      As filed with the Securities and Exchange Commission on July 21, 2004

                   Registration Nos. 33-56658 and 811-04846

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     Pre-Effective Amendment No. __                                         / /
     Post-Effective Amendment No. 27                                        /X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
     Amendment No.  41                                                      /X/

                        (Check appropriate box or boxes)

         Separate Account I of National Integrity Life Insurance Company
                           (Exact Name of Registrant)

                    National Integrity Life Insurance Company
                               (Name of Depositor)

                  515 West Market Street, Louisville, KY 40202
         (Address of Depositor's Principal Executive Offices) (Zip Code)
        Depositor's Telephone Number, including Area Code (502) 582-7900

                             G. Stephen Wastek, Esq.
                        Integrity Life Insurance Company
                             515 West Market Street
                           Louisville, Kentucky 40202
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon after the effective date of this Registration Statement as is practicable.

It is proposed that this filing will become effective (check appropriate box)

     /X/ immediately upon filing pursuant to paragraph (b) of Rule 485

     / / on May 1, 2004 pursuant to paragraph (b) of Rule 485

     / / 60 days after filing pursuant to paragraph (a)(1) of Rule 485

     / / on (date) pursuant to paragraph (a)(1) of Rule 485

     / / 75 days after filing pursuant to paragraph (a)(2) of Rule 485

     / / on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

    THIS FILING IS NOT INTENDED TO SUPERSEDE THE PROSPECTUS AND STATEMENT OF
      ADDITIONAL INFORMATION FOR THE GRANDMASTER FLEXIBLE PREMIUM VARIABLE ANNUITY, IQ SMART ANNUITY OFFERED OR ETF EASYANNUITY OFFERED BY
      NATIONAL INTEGRITY LIFE INSURANCE COMPANY, CONTAINED IN REGISTRATION STATEMENT NOS. 33-56658 (POST-EFFECTIVE NUMBER 25) AND 811-04846 (POST-
                 EFFECTIVE NUMBER 38), FILED ON APRIL 30, 2004.

PROSPECTUS

                                   IQ ADVISOR
                        FLEXIBLE PREMIUM VARIABLE ANNUITY
               issued by NATIONAL INTEGRITY LIFE INSURANCE COMPANY

This prospectus describes a flexible premium variable annuity contract offered by National Integrity Life Insurance Company, an indirect wholly owned subsidiary of The Western and Southern Life Insurance Company (W&S). The contract provides several types of benefits, some of which have tax-favored status under the Internal Revenue Code of 1986, as amended (THE CODE). You may allocate contributions to different investment divisions of our Separate Account I, referred to as Variable Account Options, and to Fixed Accounts. Together, the Variable Account Options and Fixed Accounts are referred to as INVESTMENT OPTIONS. There is no sales load on the contract.

Your contributions to the Variable Account Options of Separate Account I are invested in shares of the Portfolios of the following mutual funds:

FIDELITY VIP FUNDS
Fidelity VIP Asset Manager
Fidelity VIP Balanced
Fidelity VIP Contrafund
Fidelity VIP Dynamic Capital Appreciation Fund
Fidelity VIP Equity-Income
Fidelity VIP Growth
Fidelity VIP Growth & Income
Fidelity VIP Growth Opportunities
Fidelity VIP High Income
Fidelity VIP Investment Grade Bond
Fidelity VIP Mid-Cap
Fidelity VIP Overseas

FRANKLIN TEMPLETON VIP TRUST
Franklin Growth and Income Securities
Franklin Income Securities
Franklin Large Cap Growth Securities
Mutual Shares Securities
Templeton Foreign Securities
Templeton Growth Securities

J.P. MORGAN SERIES TRUST II
J.P. Morgan Bond
J.P. Morgan International Equity
J.P. Morgan Mid Cap Value

MFS FUNDS
MFS Capital Opportunities
MFS Emerging Growth
MFS Investors Growth Stock
MFS Mid Cap Growth
MFS New Discovery
MFS Total Return

PUTNAM FUNDS
Putnam VT Discovery Growth Fund
Putnam VT The George Putnam Fund of Boston
Putnam VT Growth and Income Fund
Putnam VT International Equity Fund
Putnam VT Small Cap Value Fund
Putnam VT Voyager Fund

SCUDDER VIT FUNDS
Scudder EAFE Equity Index Fund
Scudder Equity 500 Index Fund
Scudder Small Cap Index Fund

TOUCHSTONE VARIABLE SERIES TRUST
Touchstone Balanced Fund
Touchstone Baron Small Cap Fund
Touchstone Core Bond Fund
Touchstone Eagle Capital Appreciation Fund
Touchstone Emerging Growth Fund
Touchstone Enhanced Dividend 30 Fund
Touchstone Growth & Income Fund
Touchstone High Yield Fund
Touchstone Money Market Fund
Touchstone Third Avenue Value Fund
Touchstone Value Plus Fund

Touchstone Conservative ETF Fund
Touchstone Moderate ETF Fund
Touchstone Aggressive ETF Fund
Touchstone Enhanced ETF Fund


VAN KAMPEN PORTFOLIOS
Van Kampen LIT Comstock
Van Kampen LIT Emerging Growth
Van Kampen UIF Emerging Markets Debt
Van Kampen UIF Emerging Markets Equity
Van Kampen UIF U.S. Real Estate

We also offer a Quarterly Rate Option (QRO) and two Systematic Transfer Options
(STOS), together referred to as FIXED ACCOUNTS. Your allocation to the QRO earns a fixed interest rate that we declare on a calendar quarter basis. Your allocation to the STO earns a fixed interest rate that is effective for the STO period selected. You must transfer all contributions you make to the six-month STO into other Investment Options within six months and transfer all contributions you make to the twelve-month STO within one year of contribution. Transfers from the six-month STO must be made monthly. Transfers from the twelve-month STO may be done on a monthly or quarterly basis.

This prospectus contains information about the contract that you should know before you invest. Read this prospectus and any supplements, and retain them for future reference.

For further information and assistance, contact our Administrative Office at Integrity Life Insurance Company, P.O. Box 740075, Louisville, Kentucky 40201-7475. Our express mail address is Integrity Life Insurance Company, 515 West Market Street, Suite 800, Louisville, Kentucky 40202-3319. You may also call us at 1-800-325-8583.


A registration statement relating to the contract, which includes a Statement of Additional Information (SAI) dated July 21, 2004 has been filed with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference into this prospectus. A free copy of the SAI is available by writing to or calling our Administrative Office.


THE SEC HASN'T APPROVED OR DISAPPROVED THE CONTRACT OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

You can review and copy information about IQ Advisor at the SEC's Public Reference Room in Washington, D.C. For hours of operation of the Public Reference Room, please call 1-800-SEC-0330. You may also obtain information about IQ Advisor on the SEC's internet site at http://www.sec.gov. Copies of that information are also available, after paying a duplicating fee, by electronic request to publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20459-0102.

THE CONTRACT IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED BY, ANY BANK, NOR IS IT INSURED BY THE FDIC. IT IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.


The date of this prospectus is July 21, 2004.

                                TABLE OF CONTENTS

                                                                                  PAGE
PART 1- SUMMARY

Your Variable Annuity Contract                                                      6
Your Benefits                                                                       6
How Your Contract is Taxed                                                          6
Your Contributions                                                                  6
Your Investment Options                                                             6
Account Value and Cash Value                                                        7
Transfers                                                                           7
Charges and Fees                                                                    7
Withdrawals                                                                         7
Added Value Option                                                                  7
Your Initial Right to Revoke (Free Look Period)                                     7
Risk/Return Summary, Investments and Risks                                          7
Table of Annual Fees and Expenses                                                   8
Examples                                                                           10

PART 2 - NATIONAL INTEGRITY AND THE SEPARATE ACCOUNT

National Integrity Life Insurance Company                                          11
The Separate Account and the Variable Account Options                              11
Assets of Our Separate Account                                                     11
Distribution of Contracts                                                          11
Changes In How We Operate                                                          11

PART 3 - YOUR INVESTMENT OPTIONS

Investment Options                                                                 12
Fixed Accounts                                                                     22

PART 4 - DEDUCTIONS AND CHARGES

Separate Account Charges                                                           23
Reduction or Elimination of Separate Account Charges                               23
Portfolio Charges                                                                  23
State Premium Tax Deduction                                                        23
Transfer Charge                                                                    24
Tax Reserve                                                                        24

PART 5 - TERMS OF YOUR VARIABLE ANNUITY

Contributions Under Your Contract                                                  24
Your Account Value                                                                 24
Units in Our Separate Account                                                      24
How We Determine Unit Value                                                        25
Transfers                                                                          25
Excessive Trading                                                                  26
Specific Notice Market Timing                                                      26
Withdrawals                                                                        27
Assignments                                                                        28
Standard Death Benefit                                                             28
Annuity Benefits                                                                   28

Annuities                                                                          28
Annuity Payments                                                                   29
Timing of Payment                                                                  29
Death Claims                                                                       29
How You Make Requests and Give Instructions                                        29

PART 6 - OPTIONAL CONTRACT FEATURES
Optional Death Benefit                                                             30

PART 7 - VOTING RIGHTS

Voting Rights                                                                      30
How We Determine Your Voting Shares                                                30
How Portfolio Shares Are Voted                                                     30
Separate Account Voting Rights                                                     31

PART 8 - TAX ASPECTS OF THE CONTRACT

Introduction                                                                       31
Your Contract is an Annuity                                                        31
Taxation of Annuities Generally                                                    31
Distribution-at-Death Rules                                                        32
Spousal Continuation                                                               33
Partial 1035 Exchanges                                                             33
Diversification Standards                                                          33
Tax-Favored Retirement Programs                                                    34
Inherited IRAs                                                                     34
Annuities in Qualified Plans                                                       34
Federal and State Income Tax Withholding                                           34
Impact of Taxes to National Integrity                                              34
Transfers Among Investment Options                                                 34

PART 9 - ADDITIONAL INFORMATION

Systematic Withdrawals                                                             34
Income Plus Withdrawal Program                                                     35
Dollar Cost Averaging                                                              35
Systematic Transfer Program                                                        35
Customized Asset Rebalancing                                                       36
Legal Proceedings                                                                  36
SAI Table of Contents                                                              36

APPENDIX A - Condensed Financial Information                                       37

                                    GLOSSARY

ACCOUNT VALUE - the value of your contract, which consists of the values of your Investment Options added together.

ANNUITANT - the person upon whose life an Annuity Benefit and Death Benefit are based.

BUSINESS DAY - any day that the New York Stock Exchange is open.

CASH VALUE - your Account Value.


EXCHANGE TRADED FUNDS- a mutual fund that is traded like a stock on a securities exchange and may be purchased and sold throughout the trading day based on its market price.


FIXED ACCOUNTS - Quarterly Rate Option and the Systematic Transfer Option.


FUND OF FUNDS- A fund which invests in another underlying fund.


GUARANTEED INTEREST RATE - a fixed annual effective interest rate that we declare quarterly for the QRO and STO Accounts. For the QRO, such rate shall remain in effect until the next calendar quarter, at which time we may declare a new rate. For the STO Accounts, such rate shall remain in effect for the STO period selected. Subsequent allocations to any Fixed Account may receive a different interest rate than prior allocations.

INVESTMENT OPTIONS - Variable Account Options and Fixed Accounts, collectively.

MINIMUM INTEREST RATE - the minimum interest rate, declared in the contract, which we can ever credit your Fixed Accounts.

PORTFOLIO - an investment portfolio of a mutual fund in which the Separate Account invests its assets.

QUARTERLY RATE OPTION- A fixed interest rate account that declares interest on a calendar quarter basis.

RETIREMENT DATE - All Annuity Benefits under your contract are calculated as of your Retirement Date. The required Retirement Date is specified in the contract.

STO - Systematic Transfer Option - our STO provides a guaranteed interest rate; contributions to the STO must be transferred into other Investment Options within either six months or one year of your STO contribution.

UNIT - a measure of your ownership interest in a Variable Account Option.

UNIT VALUE - the value of each Unit calculated on any Business Day.

VARIABLE ACCOUNT OPTIONS - the various Investment Options available to you under the contract, other than the Fixed Accounts.

PART 1 - SUMMARY

YOUR VARIABLE ANNUITY CONTRACT

In this prospectus, "we," "our" and "us" mean National Integrity Life Insurance Company (NATIONAL INTEGRITY). The terms "you" and "your" mean the Annuitant, the person upon whose life the Annuity Benefit and the Death Benefit are based, usually the owner of the contract. If the Annuitant doesn't own the contract, the owner has all of the rights under the contract until annuity payments begin. If there are joint owners, they share contract rights and they must both sign for any changes or transactions. The death of the first joint owner will determine the timing of distributions.

You can invest for retirement by buying the IQ Advisor if you properly complete a Customer Profile form (an application or enrollment form may be required in some states) and make a minimum initial contribution. Because the premium is flexible, additional contributions can be any amount you choose, as long as they are above the minimum required contribution and below the maximum allowed contribution discussed below.

YOUR BENEFITS

Your contract has an Account Value, an Annuity Benefit, and a Death Benefit. These benefits are described in more detail below.

Your benefits under the contract may be controlled by the usual rules for taxation of annuities, including the deferral of taxes on your investment growth until you actually make a withdrawal. You should read Part 8, "Tax Aspects of the Contract" for more information, and possibly consult a tax adviser. The contract can also provide your benefits under certain tax-favored retirement programs, which may be subject to special eligibility and contribution rules.

HOW YOUR CONTRACT IS TAXED

Under the current tax laws, any increases in the value of your contributions won't be considered part of your taxable income until you make a withdrawal. However, most of the withdrawals you make before you are 59 1/2 years old are subject to a 10% federal tax penalty on the taxable portion of the amounts withdrawn.

YOUR CONTRIBUTIONS

The minimum initial contribution is $10,000. The minimum initial contribution for qualified retirement plans is $2,000. Additional contributions can be as little as $100. Some tax-favored retirement plans allow smaller additional contributions. See "Contributions Under Your Contract" in Part 5.

YOUR INVESTMENT OPTIONS

You may have your contributions placed in the Variable Account Options or the Fixed Accounts, or place part of your contributions in each of them. The Variable Account Options and the Fixed Accounts are together referred to as the INVESTMENT OPTIONS. To select Investment Options most suitable for you, see
Part 3, "Your Investment Options."

The Variable Account Options invest in shares of investment portfolios of mutual funds. Each investment portfolio is referred to as a PORTFOLIO. The investment goal of each Variable Account Option and its corresponding Portfolio is the same. For example, if your investment goal is to save money for retirement, you might choose a GROWTH oriented Variable Account Option, which invests in a GROWTH Portfolio. Your value in a Variable Account Option will vary with the performance of the corresponding Portfolio. For a full description of each Portfolio, see that Portfolio's prospectus and Statement of Additional Information.

ACCOUNT VALUE AND CASH VALUE

Your ACCOUNT VALUE consists of the value of your Fixed Accounts added to the value of your Variable Account Options. If the ACCOUNT VALUE goes below $1,000 we reserve the right to terminate the contract and surrender the policy for the CASH VALUE. We will notify the owner and will give at least sixty (60) days in which to make additional contributions.

TRANSFERS

You may transfer all or any part of your Account Value among the Investment Options, although some restrictions apply. See "Transfers" in Part 5. Any transfer must be at least $250. Transfers may also be made among certain Investment Options under the following special programs: (i) Dollar Cost Averaging, (ii) Customized Asset Rebalancing, or (iii) to transfer your STO contributions. All of these programs are discussed in Part 9. If you make more than fifteen transfers between your Investment Options in one contract year, your account can be charged up to $20 for each transfer after the first fifteen.

CHARGES AND FEES

A daily charge equal to an annual fee of 0.60% is deducted from the Account Value of each of your Variable Account Options to cover mortality and expense risks and certain administrative expenses. Should you select the Optional Death Benefit, this fee will be increased to 0.80%. The charges will never be greater than these amounts. For more information about these charges, see the "Table of Fees and Expenses."

WITHDRAWALS

You may make withdrawals as often as you wish. Each withdrawal must be at least $300.

YOUR INITIAL RIGHT TO REVOKE (FREE LOOK PERIOD)

You can cancel your contract within ten days after you receive it by returning it to our Administrative Office. We will extend the ten-day period as required by law in certain states. If you cancel your contract, we'll return your contract value (contributions net any investment performance and applicable daily charges), which may be more or less than your initial contribution. If the law requires, upon cancellation, we'll return all of your contributions without any adjustment. Please see Section 4, "Deductions and Charges" for more detailed information.

RISK/RETURN SUMMARY: INVESTMENTS AND RISKS

VARIABLE ANNUITY INVESTMENT GOALS

The investment goals of the IQ Advisor are protecting your investment, building for retirement and providing future income. We strive to achieve these goals through extensive portfolio diversification and superior portfolio management.

RISKS

An investment in any of the Variable Account Options carries with it certain risks, including the risk that the value of your investment will decline and you could lose money. This could happen if one of the issuers of the stocks becomes financially impaired or if the stock market as a whole declines. Because most of the Variable Account Options are in common stocks, there's also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.

For a complete discussion of the risks associated with an investment in any particular Variable Account Option, see the prospectus of the corresponding Portfolio.

TABLE OF ANNUAL FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time you buy the contract, surrender the contract, or transfer Cash Value between Investment Options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

     Sales Load on Purchases                                                      $  0
     Transfer Charge (assessed after 15 transfers in one contract year)(1)        $ 20

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including Total Annual Variable Account Option Operating Expenses.

ANNUAL ADMINISTRATIVE CHARGE

     Annual Administrative Charge                                                 $  0

Separate Account Annual Expenses
(AS A PERCENTAGE OF SEPARATE ACCOUNT VALUE)

     Mortality, Expense Risk and Administrative Fees                              0.60%

     Mortality, Expense Risk and Administrative Fees with Optional Death Benefit  0.80%

The next item shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time you own the contract. More detail concerning each of the Variable Account Option's fees and expenses is contained in the prospectus for each Variable Account Option.

TOTAL ANNUAL VARIABLE ACCOUNT OPTION OPERATING EXPENSES

The range of expenses that are deducted from the Variable Account Options' assets, including management fees, distribution or 12b-1 fees and other expenses is:


Minimum: 0.50%            Maximum: 2.22%


(1) After the first fifteen transfers during a contract year, we will charge a transfer fee of $20 for each transfer. This charge does not apply to transfers made for Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfers. See "Deductions and Charges - Transfer Charge" for more detail.

    Gross Portfolio Annual Expenses Prior to any Waivers and Reimbursements (AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                                                                                                      TOTAL
                                                                     MANAGEMENT         12b-1         OTHER           ANNUAL
PORTFOLIO                                                               FEES             FEE         EXPENSES        EXPENSES
---------                                                            ----------         -----        --------      ------------
Fidelity VIP Asset Manager: Serv. Class 2                               0.53%           0.25%          0.13%          0.91%
Fidelity VIP Balanced: Serv. Class 2                                    0.43%           0.25%          0.16%          0.84%
Fidelity VIP Contrafund: Serv. Class 2                                  0.58%           0.25%          0.10%          0.93%
Fidelity VIP Dynamic Capital Appreciation: Serv. Class 2                0.58%           0.25%          1.27%          2.10%
Fidelity VIP Equity Income: Serv. Class 2                               0.48%           0.25%          0.09%          0.82%
Fidelity VIP Growth: Serv. Class 2                                      0.58%           0.25%          0.09%          0.92%
Fidelity VIP Growth and Income: Serv. Class 2                           0.48%           0.25%          0.12%          0.85%
Fidelity VIP Growth Opportunities: Serv. Class 2                        0.58%           0.25%          0.16%          0.99%
Fidelity VIP High Income: Serv. Class 2                                 0.58%           0.25%          0.12%          0.95%
Fidelity VIP Investment Grade Bond: Serv. Class 2                       0.43%           0.25%          0.11%          0.79%
Fidelity VIP Mid Cap: Serv. Class 2                                     0.58%           0.25%          0.12%          0.95%
Fidelity VIP Overseas: Serv. Class 2                                    0.73%           0.25%          0.18%          1.16%
Franklin Growth and Income Securities: Class 2                          0.50%           0.25%          0.03%          0.78%
Franklin Income Securities: Class 2                                     0.48%           0.25%          0.03%          0.76%
Franklin Large Cap Growth: Class 2                                      0.75%           0.25%          0.04%          1.04%
Mutual Shares Securities: Class 2                                       0.60%           0.25%          0.20%          1.05%
Templeton Foreign Securities: Class 2                                   0.69%           0.25%          0.22%          1.16%
Templeton Growth Securities: Class 2                                    0.81%           0.25%          0.07%          1.13%
J.P. Morgan Series Trust II Bond                                        0.30%           0.00%          0.45%          0.75%
J.P. Morgan Series Trust II International Equity                        0.60%           0.00%          0.96%          1.56%
J.P. Morgan Series Trust II Mid Cap Value                               0.70%           0.00%          0.88%          1.58%
MFS Capital Opportunities: Service Class                                0.75%           0.25%          0.19%          1.19%
MFS Emerging Growth: Service Class                                      0.75%           0.25%          0.12%          1.12%
MFS Investors Growth Stock: Service Class                               0.75%           0.25%          0.13%          1.13%
MFS Mid Cap Growth: Service Class                                       0.75%           0.25%          0.15%          1.15%
MFS New Discovery: Service Class                                        0.90%           0.25%          0.14%          1.29%
MFS Total Return: Service Class                                         0.75%           0.25%          0.09%          1.09%
Putnam VT Discovery Growth: Class IB                                    0.70%           0.25%          0.38%          1.33%
Putnam VT The George Putnam Fund of Boston: Class IB                    0.63%           0.25%          0.10%          0.98%
Putnam VT Growth and Income Fund: Class IB                              0.48%           0.25%          0.05%          0.78%
Putnam VT International Equity Fund: Class IB                           0.76%           0.25%          0.18%          1.19%
Putnam VT Small Cap Value Fund: Class IB                                0.79%           0.25%          0.12%          1.16%
Putnam VT Voyager Fund: Class IB                                        0.55%           0.25%          0.07%          0.87%
Scudder EAFE Equity Index: Class B                                      0.45%           0.25%          0.67%          1.37%
Scudder Equity 500 Index: Class B                                       0.20%           0.25%          0.10%          0.55%
Scudder Small Cap Index: Class B                                        0.35%           0.25%          0.27%          0.87%
Touchstone Balanced                                                     0.80%           0.00%          0.49%          1.29%
Touchstone Baron Small Cap Fund                                         1.05%           0.00%          0.71%          1.76%
Touchstone Core Bond Fund                                               0.55%           0.00%          0.37%          0.92%
Touchstone Eagle Capital Appreciation Fund                              0.75%           0.00%          0.42%          1.17%
Touchstone Emerging Growth                                              0.80%           0.00%          0.45%          1.25%
Touchstone Enhanced Dividend 30                                         0.65%           0.00%          0.84%          1.49%
Touchstone Growth and Income                                            0.80%           0.00%          0.42%          1.22%
Touchstone High Yield                                                   0.50%           0.00%          0.36%          0.86%
Touchstone Money Market, Service Class                                  0.19%           0.25%          0.28%          0.72%
Touchstone Third Avenue Value                                           0.80%           0.00%          0.33%          1.13%
Touchstone Value Plus                                                   0.75%           0.00%          0.72%          1.47%
Touchstone Conservative ETF Fund                                        0.40%           0.10%          0.00%          0.50%(1)
Touchstone Moderate ETF Fund                                            0.40%           0.10%          0.00%          0.50%(1)
Touchstone Aggressive ETF Fund                                          0.40%           0.10%          0.00%          0.50%(1)

Touchstone Enhanced ETF Fund                                            0.40%           0.10%          0.00%          0.50%(1)
Van Kampen LIT Comstock: Class 2                                        0.59%           0.25%          0.06%          0.90%
Van Kampen LIT Emerging Growth: Class 2                                 0.70%           0.25%          0.07%          1.02%
Van Kampen UIF Emerging Markets Equity: Class 2                         1.25%           0.35%          0.62%          2.22%
Van Kampen UIF Emerging Markets Debt: Class 2                           0.80%           0.35%          0.41%          1.56%
Van Kampen UIF U.S. Real Estate: Class 2                                0.80%           0.35%          0.31%          1.46%


(1) By investing in the Touchstone ETF Funds, you will indirectly bear fees and expenses charged by underlying ETFs in which the Fund invests in addition to the Fund's direct fees and expenses. In addition to the direct expenses of the ETF Funds set forth above, you will also bear the expenses of the underlying funds in which it invests. Those additional expenses will be 0.21% for the Conservative, Moderate and Aggressive Funds and 0.27% for the Enhanced Fund.

NOTE: We have entered into agreements with the investment advisers or distributors of many of the funds. Under the terms of these agreements, we provide administrative, marketing and distribution-related services and the funds pay fees to us that are usually based on an annual percentage of the average daily net assets of the funds. These agreements may be different for each fund or each fund family, and may include fees paid by investment advisers or under a distribution and/or servicing plan adopted by a fund pursuant to Rule 12b-1 under the 1940 Act.

EXAMPLE

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, Separate Account annual expenses, Variable Account Option fees and expenses.

This example assumes that you invest $10,000 in the contract for the time period indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Variable Account Options. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 YEAR                          3 YEARS                      5 YEARS                      10 YEARS
------                          -------                      -------                      --------
309.46                          945.46                       1,604.93                     3,362.11

If you annuitize at the end of the applicable time period:

1 YEAR                          3 YEARS                      5 YEARS                      10 YEARS
------                          -------                      -------                      --------
309.46                          945.46                       1,604.93                     3,362.11

If you do not surrender the contract:

1 YEAR                          3 YEARS                      5 YEARS                      10 YEARS
------                          -------                      -------                      --------
309.46                          945.46                       1,604.93                     3,362.11

PART 2 - NATIONAL INTEGRITY AND THE SEPARATE ACCOUNT

NATIONAL INTEGRITY LIFE INSURANCE COMPANY

National Integrity is a stock life insurance company organized under the laws of New York. Our principal executive office is in Louisville, Kentucky. We are authorized to sell life insurance and annuities in 4 states. We sell single and flexible premium annuity contracts with underlying Investment Options, fixed single premium annuities, and flexible premium annuities offering both traditional fixed guaranteed interest rates and fixed equity indexed options. National Integrity is an indirect wholly owned subsidiary of W&S, a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888.

THE SEPARATE ACCOUNT AND THE VARIABLE ACCOUNT OPTIONS

The Separate Account was established in 1986, and is maintained under the insurance laws of the State of New York. It is a unit investment trust, which is a type of investment company, registered with the Securities and Exchange Commission (the SEC). SEC registration doesn't mean that the SEC is involved in any way in supervising the management or investment policies of the Separate Account. Each Variable Account Option invests in shares of a corresponding Portfolio. We may establish additional Options from time to time. The Variable Account Options currently available to you are listed in Part 3, "Your Investment Options."

ASSETS OF OUR SEPARATE ACCOUNT

Under New York law, we own the assets of our Separate Account and use them to support the variable portion of your contract and other variable annuity contracts. Annuitants under other variable annuity contracts participate in the Separate Account in proportion to the amounts in their contracts. We can't use the Separate Account's assets supporting the variable portion of these variable contracts to satisfy liabilities arising out of any of our other businesses. Under certain unlikely circumstances, one Variable Account Option may be liable for claims relating to the operations of another Option.

Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses. We may allow charges owed to us to stay in the Separate Account, and in that way, we can participate proportionately in the Separate Account. Amounts in the Separate Account in excess of reserves and other liabilities belong to us, and we may transfer them to our General Account.

DISTRIBUTION OF CONTRACTS

Touchstone Securities, Inc. serves as the principal underwriter for the securities issued with respect to the Separate Account. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of third-party broker-dealers that have entered into distribution agreements with us. A third-party broker-dealer or financial institution may receive additional compensation from us for, among other things, training, marketing or other services provided. In addition to commissions, we may, from time to time, pay additional promotional incentives, in the form of cash or other compensation. Promotional incentives may change at any time. We may also pay a third-party broker-dealer additional fees to ensure that firm's registered representatives have access, or preferred access, to our products.

CHANGES IN HOW WE OPERATE

We can change how we or our Separate Account operate, subject to your approval when required by the Investment Company Act of 1940 ("1940 ACT") or other applicable law or regulation. We'll notify you if any changes result in a material change in the underlying investments of a Variable Account Option. We may:

- add Options to, or remove Options from, our Separate Account, combine two or more Options within our Separate Account, or withdraw assets relating to your contract from one Option and put them into another;

-  register or end the registration of the Separate Account under the 1940 Act;

- operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are "interested persons" of National Integrity under the 1940
   Act);
- restrict or eliminate any voting rights of owners or others who have voting rights that affect our Separate Account;
- cause one or more Option(s) to invest in a mutual fund other than or in addition to the Portfolios; or
- operate our Separate Account or one or more of the Options in any other form the law allows, including a form that allows us to make direct investments. We may make any legal investments we wish. In choosing these investments, we'll rely on our own or outside counsel for advice.

PART 3 - YOUR INVESTMENT OPTIONS

THE PORTFOLIOS

Management fees and other expenses deducted from each Portfolio are described in that Portfolio's prospectus. Some of the Portfolios' investment advisers may compensate us for providing administrative services in connection with the Portfolios. This compensation is paid from the investment advisers' assets. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON ANY PORTFOLIO, CALL OUR ADMINISTRATIVE OFFICE TOLL-FREE AT 1-800-325-8583.

FIDELITY VIP FUNDS

The Portfolios' Investment Adviser. Fidelity Management & Research Company (FMR) is a registered investment adviser under the Investment Advisers Act of 1940. It serves as the investment adviser to each Portfolio.

Investment Objectives of the Portfolios. Below is a summary of the investment objectives of the Portfolios of Fidelity's VIP Funds. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ FIDELITY'S VIP FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

FIDELITY VIP ASSET MANAGER PORTFOLIO

VIP Asset Manager Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term instruments.

FIDELITY VIP BALANCED PORTFOLIO

VIP Balanced Portfolio seeks income and capital consistent with reasonable risk by investing approximately 60% of assets in stocks and other equity securities, and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral.

FIDELITY VIP CONTRAFUND(R) PORTFOLIO

VIP Contrafund(R) Portfolio seeks long-term capital appreciation. FMR normally invests the Portfolio's assets primarily in common stocks. FMR invests the Portfolio's assets in securities of companies whose value FMR believes is not fully recognized by the public. The types of companies in which the Portfolio may invest include companies experiencing positive fundamental change such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earning potential has increased or is expected to increase more than generally perceived; companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term; and companies that are undervalued in relation to securities of other companies in the same industry.

FIDELITY VIP DYNAMIC CAPITAL APPRECIATION

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation. FMR normally invests the Portfolio's assets primarily in common stocks. FMR may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers. At any given time, FMR may tend to buy

"growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the Portfolio, FMR relies on fundamental analysis of each issuer and its potential for success in light of current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FIDELITY VIP EQUITY-INCOME PORTFOLIO

VIP Equity-Income Portfolio seeks reasonable income. The Portfolio will also consider the potential for capital appreciation. The Portfolio seeks a yield that exceeds the composite yield on the securities comprising the S&P 500. FMR normally invests at least 80% of the Portfolio's total assets in income-producing equity securities.

FIDELITY VIP GROWTH PORTFOLIO

VIP Growth Portfolio seeks capital appreciation. FMR invests the Portfolio's assets in companies FMR believes have above-average growth potential. The stocks of these companies are often called "growth" stocks.

FIDELITY VIP GROWTH & INCOME PORTFOLIO

VIP Growth & Income Portfolio seeks high total return through a combination of current dividends and show potential for capital appreciation. FMR normally invests a majority of the Portfolio's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the Portfolio's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO

VIP Growth Opportunities Portfolio seeks to provide capital growth. FMR normally invests the Portfolio's assets primarily in common stocks. FMR may also invest the Portfolio's assets in other types of securities, including bonds, which may be lower-quality debt securities.

FIDELITY VIP HIGH INCOME PORTFOLIO

VIP High Income Portfolio seeks a high current income, while also considering growth of capital. It normally invests in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital by investing at least 80% of assets in investment-grade debt securities of all types.

FIDELITY VIP MID-CAP PORTFOLIO

VIP Mid-Cap Portfolio seeks long-term growth of capital. FMR normally invests the VIP Mid-Cap Portfolio's assets primarily in common stocks. FMR normally invests at least 80% of the Portfolio's total assets in securities of companies with medium market capitalizations. Medium market capitalization companies are those whose market capitalization is similar to the capitalization of companies in the S&P Mid Cap 400 at the time of the investment.

FIDELITY VIP OVERSEAS PORTFOLIO

VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in common stock. It normally invests at least 80% of its assets in foreign securities.

THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST ("TRUST")

Each Fund is a series of the Trust, which is a mutual fund registered with the SEC. Affiliates of Franklin Resources, Inc., which operates as Franklin Templeton Investments, serve as the investment advisers for the funds in which the Portfolios invest.

FRANKLIN GROWTH AND INCOME SECURITIES PORTFOLIO

The Franklin Growth and Income Securities Portfolio seeks capital appreciation with income as a secondary goal. Under normal market conditions, the Portfolio normally invests in a broadly diversified portfolio of equity securities that the Portfolio's manager considers to be financially strong but undervalued by the market.

FRANKLIN INCOME SECURITIES PORTFOLIO

The Franklin Income Securities Portfolio seeks to maximize income while maintaining prospects for capital appreciation. The Portfolio normally invests in debt and equity securities.

FRANKLIN LARGE CAP GROWTH SECURITIES PORTFOLIO

The Franklin Large Cap Growth Securities Portfolio seeks capital appreciation. The Portfolio normally invests at least 80% of its net assets in investments of large capitalization companies. For this Portfolio, large-cap companies are those with market capitalization values within those of the top 50% of companies in the Russell 1000 Index, at the time of purchase.

MUTUAL SHARES SECURITIES PORTFOLIO

The Mutual Shares Securities Portfolio seeks capital appreciation. The Portfolio normally invests mainly in U.S. equity securities that the manager believes are available at market prices less than the value based on certain recognized or objective criteria, including undervalued stocks, merger/risk arbitrage securities and distressed companies.

TEMPLETON FOREIGN SECURITIES PORTFOLIO

The Templeton Foreign Securities Portfolio seeks long-term capital growth. The Portfolio normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

TEMPLETON GROWTH SECURITIES PORTFOLIO

The Templeton Growth Securities Portfolio seeks long-term capital growth. The Portfolio normally invests mainly in the equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets.

JP MORGAN SERIES TRUST II

Each Portfolio of the JP Morgan Series Trust II, except Mid Cap Value, is a diversified mutual fund registered with the SEC. JP Morgan Investment Management Inc. is the investment adviser to the JP Morgan Series Trust II.

Investment Objectives of the Portfolios. Below is a summary of the investment objectives of the Portfolios of the JP Morgan Series Trust II. There is no guarantee that these objectives will be met. YOU SHOULD READ THE PROSPECTUS FOR JP MORGAN SERIES TRUST II CAREFULLY BEFORE INVESTING.

JP MORGAN BOND PORTFOLIO

JP Morgan Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. The Portfolio will invest at least 80% of the value of its assets in debt investments, including U.S. government and agency securities, corporate bonds, private placements, asset backed and mortgage backed securities that the adviser believes have the potential to provide a high total return over time.

JP MORGAN INTERNATIONAL EQUITY PORTFOLIO

JP Morgan International Equity Portfolio seeks to provide a high total return from a portfolio of equity securities of foreign companies. The Portfolio is designed for investors who have long-term investment goals and who want to diversify their investments by adding international equities, taking advantage of investment opportunities outside the U.S. The Portfolio seeks to meet its investment goal primarily through stock valuation and selection.

JP MORGAN MID CAP VALUE PORTFOLIO

JP Morgan Mid Cap Value Portfolio seeks to provide growth from capital appreciation. The Portfolio will generally invest at least 80% of the value of its assets in a broad portfolio of common stocks of companies with market capitalization of $1 billion to $20 billion at the time of purchase. The Portfolio is not diversified as defined in the Investment Company Act of 1940.

MFS FUNDS

Each Portfolio of the MFS Variable Insurance Trust is a mutual fund registered with the SEC. Massachusetts Financial Services Company is the investment adviser to the MFS Funds.

Investment Objectives of the Portfolios. Below is a summary of the investment objectives of the Portfolios of the MFS Funds. There is no guarantee that these objectives will be met. YOU SHOULD READ THE PROSPECTUS FOR MFS VARIABLE INSURANCE TRUST CAREFULLY BEFORE INVESTING.

MFS CAPITAL OPPORTUNITIES PORTFOLIO

MFS Capital Opportunities Portfolio seeks capital appreciation by normally investing at least 65% of its net assets in common stocks and related securities. The Portfolio focuses on companies that MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.

MFS EMERGING GROWTH PORTFOLIO

MFS Emerging Growth Portfolio seeks long term growth of capital by normally investing at least 65% of its net assets in common stocks and related securities of emerging growth companies. Emerging growth companies are companies that MFS believes are either (1) early in their life cycle but which have the potential to become major enterprises, or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. Emerging growth companies may be of any size, and MFS would expect these companies to have products, technologies, management, markets and opportunities that will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation.

MFS INVESTORS GROWTH STOCK PORTFOLIO

MFS Investors Growth Stock Portfolio seeks to provide long-term growth of capital and future income rather than current income by investing, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies which MFS believes offer better than average prospects for long-term growth.

MFS MID CAP GROWTH PORTFOLIO

MFS Mid Cap Growth Portfolio seeks long term growth of capital by normally investing at least 80% of its total assets in common stocks and related securities of companies with medium market capitalization that MFS believes have above-average growth potential. Medium market capitalization companies are defined by the Portfolio as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell Midcap Growth Index range at the time of the Portfolio's investment. Companies whose market capitalizations fall below $250 million or exceed the top of the Russell Midcap Growth Index range after purchase continue to be considered medium-capitalization companies for purposes of the Portfolio's 80% investment policy.

MFS NEW DISCOVERY PORTFOLIO

MFS New Discovery Portfolio seeks capital appreciation by normally investing at least 65% of its net assets in common stocks and related securities of emerging growth companies. Emerging growth companies are companies that MFS believes offer superior prospects for growth and are either (1) early in their life cycle but which have the potential to become major enterprises, or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. While emerging growth companies may be of any size, the Portfolio will generally focus on smaller cap emerging growth companies that are early in their life cycle. Small cap companies are defined by MFS as those companies with market capitalizations within the range of market capitalizations in the Russell 2000 Stock Index at the time of investment.

MFS TOTAL RETURN PORTFOLIO

MFS Total Return Portfolio seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income. The Portfolio invests in a combination of equity and fixed income securities. Under normal market conditions, the Portfolio invests (1) at least 40%, but not more than 75%, of its net assets in common stocks and related securities such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities; and (2) at least 25% of its net assets in non-convertible fixed income securities. The Portfolio may vary the percentage of its assets invested in any one type of security, within the limits described above, in accordance with MFS's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values.

PUTNAM FUNDS

Each Fund is a mutual fund registered with the SEC. Putnam Investment Management, LLC ("Putnam Management") serves as the investment adviser of each Portfolio.

Investment Objectives of the Funds. Below is a summary of the investment objectives of Putnam's VT Funds. YOU SHOULD READ PUTNAM'S VT FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

PUTNAM VT DISCOVERY GROWTH FUND

The Fund seeks long-term growth of capital. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON

The Fund seeks to provide a balanced investment composed of a well diversified portfolio of stocks and bonds which produce both capital growth and current income. The Fund pursues its goal by investing mainly in a combination of bonds and U.S. value stocks, with a greater focus on value stocks. Under normal market conditions, the fund invests at least 25% of the Fund's total assets in fixed-income securities, including debt securities, preferred stocks and that portion of the value of convertible securities attributable to the fixed-income characteristics of those securities.

PUTNAM VT GROWTH AND INCOME FUND

The Fund seeks capital growth and current income. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer potential for capital growth, current income, or both.

PUTNAM VT INTERNATIONAL EQUITY FUND

The Fund seeks capital appreciation. The Fund pursues its goal by investing mainly in common stocks of companies outside the United States that Putnam Management believes have favorable investment potential. Under normal circumstances, the Fund invests at least 80% of the Fund's net assets in equity investments.

PUTNAM VT SMALL CAP VALUE FUND

The Fund seeks capital appreciation. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks. Under normal circumstances, the Fund invests at least 80% of its net assets in small companies of a size similar to those in the Russell 2000 Value Index.

PUTNAM VT VOYAGER FUND

The Fund seeks capital appreciation. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

SCUDDER VIT FUNDS

The investment adviser for the Scudder VIT Funds is Deutsche Asset Management, Inc. (DeAM). DeAM is a broad-based global investment firm that provides asset management capabilities to a variety of institutional clients worldwide. DeAM presence in all of the major investment markets gives its clients a global network and product range. DeAM manages U.S., international, emerging markets, and fixed income investments and is a leader in index strategies.

Investment Objectives of the Portfolios. Following is a summary of the investment objectives of the Scudder Asset Management VIT Funds. We can't guarantee that these objectives will be met. YOU SHOULD READ THE SCUDDER ASSET MANAGEMENT VIT FUNDS PROSPECTUSES CAREFULLY BEFORE INVESTING.

SCUDDER VIT EAFE(R) EQUITY INDEX FUND

The EAFE(R) Equity Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the EAFE(R) Index, which measures international stock market performance. The Fund attempts to invest in stocks and other securities that are representative of the EAFE(R) Index as a whole.

SCUDDER EQUITY INDEX FUND

The S&P 500 Index is an unmanaged group of large-company stocks. The Index reflects reinvestments of all distributions. It is not possible to invest directly in the index.

SCUDDER VIT EQUITY 500 INDEX FUND

The Equity 500 Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the S&P 500 Index, which emphasizes stocks of large U.S. companies. The Fund attempts to invest in stocks and other securities that are representative of the S&P 500 Index as a whole.

SCUDDER EAFE INDEX FUND

The Morgan Stanley Capital International Europe, Australiasia and Far East Index (MSCI EAFE(R)) is an unmanaged, capitalization-weighted measure of stock markets in Europe, Australiasia and the Far East and has been licensed for use by the portfolio's investment adviser. Index returns assume reinvested dividends and do not reflect fees; it is not possible to invest directly in an index.

SCUDDER VIT SMALL CAP INDEX FUND

The Small Cap Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the Russell 2000 Index, which emphasizes stocks of small U.S. companies. The Fund attempts to invest in stocks and other securities that are representative of the Russell 2000 Index as a whole.

SCUDDER SMALL CAP INDEX FUND

The Russell 2000 Index is an unmanaged index that tracks the common stock price movement of the 2,000 smallest companies of the Russell 3000 Index, which measure the performance of the 3,000 largest US companies based on total market capitalization. The Index includes the reinvestment of all distributions and is not available for direct investment.

TOUCHSTONE VARIABLE SERIES TRUST

Each Portfolio of the Touchstone Variable Series Trust is an open-end, diversified management investment company. Touchstone Advisors, Inc. is the investment adviser of each Fund. OpCap Advisors is the sub-adviser for the Balanced Fund. BAMCO, Inc a subsidiary of Baron Capital Group, Inc. is the sub-adviser for the Baron Small Cap Fund. Ft. Washington Investment Advisors, Inc. is the sub-adviser for the Core Bond, High Yield, Money Market and Value Plus. Westfield Capital Management, Inc./TCW Investment Management Company is the sub-adviser for the Emerging Growth Fund. Todd Investment Advisors is the sub-adviser for the Enhanced 30 Fund. Deutsche Investment Management (Americas) Inc. is the sub-adviser for the Growth & Income Fund. Eagle Asset Management, Inc. is the sub-adviser for the Eagle Capital Appreciation Fund. Third Avenue Management, LLC is the sub-adviser for the Third Avenue Value Fund.

TOUCHSTONE BALANCED FUND

Touchstone Balanced Fund seek to achieve both an increase in share price and current income by investing in both equity securities (generally about 60% of assets) and debt securities (generally about 40%, but at least 25%). The Fund may also invest up to one-third of its assets in securities of foreign companies, and up to 15% in securities of companies in emerging market countries. In choosing equity securities for the Fund, the portfolio manager will seeks companies that are in a strong position within their industry, are owned in part by management and are selling at a price lower than the company's intrinsic value. Debt securities are also chosen using a value style, and will be rated investment grade or at the two highest levels of non-investment grade. The portfolio manager will focus on higher yielding securities, but will also consider expected movements in interest rates and industry position.

TOUCHSTONE BARON SMALL CAP FUND

Touchstone Baron Small Cap Fund seeks long-term capital appreciation. It invests primarily (at least 80% of assets) in common stocks of smaller companies with market values under $2.5 billion selected for their capital appreciation potential. In making investment decisions for the Fund, the portfolio manager seeks securities believed to have (1) favorable price to value characteristics based on the portfolio manager's assessment of their prospects for future growth and profitability, and (2) the potential to increase in value at least 50% over two subsequent years.

TOUCHSTONE CORE BOND FUND

Touchstone Core Bond Fund seeks to provide a high level of current income as is consistent with the preservation of capital by investing primarily in high-quality investment grade debt securities (at least 65% of assets). The Fund invests in mortgage-related securities (up to 60%), asset-backed securities, U.S. government securities and corporate debt securities. In making investment decisions for the Fund, the portfolio manager analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility.

TOUCHSTONE EAGLE CAPITAL APPRECIATION FUND

The Touchstone Eagle Capital Appreciation Fund seeks long term capital appreciation. In selecting equity securities for the Fund, the portfolio management team begins with the largest 500 stocks (by market capitalization) in the Russell 1000 Index. They immediately eliminate deeply cyclical stocks, stocks believed to be over-valued, companies with unproven business models, businesses without a sustainable competitive advantage and companies whose business models they simply do not understand. The initial screening leaves about 150 stocks which are assigned to the four co-portfolio managers based on sector.

Each portfolio manager then uses fundamental research to develop five year earnings estimates for each company based on historical data, current comparables and a thorough understanding of each company and the relevant industry drivers. The portfolio managers generally do not rely on a company's earnings projection or consensus Wall Street estimates. Instead, they do their own research.

The portfolio managers will then assign either a premium or discount multiple to each stock based on what the multiple of that stock has been versus the S&P 500 Index historically and what it is expected to be over the next five years.

The earnings estimates and premium/discount assigned by each portfolio manager are then entered into a proprietary valuation model which ranks each stock based on the five year expected rates of return. The team will generally only invest in those stocks ranked in the top third of the valuation model's rankings. Any stock held which falls into the bottom third of the rankings will normally be sold by the Fund.

TOUCHSTONE EMERGING GROWTH FUND

Touchstone Emerging Growth Fund seeks to increase the value of fund shares. The Fund invests primarily in small cap companies, but may invest in mid cap stocks. It primarily invests the common stock of small to mid-size rapidly growing U.S. companies. The Fund is sub-advised by two separate management teams - one that specializes in growth, the other in value. Emerging growth companies can include companies that have earnings that the portfolio manager believes may grow faster than the U.S. economy in general, due to new products, management changes at the company or economic shocks that may affect earnings and stock prices. Emerging growth companies can also include companies that are believed to be undervalued, including those with unrecognized asset values, undervalued growth or those undergoing turnaround.

TOUCHSTONE ENHANCED DIVIDEND 30 FUND

Touchstone Enhanced Dividend 30 Fund seeks to achieve a total return which is higher than the total return of the Dow Jones Industrial Average ("DJIA"). The Fund's portfolio is based on the 30 stocks that comprise the DJIA. The DJIA is a measurement of general market price movement for 30 widely held stocks. The Fund will utilize a quantitative approach to enhanced index investing in all Do components while remaining maintaining a focus on dividend yield. The Fund seeks to overweight thee top three highest yielding stocks in the DJIA by approximately 8% each, while incrementally under weighting the remaining 27 stocks of the Dow that have a lower relative dividend yield.

TOUCHSTONE GROWTH & INCOME FUND

Touchstone Growth & Income Fund seeks to increase the value of fund shares over the long-term, while receiving dividend income, by investing at least 50% of total assets in dividend paying common stock, preferred stocks and convertible securities in a variety of industries. The portfolio manager may purchase securities that do not pay dividends (up to 50%) but which are expected to increase in value or produce high income payments in the future. The portfolio manager invests in stocks with lower valuations than the broad market that are believed to have long-term dividend and earning fundamentals.

TOUCHSTONE HIGH YIELD FUND

Touchstone High Yield Fund seeks to achieve a high level of current income as its main goal, with capital appreciation as a secondary consideration. The fund invests primarily (at least 80% of assets) in non-investment grade debt securities. Non-investment grade securities are often referred to as "junk bonds" and are considered speculative.

TOUCHSTONE MONEY MARKET FUND

Touchstone Money Market Fund seeks high current income, consistent with liquidity and stability of principal by investing primarily in high-quality money market instruments. The Fund is a money market fund and tries to maintain a constant share price of $1.00 per share, although there is no guarantee that it

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will do so.

TOUCHSTONE THIRD AVENUE VALUE FUND

Touchstone Third Avenue Value Fund seeks long-term capital appreciation. It is a non-diversified Fund that seeks to achieve its objective mainly by investing in common stocks of well-financed companies (companies without significant debt in comparison to their cash resources) at a substantial discount to what the portfolio manager believes is their true value. The Fund also seeks to acquire senior securities, such as preferred stock and debt instruments, that are believed to be undervalued. The Fund invests in companies regardless of market capitalization. The mix of the Fund's investments at any time will depend on the industries and types of securities that the portfolio manager believes hold the most value.

TOUCHSTONE VALUE PLUS FUND

Touchstone Value Plus Fund seeks to increase value of the fund shares over the long-term by investing primarily (at least 65% of assets) in common stock of larger companies that the portfolio manager believes are undervalued. In choosing undervalued stocks, the portfolio manager looks for companies that have proven management and unique features or advantages, but are believed to be priced lower than their true value. These companies may not pay dividends. Approximately 75% of assets will generally be invested in large cap companies and approximately 25% will generally be invested in mid cap companies.


Touchstone ETF Funds

The Touchstone ETF Funds are part of the Touchstone Variable Series Trust. Touchstone Advisors, Inc. is the investment advisor of each Fund and Todd Investment Advisors, Inc. serves as each ETF Funds' sub-advisor. Management fees and other expenses deducted from each Fund are described in that Fund's prospectus. The Funds' investment advisor compensates us for providing administrative services in connection with the Funds. This compensation is paid from the investment advisor's assets.

This Part specifically provides information about the Touchstone ETF Funds, which are mutual funds that invest fixed percentages of assets in various exchange-traded funds, including series of the iShares(R) Funds Trust. Because the Funds invest in other mutual funds rather than in individual securities, each Fund is considered a "fund of funds" and bears a proportionate share of the expenses charged by the underlying funds in which it invests. In addition, an ETF is a fund that is traded like a stock on a securities exchange and may be purchased and sold throughout the trading day based on its market price. Each fund of the iShares(R) Trust is an ETF that is an "index fund," which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index.

Each ETF Fund allocates its assets among a group of iShares in different percentages. Therefore, each ETF Fund has different indirect asset allocations of stocks, bonds, and cash, reflecting varying degrees of potential investment risk and reward for different investment styles and life stages. These asset allocations provide four diversified, distinct options that can meet a wide variety of investment needs. The allocation of stocks and bonds in each Fund reflects greater or lesser emphasis on pursuing current income or growth of capital.

The ETF Funds discussed below seek to achieve their investment objectives by investing their assets in at least five, and generally no more than nine, iShares Funds. Each iShares Funds seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a designated securities index. Shares of each iShares Fund are listed and traded on national and foreign securities exchanges.

As a result of market gains or losses, the percentage of any of the ETF Fund's assets invested in stocks or bonds at any given time may be different than that Fund's planned asset allocation model. Stock and bond markets, and the sub categories of assets within them (value, growth, large cap, small cap etc.) have returns that vary form year to year. Because of the changes in returns for these assets affect their expected return in the future, they require monitoring and potentially some rebalancing of the allocation models. The sub-adviser will monitor the models and may update and revise the asset allocation percentages employed by each model to reflect changes in the marketplace. The sub-advisor will

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rebalance each Fund's assets annually (except the Enhanced ETF Fund which will be done on a semi-annual basis) in accordance with the asset allocation model then in effect. The sub-advisor reserves the right to rebalance more or less frequently depending upon market conditions, investment experience, and other factors it deems appropriate.

TOUCHSTONE CONSERVATIVE ETF FUND

The Touchstone Conservative ETF Fund seeks total return by investing for income and capital appreciation. The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. For the Conservative Fund that typically results in an allocation of about 35% in stocks and 65% of assets in bonds. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

TOUCHSTONE MODERATE ETF FUND

The Touchstone Moderate ETF Fund seeks total return by investing primarily for capital appreciation and secondarily for income. The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. For the Moderate Fund that typically results in an allocation of about 60% of assets in stocks and 40% in bonds. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

TOUCHSTONE AGGRESSIVE ETF FUND

The Touchstone Aggressive ETF Fund seeks capital appreciation. The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. For the Aggressive Fund that typically results in an allocation of about 80% of assets in stocks and 20% in bonds. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

TOUCHSTONE ENHANCED ETF FUND

The Touchstone Enhanced ETF Fund seeks high capital appreciation. The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. Those asset classes with the best relative strength, as measured by their relative performance over the prior six months, are overweighted for six months, while the other asset classes are underweighted, thereby increasing the potential for enhanced performance with lower volatility. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.


VAN KAMPEN LIT PORTFOLIOS

Van Kampen Asset Management is the investment adviser for each of the LIT Portfolios.

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VAN KAMPEN LIT COMSTOCK PORTFOLIO

The Portfolio's investment objective and strategy is to seek capital growth and income through investment in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers.

VAN KAMPEN LIT EMERGING GROWTH PORTFOLIO

The Portfolio's investment objective and strategy is to seek capital appreciation. Under normal market conditions, the Portfolio's investment adviser seeks to achieve the Portfolio's investment objective by investing at least 65% of the Portfolio's total assets in common stocks of companies the investment adviser believes to be emerging growth companies.

VAN KAMPEN UIF PORTFOLIOS

Morgan Stanley Dean Witter Investment Management Inc. doing business as Van Kampen is the investment adviser for each of the UIF Portfolios.

VAN KAMPEN UIF EMERGING MARKETS DEBT PORTFOLIO

The Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Using macroeconomic and fundamental analysis, the adviser seeks to identify developing countries that are believed to be undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.

VAN KAMPEN UIF EMERGING MARKETS EQUITY PORTFOLIO

The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. Under normal circumstances, at least 80% of the assets of the Portfolio will be invested in equity securities of issuers located in emerging market countries.

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO

The Portfolio seeks to achieve above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs") and real estate operating companies.

FIXED ACCOUNTS

FOR VARIOUS LEGAL REASONS, INTERESTS IN CONTRACTS ATTRIBUTABLE TO FIXED ACCOUNTS HAVEN'T BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT")OR THE 1940 ACT. THUS, NEITHER THESE CONTRACTS NOR OUR GENERAL ACCOUNT, WHICH GUARANTEES THE VALUES AND BENEFITS UNDER THOSE CONTRACTS, ARE GENERALLY SUBJECT TO REGULATION UNDER THE PROVISIONS OF THE 1933 ACT OR THE 1940 ACT. ACCORDINGLY, WE HAVE BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HASN'T REVIEWED THE DISCLOSURE IN THIS PROSPECTUS RELATING TO THE FIXED ACCOUNTS OR THE GENERAL ACCOUNT. DISCLOSURES REGARDING THE FIXED ACCOUNTS OR THE GENERAL ACCOUNT MAY, HOWEVER, BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES.

QUARTERLY RATE OPTION

We offer a QRO which is a fixed interest rate account that declares interest on a calendar quarter basis. The QRO will never credit less than the Minimum Interest Rate.

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Only two "round trips" are permitted through the QRO Account during any 12-month period. A "round trip" is a transfer from the QRO Account followed by a transfer back into the QRO Account within 30 days. We reserve the right to restrict further transfers into the QRO Account if you exceed this limit. This restriction does not apply to programs that systematically transfer money into or out of the QRO Account such as Dollar Cost Averaging, Asset Rebalancing, Systematic Transfer Programs or other related programs we may offer, unless we determine, in our sole discretion, that one of those programs is being used as a method of market timing or other abusive trading practice. We may modify or amend these transfer restrictions at any time and in our sole discretion.

SYSTEMATIC TRANSFER OPTIONS

We also offer two Systematic Transfer Options that provide a guaranteed interest rate. Your allocation to the STO earns a fixed interest rate that is effective for the STO period selected. You must transfer all contributions you make to the six-month STO into other Investment Options within six months and transfer all contributions you make to the twelve-month STO within one year of contribution. Transfers from the six-month STO must be made monthly. Transfers from the twelve-month STO may be done on a monthly or quarterly basis. You can't transfer from other Investment Options into the STO. We guarantee that the STO's annual effective yield will never be less than the Minimum Interest Rate.

PART 4 - DEDUCTIONS AND CHARGES

SEPARATE ACCOUNT CHARGES

National Integrity deducts a daily expense amount from the Unit Value equal to an effective annual rate of 0.60% of your Account Value in the Variable Account Options. We can't increase this daily expense rate without your consent. Should you select the Optional Death Benefit, this expense will be 0.80%. These charges are listed as the Mortality, Expense Risk and Administrative Fees in the Table of Annual Fees and Expenses. The expense risk is the risk that our actual expenses of administering the contract will exceed the annual administrative expense charge. Mortality risk, as used here, refers to the risk we take that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more annuity benefits than anticipated. The mortality and expense risk charge compensate us for the mortality and expense risks we assume under the contract. The relative proportion of the mortality and expense risk charge may be changed, but the total 0.60% or 0.80% Separate Account Charge can't be increased.

National Integrity may realize a gain from these daily charges if they aren't needed to meet the actual expenses incurred.

REDUCTION OR ELIMINATION OF SEPARATE ACCOUNT CHARGES

We can reduce or eliminate the Separate Account or administrative charges for individuals or groups of individuals if we anticipate expense savings. We may do this based on the size and type of the group and the amount of the contributions. We won't unlawfully discriminate against any person or group if we reduce or eliminate these charges.

PORTFOLIO CHARGES

The Separate Account buys shares of the Portfolios at net asset value. That price reflects investment management fees and other direct expenses that have already been deducted from the assets of the Portfolios. The amount charged for investment management can't be increased without shareholder approval. Please refer to the mutual fund prospectus for complete details on fund expenses and related items.

STATE PREMIUM TAX DEDUCTION

National Integrity won't deduct state premium taxes from your contributions before investing them in the Investment Options, unless required by your state law. If the Annuitant elects an Annuity Benefit, we'll deduct any applicable state premium taxes from the amount available for an Annuity Benefit. State premium taxes currently range up to 4%.

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TRANSFER CHARGE

If you make more than fifteen transfers among your Investment Options during one contract year, we may charge your account up to $20 for each additional transfer during that year. Transfer charges don't apply to transfers under (i) Dollar Cost Averaging, (ii) Customized Asset Rebalancing, or (iii) under Systematic Transfers from the STO, nor will such transfers count towards the fifteen free transfers you may make in a contract year.

TAX RESERVE

We can make a charge in the future for taxes or for reserves set aside for taxes, which will reduce the investment performance of the Variable Account Options.

PART 5 - TERMS OF YOUR VARIABLE ANNUITY

CONTRIBUTIONS UNDER YOUR CONTRACT

You can make contributions of at least $100 at any time up to the Annuitant's Retirement Date. Your first contribution, however, can't be less than $10,000 (This amount may be higher in some states). We have special rules for minimum contribution amounts for tax-favored retirement programs. See "Tax-Favored Retirement Programs" in the SAI.

We may limit the total contributions under a contract to $1,000,000 if you are age 75 or under or to $250,000 if you are age 76 or older. Once you reach nine years before your Retirement Date, we may refuse to accept any contribution. Contributions may also be limited by various laws or prohibited by Integrity for all Annuitants under the contract. If your contributions are made under a tax-favored retirement program, we won't measure them against the maximum limits set by law.

Contributions are applied to the various Investment Options you select and are used to pay Annuity and Death Benefits. Each contribution is credited as of the date we have RECEIVED (as defined below) both the contribution and instructions for allocation among the Investment Options at our Administrative. Wire transfers of federal funds are deemed received on the day of transmittal if credited to our account by 3 p.m. Eastern Time, otherwise they are deemed received on the next Business Day. Contributions by check or mail are deemed received when they are delivered in good order to our Administrative Office.

You can change your choice of Investment Options at any time by writing to the Administrative Office. The request should indicate your contract number and the specific change you want to make, and you should sign the request. When the Administrative Office receives it, the change will be effective for any contribution that accompanies it and for all future contributions. See "Transfers" in Part 5.

YOUR ACCOUNT VALUE

Your Account Value reflects various charges. See Part 4, "Deductions and Charges." Charges against our Separate Account are reflected daily. Any amount allocated to a Variable Account Option will go up or down in value depending on the investment experience of that Option. The value of contributions made to the Variable Account Options isn't guaranteed. The value of your contributions made to Fixed Accounts is guaranteed. If the ACCOUNT VALUE goes below $2,000 and an additional contribution has not been received for at least 3 consecutive years, we reserve the right to terminate the contract and surrender the policy for the CASH VALUE. We will notify the owner in advance and the owner will be given at least sixty (60) days in which to make additional contributions. This could vary by state so please refer to your annuity policy for specific information.

UNITS IN OUR SEPARATE ACCOUNT

Allocations to the Variable Account Options are used to purchase Units. On any given day, the value you have in a Variable Account Option is the Unit Value multiplied by the number of Units credited to you in that Option. The Units of each Variable Account Option have different Unit Values.

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The number of Units purchased or redeemed (sold) in any Variable Account Option is calculated by dividing the dollar amount of the transaction by the Option's Unit Value, calculated as of the close of business that day. The number of Units for a Variable Account Option at any time is the number of Units purchased less the number of Units redeemed. The value of Units fluctuates with the investment performance of the corresponding Portfolios, which in turn reflects the investment income and realized and unrealized capital gains and losses of the Portfolios, as well as their expenses. The Unit Values also change because of deductions and charges we make to our Separate Account. The number of Units credited to you, however, won't vary because of changes in Unit Values. Units of a Variable Account Option are purchased when you make new contributions or transfer contributions you made to a different Option into that Option. Units are redeemed when you make withdrawals or transfer amounts out of a Variable Account Option into a different Option. We also redeem Units to pay the Death Benefit when the Annuitant dies.

HOW WE DETERMINE UNIT VALUE

We determine Unit Values for each Variable Account Option at 4 p.m. Eastern Time on each Business Day. The Unit Value of each Variable Account Option for any Business Day is equal to the Unit Value for the previous Business Day multiplied by the net investment factor for that Option on the current day. We determine a NET INVESTMENT FACTOR for each Option as follows:

  - First, we take the value of the shares belonging to the Option in the corresponding Portfolio at the close of business that day (before giving effect to any transactions for that day, such as contributions or withdrawals). For this purpose, we use the share value reported to us by the Portfolios.

  - Next, we add any dividends or capital gains distributions by the Portfolio on that day.

  - Then we charge or credit for any taxes or amounts set aside as a reserve for taxes.

  - Then we divide this amount by the value of the amounts in the Option at the close of business on the last day on which a Unit Value was determined (after giving effect to any transactions on that day).

  - Finally, we subtract a daily asset charge for each calendar day since the last day on which a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday). The daily charge is equal to an effective annual rate of 0.60% or 0.80%. This charge is for the mortality risk, administrative expenses and expense risk we assume under the contract.

Generally, this means that we adjust Unit Values to reflect what happens to the Portfolios and for the mortality and expense risk charge and any charge for administrative expenses or taxes.

TRANSFERS

You may transfer your Account Value among the Variable Account Options and the QROs, subject to National Integrity's transfer restrictions. You can't make a transfer into the STO.

The amount transferred must be at least $250 or, if less, the entire amount in the Investment Option. You have fifteen free transfers during a contract year. After those fifteen transfers, a charge of up to $20 will apply to each additional transfer during that contract year. No charge will be made for transfers under our Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer Program described in Part 9.

You may request a transfer by writing to our Administrative Office. Each request for a transfer must specify the contract number, the amounts to be transferred and the Investment Options to and from which the amounts are to be transferred.

A transfer request is effective as of the Business Day our Administrative Office receives it. A transfer request doesn't change the allocation of current or future contributions among the Investment Options. You'll receive the Variable Account Options' Unit Values as of the close of business on the day you make the request as long as we receive the request by 4:00 p.m., Eastern Time. Transfer requests received after 4:00 p.m., Eastern Time (or the close of the New York Stock Exchange, if earlier), will be processed

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using Unit Values as of the close of business on the next Business Day after we receive the request. All transfers will be confirmed in writing.

Transfer requests submitted by agents or market timing services that represent multiple policies will be processed no later than the next Business Day after our Administrative Office receives the requests.

EXCESSIVE TRADING

We reserve the right to limit the number of transfers in any contract year or to refuse any transfer request for an owner or certain owners if: (a) we believe in our sole discretion that excessive trading by the owner or owners or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the underlying mutual funds; or (b) we are informed by one or more of the underlying mutual funds that the purchase or redemption of shares is to be restricted because of excessive trading, or that a specific transfer or group of transfers is expected to have a detrimental effect on share prices of affected underlying mutual funds.

We reserve the rights to modify these restrictions or to adopt new restrictions at any time and in our sole discretion.

We will notify you or your designated representative if your requested transfer is not made. Current SEC rules preclude us from processing your request at a later date if it is not made when initially requested. ACCORDINGLY, YOU WILL NEED TO SUBMIT A NEW TRANSFER REQUEST IN ORDER TO MAKE A TRANSFER THAT WAS NOT MADE BECAUSE OF THESE LIMITATIONS.

SPECIFIC NOTICE REGARDING THE USE OF THIS ANNUITY FOR MARKET TIMING

This contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in stale price arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in mutual fund pricing or for any other reason should not purchase this contract. These abusive or disruptive transfers can have an adverse impact on management of a fund, increase fund expenses and affect fund performance.

We have the following policies for transfers between Investment Options, which are designed to protect contract owners from frequent trading activity:

1. PROHIBITED TRANSFERS. Under normal market conditions, we will refuse to honor, unless made by first class U.S. mail:

     - a transfer request or asset rebalancing into an International or High Yield sub-account (as defined by us) if, within the preceding five business days, there was a transfer or asset rebalancing out of the same sub-account;

     - a transfer request or asset rebalancing out of an International or High Yield sub-account if, within the preceding five business days, there was a purchase, transfer or asset rebalancing into the same sub-account.

2. ALLOWABLE TRANSFERS ACCOMPANYING A PROHIBITED TRANSFER. We cannot honor an otherwise allowable transfer request if it is made at the same time or accompanies a request for a Prohibited Transfer.

3. NOTIFICATION. If we do not honor a transfer request as a result of the foregoing policy, we will notify you in writing.

4. REVOCATION OF SAME-DAY TRANSFER PRIVILEGES. Contract owners (or agents acting on their behalf) who engage in market timing, as determined by us in our sole discretion, will have their same-day transfer privileges revoked immediately.

     - If your same-day transfer privileges are revoked, you will be required to submit all future

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          sub-account transfer requests by U.S. mail or overnight delivery service. Transfer requests made by telephone or the Internet or sent by fax, same-day mail or courier service will not be accepted.

     - In addition, if you wish to cancel a transfer request, your cancellation request must also be in writing and received by U.S. Mail or overnight delivery service. The cancellation request will be processed as of the day it is received.

5. 20 INVESTMENT OPTION TRANSFERS PERMITTED. You may submit 20 Investment Option transfers each contract year for each contract by U.S. Mail, Internet, Annuitrac, or facsimile.

     - Once these 20 Investment Option transfers have been executed in any contract year, we will require you to submit any additional Investment Option transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests made by telephone or the Internet or sent by fax, same day mail or courier service will not be accepted, and Annuitrac trading privileges will be suspended. If you want to cancel a written Investment Option transfer, you must also cancel it in writing by U.S Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

     - Upon reaching your next contract anniversary, you will again be provided with 20 Investment Option transfers. Investment Option transfers are non-cumulative and may not be carried over from year to year.

     - Transfers made under our Dollar Cost Averaging Program, Systematic Transfer Option Program, Customized Asset Rebalancing Program, or other related programs we may offer are not counted toward the 20 Investment Option transfer limitation.

Conformity with these policies does not necessarily mean that trading will not be deemed to constitute market timing. If it is determined, in our sole discretion, that a contractowner is attempting to engage in stale price arbitrage, we reserve the right to revoke their same-day transfer privileges. We do not grant waivers of these policies to particular investors or classes of investors.

We may not be able to detect all market timers, and we may not be able to prevent transfers by those we do detect. As detecting market timing and preventing its recurrence is inherently a reactive response to improper trading, we cannot guarantee, despite our policies and procedures, that we will detect all market timing in our contracts, prevent all frequent transfers and prevent all harm caused by frequent transfers.

We will continue to monitor transfer activity, and we may modify these restrictions at any time in our sole discretion.

National Integrity Life Insurance Company will continue to monitor transfer activity, and we may modify these restrictions at any time.

If National Integrity Life Insurance Company determines, in its sole discretion, that an annuity policy may be used for market timing, we may refuse accept any additional contributions to the policy.

WITHDRAWALS

You may make withdrawals as often as you wish. Each withdrawal must be for at least $300. The money will be taken from your Investment Options, pro-rata, in the same proportion that their value bears to your total Account Value. For example, if your Account Value is divided in equal 25% shares among four Investment Options, when you make a withdrawal, 25% of the money withdrawn will come from each of your Investment Options. You can tell us if you want your withdrawal handled differently.

When you make a partial withdrawal, the total amount deducted from your Account Value will include the withdrawal amount requested and any adjustments. The total amount that you receive will be the total amount that you requested. Most of the withdrawals you make before you are 59 1/2 years old are subject to a 10% federal tax penalty. If your contract is part of a tax-favored plan, the plan may limit your withdrawals. See Part 8, "Tax Aspects of the Contract." Residents of certain states may be required to

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keep a specific minimum account balance after any withdrawals.

ASSIGNMENTS

If your contract isn't part of a tax-favored program, you may assign the contract before the Annuitant's Retirement Date. You can't, however, make a partial or collateral assignment. An assignment of the contract may have adverse tax consequences. See Part 8, "Tax Aspects of the Contract." We won't be bound by an assignment unless it is in writing and our Administrative Office has received it in a form acceptable to us.

STANDARD DEATH BENEFIT

We'll pay a Death Benefit to the Annuitant's surviving beneficiary (or beneficiaries) if the Annuitant dies before annuity payments have started. The standard Death Benefit is available for issue ages 0-85.

When the Annuitant dies the Death Benefit is the greater of:
     a. Total Customer Contributions minus an adjustment for withdrawals; or
     b. current Account Value.

The adjustments for withdrawals will be proportional to the Account Value at the time of withdrawal.

Death Benefits and benefit distributions required because of a separate owner's death can be paid in a lump sum or as an annuity. If a benefit option hasn't been selected for the beneficiary at the Annuitant's death, the beneficiary can select an option.

The owner selects the beneficiary of the Death Benefit. An owner may change beneficiaries by sending the appropriate form to the Administrative Office. If an Annuitant's beneficiary doesn't survive the Annuitant, then the Death Benefit is generally paid to the Annuitant's estate. A Death Benefit won't be paid after the Annuitant's death if there is a contingent Annuitant. In that case, the contingent Annuitant becomes the new Annuitant under the contract. The Annuitant may not be changed once the contract has been issued.

ANNUITY BENEFITS

All Annuity Benefits under your contract are calculated as of the Retirement Date. You can change the Retirement Date by writing to the Administrative Office any time before the Retirement Date. The Retirement date cannot be earlier than the first participation anniversary. You may not annuitize the contract before the end of the first policy or participation year. Contract terms that apply to the various retirement programs, along with the federal tax laws, establish certain minimum and maximum retirement ages.

Annuity benefits may be a lump sum payment or paid out over time. A lump sum payment will provide the Annuitant with the Cash Value under the contract shortly after the Retirement Date.

ANNUITIES

Annuity Benefits can provide for fixed payments, which may be made monthly, quarterly, semi-annually or annually. You can't change or redeem the annuity once payments have begun. For any annuity, the minimum initial payment must be at least $100.

If you haven't already selected a form of annuity, within six months prior to your Retirement Date we'll send you a notice form. You can tell us on the form the type of annuity you want or confirm to us that we're to provide the normal form of annuity, which is the LIFE AND TEN YEARS CERTAIN ANNUITY. However, if we don't receive a completed form from you on or before your Retirement Date, we'll extend the Retirement Date until we receive your written instructions at our Administrative Office. During this extension, the values under your contract in the various Investment Options will remain invested in those options and amounts remaining in Variable Account Options will continue to be subject to the associated investment risks. You may elect a later annuitization date subject to our administrative rules then in effect.

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We currently offer the following types of annuities:

A LIFE AND TEN YEARS CERTAIN ANNUITY is a fixed life income annuity with 10 years of payments guaranteed, funded through our General Account.

A PERIOD CERTAIN ANNUITY provides for fixed payments to the Annuitant or the Annuitant's beneficiary for a fixed period. The amount is determined by the period you select when you select the type of annuity you want. . If the Annuitant (or the Annuitant and the other annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining payments will go to the Annuitant's beneficiary.

A PERIOD CERTAIN LIFE ANNUITY provides for fixed payments for at least the period selected and after that for the life of the Annuitant or the lives of the Annuitant and joint annuitant under a joint and survivor annuity. If the Annuitant (or the Annuitant and the joint annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining payments will go to the Annuitant's beneficiary.

A LIFE INCOME ANNUITY provides fixed payments to the Annuitant for the life of the Annuitant, or until the Annuitant and joint Annuitant die under a joint and survivor annuity.

ANNUITY PAYMENTS

Fixed annuity payments won't change and are based upon annuity rates provided in your contract. The size of payments will depend on the form of annuity that was chosen and, in the case of a life income annuity, on the Annuitant's age (or Annuitant and a joint annuitant in the case of a joint and survivor annuity) and sex (except under most tax-favored retirement programs). If our annuity rates then in effect would yield a larger payment, those rates will apply instead of the contract rates.

If the age or sex of an Annuitant has been misstated, any benefits will be those that would have been purchased at the correct age and sex. Any overpayments or underpayments made by us will be charged or credited with interest at the rate of 6% per year. If we have made overpayments because of incorrect information about age or sex, we'll deduct the overpayment from the next payment or payments due. We add underpayments to the next payment.

TIMING OF PAYMENT

We normally apply your Account Value to the purchase of an annuity within seven days after we receive the required form at our Administrative Office. We can defer our action, however, for any period during which:

(1)  the New York Stock Exchange has been closed or trading on it is restricted;

(2) an emergency exists so that disposal of securities isn't reasonably practicable or it isn't reasonably practicable for the Separate Account fairly to determine the value of its net assets; or

(3) the SEC, by order, permits National Integrity to defer action in order to protect persons with interests in the Separate Account.

National Integrity can defer payment from the Fixed Accounts for up to six months, and interest will be paid on any such payment delayed for 30 days or more.

DEATH CLAIMS

A death claim will be effective on the date we receive due proof of death. This means we have received an original certified death certificate and company death claim paperwork that is in good order. During the period from the date of death until we receive all required paperwork in good order, the amount of the death benefit may be subject to market fluctuations.

HOW YOU MAKE REQUESTS AND GIVE INSTRUCTIONS

When you write to our Administrative Office, use the address on the cover page of this prospectus. We

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

can't honor your requests unless they are in proper and complete form. Whenever possible, use one of our printed forms, which you can get from our Administrative Office.

PART 6 - OPTIONAL CONTRACT FEATURES

For an additional charge, the following option is available to contract purchasers. This option must be elected at the time of application and will replace or supplement standard contract benefits. Carefully consider whether you need the benefit. Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate policy. The Mortality and Expense Risk charge will be 0.80% with this Optional Death Benefit.

OPTIONAL DEATH BENEFIT (Highest Anniversary)

For issue ages up to and including age 70, the Death Benefit will be the greater of:
     a. highest Account Value on any contract anniversary before age 76, plus any subsequent contribution, minus an adjustment for any subsequent withdrawals; or
     b. the standard contract Death Benefit.

The adjustments for withdrawals will be proportional to the Account Value at the time of withdrawal.

This option is not available for issue ages of 71 or older.

PART 7 - VOTING RIGHTS

VOTING RIGHTS

National Integrity is the legal owner of the shares of the Portfolios held by the Separate Account and, as such, has the right to vote on certain matters. Among other things, we may vote to elect the Portfolios' boards of directors, to ratify the selection of independent auditors for the Portfolios, and on any other matters described in the Portfolios' current prospectuses or requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract. We'll send you Portfolio proxy materials and a form for giving us voting instructions.

If we don't receive instructions in time from all owners, we'll vote shares in a Portfolio for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. Under eligible deferred compensation plans and certain qualified plans, your voting instructions must be communicated to us indirectly, through your employer, but we aren't responsible for any failure by your employer to ask for your instructions or to tell us what your instructions are. We'll vote any Portfolio shares that we're entitled to vote directly, because of amounts we have accumulated in our Separate Account, in the same proportion that other owners vote. If the federal securities laws or regulations or interpretations of them change so that we are permitted to vote shares of the Portfolios in our own right or to restrict owner voting, we may do so.

HOW WE DETERMINE YOUR VOTING SHARES

You vote only on matters concerning the Portfolios in which your contributions have been invested. We determine the number of Portfolio shares in each Variable Account Option under your contract by dividing the amount of your Account Value allocated to that Option by the net asset value of one share of the corresponding Portfolio as of the record date set by the Portfolio's board for the shareholders' meeting. We count fractional shares. The record date for this purpose can't be more than 60 days before the shareholders' meeting.

HOW PORTFOLIO SHARES ARE VOTED

Each portfolio share is entitled to one vote; fractional shares have fractional votes. Voting is on a

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

Portfolio-by-Portfolio basis, except for certain matters (for example, election of directors) that require collective approval. On matters where the interests of the individual Portfolios differ, the approval of the shareholders in one Portfolio isn't needed to make a decision in another Portfolio. If shares of the Portfolios are sold to separate accounts of other insurance companies, the shares voted by those companies in accordance with instructions received from their contract holders will dilute the effect of voting instructions received by National Integrity from its owners.

SEPARATE ACCOUNT VOTING RIGHTS

Under the 1940 Act, certain actions (such as some of those described under "Changes in How We Operate" in Part 2) may require owner approval. In that case, you'll be entitled to a number of votes based on the value you have in the Variable Account Options, as described above under "How We Determine Your Voting Shares." We'll cast votes attributable to amounts we have in the Variable Account Options in the same proportions as votes cast by owners.

PART 8 - TAX ASPECTS OF THE CONTRACTS

INTRODUCTION

The effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefits to the owner, Annuitant, and the beneficiary or other payee may depend on Integrity's tax status, on the type of retirement plan, if any, for which the contract is purchased, and upon the tax and employment status of the individuals concerned.

The following discussion of the federal income tax treatment of the contract isn't designed to cover all situations and isn't intended to be tax advice. It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts. We cannot guarantee that the IRS or the courts will not change their views on the treatment of these contracts. Future legislation may affect annuity contracts adversely. Moreover, we have not attempted to consider any applicable state or other tax laws. Because of the complexity of the tax laws and the fact that tax results will vary according to the particular circumstances, any one considering buying a contract, or selecting annuity payments under the contract, or receiving annuity payments under a contract should consult a qualified tax adviser. INTEGRITY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS, FEDERAL, STATE, OR LOCAL, OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

YOUR CONTRACT IS AN ANNUITY

Under federal tax law, anyone can purchase an annuity with after-tax dollars. Earnings under the contract will not generally be taxed until you make a withdrawal. An individual (or employer) may also purchase the annuity to fund a tax-favored retirement program (contributions are with pre-tax dollars), such as an IRA or qualified plan. Finally, an individual (or employer) may buy an annuity to fund a Roth IRA (contributions are with after-tax dollars and earnings are excluded from taxable income at distribution).

This prospectus covers the basic tax rules that apply to an annuity purchased directly with after-tax dollars (NONQUALIFIED ANNUITY), and some of the special tax rules that apply to an annuity purchased to fund a tax-favored retirement program (QUALIFIED ANNUITY). A qualified annuity may restrict your rights and benefits to qualify for its special treatment under federal tax law.

TAXATION OF ANNUITIES GENERALLY

Section 72 of the Code governs the taxation of annuities. In general, contributions you put into the annuity (your "basis" or "investment in the contract") will not be taxed when you receive those amounts back in a distribution. Also, an owner is not generally taxed on the annuity's earnings until some form of withdrawal or distribution is made under the contract. However, under certain circumstances, the increase in value may be subject to current federal income tax. For example, corporations, partnerships, and other non-natural persons can't defer tax on the annuity's income unless an exception applies. In addition, if an owner transfers an annuity as a gift to someone other than a spouse (or former spouse), all increases in its value are taxed at the time of transfer. The assignment or pledge of any portion of the value of a contract will be treated as a distribution of that portion of the value of the contract.

You can take withdrawals from the contract or you can wait to annuitize it when the annuitant reaches a certain age. Section 72 of the Code states that the proceeds of a full or partial withdrawal from a contract before annuity payments begin are treated first as taxable income, but only to the extent of the increase of the Account Value. The rest of the withdrawal, representing your basis in the annuity, isn't taxable. Generally, the investment or basis in the contract equals the contributions made by you or on your behalf, minus any amounts previously withdrawn that weren't treated as taxable income. Special rules may apply if the contract includes contributions made prior to August 14, 1982 that were rolled over to the contract in a tax-free exchange.

If you take annuity payments over the lifetime of the annuitant, part of each payment is considered to be a tax-free return of your investment. This tax-free portion of each payment is determined using a ratio of the owner's investment to his or her expected return under the contract (exclusion ratio). The rest of each payment will be ordinary income. That means that part of your payment is tax-free and part of it is taxable. When all of these tax-free portions add up to your investment in the contract, further payments are entirely ordinary income. If the Annuitant dies before recovering the total investment, a deduction for the remaining basis will generally be allowed on the owner's final federal income tax return.

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

The taxable portion of a distribution is treated as ordinary income and is taxed at ordinary income tax rates. In addition, you may be subject to a tax penalty of 10% on the taxable portion of a distribution unless it is:

(1)  on or after the date on which the taxpayer attains age 59 1/2;
(2)  as a result of the owner's death;
(3) part of a series of substantially equal periodic payments (paid at least annually) for the life (or life expectancy) of the taxpayer or joint lives (or joint life expectancies) of the taxpayer and beneficiary;
(4)  a result of the taxpayer becoming disabled within the meaning of Code
     Section 72(m)(7);
(5)  from certain qualified plans (note, however, other penalties may apply);
(6)  under a qualified funding asset (as defined in Section 130(d) of the Code);
(7) purchased by an employer on termination of certain types of qualified plans and held by the employer until the employee separates from service;
(8)  under an immediate annuity as defined in Code Section 72(u)(4);
(9)  for the purchase of a first home (distribution up to $10,000);
(10) for certain higher education expenses; or
(11) to cover certain deductible medical expenses.

Please note that items (9), (10) and (11) apply to IRAs only.

Any withdrawal provisions of your contract will also apply. See "Withdrawals" in
Part 5. The IRS will treat all annuity contracts issued by Integrity or its affiliates to one Annuitant during any calendar year as a single contract in measuring the taxable income that results from surrenders and withdrawals under any one of the contracts.

DISTRIBUTION-AT-DEATH RULES

Under Section 72(s) of the Code, to be treated as an annuity, a contract must provide the following distribution rules: (a) if any owner dies on or after the Retirement Date and before the entire interest in the contract has been distributed, then the rest of that annuity must be distributed at least as quickly as the method in effect when the owner died; and (b) if any owner dies before the Retirement Date, the entire interest in the contract must be distributed within five years. However, any interest that is payable to a beneficiary may be payable over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary, so long as distributions begin within one year after the owner's death. If the beneficiary is the owner's spouse, the contract (along with the deferred tax status) may be continued in the spouse's name as the owner.

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SPOUSAL CONTINUATION

Upon the death of a spouse, the Internal Revenue Code allows a surviving spouse to continue the annuity contract. The policy must be structured properly with the spouse listed as the sole owner's beneficiary. If the surviving spouse is also the sole Annuitant's beneficiary, we will increase the continued policy's Account Value to the same amount that would have been paid to the surviving spouse had they taken a lump sum distribution. For example, if the Account Value at death was $100,000, but we would have paid out a death benefit of $115,000, the surviving spouse's policy will continue with a $115,000 Account Value. If the surviving spouse is continuing an annuity policy purchased from us, any remaining surrender charges will be waived on the new annuity contract. The surviving spouse continues the policy with its tax deferred earnings and may make any changes to the policy allowed under the contract. Please be aware that not all contract features that were available on the initial policy purchased from us will be available on the continued contract. There may also be a higher charge for the same contract feature if the surviving spouse's attained age is different than that of the initial purchasing spouse. Certain investment options or administrative programs, including but not limited to the STO, Guarantee Periods or any discontinued Variable Account Options, may not be available on the continued contract. We reserve the right at any time to make changes to continued contracts that are permitted by law.

When the surviving spouse dies, a second death benefit may be paid. At this time, the annuity contract may be extended, subject to the restrictions of the Internal Revenue Code. No optional contract features shall be available on these policies. Certain investment options or administrative programs, including but not limited to the STO, Guarantee Periods or any discontinued Variable Account Options, may not be available on these extended contracts. We reserve the right at any time to make changes to extended contracts that are permitted by law.

Annuity policies that are being continued with us, but were not purchased from us initially, will be treated as new policies. This means that all surrender charges will be applicable. Any withdrawals in excess of the free withdrawal amount or Minimum Required Distributions will be subject to surrender charges, Market Value Adjustment and any other applicable charges.

DIVERSIFICATION STANDARDS

Integrity manages the investments in the annuities under Section 817(h) of the Code to ensure that they will be taxed as described above.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. The IRS has also been allowing partial 1035 exchanges since 1999. In 2003 the IRS provided guidance stating that when an annuity contract is partially exchanged, the basis is allocated pro-rata between the old contract and the new contract. Further, the IRS is considering issuing regulations which state that if an annuity owner withdraws from the contract within 24 months of the exchange, it will presume that the partial exchange was to avoid tax. In that case the owner will have to aggregate both contracts for tax purposes. That is, the owner would have to withdraw a taxable amount equal to the earnings on both contracts before removing tax-free basis from either. Under the IRS proposal, the owner could rebut the presumption that he was avoiding tax by showing circumstances such as turning age 59 1/2, death, disability, unemployment, divorce or similar events. Until the IRS issues such regulations, it will use general principles of tax law to determine if the partial 1035 exchange was effected to avoid income tax, and thus require contract aggregation.

TAX-FAVORED RETIREMENT PROGRAMS

An owner can use this annuity with certain types of retirement plans that receive favorable tax treatment under the Code. Numerous tax rules apply to the participants in qualified plans and to the contracts used in connection with those qualified plans. These tax rules vary according to the type of plan and the terms and conditions of the plan itself. Owners, Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we do not offer loans through annuity contracts even if the qualified plan does. Special rules also apply to the time at which

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distributions must begin and the form in which the distributions must be paid.
The SAI contains general information about the use of contracts with the various types of qualified plans.




INHERITED IRAS

This policy may be issued as an inherited IRA. This occurs if, after the death of the owner of an IRA, the named beneficiary directs that the IRA death proceeds be transferred to a new policy issued and titled as an inherited IRA. The named beneficiary of the original IRA policy will become the owner under the inherited IRA and may generally exercise all rights under the inherited IRA policy, including the right to name his or her own beneficiary in the event of death.

Special tax rules apply to an inherited IRA. The tax law does not permit additional premiums to be contributed to an inherited IRA policy. Also, in order to avoid certain income tax penalties, a minimum required distribution ("MRD") must be withdrawn each year from an inherited IRA. The first MRD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's death. The tax penalty equals 50% of the excess of the MRD amount over the amounts, if any, actually withdrawn form the inherited IRA during the calendar year.

ANNUITIES IN QUALIFIED PLANS

Other investment vehicles, such as IRAs and employer sponsored 401(k) plans, also may provide you with tax deferred growth and other tax advantages. For most investors, it will be advantageous to make maximum allowable contributions to IRAs and 401(k) plans before investing in a variable annuity. IN ADDITION, IF YOU ARE INVESTING IN A VARIABLE ANNUITY THROUGH A TAX-ADVANTAGED RETIREMENT PLAN (SUCH AS A 401(k) OR IRA), YOU WILL GET NO ADDITIONAL TAX ADVANTAGE FROM THE VARIABLE ANNUITY. UNDER THESE CIRCUMSTANCES, CONSIDER BUYING A VARIABLE ANNUITY ONLY IF IT MAKES SENSE BECAUSE OF THE ANNUITY'S OTHER FEATURES, SUCH AS LIFETIME INCOME PAYMENTS AND DEATH BENEFIT PROTECTION.

This contract has enhanced death benefits. THE IRS HAS NOT RULED WHETHER AN ENHANCED DEATH BENEFIT COULD BE CHARACTERIZED AS LIFE INSURANCE, THE AMOUNT OF WHICH IS LIMITED IN A CODE SECTION 401(a), 403(b) OR IRA PLAN. AN EMPLOYER OR QUALIFIED PLAN ADMINISTRATOR MAY WANT TO CONSULT THEIR TAX OR LEGAL ADVISOR REGARDING SUCH LIMITATIONS BEFORE USING AN ANNUITY WITH AN ENHANCED DEATH BENEFIT IN ONE OF THESE PLANS.

FEDERAL AND STATE INCOME TAX WITHHOLDING

Certain states have indicated that pension and annuity withholding will apply to payments made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. For more information concerning a particular state, call our Administrative Office at the toll-free number.

IMPACT OF TAXES ON THE COMPANY

The contracts allow Integrity to charge the Separate Account for taxes. The Company can also set up reserves for taxes.

TRANSFERS AMONG INVESTMENT OPTIONS

There won't be any tax liability if you transfer any part of the Account Value among the Investment Options of your contract.

PART 9 - ADDITIONAL INFORMATION

SYSTEMATIC WITHDRAWALS

We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made. You may specify a dollar amount for each withdrawal, an annual percentage to be withdrawn. The minimum Systematic Withdrawal currently is $100. Residents of certain states may be required to keep a specific minimum account balance. You may also specify an account for direct deposit of your Systematic Withdrawals. To enroll in our Systematic Withdrawal Program, send the appropriate form to our Administrative Office. Withdrawals may begin as soon as one Business Day after we receive the form. You may terminate your participation in the program upon one day's prior written notice, and we may terminate or change the Systematic Withdrawal Program at any time. If on any withdrawal date you don't have enough money in your Account to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will be ended.

INCOME PLUS WITHDRAWAL PROGRAM

We offer an Income Plus Withdrawal Program that allows you to pre-authorize substantially equal periodic withdrawals, based on your life expectancy, from your contract prior to your reaching age 59 1/2. You won't have to pay any tax penalty for these withdrawals, but they will be subject to ordinary income tax. See "Taxation of Annuities Generally" in Part 8. Once you begin receiving distributions, they shouldn't be changed or stopped until the later of:

-  the date you reach age 59 1/2; or
-  five years from the date of the first distribution.

If you change or stop the distribution or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior distributions before you reached age 59 1/2 made under the Income Plus Withdrawal Program plus interest.

You can choose the Income Plus Withdrawal Program any time before you reach age 59 1/2. You can elect this option by sending the election form to our Administrative Office. You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made. We'll calculate the amount of the distribution under a method you select, subject to a minimum, which is currently $100. You must also specify an account for direct deposit of your withdrawals.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office. Withdrawals may begin as soon as one Business Day after we receive the form. You may end your participation in the program upon seven Business Days prior written notice, and we may terminate or change the Income Plus Withdrawal Program at any time. If on any withdrawal date you don't have enough money in your Accounts to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will be ended. This program isn't available in connection with the Systematic Withdrawal Program, Dollar Cost Averaging, Systematic Transfer Option, or Asset Allocation and Rebalancing Program.

DOLLAR COST AVERAGING

We offer a Dollar Cost Averaging Program under which we transfer contributions that you have made to the Money Market Option on a monthly, quarterly, semi-annual or annual basis to one or more other Variable Account Options. You must tell us how much you want to be transferred into each Variable Account Option. The current minimum transfer to each Option is $250. We won't charge a transfer charge under our Dollar Cost Averaging Program and these transfers won't count towards your fifteen free transfers.

To enroll in our Dollar Cost Averaging Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon one day's prior written notice, and we may terminate or change the Dollar Cost Averaging Program at any time. If you don't have enough money in the Money Market Option to transfer to each Variable Account Option specified, no transfer will be made and your enrollment in the program will be ended.

SYSTEMATIC TRANSFER PROGRAM

We also offer a Systematic Transfer Program under which contributions to the STO are automatically transferred on a monthly or quarterly basis to one or more other Investment Options that you select. We'll transfer your STO contributions in approximately equal installments of not less than $1,000 over a six-month or one-year period. If you don't have enough money in the STO to transfer to each Option specified, a final transfer will be made on a pro-rata basis and your enrollment in the program will be ended. Any money remaining in the STO at the end of the year during which transfers are required to be made will be transferred on a pro-rata basis at the end of that year to the Options you have chosen for this program. We won't charge a transfer charge for transfers under our Systematic Transfer Program, and these transfers won't count towards your fifteen free transfers.

To enroll in our Systematic Transfer Program, send the appropriate form to our Administrative Office. We can terminate the Systematic Transfer Program in whole or in part, or restrict contributions to the program. This program may not be currently available in some states.

CUSTOMIZED ASSET REBALANCING

We offer a Customized Asset Rebalancing Program that allows you to determine how often rebalancing occurs. You can choose to rebalance monthly, quarterly, semi-annually or annually. The value in the Variable Account Options will automatically be rebalanced by transfers among your Investment Options, and you will receive a confirmation notice after each rebalancing. Transfers will occur only to and from those Variable Account Options where you have current contribution allocations. We won't charge a transfer charge for transfers under our Customized Asset Rebalancing Program, and they won't count towards your fifteen free transfers.

Fixed Accounts aren't eligible for the Customized Asset Rebalancing Program.

To enroll in our Customized Asset Rebalancing Program, send the appropriate form to our Administrative Office. You should be aware that other allocation programs, such as dollar cost averaging, as well as transfers and withdrawals that you make, may not work with the Customized Asset Rebalancing Program. You should, therefore, monitor your use of other programs, transfers, and withdrawals while the Customized Asset Rebalancing Program is in effect. You may terminate your participation in the program upon one day's prior written notice, and we may terminate or change the Customized Asset Rebalancing Program at any time.

LEGAL PROCEEDINGS

National Integrity is a party to litigation and arbitration proceedings in the ordinary course of its business. None of these matters is expected to have a material adverse effect on National Integrity.

SAI TABLE OF CONTENTS

Part 1 - National Integrity and Custodian                          1
Part 2 - Distribution of the Contracts                             1
Part 3 - Performance Information                                   2
Part 4 - Determination of Accumulation Values                      8
Part 5 - Tax-Favored Retirement Programs                           8
Part 6 - Financial Statements                                     10

If you would like to receive a copy of the Statement of Additional Information, please write our administrative offices at:

National Integrity Life Insurance Company
P.O. Box 740075
Louisville, KY 40201-7475
ATTN: Request for SAI of Separate Account I (IQ Advisor)

APPENDIX A

FINANCIAL INFORMATION FOR SEPARATE ACCOUNT I

No Unit Values are included for the Investment Options funds because as of December 31, 2003 those sub-accounts had not begun operations in Separate Account I.

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                       STATEMENT OF ADDITIONAL INFORMATION

                                  JULY 21, 2004

                                       FOR

                                   IQ ADVISOR

                         SINGLE PREMIUM VARIABLE ANNUITY

                                    ISSUED BY

                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY

                                       AND

                      FUNDED THROUGH ITS SEPARATE ACCOUNT I


                                TABLE OF CONTENTS

Part 1 - National Integrity and Custodian                          1
Part 2 - Distribution of the Contracts                             1
Part 3 - Performance Information                                   2
Part 4 - Determination of Accumulation Values                      6
Part 5 - Tax Favored Retirement Programs                           6
Part 6 - Financial Statements                                      9

This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the prospectus for the contracts, dated July 21, 2004. For definitions of special terms used in the SAI, please refer to the prospectus.

A copy of the prospectus to which this SAI relates is available at no charge by writing the Administrative Office at National Integrity Life Insurance Company (NATIONAL INTEGRITY), 15 Matthews Street, Suite 200, Goshen, New York, 10924, or by calling 1-800-433-1778.

PART 1 - NATIONAL INTEGRITY AND CUSTODIAN

National Integrity is a New York stock life insurance company organized in 1968 that sells life insurance and annuities. Its principal executive offices are located at 515 West Market Street, Louisville, Kentucky, 40202, and its principal administrative offices are located at 15 Matthews Street, Suite 200, Goshen, New York, 10924. National Integrity, the depositor of Separate Account I, is a wholly owned subsidiary of Integrity Life Insurance Company, an Ohio corporation. Integrity Life Insurance Company is wholly owned by The Western and Southern Life Insurance Company ("W&S"), a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888. Until March 3, 2000, National Integrity was an indirect wholly owned subsidiary of ARM Financial Group, Inc. (ARM).

National Integrity is the custodian for the shares of the Portfolios owned by the Separate Account. The Portfolios' shares are held in book-entry form.

Reports and marketing materials, from time to time, may include information concerning the rating of National Integrity, as determined by A.M. Best Company, Moody's Investor Service, Standard & Poor's Corporation, Duff & Phelps Corporation, or other recognized rating services. However, National Integrity doesn't guarantee the investment performance of the Portfolios, and these ratings don't reflect protection against investment risk.

TAX STATUS OF NATIONAL INTEGRITY

National Integrity is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code of 1986, as amended (the CODE). Since the Separate Account isn't a separate entity from National Integrity and its operations form a part of National Integrity, it isn't taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the accumulation value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, isn't taxed to National Integrity. National Integrity can make a tax deduction if federal tax laws change to include these items in our taxable income.

PART 2 - DISTRIBUTION OF THE CONTRACTS

Touchstone Securities, Inc. (TOUCHSTONE SECURITIES), 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202, and indirect subsidiary of W&S and an affiliate of National Integrity, is the principal underwriter of the contracts. Touchstone Securities is registered with the SEC as a broker-dealer and is a member in good standing of the National Association of Securities Dealers, Inc. The contracts are offered through Touchstone Securities on a continuous basis.

We generally pay a maximum distribution allowance of 6.5% of initial contribution and 7% of additional contributions, plus .50% trail commission paid on Account Value after the 8th contract year. The amount of distribution allowances paid to Touchstone Securities, the principal underwriter, was $21,707,262 in 2003, $32,268,583 in 2002 and $15,627,864 in 2001. The amount of distribution allowances paid to Touchstone Securities Between March 3, 2000 and December 31, 2000 was $844,084. The amount of distribution allowances paid to ARM securities Corporation, the principal underwriter for the contract prier to March 3, 2000, was $124,155 for the year ended December 31, 2000, $2,933,356 for the year ended December 31, 1999, $7,795,349 for the year ended December 31, 1998, and $6,750,503 for the year ended December 31, 1997. National Integrity may from time to time pay or allow additional promotional incentives, in the form of cash or other compensation, to broker-dealers that sell contracts. In some instances, those types of incentives may be offered only to certain broker-dealers that sell or are expected to sell certain minimum amounts of the contracts during specified time periods, maintain a specific number of contracts with the company, or maintain a certain level of assets managed by the company.

PART 3 - PERFORMANCE INFORMATION

Each Variable Account Option may from time to time include the average annual total return, the cumulative total return, and yield of its shares in advertisements or in information furnished to shareholders. The VIP Money Market Option may also from time to time include the Yield and Effective Yield of its shares in information furnished to shareholders. Performance information is computed separately for each Option in accordance with the formulas described below. At any time in the future, total return and yields may be higher or lower than in the past and we can't guarantee that any historical results will continue.

TOTAL RETURNS

Total returns reflect all aspects of an Option's return, including the automatic reinvestment by the Option of all distributions and the deduction of all charges that apply to the Option on an annual basis, including mortality risk and expense charges, the annual administrative charge and other charges against Account Value. For purposes of charges not based upon a percentage of contract values, an average account value of $50,000 has been used. Quotations also will assume a termination (surrender) at the end of the particular. Any total return calculation will be based upon the assumption that the Option corresponding to the investment portfolio was in existence throughout the stated period and that the applicable contractual charges and expenses of the Option during the stated period were equal to those that currently apply under the contract. Total returns may be shown at the same time that do not take into account deduction of the annual administrative charge.

AVERAGE ANNUAL TOTAL RETURNS are calculated by determining the growth or decline in value of a hypothetical historical investment in the Option over certain periods, including 1, 3, 5, and 10 years (up to the life of the Option), and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Investors should realize that the Option's performance is not constant over time, but changes from year to year, and that the average annual returns represent the averages of historical figures as opposed to the actual historical performance of an Option during any portion of the period shown. Average annual returns are calculated pursuant to the following formula:
P(1+T)(n) = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the period.

CUMULATIVE TOTAL RETURNS are UNAVERAGED and reflect the simple percentage change in the value of a hypothetical investment in the Option over a stated period of time. In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year. The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

YIELDS

Some Options may advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Option over a stated period of time, not taking into account capital gains or losses. Yields are annualized and stated as a percentage.

CURRENT YIELD and EFFECTIVE YIELD are calculated for the VIP Money Market Option. Current Yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a hypothetical charge reflecting deductions from contract values during the period (the BASE PERIOD), and stated as a percentage of the investment at the start of the base period (the BASE PERIOD RETURN). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Effective yield assumes that all dividends received during an annual period have been reinvested. This compounding effect causes effective yield to be higher than current yield. Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = {(Base Period Return) + 1)(TO THE POWER OF 365/7)} - 1

PERFORMANCE COMPARISONS

Performance information for an Option may be compared, in reports and advertising, to: (1) Standard & Poor's Stock Index (S&P 500), Dow Jones Industrial Averages (DJIA), Donoghue Money Market Institutional Averages, or other unmanaged indices generally regarded as representative of the securities markets; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Inc. or the Variable Annuity Research and Data Service, which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure of inflation) to assess the real rate of return from an investment in a contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges, investment management costs, brokerage costs and other transaction costs that are normally paid when directly investing in securities.

Each Option may from time to time also include the ranking of its performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services (LIPPER) as having the same or similar investment objectives or by similar services that monitor the performance of mutual funds. Each Option may also from time to time compare its performance to average mutual fund performance figures compiled by Lipper in LIPPER PERFORMANCE ANALYSIS. Advertisements or information furnished to present shareholders or prospective investors may also include evaluations of an Option published by nationally recognized ranking services and by financial publications that are nationally recognized such as BARRON'S, BUSINESS WEEK, CDA TECHNOLOGIES, INC., CHANGING TIMES, CONSUMER'S DIGEST, DOW JONES INDUSTRIAL AVERAGE, FINANCIAL PLANNING, FINANCIAL TIMES, FINANCIAL WORLD, FORBES, FORTUNE, GLOBAL INVESTOR, HULBERT'S FINANCIAL DIGEST, INSTITUTIONAL INVESTOR, INVESTORS DAILY, MONEY, MORNINGSTAR MUTUAL FUNDS, THE NEW YORK TIMES, PERSONAL INVESTOR, STANGER'S INVESTMENT ADVISER, VALUE LINE, THE WALL STREET JOURNAL, WIESENBERGER INVESTMENT COMPANY SERVICE AND USA TODAY.

The performance figures described above may also be used to compare the performance of an Option's shares against certain widely recognized standards or indices for stock and bond market performance. The following are the indices against which the Options may compare performance:

The Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 Index is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded OTC are included. The 500 companies represented include 400 industrial, 60 transportation and 50 financial services concerns. The S&P 500 Index represents about 80% of the market value of all issues traded on the NYSE.

The Dow Jones Composite Average (or its component averages) is an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

The New York Stock Exchange composite or component indices are unmanaged indices of all industrial, utilities, transportation and finance company stocks listed on the New York Stock Exchange.

The Wilshire 5000 Equity Index (or its component indices) represents the return of the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

The Morgan Stanley Capital International EAFE Index is an arithmetic, market value-weighted average of the performance of over 900 securities on the stock exchanges of countries in Europe, Australia and the Far East.

The Morgan Stanley Capital International World Index - An arithmetic, market value-weighted average of the Performance of Over 1,470 Securities Listed on the stock exchanges of countries in Europe, Australia, the Far East, Canada and the United States.

The Goldman Sachs 100 Convertible Bond Index currently includes 67 bonds and 33 preferred stocks. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

The Lehman Brothers Government Bond Index (the LEHMAN GOVERNMENT INDEX) is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the Lehman Government Index.

The Lehman Brothers Government/Corporate Bond Index (the LEHMAN
GOVERNMENT/CORPORATE INDEX) is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1 million, which have at least one year to maturity and are rated "Baa" or higher (INVESTMENT GRADE) by a nationally recognized statistical rating agency.

The Lehman Brothers Government/Corporate Intermediate Bond Index (the LEHMAN GOVERNMENT/ CORPORATE INTERMEDIATE INDEX) is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities between one and 9.99 years. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

The Lehman Brothers Intermediate Treasury Bond Index includes bonds with maturities between one and ten years with a face value currently in excess of $1 million, that are rated investment grade or higher by a nationally recognized statistical rating agency.

The Shearson Lehman Long-Term Treasury Bond Index is composed of all bonds covered by the Shearson Lehman Hutton Treasury Bond Index with maturities of 10 years or greater.

The National Association of Securities Dealers Automated Quotation System (NASDAQ) Composite Index covers 4,500 stocks traded over the counter. It represents many small company stocks but is heavily influenced by about 100 of the largest NASDAQ stocks. It is a value-weighted index calculated on price change only and does not include income.

The NASDAQ Industrial Index is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

The Value Line (Geometric) Index is an unweighted index of the approximately 1,700 stocks followed by the VALUE LINE INVESTMENT SURVEY.

The Salomon Brothers GNMA Index includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

The Salomon Brothers' World Market Index is a measure of the return of an equally weighted basket of short-term (three month U.S. Government securities and bank deposits) investments in eight major currencies: the U.S. dollars, UK pounds sterling, Canadian dollars, Japanese yen, Swiss francs, French francs, German deutsche mark and Netherlands guilder.

The Salomon Brothers Broad Investment-Grade Bond Index contains approximately 3,800 Treasury and agency, corporate and mortgage bonds with a rating of BBB or higher, a stated maturity of at least one year, and a par value outstanding of $25 million or more. The index is weighted according to the market value of all bond issues included in the index.

The Salomon Brothers High Grade Corporate Bond Index consists of publicly issued, non-convertible corporate bonds rated AA or AAA. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or grater.

The Salomon Brothers World Bond Index measures the total return performance of high-quality securities in major sectors of the international bond market. The index covers approximately 600 bonds from 10 currencies: Australian dollars, Canadian dollars, European Currency Units, French francs, Japanese yen, Netherlands guilder, Swiss francs, UK pounds sterling, U.S. dollars, and German deutsche marks.

The J.P. Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and United States.

The 50/50 Index assumes a static mix of 50% of the S&P 500 Index and 50% of the Lehman Government Corporate Index.

Other Composite Indices: 70% S&P 500 Index and 30% NASDAQ Industrial Index; 35% S&P 500 Index and 65% Salomon Brothers High Grade Bond Index; and 65% S&P Index and 35% Salomon Brothers High Grade Bond Index.

The SEI Median Balanced Fund Universe measures a group of funds with an average annual equity commitment and an average annual bond - plus - private - placement commitment greater than 5% each year. SEI must have at least two years of data for a fund to be considered for the population.

The Russell 2000/Small Stock Index comprises the smallest 2000 stocks in the Russell 3000 Index, and represents approximately 11% of the total U.S. equity market capitalization. The Russell 3000 Index comprises the 3,000 largest U.S. companies by market capitalization. The smallest company has a market value of roughly $20 million.

The Russell 2500 Index is comprised of the bottom 500 stocks in the Russell 1000 Index, which represents the universe of stocks from which most active money managers typically select; and all the stocks in the Russell 2000 Index. The largest security in the index has a market capitalization of approximately 1.3 billion.

The Consumer Price Index (or Cost of Living Index), published by the United States Bureau of Labor Statistics is a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

STOCKS, BONDS, BILLS AND INFLATION, published by Hobson Associates, presents an historical measure of yield, price and total return for common and small company stocks, long-term government bonds, Treasury bills and inflation.

Savings and Loan Historical Interest Rates as published in the United States Savings & Loan League Fact Book.

Historical data supplied by the research departments of First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch, Pierce, Fenner & Smith, Shearson Lehman Hutton and Bloomberg L.P.

The MSCI Combined Far East Free ex Japan Index is a market-capitalization weighted index comprising stocks in Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore and Thailand. Korea is included in the MSCI Combined Far East Free ex Japan Index at 20% of its market capitalization.

The First Boston High Yield Index generally includes over 180 issues with an average maturity range of seven to ten years with a minimum capitalization of $100 million. All issues are individually trader-priced monthly.

In reports or other communications to shareholders, the Fund may also describe general economic and market conditions affecting the Options and may compare the performance of the Options with (1) that of mutual funds included in the rankings prepared by Lipper or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) IBC/Donoghue's Money Fund Report, (3) other appropriate indices of investment securities and averages for peer universe of funds which are described in this Statement of Additional Information, or (4) data developed by National Integrity or any of the Sub-Advisers derived from such indices or averages.

INDIVIDUALIZED COMPUTER GENERATED ILLUSTRATIONS

National Integrity may from time to time use computer-based software available through Morningstar, CDA/Wiesenberger and/or other firms to provide registered representatives and existing and/or potential owners of the contracts with individualized hypothetical performance illustrations for some or all of the Variable Account Options. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Option; (ii) the historical fluctuation of the value of a single Option (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Option; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Options; (v) the historical performance of two or more market indices in comparison to a single Option or a group of Options; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Options to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Option data sheets showing various information about one or more Options (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets). We reserve the right to republish figures independently provided by Morningstar or any similar agency or service.

PART 4 - DETERMINATION OF ACCUMULATION UNIT VALUES

The accumulation unit value of an Option will be determined on each day the New York Stock Exchange is open for trading. The accumulation units are valued as of the close of business on the New York Stock Exchange, which currently is 4:00 p.m., Eastern time. Each Option's accumulation unit value is calculated separately. For all Options, the accumulation unit value is computed by dividing the value of the securities held by the Option plus any cash or other assets, less its liabilities, by the number of outstanding units. Securities are valued using the amortized cost method of valuation, which approximates market value. Under this method of valuation, the difference between the acquisition cost and value at maturity is amortized by assuming a constant (straight-line) accretion of a discount or amortization of a premium to maturity. Cash, receivables and current payables are generally carried at their face value.

PART 5 - TAX FAVORED RETIREMENT PROGRAMS

The contracts described in the prospectus may be used in connection with certain tax-favored retirement programs, for groups and individuals. Following are brief descriptions of various types of qualified plans in connection with which National Integrity may issue a contract. National Integrity reserves the right to change its administrative rules, such as minimum contribution amounts, as needed to comply with the Code as to tax-favored retirement programs. In New York, the tax-favored retirement programs below are available only for rollover programs.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES

Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as a Traditional IRA. An individual who receives compensation and who has not reached age 70 1/2 by the end of the tax year may establish a Traditional IRA and make contributions up to the deadline for filing his or her federal income tax return for that year (without extensions). Traditional IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may begin. An individual may also rollover amounts distributed from another Traditional IRA, Roth IRA or another tax-favored retirement program, including a governmental 457 plan, to a Traditional IRA contract. Your Traditional IRA contract will be issued with a rider outlining the special terms of your contract that apply to Traditional IRAs. Any amendment made for the purpose of complying with provisions of the Code and related regulations may be made without the consent of the Owner. The Owner will be deemed to have consented to any other amendment unless the Owner notifies us that he or she does not consent within 30 days from the date we mail the amendment to the Owner.

ROTH INDIVIDUAL RETIREMENT ANNUITIES

Section 408A of the Code permits eligible individuals to contribute to an individual retirement program known as a Roth IRA. An individual who receives compensation may establish a Roth IRA and make contributions up to the deadline for filing his or her federal income tax return for that year (without extensions). Roth IRAs are subject to limitations on the amount that may be contributed, the persons who are eligible to contribute, and on the time when a tax-favored distribution may begin. An individual may also rollover amounts distributed from another Roth IRA or Traditional IRA to a Roth IRA contract. Your Roth IRA contract will be issued with a rider outlining the special terms of your contract that apply to Roth IRAs. Any amendment made for the purpose of complying with provisions of the Code and related regulations may be made without the consent of the Owner. The Owner will be deemed to have consented to any other amendment unless the Owner notifies us that he or she does not consent within 30 days from the date we mail the amendment to the Owner.

SIMPLE INDIVIDUAL RETIREMENT ANNUITIES

Currently, we do not issue Individual Retirement Annuities known as a "SIMPLE IRA" as defined in Section 408(p) of the Code.

TAX SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of tax-sheltered annuities (TSA) by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. The contract is not intended to accept other than employee contributions. Such contributions are excluded from the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the TSA is limited to certain maximums imposed by Code sections 403(b), 415 and 402(g). Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment. Your contract will be issued with a rider outlining the special terms that apply to a TSA.

SIMPLIFIED EMPLOYEE PENSIONS

Section 408(k) of the Code allows employers to establish simplified employee pension plans (SEP-IRAS) for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. Employers intending to use the contract in connection with such plans should seek competent advice. The SEP-IRA will be issued with a rider outlining the special terms of the contract.

CORPORATE AND SELF-EMPLOYED (H.R. 10 AND KEOGH) PENSION AND PROFIT SHARING PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contract in order to provide benefits under the plans. Employers intending to use the contract in connection with these plans should seek competent advice. The Company can request documentation to substantiate that a qualified plan exists and is being properly administered. National Integrity does not administer such plans.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as Owner of the contract has the sole right to the proceeds of the contract. However, Section 457(g), as added by the Small Business and Jobs Protection Act (SBJPA) of 1996, provides that on and after August 20, 1996, a plan maintained by an eligible governmental employer must hold all assets and income of the plan in a trust, custodial account, or annuity contract for the exclusive benefit of participants and their beneficiaries. Plans in existence on August 20, 1996, should have established a trust, custodial account, or annuity contract by January 1, 1999. Loans to employees may be permitted under such plans; however, a Section 457 plan is not required to allow loans. Contributions to a contract in connection with an eligible government plan are subject to limitations. Those who intend to use the contracts in connection with such plans should seek competent advice. The Company can request documentation to substantiate that a qualified plan exists and is being properly administered. National Integrity does not administer such plans.

DISTRIBUTIONS UNDER TAX FAVORED RETIREMENT PROGRAMS

Distributions from tax-favored plans are subject to certain restrictions. Participants in qualified plans, with the exception of five-percent owners, must begin receiving distributions by April 1 of the calendar year following the later of either (i) the year in which the employee reaches age 70 1/2 or (ii) the calendar year in which the employee retires. Participants in Traditional IRAs or 5% owners must begin receiving distributions by April 1 of the calendar year following the year in which the employee reaches age 70 1/2. Certain TSA funds can be deferred until age 75. Additional distribution rules apply after the participant's death. If you don't take mandatory distributions you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed. Owners of traditional IRAs and five percent owners must begin distributions by age 70 1/2.

The Taxpayer Relief Act of 1997 creating Roth IRAs eliminates mandatory distribution at age 70 1/2 for Roth IRAs.

Distributions from a tax-favored plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory income tax withholding of 20% of the taxable amount of the distribution, unless (1) the distributee directs the transfer of such amounts in cash to another plan or Traditional IRA; or (2) the payment is a minimum distribution required under the Code. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions. All other types of taxable distributions are subject to withholding unless the distributee elects not to have withholding apply.

We are not permitted to make distributions from a contract unless a request has been made. It is therefore your responsibility to comply with the minimum distribution rules. You should consult your tax adviser regarding these rules and their proper application.

The above description of the federal income tax consequences of the different types of tax-favored retirement plans which may be funded by the contract is only a brief summary and is not intended as tax advice. The rules governing the provisions of plans are extremely complex and often difficult to comprehend. Anything less than full compliance with all applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a plan and purchase of a contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the contract as an investment vehicle for the plan.

PART 6 - FINANCIAL STATEMENTS

Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio 45202 is our independent auditor and serves as independent auditor of the Separate Account. Ernst & Young LLP on an annual basis will audit certain financial statements prepared by management and express an opinion on such financial statements based on their audits.

The financial statements of the Separate Account as of December 31, 2003, and for the periods indicated in the financial statements, and the statutory basis financial statements of National Integrity as of and for the years ended December 31, 2003 and 2002 included in this SAI have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports included herein.

The financial statements of National Integrity should be distinguished from the financial statements of the Separate Account and should be considered only as they relate to the ability of National Integrity to meet its obligations under the contract. They should not be considered as relating to the investment performance of the assets held in the Separate Account.

                              Financial Statements

                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                                DECEMBER 31, 2003
                       WITH REPORT OF INDEPENDENT AUDITORS

                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                              Financial Statements

                                December 31, 2003

                                    CONTENTS

Report of Independent Auditors                                                 1

Audited Financial Statements

Statement of Assets and Liabilities                                            2
Statement of Operations                                                       55
Statements of Changes in Net Assets                                          113
Notes to Financial Statements                                                194

                         Report of Independent Auditors

Contract Holders
         Separate Account I of National Integrity Life Insurance Company Board of Directors
         National Integrity Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Separate Account I of National Integrity Life Insurance Company, comprised of separate account divisions described in Note 2, as of December 31, 2003, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2003, by correspondence with the transfer agents of the respective mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions constituting Separate Account I of National Integrity Life Insurance Company at December 31, 2003, and the results of their operations and changes in their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


Cincinnati, Ohio                                        /s/ Ernst & Young LLP
April 16, 2004

         Separate Account I of National Integrity Life Insurance Company

                       Statement of Assets and Liabilities

                                December 31, 2003

                                                                               AFFILIATED
                                                ------------------------------------------------------------------------
                                                                            TOUCHSTONE BARON         TOUCHSTONE BARON
                                                                               SMALL CAP                SMALL CAP
                                                                           (ANNUICHOICE(TM))         (IQ ANNUITY(TM))
                                                        TOTAL                   DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $          232,936,309   $              127,087   $              793,248

Receivable from (payable to) the general
  account of National Integrity                                  4,263                      (45)                     306
                                                ------------------------------------------------------------------------
NET ASSETS                                      $          232,940,572   $              127,042   $              793,554
                                                ========================================================================
Unit value                                                               $                11.47   $                11.11
                                                                         ===============================================
Units outstanding                                                                        11,076                   71,427
                                                                         ===============================================

                                                                               AFFILIATED
                                                ------------------------------------------------------------------------
                                                   TOUCHSTONE BARON       TOUCHSTONE LARGE CAP     TOUCHSTONE LARGE CAP
                                                      SMALL CAP                  VALUE                    VALUE
                                                (GRANDMASTER FLEX3(TM))    (ANNUICHOICE(TM))         (IQ ANNUITY(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $               94,740   $               35,150   $              218,366

Receivable from (payable to) the general
  account of National Integrity                                     (8)                      14                      (12)
                                                ------------------------------------------------------------------------
NET ASSETS                                      $               94,732   $               35,164   $              218,354
                                                ========================================================================
Unit value                                      $                10.86   $                 9.07   $                 9.23
                                                ========================================================================
Units outstanding                                                8,723                    3,877                   23,657
                                                ========================================================================

SEE ACCOMPANYING NOTES.

                                                      AFFILIATED
                                                ----------------------
                                                 TOUCHSTONE LARGE CAP
                                                        VALUE
                                                (GRANDMASTER FLEX3(TM))
                                                       DIVISION
                                                ----------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $               10,704

Receivable from (payable to) the general
  account of National Integrity                                     (4)
                                                ----------------------
NET ASSETS                                      $               10,700
                                                ======================
Unit value                                      $                11.02
                                                ======================
Units outstanding                                                  971
                                                ======================

SEE ACCOMPANYING NOTES.

                                                                               AFFILIATED
                                                ------------------------------------------------------------------------
                                                   TOUCHSTONE THIRD         TOUCHSTONE THIRD         TOUCHSTONE THIRD
                                                     AVENUE VALUE             AVENUE VALUE             AVENUE VALUE
                                                  (ANNUICHOICE(TM))         (IQ ANNUITY(TM))     (GRANDMASTER FLEX3(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $              916,993   $            1,977,621   $              173,825

Receivable from (payable to) the general
  account of National Integrity                                   (142)                      25                       14
                                                ------------------------------------------------------------------------
NET ASSETS                                      $              916,851   $            1,977,646   $              173,839
                                                ========================================================================
Unit value                                      $                11.23   $                11.03   $                11.30
                                                ========================================================================
Units outstanding                                               81,643                  179,297                   15,384
                                                ========================================================================

                                                                  AFFILIATED
                                                -----------------------------------------------
                                                 TOUCHSTONE BALANCED      TOUCHSTONE BALANCED
                                                   (IQ ANNUITY(TM))        (ANNUICHOICE(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $              233,488   $              149,923

Receivable from (payable to) the general
  account of National Integrity                                     21                      (19)
                                                -----------------------------------------------
NET ASSETS                                      $              233,509   $              149,904
                                                ===============================================
Unit value                                      $                10.63   $                10.99
                                                ===============================================
Units outstanding                                               21,967                   13,640
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                                               AFFILIATED
                                                ------------------------------------------------------------------------
                                                 TOUCHSTONE BALANCED      TOUCHSTONE CORE BOND     TOUCHSTONE CORE BOND
                                                (GRANDMASTER FLEX3(TM))     (IQ ANNUITY(TM))        (ANNUICHOICE(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $              167,903   $              484,525   $              402,949

Receivable from (payable to) the general
  account of National Integrity                                    (39)                     (86)                     166
                                                ------------------------------------------------------------------------
NET ASSETS                                      $              167,864   $              484,439   $              403,115
                                                ========================================================================
Unit value                                      $                11.32   $                10.93   $                11.06
                                                ========================================================================
Units outstanding                                               14,829                   44,322                   36,448
                                                ========================================================================

                                                                  AFFILIATED
                                                -----------------------------------------------
                                                                           TOUCHSTONE EMERGING
                                                 TOUCHSTONE CORE BOND            GROWTH
                                                (GRANDMASTER FLEX3(TM))     (IQ ANNUITY(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $              345,131   $              326,221

Receivable from (payable to) the general
  account of National Integrity                                    125                      (69)
                                                -----------------------------------------------
NET ASSETS                                      $              345,256   $              326,152
                                                ===============================================
Unit value                                      $                10.62   $                12.48
                                                ===============================================
Units outstanding                                               32,510                   26,134
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                                               AFFILIATED
                                                ------------------------------------------------------------------------
                                                 TOUCHSTONE EMERGING      TOUCHSTONE EMERGING      TOUCHSTONE ENHANCED
                                                        GROWTH                   GROWTH                DIVIDEND 30
                                                  (ANNUICHOICE(TM))      (GRANDMASTER FLEX3(TM))     (IQ ANNUITY(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $              276,255   $               13,280   $               34,208

Receivable from (payable to) the general
  account of National Integrity                                    (60)                      (4)                       8
                                                ------------------------------------------------------------------------
NET ASSETS                                      $              276,195   $               13,276   $               34,216
                                                ========================================================================
Unit value                                      $                11.77   $                11.79   $                10.15
                                                ========================================================================
Units outstanding                                               23,466                    1,126                    3,371
                                                ========================================================================

                                                                  AFFILIATED
                                                -----------------------------------------------
                                                 TOUCHSTONE ENHANCED      TOUCHSTONE ENHANCED
                                                     DIVIDEND 30              DIVIDEND 30
                                                  (ANNUICHOICE(TM))      (GRANDMASTER FLEX3(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $               66,107   $                8,802

Receivable from (payable to) the general
  account of National Integrity                                      3                       (3)
                                                -----------------------------------------------
NET ASSETS                                      $               66,110   $                8,799
                                                ===============================================
Unit value                                      $                 9.91   $                10.77
                                                ===============================================
Units outstanding                                                6,671                      817
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                                               AFFILIATED
                                                ------------------------------------------------------------------------
                                                 TOUCHSTONE GROWTH &      TOUCHSTONE GROWTH &      TOUCHSTONE GROWTH &
                                                        INCOME                   INCOME                   INCOME
                                                   (IQ ANNUITY(TM))        (ANNUICHOICE(TM))      (GRANDMASTER FLEX3(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $              197,689   $               88,184   $              119,556

Receivable from (payable to) the general
  account of National Integrity                                     19                      (40)                      33
                                                ------------------------------------------------------------------------
NET ASSETS                                      $              197,708   $               88,144   $              119,589
                                                ========================================================================
Unit value                                      $                11.22   $                10.94   $                11.07
                                                ========================================================================
Units outstanding                                               17,621                    8,057                   10,803
                                                ========================================================================

                                                                  AFFILIATED
                                                -----------------------------------------------
                                                TOUCHSTONE HIGH YIELD    TOUCHSTONE HIGH YIELD
                                                   (IQ ANNUITY(TM))        (ANNUICHOICE(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $              446,956   $              279,281

Receivable from (payable to) the general
  account of National Integrity                                    121                      (29)
                                                -----------------------------------------------
NET ASSETS                                      $              447,077   $              279,252
                                                ===============================================
Unit value                                      $                12.57   $                12.43
                                                ===============================================
Units outstanding                                               35,567                   22,466
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                                               AFFILIATED
                                                ------------------------------------------------------------------------
                                                                            TOUCHSTONE MONEY         TOUCHSTONE MONEY
                                                TOUCHSTONE HIGH YIELD            MARKET                   MARKET
                                                (GRANDMASTER FLEX3(TM))     (IQ ANNUITY(TM))        (ANNUICHOICE(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $              347,225   $               70,523   $              459,359

Receivable from (payable to) the general
  account of National Integrity                                     84                      (22)                      (1)
                                                ------------------------------------------------------------------------
NET ASSETS                                      $              347,309   $               70,501   $              459,358
                                                ========================================================================
Unit value                                      $                12.09   $                10.05   $                10.11
                                                ========================================================================
Units outstanding                                               28,727                    7,015                   45,436
                                                ========================================================================

                                                                  AFFILIATED
                                                -----------------------------------------------
                                                   TOUCHSTONE MONEY
                                                        MARKET           TOUCHSTONE VALUE PLUS
                                                (GRANDMASTER FLEX3(TM))     (IQ ANNUITY(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $               64,653   $              234,404

Receivable from (payable to) the general
  account of National Integrity                                    (29)                     (17)
                                                -----------------------------------------------
NET ASSETS                                      $               64,624   $              234,387
                                                ===============================================
Unit value                                      $                 9.93   $                 9.29
                                                ===============================================
Units outstanding                                                6,508                   25,230
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                                               AFFILIATED
                                                ------------------------------------------------------------------------
                                                                                                     TOUCHSTONE MONEY
                                                TOUCHSTONE VALUE PLUS    TOUCHSTONE VALUE PLUS            MARKET
                                                  (ANNUICHOICE(TM))      (GRANDMASTER FLEX3(TM))    (GRANDMASTER(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $              199,169   $              115,936   $           13,875,151

Receivable from (payable to) the general
  account of National Integrity                                    (49)                     (38)                    (420)
                                                ------------------------------------------------------------------------
NET ASSETS                                      $              199,120   $              115,898   $           13,874,731
                                                ========================================================================
Unit value                                      $                 9.27   $                10.54   $                 9.97
                                                ========================================================================
Units outstanding                                               21,480                   10,996                1,391,648
                                                ========================================================================

                                                                  AFFILIATED
                                                -----------------------------------------------
                                                                            TOUCHSTONE BARON
                                                 TOUCHSTONE BALANCED           SMALL CAP
                                                  (PINNACLEPLUS(TM))       (PINNACLEPLUS(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $               21,462   $               23,293

Receivable from (payable to) the general
  account of National Integrity                                      -                        1
                                                -----------------------------------------------
NET ASSETS                                      $               21,462   $               23,294
                                                ===============================================
Unit value                                      $                10.95   $                11.04
                                                ===============================================
Units outstanding                                                1,960                    2,110
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                                               AFFILIATED
                                                ------------------------------------------------------------------------
                                                                          TOUCHSTONE EMERGING      TOUCHSTONE GROWTH &
                                                 TOUCHSTONE CORE BOND            GROWTH                   INCOME
                                                  (PINNACLEPLUS(TM))       (PINNACLEPLUS(TM))       (PINNACLEPLUS(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $               17,825   $               47,561   $               13,950

Receivable from (payable to) the general
  account of National Integrity                                      9                       15                       (9)
                                                ------------------------------------------------------------------------
NET ASSETS                                      $               17,834   $               47,576   $               13,941
                                                ========================================================================
Unit value                                      $                 9.98   $                11.57   $                11.39
                                                ========================================================================
Units outstanding                                                1,787                    4,112                    1,224
                                                ========================================================================

                                                                  AFFILIATED
                                                -----------------------------------------------
                                                                          TOUCHSTONE LARGE CAP
                                                TOUCHSTONE HIGH YIELD            GROWTH
                                                  (PINNACLEPLUS(TM))       (PINNACLEPLUS(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $               25,079   $               17,941

Receivable from (payable to) the general
  account of National Integrity                                    (12)                      (8)
                                                -----------------------------------------------
NET ASSETS                                      $               25,067   $               17,933
                                                ===============================================
Unit value                                      $                10.55   $                11.07
                                                ===============================================
Units outstanding                                                2,376                    1,620
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                                  AFFILIATED
                                                -----------------------------------------------
                                                   TOUCHSTONE THIRD
                                                     AVENUE VALUE        TOUCHSTONE VALUE PLUS
                                                  (PINNACLEPLUS(TM))       (PINNACLEPLUS(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $               17,702   $               27,364

Receivable from (payable to) the general
  account of National Integrity                                      2                       (7)
                                                -----------------------------------------------
NET ASSETS                                      $               17,704   $               27,357
                                                ===============================================
Unit value                                      $                11.97   $                11.08
                                                ===============================================
Units outstanding                                                1,479                    2,469
                                                ===============================================

                                                                             NON-AFFILIATED
                                                ------------------------------------------------------------------------
                                                       JPM BOND                 JPM BOND                 JPM BOND
                                                (GRANDMASTER FLEX3(TM))        (IQ3(TM))            (ANNUICHOICE(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $              317,771   $              141,565   $              646,454

Receivable from (payable to) the general
  account of National Integrity                                    (80)                      55                      144
                                                ------------------------------------------------------------------------
NET ASSETS                                      $              317,691   $              141,620   $              646,598
                                                ========================================================================
Unit value                                      $                10.71   $                10.80   $                10.88
                                                ========================================================================
Units outstanding                                               29,663                   13,113                   59,430
                                                ========================================================================

SEE ACCOMPANYING NOTES.

                                                                             NON-AFFILIATED
                                                ------------------------------------------------------------------------
                                                  JPM INTERNATIONAL        JPM INTERNATIONAL        JPM INTERNATIONAL
                                                    OPPORTUNITIES            OPPORTUNITIES            OPPORTUNITIES
                                                (GRANDMASTER FLEX3(TM))        (IQ3(TM))            (ANNUICHOICE(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $               53,226   $              129,955   $               58,990

Receivable from (payable to) the general
  account of National Integrity                                      3                      (28)                      13
                                                ------------------------------------------------------------------------
NET ASSETS                                      $               53,229   $              129,927   $               59,003
                                                ========================================================================
Unit value                                      $                10.71   $                10.41   $                10.66
                                                ========================================================================
Units outstanding                                                4,970                   12,481                    5,535
                                                ========================================================================

                                                                 NON-AFFILIATED
                                                -----------------------------------------------

                                                  JPM MID CAP VALUE        JPM MID CAP VALUE
                                                (GRANDMASTER FLEX3(TM))        (IQ3(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $               59,397   $               24,239

Receivable from (payable to) the general
  account of National Integrity                                     22                        1
                                                -----------------------------------------------
NET ASSETS                                      $               59,419   $               24,240
                                                ===============================================
Unit value                                      $                11.97   $                11.75
                                                ===============================================
Units outstanding                                                4,964                    2,063
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                                             NON-AFFILIATED
                                                ------------------------------------------------------------------------
                                                                              VAN KAMPEN UIF          VAN KAMPEN UIF
                                                                            EMERGING MARKETS         EMERGING MARKETS
                                                  JPM MID CAP VALUE               DEBT                     DEBT
                                                  (ANNUICHOICE(TM))      (GRANDMASTER FLEX3(TM))        (IQ3(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $                7,635   $                5,072   $               80,709

Receivable from (payable to) the general
  account of National Integrity                                     (5)                       3                      (14)
                                                ------------------------------------------------------------------------
NET ASSETS                                      $                7,630   $                5,075   $               80,695
                                                ========================================================================
Unit value                                      $                11.83   $                13.32   $                12.87
                                                ========================================================================
Units outstanding                                                  645                      381                    6,270
                                                ========================================================================

                                                                NON-AFFILIATED
                                                -----------------------------------------------
                                                    VAN KAMPEN UIF
                                                   EMERGING MARKETS       VAN KAMPEN UIF U.S.
                                                         DEBT                 REAL ESTATE
                                                  (ANNUICHOICE(TM))      (GRANDMASTER FLEX3(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $               18,057   $               77,482

Receivable from (payable to) the general
  account of National Integrity                                     (7)                       6
                                                -----------------------------------------------
NET ASSETS                                      $               18,050   $               77,488
                                                ===============================================
Unit value                                      $                12.93   $                12.29
                                                ===============================================
Units outstanding                                                1,396                    6,305
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                                NON-AFFILIATED
                                                -----------------------------------------------
                                                 VAN KAMPEN UIF U.S.      VAN KAMPEN UIF U.S.
                                                     REAL ESTATE              REAL ESTATE
                                                      (IQ3(TM))            (ANNUICHOICE(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $              114,474   $              250,850

Receivable from (payable to) the general
  account of National Integrity                                      2                        5
                                                -----------------------------------------------
NET ASSETS                                      $              114,476   $              250,855
                                                ===============================================
Unit value                                      $                12.30   $                12.45
                                                ===============================================
Units outstanding                                                9,307                   20,149
                                                ===============================================

                                                                NON-AFFILIATED
                                                -----------------------------------------------
                                                    VAN KAMPEN LIT           VAN KAMPEN LIT
                                                       COMSTOCK             EMERGING GROWTH
                                                (GRANDMASTER FLEX3(TM))  (GRANDMASTER FLEX3(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $                8,829   $                1,308

Receivable from (payable to) the general
  account of National Integrity                                     (1)                      (5)
                                                -----------------------------------------------
NET ASSETS                                      $                8,828   $                1,303
                                                ===============================================
Unit value                                      $                12.33   $                11.95
                                                ===============================================
Units outstanding                                                  716                      109
                                                ===============================================

                                                     INITIAL CLASS
                                                    NON-AFFILIATED
                                                ----------------------
                                                   VIP HIGH INCOME
                                                  (GRANDMASTER(TM))
                                                       DIVISION
                                                ----------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $           11,162,461

Receivable from (payable to) the general
  account of National Integrity                                 (3,360)
                                                ----------------------
NET ASSETS                                      $           11,159,101
                                                ======================
Unit value                                      $                14.54
                                                ======================
Units outstanding                                              767,476
                                                ======================

SEE ACCOMPANYING NOTES.

                                                                      INITIAL CLASS NON-AFFILIATED
                                                ------------------------------------------------------------------------
                                                  VIP EQUITY-INCOME            VIP GROWTH              VIP OVERSEAS
                                                  (GRANDMASTER(TM))        (GRANDMASTER(TM))        (GRANDMASTER(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $           30,652,442   $           23,677,018   $            6,267,853

Receivable from (payable to) the general
  account of National Integrity                                  1,800                    1,513                      797
                                                ------------------------------------------------------------------------
NET ASSETS                                      $           30,654,242   $           23,678,531   $            6,268,650
                                                ========================================================================
Unit value                                      $                44.87   $                53.03   $                23.43
                                                ========================================================================
Units outstanding                                              683,179                  446,512                  267,548
                                                ========================================================================

                                                         INITIAL CLASS NON-AFFILIATED
                                                -----------------------------------------------
                                                  VIP II INVESTMENT
                                                      GRADE BOND          VIP II ASSET MANAGER
                                                  (GRANDMASTER(TM))        (GRANDMASTER(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $            9,860,513   $           11,345,301

Receivable from (payable to) the general
  account of National Integrity                                  1,117                   (1,722)
                                                -----------------------------------------------
NET ASSETS                                      $            9,861,630   $           11,343,579
                                                ===============================================
Unit value                                      $                24.63   $                29.80
                                                ===============================================
Units outstanding                                              400,391                  380,657
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                                      INITIAL CLASS NON-AFFILIATED
                                                ------------------------------------------------------------------------
                                                                         VIP II ASSET MANAGER:
                                                   VIP II INDEX 500              GROWTH             VIP II CONTRAFUND
                                                  (GRANDMASTER(TM))        (GRANDMASTER(TM))        (GRANDMASTER(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $           17,812,789   $            3,038,169   $           26,767,418

Receivable from (payable to) the general
  account of National Integrity                                  2,475                      210                    1,724
                                                ------------------------------------------------------------------------
NET ASSETS                                      $           17,815,264   $            3,038,379   $           26,769,142
                                                ========================================================================
Unit value                                      $                25.86   $                18.51   $                27.70
                                                ========================================================================
Units outstanding                                              688,912                  164,148                  966,395
                                                ========================================================================

                                                         INITIAL CLASS NON-AFFILIATED
                                                -----------------------------------------------
                                                    VIP III GROWTH
                                                    OPPORTUNITIES           VIP III BALANCED
                                                  (GRANDMASTER(TM))        (GRANDMASTER(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $            2,576,490   $            3,813,855

Receivable from (payable to) the general
  account of National Integrity                                   (641)                      91
                                                -----------------------------------------------
NET ASSETS                                      $            2,575,849   $            3,813,946
                                                ===============================================
Unit value                                      $                10.34   $                13.03
                                                ===============================================
Units outstanding                                              249,115                  292,705
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                     INITIAL CLASS
                                                    NON-AFFILIATED
                                                ----------------------
                                                   VIP III GROWTH &
                                                        INCOME
                                                  (GRANDMASTER(TM))
                                                       DIVISION
                                                ----------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $            7,833,465

Receivable from (payable to) the general
  account of National Integrity                                  1,852
                                                ----------------------
NET ASSETS                                      $            7,835,317
                                                ======================
Unit value                                      $                14.43
                                                ======================
Units outstanding                                              542,988
                                                ======================

                                                           SERVICE CLASS AFFILIATED
                                                -----------------------------------------------
                                                   TOUCHSTONE MONEY         TOUCHSTONE MONEY
                                                        MARKET                   MARKET
                                                  (PINNACLEPLUS(TM))     (GRANDMASTER FLEX3(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $              208,967   $              399,778

Receivable from (payable to) the general
  account of National Integrity                                      3                      176
                                                -----------------------------------------------
NET ASSETS                                      $              208,970   $              399,954
                                                ===============================================
Unit value                                      $                 9.95   $                 9.96
                                                ===============================================
Units outstanding                                               21,002                   40,156
                                                ===============================================

                                                           SERVICE CLASS AFFILIATED
                                                -----------------------------------------------
                                                   TOUCHSTONE MONEY         TOUCHSTONE MONEY
                                                        MARKET                   MARKET
                                                   (IQ ANNUITY(TM))        (ANNUICHOICE(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $            3,410,533   $            2,723,455

Receivable from (payable to) the general
  account of National Integrity                                   (119)                    (372)
                                                -----------------------------------------------
NET ASSETS                                      $            3,410,414   $            2,723,083
                                                ===============================================
Unit value                                      $                 9.96   $                 9.98
                                                ===============================================
Units outstanding                                              342,411                  272,854
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                                      SERVICE CLASS NON-AFFILIATED
                                                ------------------------------------------------------------------------
                                                                              MFS EMERGING             MFS EMERGING
                                                   VIP III MID CAP               GROWTH                   GROWTH
                                                  (GRANDMASTER(TM))         (IQ ANNUITY(TM))        (ANNUICHOICE(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $            4,807,525   $              564,792   $                1,067

Receivable from (payable to) the general
  account of National Integrity                                   (547)                    (412)                       3
                                                ------------------------------------------------------------------------
NET ASSETS                                      $            4,806,978   $              564,380   $                1,070
                                                ========================================================================
Unit value                                      $                19.73   $                 5.75   $                 8.49
                                                ========================================================================
Units outstanding                                              243,638                   98,153                      126
                                                ========================================================================

                                                         SERVICE CLASS NON-AFFILIATED
                                                -----------------------------------------------
                                                     MFS EMERGING             MFS EMERGING
                                                        GROWTH                   GROWTH
                                                  (GRANDMASTER(TM))      (GRANDMASTER FLEX3(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $               38,525   $               28,008

Receivable from (payable to) the general
  account of National Integrity                                      8                       (9)
                                                -----------------------------------------------
NET ASSETS                                      $               38,533   $               27,999
                                                ===============================================
Unit value                                      $                 8.23   $                10.42
                                                ===============================================
Units outstanding                                                4,682                    2,687
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                                      SERVICE CLASS NON-AFFILIATED
                                                ------------------------------------------------------------------------
                                                 MFS INVESTORS GROWTH     MFS INVESTORS GROWTH     MFS INVESTORS GROWTH
                                                        STOCK                    STOCK                    STOCK
                                                   (IQ ANNUITY(TM))        (ANNUICHOICE(TM))        (GRANDMASTER(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $               35,198   $               14,359   $               14,616

Receivable from (payable to) the general
  account of National Integrity                                     14                       (3)                      (4)
                                                ------------------------------------------------------------------------
NET ASSETS                                      $               35,212   $               14,356   $               14,612
                                                ========================================================================
Unit value                                      $                 6.27   $                 8.77   $                 8.52
                                                ========================================================================
Units outstanding                                                5,616                    1,637                    1,715
                                                ========================================================================

                                                         SERVICE CLASS NON-AFFILIATED
                                                -----------------------------------------------
                                                 MFS INVESTORS GROWTH
                                                        STOCK             MFS INVESTORS TRUST
                                                (GRANDMASTER FLEX3(TM))     (IQ ANNUITY(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $               37,167   $              115,337

Receivable from (payable to) the general
  account of National Integrity                                    (12)                     (52)
                                                -----------------------------------------------
NET ASSETS                                      $               37,155   $              115,285
                                                ===============================================
Unit value                                      $                10.05   $                 7.85
                                                ===============================================
Units outstanding                                                3,697                   14,686
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                                      SERVICE CLASS NON-AFFILIATED
                                                ------------------------------------------------------------------------
                                                 MFS INVESTORS TRUST      MFS INVESTORS TRUST      MFS INVESTORS TRUST
                                                  (ANNUICHOICE(TM))        (GRANDMASTER(TM))      (GRANDMASTER FLEX3(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $               17,681   $               90,665   $               57,350

Receivable from (payable to) the general
  account of National Integrity                                    (10)                      38                       12
                                                ------------------------------------------------------------------------
NET ASSETS                                      $               17,671   $               90,703   $               57,362
                                                ========================================================================
Unit value                                      $                 9.34   $                 9.23   $                10.42
                                                ========================================================================
Units outstanding                                                1,892                    9,827                    5,505
                                                ========================================================================

                                                         SERVICE CLASS NON-AFFILIATED
                                                -----------------------------------------------
                                                  MFS MID CAP GROWTH       MFS MID CAP GROWTH
                                                   (IQ ANNUITY(TM))        (ANNUICHOICE(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $              257,027   $              282,965

Receivable from (payable to) the general
  account of National Integrity                                     11                     (161)
                                                -----------------------------------------------
NET ASSETS                                      $              257,038   $              282,804
                                                ===============================================
Unit value                                      $                 5.63   $                 7.56
                                                ===============================================
Units outstanding                                               45,655                   37,408
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                                      SERVICE CLASS NON-AFFILIATED
                                                ------------------------------------------------------------------------
                                                  MFS MID CAP GROWTH       MFS MID CAP GROWTH       MFS NEW DISCOVERY
                                                  (GRANDMASTER(TM))      (GRANDMASTER FLEX3(TM))     (IQ ANNUITY(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $            1,184,424   $               39,081   $              150,743

Receivable from (payable to) the general
  account of National Integrity                                    810                       15                       85
                                                ------------------------------------------------------------------------
NET ASSETS                                      $            1,185,234   $               39,096   $              150,828
                                                ========================================================================
Unit value                                      $                 6.07   $                10.65   $                 7.70
                                                ========================================================================
Units outstanding                                              195,261                    3,671                   19,588
                                                ========================================================================

                                                         SERVICE CLASS NON-AFFILIATED
                                                -----------------------------------------------
                                                  MFS NEW DISCOVERY        MFS NEW DISCOVERY
                                                  (ANNUICHOICE(TM))        (GRANDMASTER(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $              148,975   $              416,831

Receivable from (payable to) the general
  account of National Integrity                                    (29)                      63
                                                -----------------------------------------------
NET ASSETS                                      $              148,946   $              416,894
                                                ===============================================
Unit value                                      $                 9.36   $                 8.60
                                                ===============================================
Units outstanding                                               15,913                   48,476
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                                      SERVICE CLASS NON-AFFILIATED
                                                ------------------------------------------------------------------------
                                                     MFS CAPITAL              MFS CAPITAL              MFS CAPITAL
                                                    OPPORTUNITIES            OPPORTUNITIES            OPPORTUNITIES
                                                   (IQ ANNUITY(TM))        (ANNUICHOICE(TM))        (GRANDMASTER(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $              197,262   $               90,887   $              113,810

Receivable from (payable to) the general
  account of National Integrity                                     26                       (7)                     (19)
                                                ------------------------------------------------------------------------
NET ASSETS                                      $              197,288   $               90,880   $              113,791
                                                ========================================================================
Unit value                                      $                 6.69   $                 8.22   $                 6.93
                                                ========================================================================
Units outstanding                                               29,490                   11,056                   16,420
                                                ========================================================================

                                                         SERVICE CLASS NON-AFFILIATED
                                                -----------------------------------------------
                                                   MFS TOTAL RETURN         MFS TOTAL RETURN
                                                   (IQ ANNUITY(TM))        (ANNUICHOICE(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $            1,211,247   $              802,055

Receivable from (payable to) the general
  account of National Integrity                                   (295)                    (358)
                                                -----------------------------------------------
NET ASSETS                                      $            1,210,952   $              801,697
                                                ===============================================
Unit value                                      $                10.57   $                10.79
                                                ===============================================
Units outstanding                                              114,565                   74,300
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                                      SERVICE CLASS NON-AFFILIATED
                                                ------------------------------------------------------------------------
                                                   MFS TOTAL RETURN         MFS TOTAL RETURN           MFS RESEARCH
                                                  (GRANDMASTER(TM))      (GRANDMASTER FLEX3(TM))    (ANNUICHOICE(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $            1,856,820   $              132,638   $               53,420

Receivable from (payable to) the general
  account of National Integrity                                    882                      (53)                     (11)
                                                ------------------------------------------------------------------------
NET ASSETS                                      $            1,857,702   $              132,585   $               53,409
                                                ========================================================================
Unit value                                      $                10.50   $                10.81   $                 9.15
                                                ========================================================================
Units outstanding                                              176,924                   12,265                    5,837
                                                ========================================================================

                                                         SERVICE CLASS NON-AFFILIATED
                                                -----------------------------------------------
                                                     MFS RESEARCH             MFS RESEARCH
                                                  (GRANDMASTER(TM))            (IQ3(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $               14,641   $                  710

Receivable from (payable to) the general
  account of National Integrity                                      4                       (1)
                                                -----------------------------------------------
NET ASSETS                                      $               14,645   $                  709
                                                ===============================================
Unit value                                      $                 9.04   $                 9.98
                                                ===============================================
Units outstanding                                                1,620                       71
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                                      SERVICE CLASS NON-AFFILIATED
                                                ------------------------------------------------------------------------
                                                                              JANUS ASPEN              MFS CAPITAL
                                                  JANUS ASPEN GROWTH        WORLDWIDE GROWTH          OPPORTUNITIES
                                                  (PINNACLEPLUS(TM))       (PINNACLEPLUS(TM))       (PINNACLEPLUS(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $                6,400   $                3,647   $                  577

Receivable from (payable to) the general
  account of National Integrity                                      7                       (4)                      (4)
                                                ------------------------------------------------------------------------
NET ASSETS                                      $                6,407   $                3,643   $                  573
                                                ========================================================================
Unit value                                      $                11.22   $                11.14   $                10.81
                                                ========================================================================
Units outstanding                                                  571                      327                       53
                                                ========================================================================

                                                         SERVICE CLASS NON-AFFILIATED
                                                -----------------------------------------------
                                                     MFS EMERGING         MFS INVESTORS GROWTH
                                                        GROWTH                STOCK SERIES
                                                  (PINNACLEPLUS(TM))       (PINNACLEPLUS(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $                2,244   $               36,737

Receivable from (payable to) the general
  account of National Integrity                                     (3)                       4
                                                -----------------------------------------------
NET ASSETS                                      $                2,241   $               36,741
                                                ===============================================
Unit value                                      $                10.62   $                10.37
                                                ===============================================
Units outstanding                                                  211                    3,543
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                                      SERVICE CLASS NON-AFFILIATED
                                                ------------------------------------------------------------------------
                                                 MFS INVESTORS TRUST       MFS NEW DISCOVERY         MFS TOTAL RETURN
                                                  (PINNACLEPLUS(TM))       (PINNACLEPLUS(TM))       (PINNACLEPLUS(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $               28,268   $                3,163   $              296,582

Receivable from (payable to) the general
  account of National Integrity                                    (10)                      (5)                      96
                                                ------------------------------------------------------------------------
NET ASSETS                                      $               28,258   $                3,158   $              296,678
                                                ========================================================================
Unit value                                      $                10.86   $                11.08   $                10.66
                                                ========================================================================
Units outstanding                                                2,602                      285                   27,831
                                                ========================================================================

                                                        SERVICE CLASS 2 NON-AFFILIATED
                                                -----------------------------------------------
                                                   VIP HIGH INCOME          VIP HIGH INCOME
                                                   (IQ ANNUITY(TM))        (ANNUICHOICE(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $              713,023   $              484,109

Receivable from (payable to) the general
  account of National Integrity                                   (273)                     (31)
                                                -----------------------------------------------
NET ASSETS                                      $              712,750   $              484,078
                                                ===============================================
Unit value                                      $                10.21   $                12.31
                                                ===============================================
Units outstanding                                               69,809                   39,324
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                                     SERVICE CLASS 2 NON-AFFILIATED
                                                ------------------------------------------------------------------------
                                                  VIP EQUITY-INCOME        VIP EQUITY-INCOME        VIP EQUITY-INCOME
                                                   (IQ ANNUITY(TM))        (ANNUICHOICE(TM))      (GRANDMASTER FLEX3(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $            1,293,557   $              765,867   $               85,464

Receivable from (payable to) the general
  account of National Integrity                                   (359)                    (164)                     (37)
                                                ------------------------------------------------------------------------
NET ASSETS                                      $            1,293,198   $              765,703   $               85,427
                                                ========================================================================
Unit value                                      $                 9.80   $                10.46   $                11.02
                                                ========================================================================
Units outstanding                                              131,959                   73,203                    7,752
                                                ========================================================================

                                                        SERVICE CLASS 2 NON-AFFILIATED
                                                -----------------------------------------------
                                                      VIP GROWTH               VIP GROWTH
                                                   (IQ ANNUITY(TM))        (ANNUICHOICE(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $            1,013,742   $              494,118

Receivable from (payable to) the general
  account of National Integrity                                   (282)                    (131)
                                                -----------------------------------------------
NET ASSETS                                      $            1,013,460   $              493,987
                                                ===============================================
Unit value                                      $                 7.08   $                 9.06
                                                ===============================================
Units outstanding                                              143,144                   54,524
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                                     SERVICE CLASS 2 NON-AFFILIATED
                                                ------------------------------------------------------------------------
                                                      VIP GROWTH              VIP OVERSEAS             VIP OVERSEAS
                                                (GRANDMASTER FLEX3(TM))     (IQ ANNUITY(TM))        (ANNUICHOICE(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $               29,537   $              120,722   $              271,948

Receivable from (payable to) the general
  account of National Integrity                                      1                      (60)                     (11)
                                                ------------------------------------------------------------------------
NET ASSETS                                      $               29,538   $              120,662   $              271,937
                                                ========================================================================
Unit value                                      $                10.80   $                 8.48   $                10.65
                                                ========================================================================
Units outstanding                                                2,735                   14,229                   25,534
                                                ========================================================================

                                                        SERVICE CLASS 2 NON-AFFILIATED
                                                -----------------------------------------------
                                                 VIP INVESTMENT GRADE     VIP INVESTMENT GRADE
                                                         BOND                     BOND
                                                   (IQ ANNUITY(TM))        (ANNUICHOICE(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $            1,176,070   $            1,005,572

Receivable from (payable to) the general
  account of National Integrity                                   (291)                     167
                                                -----------------------------------------------
NET ASSETS                                      $            1,175,779   $            1,005,739
                                                ===============================================
Unit value                                      $                11.68   $                11.61
                                                ===============================================
Units outstanding                                              100,666                   86,627
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                                     SERVICE CLASS 2 NON-AFFILIATED
                                                ------------------------------------------------------------------------
                                                  VIP ASSET MANAGER        VIP ASSET MANAGER          VIP INDEX 500
                                                   (IQ ANNUITY(TM))        (ANNUICHOICE(TM))         (IQ ANNUITY(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $              341,148   $              227,845   $            1,076,141

Receivable from (payable to) the general
  account of National Integrity                                     53                      (73)                    (370)
                                                ------------------------------------------------------------------------
NET ASSETS                                      $              341,201   $              227,772   $            1,075,771
                                                ========================================================================
Unit value                                      $                10.23   $                10.66   $                 8.37
                                                ========================================================================
Units outstanding                                               33,353                   21,367                  128,527
                                                ========================================================================

                                                        SERVICE CLASS 2 NON-AFFILIATED
                                                -----------------------------------------------
                                                                           VIP ASSET MANAGER:
                                                    VIP INDEX 500                GROWTH
                                                  (ANNUICHOICE(TM))         (IQ ANNUITY(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $              743,347   $              180,161

Receivable from (payable to) the general
  account of National Integrity                                    (27)                      57
                                                -----------------------------------------------
NET ASSETS                                      $              743,320   $              180,218
                                                ===============================================
Unit value                                      $                 9.23   $                 9.27
                                                ===============================================
Units outstanding                                               80,533                   19,441
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                                     SERVICE CLASS 2 NON-AFFILIATED
                                                ------------------------------------------------------------------------
                                                  VIP ASSET MANAGER:
                                                        GROWTH                VIP BALANCED             VIP BALANCED
                                                  (ANNUICHOICE(TM))         (IQ ANNUITY(TM))        (ANNUICHOICE(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $              199,512   $              585,069   $              255,590

Receivable from (payable to) the general
  account of National Integrity                                     37                       53                      (34)
                                                ------------------------------------------------------------------------
NET ASSETS                                      $              199,549   $              585,122   $              255,556
                                                ========================================================================
Unit value                                      $                10.41   $                 9.89   $                10.63
                                                ========================================================================
Units outstanding                                               19,169                   59,163                   24,041
                                                ========================================================================

                                                        SERVICE CLASS 2 NON-AFFILIATED
                                                -----------------------------------------------
                                                    VIP CONTRAFUND           VIP CONTRAFUND
                                                   (IQ ANNUITY(TM))        (ANNUICHOICE(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $            1,690,030   $              602,563

Receivable from (payable to) the general
  account of National Integrity                                    129                     (260)
                                                -----------------------------------------------
NET ASSETS                                      $            1,690,159   $              602,303
                                                ===============================================
Unit value                                      $                10.11   $                11.32
                                                ===============================================
Units outstanding                                              167,177                   53,207
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                                     SERVICE CLASS 2 NON-AFFILIATED
                                                ------------------------------------------------------------------------
                                                                               VIP GROWTH               VIP GROWTH
                                                    VIP CONTRAFUND           OPPORTUNITIES            OPPORTUNITIES
                                                (GRANDMASTER FLEX3(TM))     (IQ ANNUITY(TM))        (ANNUICHOICE(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $              191,720   $               22,713   $               63,683

Receivable from (payable to) the general
  account of National Integrity                                    (21)                      12                       (2)
                                                ------------------------------------------------------------------------
NET ASSETS                                      $              191,699   $               22,725   $               63,681
                                                ========================================================================
Unit value                                      $                11.20   $                 9.05   $                 9.93
                                                ========================================================================
Units outstanding                                               17,116                    2,511                    6,413
                                                ========================================================================

                                                        SERVICE CLASS 2 NON-AFFILIATED
                                                -----------------------------------------------
                                                      VIP GROWTH
                                                    OPPORTUNITIES         VIP GROWTH & INCOME
                                                (GRANDMASTER FLEX3(TM))     (IQ ANNUITY(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $                8,664   $              518,656

Receivable from (payable to) the general
  account of National Integrity                                     (4)                    (161)
                                                -----------------------------------------------
NET ASSETS                                      $                8,660   $              518,495
                                                ===============================================
Unit value                                      $                11.06   $                 9.08
                                                ===============================================
Units outstanding                                                  783                   57,103
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                                     SERVICE CLASS 2 NON-AFFILIATED
                                                ------------------------------------------------------------------------
                                                 VIP GROWTH & INCOME      VIP GROWTH & INCOME          VIP MID CAP
                                                  (ANNUICHOICE(TM))      (GRANDMASTER FLEX3(TM))     (IQ ANNUITY(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $              112,457   $               29,495   $            1,249,977

Receivable from (payable to) the general
  account of National Integrity                                     16                       (1)                    (346)
                                                ------------------------------------------------------------------------
NET ASSETS                                      $              112,473   $               29,494   $            1,249,631
                                                ========================================================================
Unit value                                      $                10.28   $                11.21   $                12.14
                                                ========================================================================
Units outstanding                                               10,941                    2,631                  102,935
                                                ========================================================================

                                                        SERVICE CLASS 2 NON-AFFILIATED
                                                -----------------------------------------------
                                                     VIP MID CAP              VIP MID CAP
                                                  (ANNUICHOICE(TM))      (GRANDMASTER FLEX3(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $              460,458   $              118,237

Receivable from (payable to) the general
  account of National Integrity                                   (122)                       7
                                                -----------------------------------------------
NET ASSETS                                      $              460,336   $              118,244
                                                ===============================================
Unit value                                      $                12.64   $                12.14
                                                ===============================================
Units outstanding                                               36,419                    9,740
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                                     SERVICE CLASS 2 NON-AFFILIATED
                                                ------------------------------------------------------------------------
                                                    VIP AGGRESSIVE        VIP DYNAMIC CAPITAL      VIP DYNAMIC CAPITAL
                                                        GROWTH                APPRECIATION             APPRECIATION
                                                   (IQ ANNUITY(TM))         (IQ ANNUITY(TM))        (ANNUICHOICE(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $               52,461   $              352,133   $               32,038

Receivable from (payable to) the general
  account of National Integrity                                      8                       19                       (9)
                                                ------------------------------------------------------------------------
NET ASSETS                                      $               52,469   $              352,152   $               32,029
                                                ========================================================================
Unit value                                      $                 9.50   $                13.94   $                11.37
                                                ========================================================================
Units outstanding                                                5,523                   25,262                    2,817
                                                ========================================================================

                                                        SERVICE CLASS 2 NON-AFFILIATED
                                                -----------------------------------------------
                                                  FIDELITY BALANCED       FIDELITY HIGH INCOME
                                                (GRANDMASTER FLEX3(TM))  (GRANDMASTER FLEX3(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $               29,652   $              653,245

Receivable from (payable to) the general
  account of National Integrity                                     16                      139
                                                -----------------------------------------------
NET ASSETS                                      $               29,668   $              653,384
                                                ===============================================
Unit value                                      $                11.17   $                11.48
                                                ===============================================
Units outstanding                                                2,656                   56,915
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                                     SERVICE CLASS 2 NON-AFFILIATED
                                                ------------------------------------------------------------------------
                                                   FRANKLIN INCOME         FRANKLIN GROWTH &        FRANKLIN LARGE CAP
                                                      SECURITIES           INCOME SECURITIES        GROWTH SECURITIES
                                                  (GRANDMASTER(TM))        (GRANDMASTER(TM))        (GRANDMASTER(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $            1,050,558   $              437,004   $               71,297

Receivable from (payable to) the general
  account of National Integrity                                    (57)                      97                       (3)
                                                ------------------------------------------------------------------------
NET ASSETS                                      $            1,050,501   $              437,101   $               71,294
                                                ========================================================================
Unit value                                      $                12.62   $                11.88   $                11.96
                                                ========================================================================
Units outstanding                                               83,241                   36,793                    5,961
                                                ========================================================================

                                                        SERVICE CLASS 2 NON-AFFILIATED
                                                -----------------------------------------------
                                                  TEMPLETON FOREIGN         FRANKLIN MUTUAL
                                                      SECURITIES           SHARES SECURITIES
                                                  (GRANDMASTER(TM))        (GRANDMASTER(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $               55,064   $              690,798

Receivable from (payable to) the general
  account of National Integrity                                     (7)                     170
                                                -----------------------------------------------
NET ASSETS                                      $               55,057   $              690,968
                                                ===============================================
Unit value                                      $                12.68   $                12.16
                                                ===============================================
Units outstanding                                                4,342                   56,823
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                                     SERVICE CLASS 2 NON-AFFILIATED
                                                ------------------------------------------------------------------------
                                                   TEMPLETON GROWTH        FIDELITY VIP ASSET       FIDELITY VIP ASSET
                                                      SECURITIES                MANAGER               MANAGER GROWTH
                                                  (GRANDMASTER(TM))        (PINNACLEPLUS(TM))       (PINNACLEPLUS(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $              197,457   $               44,957   $               11,132

Receivable from (payable to) the general
  account of National Integrity                                    (74)                     (21)                      (2)
                                                ------------------------------------------------------------------------
NET ASSETS                                      $              197,383   $               44,936   $               11,130
                                                ========================================================================
Unit value                                      $                12.51   $                10.46   $                10.63
                                                ========================================================================
Units outstanding                                               15,778                    4,296                    1,047
                                                ========================================================================

                                                        SERVICE CLASS 2 NON-AFFILIATED
                                                -----------------------------------------------
                                                                              FIDELITY VIP
                                                FIDELITY VIP BALANCED          CONTRAFUND
                                                  (PINNACLEPLUS(TM))       (PINNACLEPLUS(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $               10,889   $               36,873

Receivable from (payable to) the general
  account of National Integrity                                      -                        2
                                                -----------------------------------------------
NET ASSETS                                      $               10,889   $               36,875
                                                ===============================================
Unit value                                      $                10.41   $                11.27
                                                ===============================================
Units outstanding                                                1,046                    3,272
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                                     SERVICE CLASS 2 NON-AFFILIATED
                                                ------------------------------------------------------------------------
                                                                          FIDELITY VIP GROWTH      FIDELITY VIP GROWTH
                                                FIDELITY EQUITY INCOME         AND INCOME             OPPORTUNITIES
                                                  (PINNACLEPLUS(TM))       (PINNACLEPLUS(TM))       (PINNACLEPLUS(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $              132,917   $               50,776   $                9,087

Receivable from (payable to) the general
  account of National Integrity                                    (28)                      19                       (1)
                                                ------------------------------------------------------------------------
NET ASSETS                                      $              132,889   $               50,795   $                9,086
                                                ========================================================================
Unit value                                      $                11.36   $                10.58   $                11.00
                                                ========================================================================
Units outstanding                                               11,698                    4,801                      826
                                                ========================================================================

                                                        SERVICE CLASS 2 NON-AFFILIATED
                                                -----------------------------------------------
                                                                           FIDELITY VIP HIGH
                                                 FIDELITY VIP GROWTH             INCOME
                                                  (PINNACLEPLUS(TM))       (PINNACLEPLUS(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $                1,637   $               31,193

Receivable from (payable to) the general
  account of National Integrity                                      5                       (7)
                                                -----------------------------------------------
NET ASSETS                                      $                1,642   $               31,186
                                                ===============================================
Unit value                                      $                11.02   $                10.68
                                                ===============================================
Units outstanding                                                  149                    2,920
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                                     SERVICE CLASS 2 NON-AFFILIATED
                                                ------------------------------------------------------------------------
                                                     FIDELITY VIP
                                                   INVESTMENT GRADE
                                                         BOND             FIDELITY VIP MID CAP    FIDELITY VIP OVERSEAS
                                                  (PINNACLEPLUS(TM))       (PINNACLEPLUS(TM))       (PINNACLEPLUS(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $               52,035   $               49,504   $                6,530

Receivable from (payable to) the general
  account of National Integrity                                     (3)                      16                       (2)
                                                ------------------------------------------------------------------------
NET ASSETS                                      $               52,032   $               49,520   $                6,528
                                                ========================================================================
Unit value                                      $                10.01   $                12.20   $                12.27
                                                ========================================================================
Units outstanding                                                5,198                    4,059                      532
                                                ========================================================================

                                                         SERVICE SHARES NON-AFFILIATED
                                                -----------------------------------------------
                                                  JANUS ASPEN GROWTH       JANUS ASPEN GROWTH
                                                   (IQ ANNUITY(TM))        (ANNUICHOICE(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $                5,075   $               32,760

Receivable from (payable to) the general
  account of National Integrity                                      3                       (1)
                                                -----------------------------------------------
NET ASSETS                                      $                5,078   $               32,759
                                                ===============================================
Unit value                                      $                 6.38   $                 8.63
                                                ===============================================
Units outstanding                                                  796                    3,796
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                                      SERVICE SHARES NON-AFFILIATED
                                                ------------------------------------------------------------------------
                                                                          JANUS ASPEN MID CAP      JANUS ASPEN MID CAP
                                                  JANUS ASPEN GROWTH             GROWTH                   GROWTH
                                                  (GRANDMASTER(TM))         (IQ ANNUITY(TM))        (ANNUICHOICE(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $               53,775   $               62,375   $                5,384

Receivable from (payable to) the general
  account of National Integrity                                     (2)                     (29)                       6
                                                ------------------------------------------------------------------------
NET ASSETS                                      $               53,773   $               62,346   $                5,390
                                                ========================================================================
Unit value                                      $                 7.32   $                 6.61   $                 8.88
                                                ========================================================================
Units outstanding                                                7,346                    9,432                      607
                                                ========================================================================

                                                         SERVICE SHARES NON-AFFILIATED
                                                -----------------------------------------------
                                                 JANUS ASPEN MID CAP      JANUS ASPEN MID CAP
                                                        GROWTH                   GROWTH
                                                  (GRANDMASTER(TM))      (GRANDMASTER FLEX3(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $               44,755   $                8,593

Receivable from (payable to) the general
  account of National Integrity                                     (4)                      (5)
                                                -----------------------------------------------
NET ASSETS                                      $               44,751   $                8,588
                                                ===============================================
Unit value                                      $                 7.10   $                11.36
                                                ===============================================
Units outstanding                                                6,303                      756
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                                      SERVICE SHARES NON-AFFILIATED
                                                ------------------------------------------------------------------------
                                                     JANUS ASPEN              JANUS ASPEN              JANUS ASPEN
                                                 INTERNATIONAL GROWTH     INTERNATIONAL GROWTH     INTERNATIONAL GROWTH
                                                   (IQ ANNUITY(TM))        (ANNUICHOICE(TM))        (GRANDMASTER(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $               84,696   $               71,256   $              258,669

Receivable from (payable to) the general
  account of National Integrity                                    (34)                      39                      159
                                                ------------------------------------------------------------------------
NET ASSETS                                      $               84,662   $               71,295   $              258,828
                                                ========================================================================
Unit value                                      $                 7.36   $                 9.80   $                 7.94
                                                ========================================================================
Units outstanding                                               11,503                    7,275                   32,598
                                                ========================================================================

                                                         SERVICE SHARES NON-AFFILIATED
                                                -----------------------------------------------
                                                     JANUS ASPEN              JANUS ASPEN
                                                 INTERNATIONAL GROWTH      WORLDWIDE GROWTH
                                                (GRANDMASTER FLEX3(TM))    (ANNUICHOICE(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $                3,769   $               52,700

Receivable from (payable to) the general
  account of National Integrity                                     (3)                       6
                                                -----------------------------------------------
NET ASSETS                                      $                3,766   $               52,706
                                                ===============================================
Unit value                                      $                10.76   $                 8.57
                                                ===============================================
Units outstanding                                                  350                    6,150
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                         SERVICE SHARES NON-AFFILIATED
                                                -----------------------------------------------
                                                      JANUS ASPEN              JANUS ASPEN
                                                   WORLDWIDE GROWTH         WORLDWIDE GROWTH
                                                   (IQ ANNUITY(TM))        (GRANDMASTER(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $              321,069   $               62,780

Receivable from (payable to) the general
  account of National Integrity                                    (34)                       4
                                                -----------------------------------------------
NET ASSETS                                      $              321,035   $               62,784
                                                ===============================================
Unit value                                      $                 7.61   $                 7.43
                                                ===============================================
Units outstanding                                               42,186                    8,450
                                                ===============================================

                                                                     CLASS 1B SHARES NON-AFFILIATED
                                                ------------------------------------------------------------------------
                                                  PUTNAM VT GROWTH &       PUTNAM VT GROWTH &       PUTNAM VT GROWTH &
                                                        INCOME                   INCOME                   INCOME
                                                  (ANNUICHOICE(TM))         (IQ ANNUITY(TM))        (GRANDMASTER(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $              137,932   $              978,270   $              254,525

Receivable from (payable to) the general
  account of National Integrity                                     35                      154                       73
                                                ------------------------------------------------------------------------
NET ASSETS                                      $              137,967   $              978,424   $              254,598
                                                ========================================================================
Unit value                                      $                 9.93   $                 9.08   $                 9.63
                                                ========================================================================
Units outstanding                                               13,894                  107,756                   26,438
                                                ========================================================================

SEE ACCOMPANYING NOTES.

                                                                     CLASS 1B SHARES NON-AFFILIATED
                                                ------------------------------------------------------------------------
                                                  PUTNAM VT GROWTH &      PUTNAM VT GROWTH AND          PUTNAM VT
                                                        INCOME                   INCOME           INTERNATIONAL EQUITY
                                                (GRANDMASTER FLEX3(TM))    (PINNACLEPLUS(TM))       (ANNUICHOICE(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $                6,859   $                1,141   $              105,719

Receivable from (payable to) the general
  account of National Integrity                                      5                       (2)                      36
                                                ------------------------------------------------------------------------
NET ASSETS                                      $                6,864   $                1,139   $              105,755
                                                ========================================================================
Unit value                                      $                10.81   $                11.06   $                 9.93
                                                ========================================================================
Units outstanding                                                  635                      103                   10,650
                                                ========================================================================

                                                        CLASS 1B SHARES NON-AFFILIATED
                                                -----------------------------------------------
                                                       PUTNAM VT               PUTNAM VT
                                                 INTERNATIONAL EQUITY     INTERNATIONAL EQUITY
                                                   (IQ ANNUITY(TM))        (GRANDMASTER(TM))
                                                       DIVISION                DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $              233,096   $              334,047

Receivable from (payable to) the general
  account of National Integrity                                     84                       73
                                                -----------------------------------------------
NET ASSETS                                      $              233,180   $              334,120
                                                ===============================================
Unit value                                      $                 9.13   $                 9.12
                                                ===============================================
Units outstanding                                               25,540                   36,636
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                                     CLASS 1B SHARES NON-AFFILIATED
                                                ------------------------------------------------------------------------
                                                      PUTNAM VT           PUTNAM VT SMALL CAP      PUTNAM VT SMALL CAP
                                                 INTERNATIONAL EQUITY            VALUE                    VALUE
                                                (GRANDMASTER FLEX3(TM))    (ANNUICHOICE(TM))         (IQ ANNUITY(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $               49,777   $              295,106   $              490,571

Receivable from (payable to) the general
  account of National Integrity                                     (1)                      42                       96
                                                ------------------------------------------------------------------------
NET ASSETS                                      $               49,776   $              295,148   $              490,667
                                                ========================================================================
Unit value                                      $                10.70   $                12.15   $                12.36
                                                ========================================================================
Units outstanding                                                4,652                   24,292                   39,698
                                                ========================================================================

                                                        CLASS 1B SHARES NON-AFFILIATED
                                                -----------------------------------------------
                                                 PUTNAM VT SMALL CAP      PUTNAM VT SMALL CAP
                                                        VALUE                    VALUE
                                                  (GRANDMASTER(TM))        (PINNACLEPLUS(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $            2,172,078   $               22,944

Receivable from (payable to) the general
  account of National Integrity                                    392                        -
                                                -----------------------------------------------
NET ASSETS                                      $            2,172,470   $               22,944
                                                ===============================================
Unit value                                      $                12.41   $                12.00
                                                ===============================================
Units outstanding                                              175,058                    1,912
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                                     CLASS 1B SHARES NON-AFFILIATED
                                                ------------------------------------------------------------------------
                                                 PUTNAM VT SMALL CAP      PUTNAM VT DISCOVERY      PUTNAM VT DISCOVERY
                                                        VALUE                    GROWTH                   GROWTH
                                                (GRANDMASTER FLEX3(TM))    (ANNUICHOICE(TM))         (IQ ANNUITY(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $               22,384   $               34,170   $               95,078

Receivable from (payable to) the general
  account of National Integrity                                    (11)                      (7)                      (3)
                                                ------------------------------------------------------------------------
NET ASSETS                                      $               22,373   $               34,163   $               95,075
                                                ========================================================================
Unit value                                      $                11.72   $                 8.24   $                 9.88
                                                ========================================================================
Units outstanding                                                1,909                    4,146                    9,623
                                                ========================================================================

                                                        CLASS 1B SHARES NON-AFFILIATED
                                                -----------------------------------------------
                                                 PUTNAM VT DISCOVERY
                                                        GROWTH             PUTNAM VT VOYAGER
                                                  (GRANDMASTER(TM))      (GRANDMASTER FLEX3(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $              104,779   $                4,108

Receivable from (payable to) the general
  account of National Integrity                                    (68)                       1
                                                -----------------------------------------------
NET ASSETS                                      $              104,711   $                4,109
                                                ===============================================
Unit value                                      $                 7.17   $                11.74
                                                ===============================================
Units outstanding                                               14,604                      350
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                                     CLASS 1B SHARES NON-AFFILIATED
                                                ------------------------------------------------------------------------
                                                   PUTNAM VT GEORGE
                                                    PUTNAM FUND OF                                    PUTNAM VT NEW
                                                        BOSTON             PUTNAM VT VOYAGER          OPPORTUNITIES
                                                (GRANDMASTER FLEX3(TM))    (GRANDMASTER(TM))        (GRANDMASTER(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $                1,116   $                  936   $               74,818

Receivable from (payable to) the general
  account of National Integrity                                      1                        6                      (15)
                                                ------------------------------------------------------------------------
NET ASSETS                                      $                1,117   $                  942   $               74,803
                                                ========================================================================
Unit value                                      $                11.17   $                11.77   $                12.49
                                                ========================================================================
Units outstanding                                                  100                       80                    5,989
                                                ========================================================================

                                                        CLASS 1B SHARES NON-AFFILIATED
                                                -----------------------------------------------
                                                   PUTNAM VT GEORGE
                                                    PUTNAM FUND OF
                                                        BOSTON             PUTNAM VT VOYAGER
                                                  (GRANDMASTER(TM))         (IQ ANNUITY(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $               38,116   $                6,634

Receivable from (payable to) the general
  account of National Integrity                                      9                       (1)
                                                -----------------------------------------------
NET ASSETS                                      $               38,125   $                6,633
                                                ===============================================
Unit value                                      $                11.20   $                11.76
                                                ===============================================
Units outstanding                                                3,404                      564
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                        CLASS 1B SHARES NON-AFFILIATED
                                                -----------------------------------------------
                                                                            PUTNAM VT GEORGE
                                                    PUTNAM VT NEW            PUTNAM FUND OF
                                                    OPPORTUNITIES                BOSTON
                                                   (IQ ANNUITY(TM))         (IQ ANNUITY(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $              111,593   $                2,012

Receivable from (payable to) the general
  account of National Integrity                                      3                        2
                                                -----------------------------------------------
NET ASSETS                                      $              111,596   $                2,014
                                                ===============================================
Unit value                                      $                12.48   $                11.19
                                                ===============================================
Units outstanding                                                8,942                      180
                                                ===============================================

                                                                         CLASS 2 NON-AFFILIATED
                                                ------------------------------------------------------------------------
                                                   FRANKLIN INCOME        FRANKLIN GROWTH AND       FRANKLIN LARGE CAP
                                                      SECURITIES           INCOME SECURITIES        GROWTH SECURITIES
                                                (GRANDMASTER FLEX3(TM))  (GRANDMASTER FLEX3(TM))  (GRANDMASTER FLEX3(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $              245,220   $               31,062   $               46,072

Receivable from (payable to) the general
  account of National Integrity                                     89                      (15)                       4
                                                ------------------------------------------------------------------------
NET ASSETS                                      $              245,309   $               31,047   $               46,076
                                                ========================================================================
Unit value                                      $                12.60   $                11.85   $                11.94
                                                ========================================================================
Units outstanding                                               19,469                    2,620                    3,859
                                                ========================================================================

SEE ACCOMPANYING NOTES.

                                                                         CLASS 2 NON-AFFILIATED
                                                ------------------------------------------------------------------------
                                                  TEMPLETON FOREIGN         FRANKLIN MUTUAL           VAN KAMPEN LIT
                                                      SECURITIES           SHARES SECURITIES             COMSTOCK
                                                (GRANDMASTER FLEX3(TM))  (GRANDMASTER FLEX3(TM))    (GRANDMASTER(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $               33,212   $               89,483   $               92,500

Receivable from (payable to) the general
  account of National Integrity                                      8                      (24)                       2
                                                ------------------------------------------------------------------------
NET ASSETS                                      $               33,220   $               89,459   $               92,502
                                                ========================================================================
Unit value                                      $                12.66   $                12.13   $                12.36
                                                ========================================================================
Units outstanding                                                2,624                    7,375                    7,484
                                                ========================================================================

                                                            CLASS 2 NON-AFFILIATED
                                                -----------------------------------------------
                                                                               VAN KAMPEN
                                                    VAN KAMPEN LIT          EMERGING MARKETS
                                                   EMERGING GROWTH               EQUITY
                                                  (GRANDMASTER(TM))        (GRANDMASTER(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $                4,387   $               52,175

Receivable from (payable to) the general
  account of National Integrity                                     (2)                       3
                                                -----------------------------------------------
NET ASSETS                                      $                4,385   $               52,178
                                                ===============================================
Unit value                                      $                11.98   $                14.39
                                                ===============================================
Units outstanding                                                  366                    3,626
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                                         CLASS 2 NON-AFFILIATED
                                                ------------------------------------------------------------------------
                                                      VAN KAMPEN
                                                   EMERGING MARKETS         VAN KAMPEN U.S.          FRANKLIN INCOME
                                                         DEBT                 REAL ESTATE            SECURITIES FUND
                                                  (GRANDMASTER(TM))        (GRANDMASTER(TM))         (IQ ANNUITY(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $               94,788   $              317,426   $              234,450

Receivable from (payable to) the general
  account of National Integrity                                     (9)                     (70)                      33
                                                ------------------------------------------------------------------------
NET ASSETS                                      $               94,779   $              317,356   $              234,483
                                                ========================================================================
Unit value                                      $                12.43   $                13.39   $                12.61
                                                ========================================================================
Units outstanding                                                7,625                   23,701                   18,595
                                                ========================================================================

                                                            CLASS 2 NON-AFFILIATED
                                                -----------------------------------------------
                                                  FRANKLIN GROWTH &        FRANKLIN LARGE CAP
                                                  INCOME SECURITIES        GROWTH SECURITIES
                                                         FUND                     FUND
                                                   (IQ ANNUITY(TM))         (IQ ANNUITY(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $              342,142   $              145,079

Receivable from (payable to) the general
  account of National Integrity                                    129                        6
                                                -----------------------------------------------
NET ASSETS                                      $              342,271   $              145,085
                                                ===============================================
Unit value                                      $                11.87   $                11.95
                                                ===============================================
Units outstanding                                               28,835                   12,141
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                                         CLASS 2 NON-AFFILIATED
                                                ------------------------------------------------------------------------
                                                  TEMPLETON FOREIGN         FRANKLIN MUTUAL         TEMPLETON GROWTH
                                                      SECURITIES           SHARES SECURITIES           SECURITIES
                                                   (IQ ANNUITY(TM))         (IQ ANNUITY(TM))         (IQ ANNUITY(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $               58,886   $               56,918   $               53,092

Receivable from (payable to) the general
  account of National Integrity                                      4                       29                       (4)
                                                ------------------------------------------------------------------------
NET ASSETS                                      $               58,890   $               56,947   $               53,088
                                                ========================================================================
Unit value                                      $                12.67   $                12.15   $                12.50
                                                ========================================================================
Units outstanding                                                4,648                    4,687                    4,247
                                                ========================================================================

                                                             CLASS 2 NON-AFFILIATED
                                                -----------------------------------------------
                                                                             VAN KAMPEN UIF
                                                    VAN KAMPEN LIT          EMERGING MARKETS
                                                   EMERGING GROWTH               EQUITY
                                                   (IQ ANNUITY(TM))         (IQ ANNUITY(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $               13,735   $              169,591

Receivable from (payable to) the general
  account of National Integrity                                     (5)                     (39)
                                                -----------------------------------------------
NET ASSETS                                      $               13,730   $              169,552
                                                ===============================================
Unit value                                      $                11.96   $                14.37
                                                ===============================================
Units outstanding                                                1,148                   11,799
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                                         CLASS 2 NON-AFFILIATED
                                                ------------------------------------------------------------------------
                                                                                                      VAN KAMPEN UIF
                                                    VAN KAMPEN LIT           VAN KAMPEN LIT          EMERGING MARKETS
                                                    COMSTOCK SHARE          EMERGING GROWTH            EQUITY SHARE
                                                  (ANNUICHOICE(TM))        (ANNUICHOICE(TM))        (ANNUICHOICE(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $               29,587   $                3,548   $               62,424

Receivable from (payable to) the general
  account of National Integrity                                     (1)                      (2)                      15
                                                ------------------------------------------------------------------------
NET ASSETS                                      $               29,586   $                3,546   $               62,439
                                                ========================================================================
Unit value                                      $                12.40   $                12.02   $                14.44
                                                ========================================================================
Units outstanding                                                2,386                      295                    4,324
                                                ========================================================================

                                                             CLASS 2 NON-AFFILIATED
                                                -----------------------------------------------
                                                                           FRANKLIN GROWTH &
                                                   FRANKLIN INCOME         INCOME SECURITIES
                                                   SECURITIES FUND                FUND
                                                  (ANNUICHOICE(TM))        (ANNUICHOICE(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $              395,129   $               49,132

Receivable from (payable to) the general
  account of National Integrity                                   (137)                       2
                                                -----------------------------------------------
NET ASSETS                                      $              394,992   $               49,134
                                                ===============================================
Unit value                                      $                12.66   $                11.92
                                                ===============================================
Units outstanding                                               31,200                    4,122
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                                         CLASS 2 NON-AFFILIATED
                                                ------------------------------------------------------------------------
                                                  FRANKLIN LARGE CAP
                                                  GROWTH SECURITIES         FRANKLIN MUTUAL          TEMPLETON GROWTH
                                                         FUND              SHARES SECURITIES            SECURITIES
                                                  (ANNUICHOICE(TM))        (ANNUICHOICE(TM))        (ANNUICHOICE(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $                5,587   $              137,893   $                5,338

Receivable from (payable to) the general
  account of National Integrity                                     (7)                       4                        -
                                                ------------------------------------------------------------------------
NET ASSETS                                      $                5,580   $              137,897   $                5,338
                                                ========================================================================
Unit value                                      $                12.00   $                12.20   $                12.56
                                                ========================================================================
Units outstanding                                                  465                   11,303                      425
                                                ========================================================================

                                                            CLASS 2 NON-AFFILIATED
                                                -----------------------------------------------
                                                    VAN KAMPEN LIT           VAN KAMPEN LIT
                                                    COMSTOCK SHARE          EMERGING GROWTH
                                                  (PINNACLEPLUS(TM))       (PINNACLEPLUS(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $              100,458   $               21,745

Receivable from (payable to) the general
  account of National Integrity                                     34                        7
                                                -----------------------------------------------
NET ASSETS                                      $              100,492   $               21,752
                                                ===============================================
Unit value                                      $                11.29   $                10.59
                                                ===============================================
Units outstanding                                                8,901                    2,054
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                            CLASS 2 NON-AFFILIATED
                                                -----------------------------------------------
                                                  FRANKLIN GROWTH &         FRANKLIN INCOME
                                                  INCOME SECURITIES            SECURITIES
                                                  (PINNACLEPLUS(TM))       (PINNACLEPLUS(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $               87,612   $              315,259

Receivable from (payable to) the general
  account of National Integrity                                     (1)                      64
                                                -----------------------------------------------
NET ASSETS                                      $               87,611   $              315,323
                                                ===============================================
Unit value                                      $                11.35   $                11.19
                                                ===============================================
Units outstanding                                                7,719                   28,179
                                                ===============================================

                                                            CLASS 2 NON-AFFILIATED
                                                -----------------------------------------------
                                                   FRANKLIN MUTUAL         TEMPLETON FOREIGN
                                                  SHARES SECURITIES            SECURITIES
                                                  (PINNACLEPLUS(TM))       (PINNACLEPLUS(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $               85,798   $               32,082

Receivable from (payable to) the general
  account of National Integrity                                      1                       11
                                                -----------------------------------------------
NET ASSETS                                      $               85,799   $               32,093
                                                ===============================================
Unit value                                      $                11.15   $                11.76
                                                ===============================================
Units outstanding                                                7,695                    2,729
                                                ===============================================

                                                       CLASS 2B
                                                    NON-AFFILIATED
                                                ----------------------
                                                    VAN KAMPEN UIF
                                                   EMERGING MARKETS
                                                         DEBT
                                                  (PINNACLEPLUS(TM))
                                                       DIVISION
                                                ----------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $               19,487

Receivable from (payable to) the general
  account of National Integrity                                     (3)
                                                ----------------------
NET ASSETS                                      $               19,484
                                                ======================
Unit value                                      $                10.94
                                                ======================
Units outstanding                                                1,781
                                                ======================

SEE ACCOMPANYING NOTES.

                                                            CLASS 2B NON-AFFILIATED
                                                -----------------------------------------------
                                                    VAN KAMPEN UIF
                                                   EMERGING MARKETS       VAN KAMPEN UIF U.S.
                                                     EQUITY SHARE             REAL ESTATE
                                                  (PINNACLEPLUS(TM))       (PINNACLEPLUS(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $                  935   $               73,609

Receivable from (payable to) the general
  account of National Integrity                                     (3)                      27
                                                -----------------------------------------------
NET ASSETS                                      $                  932   $               73,636
                                                ===============================================
Unit value                                      $                12.60   $                11.52
                                                ===============================================
Units outstanding                                                   74                    6,392
                                                ===============================================

                                                                         CLASS B NON-AFFILIATED
                                                ------------------------------------------------------------------------
                                                 SCUDDER EAFE EQUITY      SCUDDER EAFE EQUITY       SCUDDER EQUITY 500
                                                        INDEX                    INDEX                    INDEX
                                                (GRANDMASTER FLEX3(TM))        (IQ3(TM))          (GRANDMASTER FLEX3(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $                4,147   $              147,397   $              613,081

Receivable from (payable to) the general
  account of National Integrity                                     (2)                      64                     (231)
                                                ------------------------------------------------------------------------
NET ASSETS                                      $                4,145   $              147,461   $              612,850
                                                ========================================================================
Unit value                                      $                10.60   $                10.20   $                10.84
                                                ========================================================================
Units outstanding                                                  391                   14,457                   56,536
                                                ========================================================================

SEE ACCOMPANYING NOTES.

                                                                         CLASS B NON-AFFILIATED
                                                ------------------------------------------------------------------------
                                                  SCUDDER EQUITY 500       SCUDDER SMALL CAP        SCUDDER SMALL CAP
                                                        INDEX                    INDEX                    INDEX
                                                      (IQ3(TM))          (GRANDMASTER FLEX3(TM))        (IQ3(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $              160,246   $              148,352   $               43,319

Receivable from (payable to) the general
  account of National Integrity                                     (5)                      11                       17
                                                ------------------------------------------------------------------------
NET ASSETS                                      $              160,241   $              148,363   $               43,336
                                                ========================================================================
Unit value                                      $                10.52   $                11.89   $                10.96
                                                ========================================================================
Units outstanding                                               15,232                   12,478                    3,954
                                                ========================================================================

                                                             CLASS B NON-AFFILIATED
                                                -----------------------------------------------
                                                   SCUDDER VIT EAFE        SCUDDER VIT EQUITY
                                                     EQUITY INDEX              500 INDEX
                                                  (ANNUICHOICE(TM))        (ANNUICHOICE(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $              161,007   $              329,742

Receivable from (payable to) the general
  account of National Integrity                                    (39)                      32
                                                -----------------------------------------------
NET ASSETS                                      $              160,968   $              329,774
                                                ===============================================
Unit value                                      $                10.42   $                10.63
                                                ===============================================
Units outstanding                                               15,448                   31,023
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                            CLASS B NON-AFFILIATED
                                                -----------------------------------------------
                                                  SCUDDER VIT SMALL         SCUDDER VIT EAFE
                                                      CAP INDEX               EQUITY INDEX
                                                  (ANNUICHOICE(TM))        (PINNACLEPLUS(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $              317,148   $               47,524

Receivable from (payable to) the general
  account of National Integrity                                     12                      (23)
                                                -----------------------------------------------
NET ASSETS                                      $              317,160   $               47,501
                                                ===============================================
Unit value                                      $                11.13   $                11.89
                                                ===============================================
Units outstanding                                               28,496                    3,995
                                                ===============================================

                                                            CLASS B NON-AFFILIATED
                                                -----------------------------------------------
                                                  SCUDDER VIT EQUITY       SCUDDER VIT SMALL
                                                      500 INDEX                CAP INDEX
                                                  (PINNACLEPLUS(TM))       (PINNACLEPLUS(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $              132,408   $               31,545

Receivable from (payable to) the general
  account of National Integrity                                    (40)                      14
                                                -----------------------------------------------
NET ASSETS                                      $              132,368   $               31,559
                                                ===============================================
Unit value                                      $                11.05   $                11.56
                                                ===============================================
Units outstanding                                               11,979                    2,730
                                                ===============================================

                                                    SERIES TRUST 2
                                                    NON-AFFILIATED
                                                ----------------------
                                                       JPM BOND
                                                  (PINNACLEPLUS(TM))
                                                       DIVISION
                                                ----------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $               91,011

Receivable from (payable to) the general
  account of National Integrity                                     20
                                                ----------------------
NET ASSETS                                      $               91,031
                                                ======================
Unit value                                      $                 9.94
                                                ======================
Units outstanding                                                9,158
                                                ======================

SEE ACCOMPANYING NOTES.

                                                         SERIES TRUST 2 NON-AFFILIATED
                                                -----------------------------------------------
                                                  JPM INTERNATIONAL
                                                        EQUITY             JPM MID CAP VALUE
                                                  (PINNACLEPLUS(TM))       (PINNACLEPLUS(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $222,929,565)              $                7,670   $               93,221

Receivable from (payable to) the general
  account of National Integrity                                      6                       (2)
                                                -----------------------------------------------
NET ASSETS                                      $                7,676   $               93,219
                                                ===============================================
Unit value                                      $                11.90   $                11.18
                                                ===============================================
Units outstanding                                                  645                    8,338
                                                ===============================================

SEE ACCOMPANYING NOTES.

         Separate Account I of National Integrity Life Insurance Company

                             Statement of Operations

                          Periods ended December 31, 2003


                                                                                  TOUCHSTONE BARON             TOUCHSTONE BARON
                                                                                      SMALL CAP                    SMALL CAP
                                                                                  (ANNUICHOICE(TM))            (IQ ANNUITY(TM))
                                                              TOTAL                   DIVISION                     DIVISION
                                                     -----------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $             4,232,163    $                     -    $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                         2,942,769                        930                      9,226
                                                     -----------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                       1,289,394                       (930)                    (9,226)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                             (12,544,171)                       289                     (3,496)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                      (43,317,463)                      (618)                   (67,388)
        End of period                                             10,006,744                     27,282                    126,591
                                                     -----------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                            53,324,207                     27,900                    193,979
                                                     -----------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                  40,780,036                     28,189                    190,483
                                                     -----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $            42,069,430    $                27,259    $               181,257
                                                     =============================================================================

                                                                                   GABELLI LARGE CAP
                                                     TOUCHSTONE BARON SMALL              VALUE
                                                               CAP                 (ANNUICHOICE(TM))
                                                     (GRANDMASTER FLEX3(TM))           DIVISION
                                                            DIVISION                 -APRIL 28**-
                                                     --------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                     -    $                   550

EXPENSES
  Mortality and expense risk and
    administrative charges                                               530                        416
                                                     --------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                            (530)                       134

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                   2,790                      3,389
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                              (42)                    (2,465)
        End of period                                                  8,123                          -
                                                     --------------------------------------------------
    Change in net unrealized appreciation
     (depreciation) during the period                                  8,165                      2,465
                                                     --------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                      10,955                      5,854
                                                     --------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                10,425    $                 5,988
                                                     ==================================================

                                                         GABELLI LARGE CAP
                                                               VALUE            GABELLI LARGE CAP VALUE
                                                         (IQ ANNUITY(TM))       (GRANDMASTER FLEX3(TM))
                                                             DIVISION                  DIVISION
                                                            -APRIL 28**-             -APRIL 28**-
                                                     --------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                   665    $                   179

EXPENSES
  Mortality and expense risk and
    administrative charges                                               957                        195
                                                     --------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                            (292)                       (16)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                 (24,854)                     1,360
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                          (30,012)                      (619)
        End of period                                                      -                          -
                                                     --------------------------------------------------
    Change in net unrealized appreciation
     (depreciation) during the period                                 30,012                        619
                                                     --------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                       5,158                      1,979
                                                     --------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                 4,866    $                 1,963
                                                     ==================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                      TOUCHSTONE LARGE CAP       TOUCHSTONE LARGE CAP       TOUCHSTONE LARGE CAP
                                                              VALUE                      VALUE                      VALUE
                                                        (ANNUICHOICE(TM))          (IQ ANNUITY(TM))        (GRANDMASTER FLEX3(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                     -----------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                    38    $                   233    $                    11

EXPENSES
  Mortality and expense risk and
    administrative charges                                               214                      2,470                         64
                                                     -----------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                            (176)                    (2,237)                       (53)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                     (73)                    (3,975)                         9
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                           (1,371)                   (13,586)                         -
        End of period                                                  5,297                     38,677                      1,338
                                                     -----------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                 6,668                     52,263                      1,338
                                                     -----------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                       6,595                     48,288                      1,347
                                                     -----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                 6,419    $                46,051    $                 1,294
                                                     =============================================================================

                                                        TOUCHSTONE THIRD           TOUCHSTONE THIRD
                                                          AVENUE VALUE               AVENUE VALUE
                                                        (ANNUICHOICE(TM))          (IQ ANNUITY(TM))
                                                            DIVISION                   DIVISION
                                                     --------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                 2,053    $                 5,125

EXPENSES
  Mortality and expense risk and
    administrative charges                                             6,198                     21,627
                                                     --------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                          (4,145)                   (16,502)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                  (6,377)                   (26,739)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                          (41,620)                  (201,395)
        End of period                                                198,460                    356,239
                                                     --------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                               240,080                    557,634
                                                     --------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                     233,703                    530,895
                                                     --------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $               229,558    $               514,393
                                                     ==================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                        TOUCHSTONE THIRD
                                                          AVENUE VALUE            TOUCHSTONE BALANCED        TOUCHSTONE BALANCED
                                                     (GRANDMASTER FLEX3(TM))       (IQ ANNUITY(TM))           (ANNUICHOICE(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                     -----------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                   150    $                 1,378    $                 1,670

EXPENSES
  Mortality and expense risk and
    administrative charges                                             1,175                      3,101                      1,248
                                                     -----------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                          (1,025)                    (1,723)                       422

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                   6,349                     (5,503)                    18,825
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                              (76)                   (19,389)                        48
        End of period                                                 26,816                     25,949                     11,006
                                                     -----------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                26,892                     45,338                     10,958
                                                     -----------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                      33,241                     39,835                     29,783
                                                     -----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                32,216    $                38,112    $                30,205
                                                     =============================================================================

                                                       TOUCHSTONE BALANCED       TOUCHSTONE CORE BOND
                                                     (GRANDMASTER FLEX3(TM))       (IQ ANNUITY(TM))
                                                            DIVISION                   DIVISION
                                                     --------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                   991    $                18,191

EXPENSES
  Mortality and expense risk and
    administrative charges                                               493                      7,387
                                                     --------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                             498                     10,804

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                      54                     (6,156)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                              (27)                   (16,146)
        End of period                                                  8,539                    (13,434)
                                                     --------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                 8,566                      2,712
                                                     --------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                       8,620                     (3,444)
                                                     --------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                 9,118    $                 7,360
                                                     ==================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                                                                             TOUCHSTONE EMERGING
                                                      TOUCHSTONE CORE BOND        TOUCHSTONE CORE BOND             GROWTH
                                                        (ANNUICHOICE(TM))       (GRANDMASTER FLEX3(TM))       (IQ ANNUITY(TM))
                                                            DIVISION                  DIVISION                    DIVISION
                                                     -----------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                15,141    $                12,952    $                 2,672

EXPENSES
  Mortality and expense risk and
    administrative charges                                             3,325                      3,576                      3,882
                                                     -----------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                          11,816                      9,376                     (1,210)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                  (7,866)                    (1,049)                    27,655
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                          (10,562)                    (1,513)                   (26,926)
        End of period                                                 (8,895)                    (7,337)                    47,151
                                                     -----------------------------------------------------------------------------
    Change in net unrealized appreciation
     (depreciation) during the period                                  1,667                     (5,824)                    74,077
                                                     -----------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                      (6,199)                    (6,873)                   101,732
                                                     -----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                 5,617    $                 2,503    $               100,522
                                                     =============================================================================

                                                       TOUCHSTONE EMERGING        TOUCHSTONE EMERGING
                                                             GROWTH                     GROWTH
                                                        (ANNUICHOICE(TM))       (GRANDMASTER FLEX3(TM))
                                                            DIVISION                   DIVISION
                                                     --------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                 2,260    $                   109

EXPENSES
  Mortality and expense risk and
    administrative charges                                             1,581                        102
                                                     --------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                             679                          7

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                     (39)                      (230)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                          (10,388)                         -
        End of period                                                 52,009                      2,497
                                                     --------------------------------------------------
    Change in net unrealized appreciation
     (depreciation) during the period                                 62,397                      2,497
                                                     --------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                      62,358                      2,267
                                                     --------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                63,037    $                 2,274
                                                     ==================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                       TOUCHSTONE ENHANCED        TOUCHSTONE ENHANCED        TOUCHSTONE ENHANCED
                                                           DIVIDEND 30                DIVIDEND 30                DIVIDEND 30
                                                        (IQ ANNUITY(TM))           (ANNUICHOICE(TM))       (GRANDMASTER FLEX3(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                     -----------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                   330    $                   639    $                    75

EXPENSES
  Mortality and expense risk and
    administrative charges                                               247                        449                         34
                                                     -----------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                                              83                        190                         41

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                  (1,540)                       111                          2
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                           (1,328)                      (338)                         -
        End of period                                                  3,990                     13,102                        691
                                                     -----------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                 5,318                     13,440                        691
                                                     -----------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                       3,778                     13,551                        693
                                                     -----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                 3,861    $                13,741    $                   734
                                                     =============================================================================

                                                      TOUCHSTONE LARGE CAP
                                                             GROWTH               TOUCHSTONE GROWTH &
                                                        (IQ ANNUITY(TM))                INCOME
                                                            DIVISION               (IQ ANNUITY(TM))
                                                          -APRIL 28**-                 DIVISION
                                                     --------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                     -    $                 7,994

EXPENSES
  Mortality and expense risk and
    administrative charges                                                26                      2,247
                                                     --------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                             (26)                     5,747

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                   1,913                     (2,344)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                           (2,141)                    (3,926)
        End of period                                                      -                     31,333
                                                     --------------------------------------------------
    Change in net unrealized appreciation
     (depreciation) during the period                                  2,141                     35,259
                                                     --------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                       4,054                     32,915
                                                     --------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                 4,028    $                38,662
                                                     ==================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                                                                                 TOUCHSTONE
                                                       TOUCHSTONE GROWTH &        TOUCHSTONE GROWTH &           GROWTH/VALUE
                                                             INCOME                     INCOME                (IQ ANNUITY(TM))
                                                        (ANNUICHOICE(TM))       (GRANDMASTER FLEX3(TM))           DIVISION
                                                            DIVISION                   DIVISION                 -APRIL 28**-
                                                     -----------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                 2,260    $                 4,815    $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                               209                        218                         94
                                                     -----------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                           2,051                      4,597                        (94)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                  (1,364)                        22                       (636)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                           (1,604)                       (68)                    (2,124)
        End of period                                                  4,976                      2,138                          -
                                                     -----------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                 6,580                      2,206                      2,124
                                                     -----------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                       5,216                      2,228                      1,488
                                                     -----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                 7,267    $                 6,825    $                 1,394
                                                     =============================================================================

                                                           TOUCHSTONE
                                                          GROWTH/VALUE
                                                        (ANNUICHOICE(TM))       TOUCHSTONE HIGH YIELD
                                                            DIVISION              (IQ ANNUITY(TM))
                                                          -APRIL 28**-                DIVISION
                                                     --------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                     -    $                36,423

EXPENSES
  Mortality and expense risk and
    administrative charges                                                13                      5,854
                                                     --------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                             (13)                    30,569

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                    (779)                    61,364
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                           (1,074)                    (7,868)
        End of period                                                      -                    (21,638)
                                                     --------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                 1,074                    (13,770)
                                                     --------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                         295                     47,594
                                                     --------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                   282    $                78,163
                                                     ==================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                                                                                TOUCHSTONE
                                                                                                            INTERNATIONAL EQUITY
                                                      TOUCHSTONE HIGH YIELD     TOUCHSTONE HIGH YIELD         (IQ ANNUITY(TM))
                                                        (ANNUICHOICE(TM))       (GRANDMASTER FLEX3(TM))           DIVISION
                                                            DIVISION                   DIVISION                  -JULY 25**-
                                                     -----------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                22,778    $                28,292    $                 1,056

EXPENSES
  Mortality and expense risk and
    administrative charges                                             1,748                      2,733                        443
                                                     -----------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                          21,030                     25,559                        613

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                   7,246                       (253)                       490
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                           (1,136)                    (6,194)                    (7,886)
        End of period                                                 (1,456)                       (31)                         -
                                                     -----------------------------------------------------------------------------
    Change in net unrealized appreciation
     (depreciation) during the period                                   (320)                     6,163                      7,886
                                                     -----------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                       6,926                      5,910                      8,376
                                                     -----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                27,956    $                31,469    $                 8,989
                                                     =============================================================================

                                                        TOUCHSTONE MONEY           TOUCHSTONE MONEY
                                                             MARKET                     MARKET
                                                        (IQ ANNUITY(TM))           (ANNUICHOICE(TM))
                                                            DIVISION                   DIVISION
                                                     --------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                 1,118    $                 4,333

EXPENSES
  Mortality and expense risk and
    administrative charges                                             1,650                      4,382
                                                     --------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                            (532)                       (49)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                       -                          -
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                3                          -
        End of period                                                      3                          -
                                                     --------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                     -                          -
                                                     --------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                           -                          -
                                                     --------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                  (532)   $                   (49)
                                                     ==================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                                                TOUCHSTONE SMALL CAP      TOUCHSTONE SMALL CAP
                                                        TOUCHSTONE MONEY                VALUE                     VALUE
                                                             MARKET               (IQ ANNUITY(TM))          (ANNUICHOICE(TM))
                                                     (GRANDMASTER FLEX3(TM))          DIVISION                  DIVISION
                                                            DIVISION                -APRIL 28**-              -APRIL 28**-
                                                     ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                   449   $                     -   $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                               723                       206                        41
                                                     ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                            (274)                     (206)                      (41)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                       -                     2,369                    (1,981)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                -                     2,462                    (2,004)
        End of period                                                      -                         -                         -
                                                     ---------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                     -                    (2,462)                    2,004
                                                     ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                           -                       (93)                       23
                                                     ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                  (274)  $                  (299)  $                   (18)
                                                     ===========================================================================

                                                      TOUCHSTONE SMALL CAP
                                                              VALUE
                                                     (GRANDMASTER FLEX3(TM))    TOUCHSTONE VALUE PLUS
                                                            DIVISION              (IQ ANNUITY(TM))
                                                          -APRIL 28**-                DIVISION
                                                     -------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                     -   $                 1,476

EXPENSES
  Mortality and expense risk and
    administrative charges                                                 1                     2,159
                                                     -------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                              (1)                     (683)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                      75                    (2,852)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                -                    (3,061)
        End of period                                                      -                    46,364
                                                     -------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                     -                    49,425
                                                     -------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                          75                    46,573
                                                     -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                    74   $                45,890
                                                     =================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                                                                            TOUCHSTONE MONEY
                                                                                                                 MARKET
                                                      TOUCHSTONE VALUE PLUS     TOUCHSTONE VALUE PLUS       (GRANDMASTER(TM))
                                                        (ANNUICHOICE(TM))      (GRANDMASTER FLEX3(TM))          DIVISION
                                                            DIVISION                  DIVISION                  -MAY 1*-
                                                     ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                 1,245   $                   709   $                81,898

EXPENSES
  Mortality and expense risk and
    administrative charges                                             1,207                       658                   127,255
                                                     ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                              38                        51                   (45,357)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                    (315)                      123                         -
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                           (1,085)                        -                         -
        End of period                                                 38,231                    14,959                         -
                                                     ---------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                39,316                    14,959                         -
                                                     ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                      39,001                    15,082                         -
                                                     ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                39,039   $                15,133   $               (45,357)
                                                     ===========================================================================

                                                                                  TOUCHSTONE BARON
                                                       TOUCHSTONE BALANCED            SMALL CAP
                                                       (PINNACLEPLUS(TM))        (PINNACLEPLUS(TM))
                                                            DIVISION                  DIVISION
                                                           -JULY 15*-                -JULY 15*-
                                                     -------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                   127   $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                                37                        45
                                                     -------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                              90                       (45)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                       5                         1
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                -                         -
        End of period                                                    865                       410
                                                     -------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                   865                       410
                                                     -------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                         870                       411
                                                     -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                   960   $                   366
                                                     =================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                                                 TOUCHSTONE EMERGING       TOUCHSTONE GROWTH &
                                                      TOUCHSTONE CORE BOND             GROWTH                    INCOME
                                                       (PINNACLEPLUS(TM))        (PINNACLEPLUS(TM))        (PINNACLEPLUS(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                           -JULY 15*-                -JULY 15*-                -JULY 15*-
                                                     ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                   669   $                    32   $                   562

EXPENSES
  Mortality and expense risk and
    administrative charges                                                81                        48                        25
                                                     ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                             588                       (16)                      537

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                       3                         8                         3
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                -                         -                         -
        End of period                                                   (450)                    1,527                       471
                                                     ---------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                  (450)                    1,527                       471
                                                     ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                        (447)                    1,535                       474
                                                     ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                   141   $                 1,519   $                 1,011
                                                     ===========================================================================

                                                                                TOUCHSTONE LARGE CAP
                                                      TOUCHSTONE HIGH YIELD            GROWTH
                                                       (PINNACLEPLUS(TM))        (PINNACLEPLUS(TM))
                                                            DIVISION                  DIVISION
                                                           -JULY 15*-                -JULY 15*-
                                                     -------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                 2,043   $                    19

EXPENSES
  Mortality and expense risk and
    administrative charges                                               123                       109
                                                     -------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                           1,920                       (90)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                      34                        26
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                -                         -
        End of period                                                   (563)                    2,096
                                                     -------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                  (563)                    2,096
                                                     -------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                        (529)                    2,122
                                                     -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                 1,391   $                 2,032
                                                     =================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                        TOUCHSTONE THIRD
                                                          AVENUE VALUE          TOUCHSTONE VALUE PLUS
                                                       (PINNACLEPLUS(TM))        (PINNACLEPLUS(TM))             JPM BOND
                                                            DIVISION                  DIVISION           (GRANDMASTER FLEX3(TM))
                                                           -JULY 15*-                -JULY 15*-                 DIVISION
                                                     ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                     -   $                   167   $                14,188

EXPENSES
  Mortality and expense risk and
    administrative charges                                                11                        15                     5,403
                                                     ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                             (11)                      152                     8,785

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                       -                         3                    (6,469)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                -                         -                     2,404
        End of period                                                    313                       478                     5,141
                                                     ---------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                   313                       478                     2,737
                                                     ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                         313                       481                    (3,732)
                                                     ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                   302   $                   633   $                 5,053
                                                     ===========================================================================

                                                            JPM BOND                  JPM BOND
                                                            (IQ3(TM))             (ANNUICHOICE(TM))
                                                            DIVISION                  DIVISION
                                                     -------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                 4,076   $                34,637

EXPENSES
  Mortality and expense risk and
    administrative charges                                             2,419                     6,675
                                                     -------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                           1,657                    27,962

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                  (1,712)                    3,180
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                              695                     9,079
        End of period                                                  2,044                    (6,609)
                                                     -------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                 1,349                   (15,688)
                                                     -------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                        (363)                  (12,508)
                                                     -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                 1,294   $                15,454
                                                     =================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                        JPM INTERNATIONAL         JPM INTERNATIONAL         JPM INTERNATIONAL
                                                          OPPORTUNITIES             OPPORTUNITIES             OPPORTUNITIES
                                                     (GRANDMASTER FLEX3(TM))          (IQ3(TM))             (ANNUICHOICE(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                     ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                   360   $                 1,069   $                    19

EXPENSES
  Mortality and expense risk and
    administrative charges                                               677                     1,482                       104
                                                     ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                            (317)                     (413)                      (85)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                      47                    22,854                       125
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                              111                       336                        22
        End of period                                                 12,817                    11,304                     5,956
                                                     ---------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                12,706                    10,968                     5,934
                                                     ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                      12,753                    33,822                     6,059
                                                     ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                12,436   $                33,409   $                 5,974
                                                     ===========================================================================

                                                        JPM MID CAP VALUE         JPM MID CAP VALUE
                                                     (GRANDMASTER FLEX3(TM))          (IQ3(TM))
                                                            DIVISION                  DIVISION
                                                     -------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                   147   $                    42

EXPENSES
  Mortality and expense risk and
    administrative charges                                               685                       251
                                                     -------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                            (538)                     (209)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                      88                       149
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                             (111)                      425
        End of period                                                 12,486                     4,686
                                                     -------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                12,597                     4,261
                                                     -------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                      12,685                     4,410
                                                     -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                12,147   $                 4,201
                                                     =================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                                                     VAN KAMPEN                VAN KAMPEN
                                                                                     BANDWIDTH &               BANDWIDTH &
                                                                                 TELECOMMUNICATIONS        TELECOMMUNICATIONS
                                                        JPM MID CAP VALUE         (ANNUICHOICE(TM))         (IQ ANNUITY(TM))
                                                        (ANNUICHOICE(TM))             DIVISION                  DIVISION
                                                            DIVISION                -APRIL 30**-              -APRIL 30**-
                                                     ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                     8   $                     -   $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                                42                        31                       115
                                                     ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                             (34)                      (31)                     (115)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                      84                    (6,094)                  (13,020)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                               16                    (6,645)                  (14,343)
        End of period                                                  1,195                         -                         -
                                                     ---------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                 1,179                     6,645                    14,343
                                                     ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                       1,263                       551                     1,323
                                                     ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                 1,229   $                   520   $                 1,208
                                                     ===========================================================================

                                                           VAN KAMPEN                VAN KAMPEN
                                                         BIOTECHNOLOGY &           BIOTECHNOLOGY &
                                                         PHARMACEUTICAL            PHARMACEUTICAL
                                                        (ANNUICHOICE(TM))         (IQ ANNUITY(TM))
                                                            DIVISION                  DIVISION
                                                          -APRIL 30**-              -APRIL 30**-
                                                     -------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                     -   $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                               168                       474
                                                     -------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                            (168)                     (474)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                   5,104                    (7,472)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                           (2,733)                  (13,957)
        End of period                                                      -                         -
                                                     -------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                 2,733                    13,957
                                                     -------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                       7,837                     6,485
                                                     -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                 7,669   $                 6,011
                                                     =================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                           VAN KAMPEN
                                                         BIOTECHNOLOGY &           VAN KAMPEN UIF            VAN KAMPEN UIF
                                                         PHARMACEUTICAL           EMERGING MARKETS          EMERGING MARKETS
                                                     (GRANDMASTER FLEX3(TM))            DEBT                      DEBT
                                                            DIVISION           (GRANDMASTER FLEX3(TM))          (IQ3(TM))
                                                          -APRIL 30**-                DIVISION                  DIVISION
                                                     ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                     -   $                     -   $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                                15                        72                       645
                                                     ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                             (15)                      (72)                     (645)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                     285                         7                     2,746
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                             (128)                     (278)                      181
        End of period                                                      -                       833                     5,580
                                                     ---------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                   128                     1,111                     5,399
                                                     ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                         413                     1,118                     8,145
                                                     ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                   398   $                 1,046   $                 7,500
                                                     ===========================================================================

                                                         VAN KAMPEN UIF          VAN KAMPEN MS HIGH
                                                        EMERGING MARKETS            TECH 35 INDEX
                                                              DEBT             (GRANDMASTER FLEX3(TM))
                                                        (ANNUICHOICE(TM))             DIVISION
                                                            DIVISION                -APRIL 30**-
                                                     -------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                     -   $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                                79                        12
                                                     -------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                             (79)                      (12)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                      (3)                       31
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                -                      (190)
        End of period                                                  1,027                         -
                                                     -------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                 1,027                       190
                                                     -------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                       1,024                       221
                                                     -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                   945   $                   209
                                                     =================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                       VAN KAMPEN MS HIGH-       VAN KAMPEN MS HIGH-       VAN KAMPEN MS U.S.
                                                          TECH 35 INDEX             TECH 35 INDEX             MULTINATIONAL
                                                        (ANNUICHOICE(TM))         (IQ ANNUITY(TM))          (ANNUICHOICE(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                          -APRIL 30**-              -APRIL 30**-              -APRIL 30**-
                                                     ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                     -   $                     -   $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                                 1                       111                        47
                                                     ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                              (1)                     (111)                      (47)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                      82                       897                     1,001
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                -                    (1,245)                      110
        End of period                                                      -                         -                         -
                                                     ---------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                     -                     1,245                      (110)
                                                     ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                          82                     2,142                       891
                                                     ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                    81   $                 2,031   $                   844
                                                     ===========================================================================

                                                       VAN KAMPEN MS U.S.
                                                          MULTINATIONAL         VAN KAMPEN U.S. REAL
                                                        (IQ ANNUITY(TM))               ESTATE
                                                            DIVISION           (GRANDMASTER FLEX3(TM))
                                                          -APRIL 30**-                DIVISION
                                                     -------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                     -   $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                               136                       295
                                                     -------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                            (136)                     (295)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                  (6,685)                      210
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                           (7,939)                      (81)
        End of period                                                      -                     5,711
                                                     -------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                 7,939                     5,792
                                                     -------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                       1,254                     6,002
                                                     -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                 1,118   $                 5,707
                                                     =================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                      VAN KAMPEN U.S. REAL      VAN KAMPEN U.S. REAL
                                                             ESTATE                    ESTATE
                                                            (IQ3(TM))             (ANNUICHOICE(TM))
                                                            DIVISION                  DIVISION
                                                     -------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                     -   $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                             1,231                     1,372
                                                     -------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                          (1,231)                   (1,372)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                  15,531                    (2,062)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                           (6,938)                   (1,508)
        End of period                                                  5,428                    44,723
                                                     -------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                12,366                    46,231
                                                     -------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                      27,897                    44,169
                                                     -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                26,666   $                42,797
                                                     =================================================

                                                         VAN KAMPEN LIT            VAN KAMPEN LIT
                                                            COMSTOCK               EMERGING GROWTH
                                                     (GRANDMASTER FLEX3(TM))   (GRANDMASTER FLEX3(TM))
                                                            DIVISION                  DIVISION
                                                          -JANUARY 6*-              -JANUARY 6*-
                                                     -------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                     -   $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                                51                         1
                                                     -------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                             (51)                       (1)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                       5                         -
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                -                         -
        End of period                                                  1,128                        42
                                                     -------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                 1,128                        42
                                                     -------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                       1,133                        42
                                                     -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                 1,082   $                    41
                                                     =================================================

                                                          INITIAL CLASS
                                                     -----------------------
                                                        VIP MONEY MARKET
                                                        (GRANDMASTER(TM))
                                                            DIVISION
                                                           -JULY 25**-
                                                     -----------------------
INVESTMENT INCOME
  Reinvested dividends                               $               123,499

EXPENSES
  Mortality and expense risk and
    administrative charges                                           159,578
                                                     -----------------------
NET INVESTMENT INCOME (LOSS)                                         (36,079)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                       -
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                           11,413
        End of period                                                      -
                                                     -----------------------
    Change in net unrealized appreciation
      (depreciation) during the period                               (11,413)
                                                     -----------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                     (11,413)
                                                     -----------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $               (47,492)
                                                     =======================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                                                    INITIAL CLASS
                                                     ---------------------------------------------------------------------------
                                                         VIP HIGH INCOME          VIP EQUITY-INCOME            VIP GROWTH
                                                        (GRANDMASTER(TM))         (GRANDMASTER(TM))         (GRANDMASTER(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                     ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $               810,552   $               524,723   $                60,256

EXPENSES
  Mortality and expense risk and
    administrative charges                                           146,067                   374,682                   291,070
                                                     ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                         664,485                   150,041                  (230,814)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                (105,292)               (1,904,891)               (3,453,292)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                          (82,774)               (7,441,560)              (16,991,335)
        End of period                                              1,775,530                 1,345,209                (7,485,595)
                                                     ---------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                             1,858,304                 8,786,769                 9,505,740
                                                     ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                   1,753,012                 6,881,878                 6,052,448
                                                     ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $             2,417,497   $             7,031,919   $             5,821,634
                                                     ===========================================================================

                                                                       INITIAL CLASS
                                                     -------------------------------------------------
                                                                                 VIP II INVESTMENT
                                                          VIP OVERSEAS               GRADE BOND
                                                        (GRANDMASTER(TM))         (GRANDMASTER(TM))
                                                            DIVISION                  DIVISION
                                                     -------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                45,456   $               572,726

EXPENSES
  Mortality and expense risk and
    administrative charges                                            70,983                   135,037
                                                     -------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                         (25,527)                  437,689

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                (115,713)                  201,360
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                       (1,173,836)                  538,918
        End of period                                                840,970                   265,471
                                                     -------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                             2,014,806                  (273,447)
                                                     -------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                   1,899,093                   (72,087)
                                                     -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $             1,873,566   $               365,602
                                                     =================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                                                    INITIAL CLASS
                                                     ---------------------------------------------------------------------------
                                                                                                          VIP II ASSET MANAGER:
                                                      VIP II ASSET MANAGER        VIP II INDEX 500               GROWTH
                                                        (GRANDMASTER(TM))         (GRANDMASTER(TM))         (GRANDMASTER(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                     ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $               411,736   $               441,683   $                97,613

EXPENSES
  Mortality and expense risk and
    administrative charges                                           150,009                   258,391                    41,286
                                                     ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                         261,727                   183,292                    56,327

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                (480,056)               (3,834,605)                 (409,081)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                       (3,080,945)               (4,255,130)               (1,426,015)
        End of period                                             (1,174,831)                3,207,578                  (478,063)
                                                     ---------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                             1,906,114                 7,462,708                   947,952
                                                     ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                   1,426,058                 3,628,103                   538,871
                                                     ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $             1,687,785   $             3,811,395   $               595,198
                                                     ===========================================================================

                                                                       INITIAL CLASS
                                                     -------------------------------------------------
                                                                                   VIP III GROWTH
                                                        VIP II CONTRAFUND           OPPORTUNITIES
                                                        (GRANDMASTER(TM))         (GRANDMASTER(TM))
                                                            DIVISION                  DIVISION
                                                     -------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $               141,753   $                19,383

EXPENSES
  Mortality and expense risk and
    administrative charges                                           347,106                    32,015
                                                     -------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                        (205,353)                  (12,632)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                              (1,823,461)                 (145,966)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                       (3,962,670)                 (571,237)
        End of period                                              3,891,087                   170,442
                                                     -------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                             7,853,757                   741,679
                                                     -------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                   6,030,296                   595,713
                                                     -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $             5,824,943   $               583,081
                                                     =================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                                        INITIAL CLASS
                                                     -------------------------------------------------

                                                                                  VIP III GROWTH &
                                                        VIP III BALANCED               INCOME
                                                        (GRANDMASTER(TM))         (GRANDMASTER(TM))
                                                            DIVISION                  DIVISION
                                                     -------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $               119,078   $                83,533

EXPENSES
  Mortality and expense risk and
    administrative charges                                            53,510                    95,896
                                                     -------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                          65,568                   (12,363)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                (185,252)                 (556,772)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                         (544,453)               (1,194,192)
        End of period                                                171,319                   747,882
                                                     -------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                               715,772                 1,942,074
                                                     -------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                     530,520                 1,385,302
                                                     -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $               596,088   $             1,372,939
                                                     =================================================

                                                                                    SERVICE CLASS
                                                     ---------------------------------------------------------------------------
                                                        TOUCHSTONE MONEY          TOUCHSTONE MONEY          TOUCHSTONE MONEY
                                                             MARKET                    MARKET                    MARKET
                                                       (PINNACLEPLUS(TM))      (GRANDMASTER FLEX3(TM))      (IQ ANNUITY(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                           -JULY 15*-                -JULY 14*-                -JULY 14*-
                                                     ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                   186   $                   505   $                 9,630

EXPENSES
  Mortality and expense risk and
    administrative charges                                               425                     1,175                    22,279
                                                     ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                            (239)                     (670)                  (12,649)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                       -                         -                         -
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                -                         -                         -
        End of period                                                      1                         -                         -
                                                     ---------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                     1                         -                         -
                                                     ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                           1                         -                         -
                                                     ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                  (238)  $                  (670)  $               (12,649)
                                                     ===========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                                                    SERVICE CLASS
                                                     ---------------------------------------------------------------------------
                                                        TOUCHSTONE MONEY
                                                             MARKET                                           MFS EMERGING
                                                        (ANNUICHOICE(TM))          VIP III MID CAP               GROWTH
                                                            DIVISION              (GRANDMASTER(TM))         (IQ ANNUITY(TM))
                                                           -JULY 14*-                 DIVISION                  DIVISION
                                                     ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                 8,845   $                15,223   $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                            14,037                    56,817                     8,356
                                                     ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                          (5,192)                  (41,594)                   (8,356)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                       -                  (160,021)                   13,513
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                -                  (877,968)                  (30,383)
        End of period                                                      -                   564,226                   108,431
                                                     ---------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                     -                 1,442,194                   138,814
                                                     ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                           -                 1,282,173                   152,327
                                                     ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                (5,192)  $             1,240,579   $               143,971
                                                     ===========================================================================

                                                                       SERVICE CLASS
                                                     -------------------------------------------------
                                                          MFS EMERGING              MFS EMERGING
                                                             GROWTH                    GROWTH
                                                        (ANNUICHOICE(TM))         (GRANDMASTER(TM))
                                                            DIVISION                  DIVISION
                                                     -------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                     -   $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                                 5                       241
                                                     -------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                              (5)                     (241)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                       2                      (439)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                -                      (297)
        End of period                                                     98                     3,708
                                                     -------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                    98                     4,005
                                                     -------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                         100                     3,566
                                                     -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                    95   $                 3,325
                                                     =================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                                                    SERVICE CLASS
                                                     ---------------------------------------------------------------------------
                                                          MFS EMERGING          MFS INVESTORS GROWTH      MFS INVESTORS GROWTH
                                                             GROWTH                     STOCK                     STOCK
                                                     (GRANDMASTER FLEX3(TM))      (IQ ANNUITY(TM))          (ANNUICHOICE(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                     ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                     -   $                     -   $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                               254                       617                       219
                                                     ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                            (254)                     (617)                     (219)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                    (187)                   (1,122)                    1,430
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                -                    (1,343)                     (541)
        End of period                                                  4,235                     4,651                     2,220
                                                     ---------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                 4,235                     5,994                     2,761
                                                     ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                       4,048                     4,872                     4,191
                                                     ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                 3,794   $                 4,255   $                 3,972
                                                     ===========================================================================

                                                                       SERVICE CLASS
                                                     -------------------------------------------------
                                                      MFS INVESTORS GROWTH      MFS INVESTORS GROWTH
                                                              STOCK                     STOCK
                                                        (GRANDMASTER(TM))      (GRANDMASTER FLEX3(TM))
                                                            DIVISION                  DIVISION
                                                     -------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                     -   $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                               193                       431
                                                     -------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                            (193)                     (431)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                     (64)                       38
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                           (2,395)                     (204)
        End of period                                                    616                     5,841
                                                     -------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                 3,011                     6,045
                                                     -------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                       2,947                     6,083
                                                     -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                 2,754   $                 5,652
                                                     =================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                   SERVICE CLASS
                                                     ---------------------------------------------------------------------------
                                                       MFS INVESTORS TRUST       MFS INVESTORS TRUST       MFS INVESTORS TRUST
                                                        (IQ ANNUITY(TM))          (ANNUICHOICE(TM))         (GRANDMASTER(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                     ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                   476   $                    72   $                   747

EXPENSES
  Mortality and expense risk and
    administrative charges                                             1,314                       158                     1,716
                                                     ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                            (838)                      (86)                     (969)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                 (11,560)                       (4)                    6,059
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                          (23,576)                     (134)                   (3,102)
        End of period                                                  4,727                     2,980                    15,061
                                                     ---------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                28,303                     3,114                    18,163
                                                     ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                      16,743                     3,110                    24,222
                                                     ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                15,905   $                 3,024   $                23,253
                                                     ===========================================================================

                                                                       SERVICE CLASS
                                                     -------------------------------------------------
                                                       MFS INVESTORS TRUST       MFS MID CAP GROWTH
                                                     (GRANDMASTER FLEX3(TM))      (IQ ANNUITY(TM))
                                                            DIVISION                  DIVISION
                                                     -------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                    33   $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                               235                     1,959
                                                     -------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                            (202)                   (1,959)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                      30                    24,101
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                -                     6,318
        End of period                                                  4,409                    23,760
                                                     -------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                 4,409                    17,442
                                                     -------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                       4,439                    41,543
                                                     -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                 4,237   $                39,584
                                                     =================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                   SERVICE CLASS
                                                     ---------------------------------------------------------------------------
                                                       MFS MID CAP GROWTH        MFS MID CAP GROWTH        MFS MID CAP GROWTH
                                                        (ANNUICHOICE(TM))         (GRANDMASTER(TM))      (GRANDMASTER FLEX3(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                     ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                     -   $                     -   $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                             1,053                     3,031                       442
                                                     ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                          (1,053)                   (3,031)                     (442)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                  (7,051)                    3,251                        82
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                          (11,285)                      572                      (133)
        End of period                                                 21,326                    25,406                     9,394
                                                     ---------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                32,611                    24,834                     9,527
                                                     ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                      25,560                    28,085                     9,609
                                                     ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                24,507   $                25,054   $                 9,167
                                                     ===========================================================================

                                                                       SERVICE CLASS
                                                     -------------------------------------------------
                                                        MFS NEW DISCOVERY         MFS NEW DISCOVERY
                                                        (IQ ANNUITY(TM))          (ANNUICHOICE(TM))
                                                            DIVISION                  DIVISION
                                                     -------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                     -   $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                             1,894                     1,286
                                                     -------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                          (1,894)                   (1,286)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                     278                      (459)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                           (4,905)                  (25,967)
        End of period                                                 32,805                    12,144
                                                     -------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                37,710                    38,111
                                                     -------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                      37,988                    37,652
                                                     -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                36,094   $                36,366
                                                     =================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                   SERVICE CLASS
                                                     ---------------------------------------------------------------------------
                                                                                     MFS CAPITAL               MFS CAPITAL
                                                        MFS NEW DISCOVERY           OPPORTUNITIES             OPPORTUNITIES
                                                        (GRANDMASTER(TM))         (IQ ANNUITY(TM))          (ANNUICHOICE(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                     ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                     -   $                     -   $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                             4,181                     2,230                       704
                                                     ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                          (4,181)                   (2,230)                     (704)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                  (6,402)                  (19,358)                     (536)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                          (22,060)                  (24,665)                  (15,233)
        End of period                                                 69,034                    31,839                     2,759
                                                     ---------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                91,094                    56,504                    17,992
                                                     ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                      84,692                    37,146                    17,456
                                                     ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                80,511   $                34,916   $                16,752
                                                     ===========================================================================

                                                                       SERVICE CLASS
                                                     -------------------------------------------------
                                                           MFS CAPITAL
                                                          OPPORTUNITIES           MFS TOTAL RETURN
                                                        (GRANDMASTER(TM))         (IQ ANNUITY(TM))
                                                            DIVISION                  DIVISION
                                                     -------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                     -   $                18,300

EXPENSES
  Mortality and expense risk and
    administrative charges                                               662                    15,744
                                                     -------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                            (662)                    2,556

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                    (785)                  (10,709)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                           (8,010)                  (42,447)
        End of period                                                  5,670                   121,904
                                                     -------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                13,680                   164,351
                                                     -------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                      12,895                   153,642
                                                     -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                12,233   $               156,198
                                                     =================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                   SERVICE CLASS
                                                     ---------------------------------------------------------------------------
                                                        MFS TOTAL RETURN          MFS TOTAL RETURN          MFS TOTAL RETURN
                                                        (ANNUICHOICE(TM))         (GRANDMASTER(TM))      (GRANDMASTER FLEX3(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                     ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                 8,480   $                25,664   $                   282

EXPENSES
  Mortality and expense risk and
    administrative charges                                             5,944                    22,906                       745
                                                     ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                           2,536                     2,758                      (463)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                  (4,243)                    1,267                      (402)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                           (6,272)                   (7,430)                      (53)
        End of period                                                 87,121                   213,291                     9,361
                                                     ---------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                93,393                   220,721                     9,414
                                                     ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                      89,150                   221,988                     9,012
                                                     ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                91,686   $               224,746   $                 8,549
                                                     ===========================================================================

                                                                       SERVICE CLASS
                                                     -------------------------------------------------
                                                          MFS RESEARCH              MFS RESEARCH
                                                        (ANNUICHOICE(TM))         (GRANDMASTER(TM))
                                                            DIVISION                  DIVISION
                                                     -------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                   193   $                    61

EXPENSES
  Mortality and expense risk and
    administrative charges                                               471                       194
                                                     -------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                            (278)                     (133)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                    (123)                      277
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                           (4,216)                     (200)
        End of period                                                  6,250                     2,605
                                                     -------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                10,466                     2,805
                                                     -------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                      10,343                     3,082
                                                     -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                10,065   $                 2,949
                                                     =================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                   SERVICE CLASS
                                                     ---------------------------------------------------------------------------
                                                                                                              JANUS ASPEN
                                                                                 JANUS ASPEN GROWTH         WORLDWIDE GROWTH
                                                          MFS RESEARCH           (PINNACLEPLUS(TM))        (PINNACLEPLUS(TM))
                                                            (IQ3(TM))                 DIVISION                  DIVISION
                                                            DIVISION                 -JULY 15*-                -JULY 15*-
                                                     ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                     -   $                     -   $                     7

EXPENSES
  Mortality and expense risk and
    administrative charges                                                 4                         1                         7
                                                     ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                              (4)                       (1)                        -

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                       1                         -                         -
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                -                         -                         -
        End of period                                                     59                       108                       199
                                                     ---------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                    59                       108                       199
                                                     ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                          60                       108                       199
                                                     ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                    56   $                   107   $                   199
                                                     ===========================================================================

                                                                       SERVICE CLASS
                                                     -------------------------------------------------
                                                          MFS CAPITAL              MFS EMERGING
                                                         OPPORTUNITIES                GROWTH
                                                       (PINNACLEPLUS(TM))        (PINNACLEPLUS(TM))
                                                            DIVISION                  DIVISION
                                                           -JULY 15*-                -JULY 15*-
                                                     -------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                     -   $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                                 1                         6
                                                     -------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                              (1)                       (6)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                       -                         -
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                -                         -
        End of period                                                     19                        62
                                                     -------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                    19                        62
                                                     -------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                          19                        62
                                                     -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                    18   $                    56
                                                     =================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                   SERVICE CLASS
                                                     ---------------------------------------------------------------------------
                                                      MFS INVESTORS GROWTH
                                                          STOCK SERIES           MFS INVESTORS TRUST        MFS NEW DISCOVERY
                                                       (PINNACLEPLUS(TM))        (PINNACLEPLUS(TM))        (PINNACLEPLUS(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                           -JULY 15*-                -JULY 15*-                -JULY 15*-
                                                     ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                     -   $                     -   $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                                72                        42                         7
                                                     ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                             (72)                      (42)                       (7)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                       1                         2                         -
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                -                         -                         -
        End of period                                                  1,240                     1,379                        21
                                                     ---------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                 1,240                     1,379                        21
                                                     ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                       1,241                     1,381                        21
                                                     ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                 1,169   $                 1,339   $                    14
                                                     ===========================================================================

                                                          SERVICE CLASS           SERVICE CLASS 2
                                                     -----------------------   -----------------------
                                                        MFS TOTAL RETURN          VIP MONEY MARKET
                                                       (PINNACLEPLUS(TM))         (IQ ANNUITY(TM))
                                                            DIVISION                  DIVISION
                                                           -JULY 15*-                -JULY 25**-
                                                     -----------------------   -----------------------
INVESTMENT INCOME
  Reinvested dividends                               $                     -   $                23,901

EXPENSES
  Mortality and expense risk and
    administrative charges                                               558                    43,149
                                                     -----------------------   -----------------------
NET INVESTMENT INCOME (LOSS)                                            (558)                  (19,248)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                      48                         -
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                 -                         -
        End of period                                                 10,236                         -
                                                     -----------------------   -----------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                10,236                         -
                                                     -----------------------   -----------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                      10,284                         -
                                                     -----------------------   -----------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                 9,726   $               (19,248)
                                                     =======================   =======================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                   SERVICE CLASS 2
                                                     ---------------------------------------------------------------------------
                                                        VIP MONEY MARKET          VIP MONEY MARKET
                                                        (ANNUICHOICE(TM))      (GRANDMASTER FLEX3(TM))       VIP HIGH INCOME
                                                            DIVISION                  DIVISION              (IQ ANNUITY(TM))
                                                           -JULY 25**-               -JULY 25**-                DIVISION
                                                     ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                17,240   $                    80   $                19,276

EXPENSES
  Mortality and expense risk and
    administrative charges                                            21,308                       176                     6,030
                                                     ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                          (4,068)                      (96)                   13,246

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                       -                         -                    66,508
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                -                         -                    (3,459)
        End of period                                                      -                         -                    16,658
                                                     ---------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                     -                         -                    20,117
                                                     ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                           -                         -                    86,625
                                                     ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                (4,068)  $                   (96)  $                99,871
                                                     ===========================================================================

                                                                      SERVICE CLASS 2
                                                     -------------------------------------------------
                                                         VIP HIGH INCOME          VIP EQUITY-INCOME
                                                        (ANNUICHOICE(TM))         (IQ ANNUITY(TM))
                                                            DIVISION                  DIVISION
                                                     -------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                 5,368   $                19,333

EXPENSES
  Mortality and expense risk and
    administrative charges                                             3,114                    16,540
                                                     -------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                           2,254                     2,793

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                  41,159                   (49,877)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                           (2,397)                 (210,794)
        End of period                                                 28,225                   122,840
                                                     -------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                30,622                   333,634
                                                     -------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                      71,781                   283,757
                                                     -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                74,035   $               286,550
                                                     =================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                   SERVICE CLASS 2
                                                     ---------------------------------------------------------------------------
                                                        VIP EQUITY-INCOME         VIP EQUITY-INCOME            VIP GROWTH
                                                        (ANNUICHOICE(TM))      (GRANDMASTER FLEX3(TM))      (IQ ANNUITY(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                     ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                 5,464   $                   171   $                   746

EXPENSES
  Mortality and expense risk and
    administrative charges                                             5,536                       545                    16,272
                                                     ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                             (72)                     (374)                  (15,526)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                  (5,551)                      141                   103,325
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                          (38,973)                      (10)                 (154,253)
        End of period                                                136,167                    11,882                    65,964
                                                     ---------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                               175,140                    11,892                   220,217
                                                     ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                     169,589                    12,033                   323,542
                                                     ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $               169,517   $                11,659   $               308,016
                                                     ===========================================================================

                                                                      SERVICE CLASS 2
                                                     -------------------------------------------------
                                                           VIP GROWTH                VIP GROWTH
                                                        (ANNUICHOICE(TM))      (GRANDMASTER FLEX3(TM))
                                                            DIVISION                  DIVISION
                                                     -------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                   269   $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                             3,620                       135
                                                     -------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                          (3,351)                     (135)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                  (4,670)                       89
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                          (28,301)                        -
        End of period                                                 88,806                     2,610
                                                     -------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                               117,107                     2,610
                                                     -------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                     112,437                     2,699
                                                     -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $               109,086   $                 2,564
                                                     =================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                   SERVICE CLASS 2
                                                     ---------------------------------------------------------------------------
                                                                                                          VIP INVESTMENT GRADE
                                                          VIP OVERSEAS              VIP OVERSEAS                  BOND
                                                        (IQ ANNUITY(TM))          (ANNUICHOICE(TM))         (IQ ANNUITY(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                     ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                   440   $                   405   $                58,339

EXPENSES
  Mortality and expense risk and
    administrative charges                                             1,625                     1,546                    18,127
                                                     ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                          (1,185)                   (1,141)                   40,212

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                  48,900                   (11,709)                   63,649
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                           (5,057)                  (12,021)                   89,298
        End of period                                                 10,708                    64,952                    18,997
                                                     ---------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                15,765                    76,973                   (70,301)
                                                     ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                      64,665                    65,264                    (6,652)
                                                     ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                63,480   $                64,123   $                33,560
                                                     ===========================================================================

                                                                      SERVICE CLASS 2
                                                     -------------------------------------------------
                                                      VIP INVESTMENT GRADE
                                                              BOND                VIP ASSET MANAGER
                                                        (ANNUICHOICE(TM))         (IQ ANNUITY(TM))
                                                            DIVISION                  DIVISION
                                                     -------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                32,445   $                 9,120

EXPENSES
  Mortality and expense risk and
    administrative charges                                             6,800                     4,186
                                                     -------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                          25,645                     4,934

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                   1,615                      (732)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                           20,103                   (13,022)
        End of period                                                 19,443                    26,826
                                                     -------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                  (660)                   39,848
                                                     -------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                         955                    39,116
                                                     -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                26,600   $                44,050
                                                     =================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                   SERVICE CLASS 2
                                                     ---------------------------------------------------------------------------
                                                        VIP ASSET MANAGER           VIP INDEX 500             VIP INDEX 500
                                                        (ANNUICHOICE(TM))         (IQ ANNUITY(TM))          (ANNUICHOICE(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                     ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                 4,101   $                 7,875   $                 4,294

EXPENSES
  Mortality and expense risk and
    administrative charges                                             1,506                    11,748                     6,545
                                                     ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                           2,595                    (3,873)                   (2,251)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                    (588)                   48,097                    32,884
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                           (1,653)                    2,784                   (46,451)
        End of period                                                 20,846                   164,566                    60,088
                                                     ---------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                22,499                   161,782                   106,539
                                                     ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                      21,911                   209,879                   139,423
                                                     ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                24,506   $               206,006   $               137,172
                                                     ===========================================================================

                                                                      SERVICE CLASS 2
                                                     -------------------------------------------------
                                                       VIP ASSET MANAGER:        VIP ASSET MANAGER:
                                                             GROWTH                    GROWTH
                                                        (IQ ANNUITY(TM))          (ANNUICHOICE(TM))
                                                            DIVISION                  DIVISION
                                                     -------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                 4,317   $                 2,059

EXPENSES
  Mortality and expense risk and
    administrative charges                                             2,413                     1,635
                                                     -------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                           1,904                       424

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                  (2,868)                   (1,923)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                          (24,192)                   (4,256)
        End of period                                                  8,965                    37,071
                                                     -------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                33,157                    41,327
                                                     -------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                      30,289                    39,404
                                                     -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                32,193   $                39,828
                                                     =================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                   SERVICE CLASS 2
                                                     ---------------------------------------------------------------------------
                                                          VIP BALANCED              VIP BALANCED             VIP CONTRAFUND
                                                        (IQ ANNUITY(TM))          (ANNUICHOICE(TM))         (IQ ANNUITY(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                     ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                18,151   $                 3,890   $                 3,643

EXPENSES
  Mortality and expense risk and
    administrative charges                                             9,314                     2,604                    19,790
                                                     ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                           8,837                     1,286                   (16,147)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                 (23,717)                   13,164                     2,936
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                          (38,317)                   (3,669)                  (62,940)
        End of period                                                 74,731                    20,044                   282,596
                                                     ---------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                               113,048                    23,713                   345,536
                                                     ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                      89,331                    36,877                   348,472
                                                     ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                98,168   $                38,163   $               332,325
                                                     ===========================================================================

                                                                      SERVICE CLASS 2
                                                     -------------------------------------------------
                                                         VIP CONTRAFUND            VIP CONTRAFUND
                                                        (ANNUICHOICE(TM))      (GRANDMASTER FLEX3(TM))
                                                            DIVISION                  DIVISION
                                                     -------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                   832   $                    81

EXPENSES
  Mortality and expense risk and
    administrative charges                                             4,264                     1,231
                                                     -------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                          (3,432)                   (1,150)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                   5,797                     2,267
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                           (5,564)                      (42)
        End of period                                                114,403                    22,502
                                                     -------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                               119,967                    22,544
                                                     -------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                     125,764                    24,811
                                                     -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $               122,332   $                23,661
                                                     =================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                   SERVICE CLASS 2
                                                     ---------------------------------------------------------------------------
                                                           VIP GROWTH                VIP GROWTH                VIP GROWTH
                                                          OPPORTUNITIES             OPPORTUNITIES             OPPORTUNITIES
                                                        (IQ ANNUITY(TM))          (ANNUICHOICE(TM))      (GRANDMASTER FLEX3(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                     ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                    36   $                   210   $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                               206                       544                        50
                                                     ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                            (170)                     (334)                      (50)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                     (93)                     (490)                        5
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                             (648)                   (3,513)                        -
        End of period                                                  3,090                    11,539                       962
                                                     ---------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                 3,738                    15,052                       962
                                                     ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                       3,645                    14,562                       967
                                                     ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                 3,475   $                14,228   $                   917
                                                     ===========================================================================

                                                                      SERVICE CLASS 2
                                                     -------------------------------------------------
                                                       VIP GROWTH & INCOME       VIP GROWTH & INCOME
                                                        (IQ ANNUITY(TM))          (ANNUICHOICE(TM))
                                                            DIVISION                  DIVISION
                                                     -------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                 5,964   $                   745

EXPENSES
  Mortality and expense risk and
    administrative charges                                             7,747                       978
                                                     -------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                          (1,783)                     (233)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                 (10,155)                    6,026
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                          (70,000)                   (3,512)
        End of period                                                 45,984                     8,665
                                                     -------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                               115,984                    12,177
                                                     -------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                     105,829                    18,203
                                                     -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $               104,046   $                17,970
                                                     =================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                   SERVICE CLASS 2
                                                     ---------------------------------------------------------------------------
                                                       VIP GROWTH & INCOME           VIP MID CAP               VIP MID CAP
                                                     (GRANDMASTER FLEX3(TM))      (IQ ANNUITY(TM))          (ANNUICHOICE(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                     ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                    23   $                 2,380   $                   667

EXPENSES
  Mortality and expense risk and
    administrative charges                                               146                    14,277                     3,039
                                                     ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                            (123)                  (11,897)                   (2,372)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                     128                    13,041                    (9,436)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                              (13)                  (22,676)                  (12,439)
        End of period                                                  2,060                   296,117                   108,192
                                                     ---------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                 2,073                   318,793                   120,631
                                                     ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                       2,201                   331,834                   111,195
                                                     ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                 2,078   $               319,937   $               108,823
                                                     ===========================================================================

                                                                      SERVICE CLASS 2
                                                     -------------------------------------------------
                                                                                   VIP AGGRESSIVE
                                                           VIP MID CAP                 GROWTH
                                                     (GRANDMASTER FLEX3(TM))      (IQ ANNUITY(TM))
                                                            DIVISION                  DIVISION
                                                     -------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                    16   $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                               643                       716
                                                     -------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                            (627)                     (716)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                     286                      (858)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                               16                   (13,647)
        End of period                                                 17,966                       298
                                                     -------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                17,950                    13,945
                                                     -------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                      18,236                    13,087
                                                     -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                17,609   $                12,371
                                                     =================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                   SERVICE CLASS 2
                                                     ---------------------------------------------------------------------------
                                                       VIP DYNAMIC CAPITAL       VIP DYNAMIC CAPITAL        FIDELITY BALANCED
                                                          APPRECIATION              APPRECIATION         (GRANDMASTER FLEX3(TM))
                                                        (IQ ANNUITY(TM))          (ANNUICHOICE(TM))             DIVISION
                                                            DIVISION                  DIVISION                  -MAY 1*-
                                                     ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                     -   $                     -   $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                             4,591                       286                        99
                                                     ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                          (4,591)                     (286)                      (99)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                     142                        44                         1
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                          (30,406)                   (1,678)                        -
        End of period                                                 40,452                     4,712                       815
                                                     ---------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                70,858                     6,390                       815
                                                     ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                      71,000                     6,434                       816
                                                     ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                66,409   $                 6,148   $                   717
                                                     ===========================================================================

                                                                      SERVICE CLASS 2
                                                     -------------------------------------------------
                                                                                   FRANKLIN INCOME
                                                      FIDELITY HIGH INCOME           SECURITIES
                                                     (GRANDMASTER FLEX3(TM))      (GRANDMASTER(TM))
                                                            DIVISION                  DIVISION
                                                            -MAY 1*-                -JANUARY 6*-
                                                     -------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                     -   $                32,028

EXPENSES
  Mortality and expense risk and
    administrative charges                                               607                     7,696
                                                     -------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                            (607)                   24,332

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                      55                     8,149
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                -                         -
        End of period                                                  7,460                   127,806
                                                     -------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                 7,460                   127,806
                                                     -------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                       7,515                   135,955
                                                     -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                 6,908   $               160,287
                                                     =================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                   SERVICE CLASS 2
                                                     ---------------------------------------------------------------------------
                                                        FRANKLIN GROWTH &        FRANKLIN LARGE CAP         TEMPLETON FOREIGN
                                                        INCOME SECURITIES         GROWTH SECURITIES            SECURITIES
                                                        (GRANDMASTER(TM))         (GRANDMASTER(TM))         (GRANDMASTER(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                          -JANUARY 6*-              -JANUARY 6*-              -JANUARY 6*-
                                                     ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                11,828   $                    23   $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                             4,800                       231                       128
                                                     ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                           7,028                      (208)                     (128)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                    (450)                      164                        56
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                -                         -                         -
        End of period                                                 67,650                     4,016                     3,992
                                                     ---------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                67,650                     4,016                     3,992
                                                     ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                      67,200                     4,180                     4,048
                                                     ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                74,228   $                 3,972   $                 3,920
                                                     ===========================================================================

                                                                      SERVICE CLASS 2
                                                     -------------------------------------------------
                                                         FRANKLIN MUTUAL          TEMPLETON GROWTH
                                                        SHARES SECURITIES            SECURITIES
                                                        (GRANDMASTER(TM))         (GRANDMASTER(TM))
                                                            DIVISION                  DIVISION
                                                          -JANUARY 6*-              -JANUARY 6*-
                                                     -------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                 2,935   $                   882

EXPENSES
  Mortality and expense risk and
    administrative charges                                             4,862                     1,006
                                                     -------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                          (1,927)                     (124)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                     683                       234
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                -                         -
        End of period                                                 91,990                    29,703
                                                     -------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                91,990                    29,703
                                                     -------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                      92,673                    29,937
                                                     -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                90,746   $                29,813
                                                     =================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                   SERVICE CLASS 2
                                                     ---------------------------------------------------------------------------
                                                       FIDELITY VIP ASSET        FIDELITY VIP ASSET
                                                             MANAGER               MANAGER GROWTH         FIDELITY VIP BALANCED
                                                       (PINNACLEPLUS(TM))        (PINNACLEPLUS(TM))        (PINNACLEPLUS(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                           -JULY 15*-                -JULY 15*-                -JULY 15*-
                                                     ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                     -   $                     -   $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                               175                        31                        31
                                                     ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                            (175)                      (31)                      (31)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                      13                         1                         1
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                -                         -                         -
        End of period                                                  2,162                       662                       418
                                                     ---------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                 2,162                       662                       418
                                                     ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                       2,175                       663                       419
                                                     ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                 2,000   $                   632   $                   388
                                                     ===========================================================================

                                                                      SERVICE CLASS 2
                                                     -------------------------------------------------
                                                          FIDELITY VIP
                                                           CONTRAFUND          FIDELITY EQUITY INCOME
                                                       (PINNACLEPLUS(TM))        (PINNACLEPLUS(TM))
                                                            DIVISION                  DIVISION
                                                           -JULY 15*-                -JULY 15*-
                                                     -------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                     -   $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                                84                       286
                                                     -------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                             (84)                     (286)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                       2                        19
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                -                         -
        End of period                                                  1,389                     9,540
                                                     -------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                 1,389                     9,540
                                                     -------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                       1,391                     9,559
                                                     -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                 1,307   $                 9,273
                                                     =================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                   SERVICE CLASS 2
                                                     ---------------------------------------------------------------------------
                                                       FIDELITY VIP GROWTH       FIDELITY VIP GROWTH
                                                           AND INCOME               OPPORTUNITIES          FIDELITY VIP GROWTH
                                                       (PINNACLEPLUS(TM))        (PINNACLEPLUS(TM))        (PINNACLEPLUS(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                           -JULY 15*-                -JULY 15*-                -JULY 15*-
                                                     ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                     -   $                     -   $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                               129                        36                         1
                                                     ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                            (129)                      (36)                       (1)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                       4                         1                         -
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                -                         -                         -
        End of period                                                  1,989                       607                        65
                                                     ---------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                 1,989                       607                        65
                                                     ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                       1,993                       608                        65
                                                     ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                 1,864   $                   572   $                    64
                                                     ===========================================================================

                                                                      SERVICE CLASS 2
                                                     -------------------------------------------------
                                                                                    FIDELITY VIP
                                                        FIDELITY VIP HIGH         INVESTMENT GRADE
                                                             INCOME                     BOND
                                                       (PINNACLEPLUS(TM))        (PINNACLEPLUS(TM))
                                                            DIVISION                  DIVISION
                                                           -JULY 15*-                -JULY 15*-
                                                     -------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                     -   $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                               117                        99
                                                     -------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                            (117)                      (99)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                      60                         3
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                -                         -
        End of period                                                  1,935                       318
                                                     -------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                 1,935                       318
                                                     -------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                       1,995                       321
                                                     -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                 1,878   $                   222
                                                     =================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                      SERVICE CLASS 2
                                                     -------------------------------------------------
                                                      FIDELITY VIP MID CAP      FIDELITY VIP OVERSEAS
                                                       (PINNACLEPLUS(TM))        (PINNACLEPLUS(TM))
                                                            DIVISION                  DIVISION
                                                           -JULY 15*-                -JULY 15*-
                                                     -------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                     -   $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                               228                         8
                                                     -------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                            (228)                       (8)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                      79                         -
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                -                         -
        End of period                                                  6,325                       308
                                                     -------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                 6,325                       308
                                                     -------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                       6,404                       308
                                                     -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                 6,176   $                   300
                                                     =================================================

                                                                                   SERVICE SHARES
                                                     ---------------------------------------------------------------------------
                                                       JANUS ASPEN GROWTH        JANUS ASPEN GROWTH        JANUS ASPEN GROWTH
                                                        (IQ ANNUITY(TM))          (ANNUICHOICE(TM))         (GRANDMASTER(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                     ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                     -   $                     -   $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                               814                       290                       298
                                                     ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                            (814)                     (290)                     (298)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                 (39,169)                     (298)                    1,813
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                          (45,144)                   (8,446)                      (77)
        End of period                                                    864                       (82)                    5,643
                                                     ---------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                46,008                     8,364                     5,720
                                                     ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                       6,839                     8,066                     7,533
                                                     ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                 6,025   $                 7,776   $                 7,235
                                                     ===========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                   SERVICE SHARES
                                                     ---------------------------------------------------------------------------
                                                       JANUS ASPEN MID CAP       JANUS ASPEN MID CAP       JANUS ASPEN MID CAP
                                                             GROWTH                    GROWTH                    GROWTH
                                                        (IQ ANNUITY(TM))          (ANNUICHOICE(TM))         (GRANDMASTER(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                     ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                     -   $                     -   $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                               898                        48                       493
                                                     ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                            (898)                      (48)                     (493)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                 (10,800)                        4                   (12,600)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                          (18,718)                     (698)                  (14,875)
        End of period                                                  8,233                       734                     7,851
                                                     ---------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                26,951                     1,432                    22,726
                                                     ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                      16,151                     1,436                    10,126
                                                     ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                15,253   $                 1,388   $                 9,633
                                                     ===========================================================================

                                                                      SERVICE SHARES
                                                     -------------------------------------------------
                                                                                 JANUS ASPEN CAPITAL
                                                       JANUS ASPEN MID CAP          APPRECIATION
                                                             GROWTH               (IQ ANNUITY(TM))
                                                     (GRANDMASTER FLEX3(TM))          DIVISION
                                                            DIVISION               -JANUARY 17**-
                                                     -------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                     -   $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                                66                       140
                                                     -------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                             (66)                     (140)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                       4                   (18,032)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                -                   (22,986)
        End of period                                                  1,156                         -
                                                     -------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                 1,156                    22,986
                                                     -------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                       1,160                     4,954
                                                     -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                 1,094   $                 4,814
                                                     =================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                   SERVICE SHARES
                                                     ---------------------------------------------------------------------------
                                                       JANUS ASPEN CAPITAL       JANUS ASPEN CAPITAL        JANUS ASPEN CORE
                                                          APPRECIATION              APPRECIATION                 EQUITY
                                                        (ANNUICHOICE(TM))         (GRANDMASTER(TM))         (IQ ANNUITY(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                         -JANUARY 17**-            -JANUARY 17**-            -JANUARY 17**-
                                                     ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                     -   $                     -   $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                                 5                       120                        56
                                                     ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                              (5)                     (120)                      (56)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                     196                   (22,257)                   (6,475)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                              (46)                  (26,952)                   (7,539)
        End of period                                                      -                         -                         -
                                                     ---------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                    46                    26,952                     7,539
                                                     ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                         242                     4,695                     1,064
                                                     ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                   237   $                 4,575   $                 1,008
                                                     ===========================================================================

                                                                      SERVICE SHARES
                                                     -------------------------------------------------
                                                        JANUS ASPEN CORE          JANUS ASPEN CORE
                                                             EQUITY                    EQUITY
                                                        (ANNUICHOICE(TM))         (GRANDMASTER(TM))
                                                            DIVISION                  DIVISION
                                                         -JANUARY 17**-            -JANUARY 17**-
                                                     -------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                     -   $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                                11                        28
                                                     -------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                             (11)                      (28)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                  (3,468)                   (6,364)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                           (3,774)                   (7,081)
        End of period                                                      -                         -
                                                     -------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                 3,774                     7,081
                                                     -------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                         306                       717
                                                     -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                   295   $                   689
                                                     =================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                    SERVICE SHARES
                                                     ---------------------------------------------------------------------------
                                                           JANUS ASPEN               JANUS ASPEN               JANUS ASPEN
                                                      INTERNATIONAL GROWTH      INTERNATIONAL GROWTH      INTERNATIONAL GROWTH
                                                        (IQ ANNUITY(TM))          (ANNUICHOICE(TM))         (GRANDMASTER(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                     ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                 2,240   $                   618   $                   844

EXPENSES
  Mortality and expense risk and
    administrative charges                                             1,457                       660                     1,038
                                                     ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                             783                       (42)                     (194)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                  29,712                    (4,362)                   (5,580)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                           (1,083)                  (15,211)                   (6,446)
        End of period                                                  7,208                     8,116                    28,198
                                                     ---------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                 8,291                    23,327                    34,644
                                                     ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                      38,003                    18,965                    29,064
                                                     ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                38,786   $                18,923   $                28,870
                                                     ===========================================================================

                                                                       SERVICE SHARES
                                                     -------------------------------------------------
                                                                                JANUS ASPEN STRATEGIC
                                                           JANUS ASPEN                  VALUE
                                                      INTERNATIONAL GROWTH        (IQ ANNUITY(TM))
                                                     (GRANDMASTER FLEX3(TM))          DIVISION
                                                            DIVISION               -JANUARY 17**-
                                                     -------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                     6   $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                                18                        99
                                                     -------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                             (12)                      (99)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                     134                   (37,006)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                              (26)                  (43,081)
        End of period                                                    224                         -
                                                     -------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                   250                    43,081
                                                     -------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                         384                     6,075
                                                     -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                   372   $                 5,976
                                                     =================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                   SERVICE SHARES
                                                     ---------------------------------------------------------------------------
                                                      JANUS ASPEN STRATEGIC     JANUS ASPEN STRATEGIC     JANUS ASPEN STRATEGIC
                                                              VALUE                     VALUE                     VALUE
                                                        (ANNUICHOICE(TM))         (GRANDMASTER(TM))      (GRANDMASTER FLEX3(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                         -JANUARY 17**-            -JANUARY 17**-            -JANUARY 17**-
                                                     ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                     -   $                     -   $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                                44                        93                         3
                                                     ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                             (44)                      (93)                       (3)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                 (14,452)                  (41,745)                       40
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                          (17,856)                  (47,133)                      (91)
        End of period                                                      -                         -                         -
                                                     ---------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                17,856                    47,133                        91
                                                     ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                       3,404                     5,388                       131
                                                     ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                 3,360   $                 5,295   $                   128
                                                     ===========================================================================

                                                                      SERVICE SHARES
                                                     -------------------------------------------------
                                                      JANUS ASPEN BALANCED      JANUS ASPEN BALANCED
                                                        (ANNUICHOICE(TM))         (GRANDMASTER(TM))
                                                            DIVISION                  DIVISION
                                                         -JANUARY 17**-            -JANUARY 17**-
                                                     -------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                     -   $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                                62                       199
                                                     -------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                             (62)                     (199)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                  (4,278)                   (7,843)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                           (4,831)                   (9,241)
        End of period                                                      -                         -
                                                     -------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                 4,831                     9,241
                                                     -------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                         553                     1,398
                                                     -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                   491   $                 1,199
                                                     =================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                   SERVICE SHARES
                                                     ---------------------------------------------------------------------------
                                                      JANUS ASPEN BALANCED      JANUS ASPEN BALANCED           JANUS ASPEN
                                                     (GRANDMASTER FLEX3(TM))          (IQ3(TM))             WORLDWIDE GROWTH
                                                            DIVISION                  DIVISION              (ANNUICHOICE(TM))
                                                         -JANUARY 17**-            -JANUARY 17**-               DIVISION
                                                     ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                     -   $                     -   $                   440

EXPENSES
  Mortality and expense risk and
    administrative charges                                                11                        12                       483
                                                     ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                             (11)                      (12)                      (43)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                    (184)                      (58)                   (2,080)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                             (246)                     (110)                   (5,175)
        End of period                                                      -                         -                     7,341
                                                     ---------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                   246                       110                    12,516
                                                     ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                          62                        52                    10,436
                                                     ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                    51   $                    40   $                10,393
                                                     ===========================================================================

                                                                      SERVICE SHARES
                                                     -------------------------------------------------
                                                           JANUS ASPEN               JANUS ASPEN
                                                        WORLDWIDE GROWTH          WORLDWIDE GROWTH
                                                        (IQ ANNUITY(TM))          (GRANDMASTER(TM))
                                                            DIVISION                  DIVISION
                                                     -------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                 2,353   $                   473

EXPENSES
  Mortality and expense risk and
    administrative charges                                             3,894                       766
                                                     -------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                          (1,541)                     (293)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                    (138)                   (1,980)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                          (16,715)                  (11,157)
        End of period                                                 43,887                     2,640
                                                     -------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                60,602                    13,797
                                                     -------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                      60,464                    11,817
                                                     -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                58,923   $                11,524
                                                     =================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.
** - 2002 close date for division.

                                                                                   CLASS 1B SHARES
                                                     ---------------------------------------------------------------------------
                                                       PUTNAM VT GROWTH &        PUTNAM VT GROWTH &        PUTNAM VT GROWTH &
                                                             INCOME                    INCOME                    INCOME
                                                        (ANNUICHOICE(TM))         (IQ ANNUITY(TM))          (GRANDMASTER(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                     ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                 3,224   $                11,080   $                 3,822

EXPENSES
  Mortality and expense risk and
    administrative charges                                             1,673                     9,433                     2,951
                                                     ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                           1,551                     1,647                       871

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                     550                   (42,034)                   (7,258)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                          (11,814)                  (77,230)                  (12,944)
        End of period                                                 27,942                   116,730                    38,875
                                                     ---------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                39,756                   193,960                    51,819
                                                     ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                      40,306                   151,926                    44,561
                                                     ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                41,857   $               153,573   $                45,432
                                                     ===========================================================================

                                                                      CLASS 1B SHARES
                                                     -------------------------------------------------
                                                                                  PUTNAM VT GROWTH
                                                       PUTNAM VT GROWTH &            AND INCOME
                                                             INCOME              (PINNACLEPLUS(TM))
                                                     (GRANDMASTER FLEX3(TM))          DIVISION
                                                            DIVISION                 -JULY 15*-
                                                     -------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                   105   $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                                91                        17
                                                     -------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                              14                       (17)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                       6                       326
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                              (81)                        -
        End of period                                                  1,264                        73
                                                     -------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                 1,345                        73
                                                     -------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                       1,351                       399
                                                     -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                 1,365   $                   382
                                                     =================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                   CLASS 1B SHARES
                                                     ---------------------------------------------------------------------------
                                                            PUTNAM VT                 PUTNAM VT                 PUTNAM VT
                                                      INTERNATIONAL EQUITY      INTERNATIONAL EQUITY      INTERNATIONAL EQUITY
                                                        (ANNUICHOICE(TM))         (IQ ANNUITY(TM))          (GRANDMASTER(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                     ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                 1,244   $                 1,398   $                 1,851

EXPENSES
  Mortality and expense risk and
    administrative charges                                             1,433                     2,817                     2,928
                                                     ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                            (189)                   (1,419)                   (1,077)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                  14,038                    31,598                    40,429
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                             (768)                      499                       839
        End of period                                                 22,172                    25,529                    32,739
                                                     ---------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                22,940                    25,030                    31,900
                                                     ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                      36,978                    56,628                    72,329
                                                     ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                36,789   $                55,209   $                71,252
                                                     ===========================================================================

                                                                      CLASS 1B SHARES
                                                     -------------------------------------------------
                                                            PUTNAM VT            PUTNAM VT SMALL CAP
                                                      INTERNATIONAL EQUITY              VALUE
                                                     (GRANDMASTER FLEX3(TM))      (ANNUICHOICE(TM))
                                                            DIVISION                  DIVISION
                                                     -------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                    34   $                   900

EXPENSES
  Mortality and expense risk and
    administrative charges                                               227                     2,846
                                                     -------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                            (193)                   (1,946)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                      38                     6,227
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                               (7)                  (47,318)
        End of period                                                  5,797                    65,666
                                                     -------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                 5,804                   112,984
                                                     -------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                       5,842                   119,211
                                                     -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                 5,649   $               117,265
                                                     =================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                   CLASS 1B SHARES
                                                     ---------------------------------------------------------------------------
                                                       PUTNAM VT SMALL CAP       PUTNAM VT SMALL CAP       PUTNAM VT SMALL CAP
                                                              VALUE                     VALUE                     VALUE
                                                        (IQ ANNUITY(TM))          (GRANDMASTER(TM))      (GRANDMASTER FLEX3(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                     ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                 1,324   $                 5,986   $                     9

EXPENSES
  Mortality and expense risk and
    administrative charges                                             5,691                    30,146                       164
                                                     ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                          (4,367)                  (24,160)                     (155)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                   3,786                   127,329                        40
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                          (18,770)                 (239,996)                       19
        End of period                                                140,106                   617,771                     4,591
                                                     ---------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                               158,876                   857,767                     4,572
                                                     ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                     162,662                   985,096                     4,612
                                                     ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $               158,295   $               960,936   $                 4,457
                                                     ===========================================================================

                                                                      CLASS 1B SHARES
                                                     -------------------------------------------------
                                                       PUTNAM VT SMALL CAP
                                                              VALUE              PUTNAM VT DISCOVERY
                                                       (PINNACLEPLUS(TM))              GROWTH
                                                            DIVISION              (ANNUICHOICE(TM))
                                                           -JULY 15*-                 DIVISION
                                                     -------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                     -   $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                               123                       307
                                                     -------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                            (123)                     (307)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                   1,482                      (461)
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                -                    (5,165)
        End of period                                                  2,543                     3,805
                                                     -------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                 2,543                     8,970
                                                     -------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                       4,025                     8,509
                                                     -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                 3,902   $                 8,202
                                                     =================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                   CLASS 1B SHARES
                                                     ---------------------------------------------------------------------------
                                                       PUTNAM VT DISCOVERY       PUTNAM VT DISCOVERY        PUTNAM VT VOYAGER
                                                             GROWTH                    GROWTH            (GRANDMASTER FLEX3(TM))
                                                        (IQ ANNUITY(TM))          (GRANDMASTER(TM))             DIVISION
                                                            DIVISION                  DIVISION                -JANUARY 6*-
                                                     ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                     -   $                     -   $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                             1,273                     2,176                        32
                                                     ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                          (1,273)                   (2,176)                      (32)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                  (3,214)                  (26,506)                        1
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                           (4,287)                  (47,771)                        -
        End of period                                                 23,103                    18,838                       389
                                                     ---------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                27,390                    66,609                       389
                                                     ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                      24,176                    40,103                       390
                                                     ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                22,903   $                37,927   $                   358
                                                     ===========================================================================

                                                                      CLASS 1B SHARES
                                                     -------------------------------------------------
                                                        PUTNAM VT GEORGE
                                                      PUTNAM FUND OF BOSTON       PUTNAM VT VOYAGER
                                                     (GRANDMASTER FLEX3(TM))      (GRANDMASTER(TM))
                                                            DIVISION                  DIVISION
                                                          -JANUARY 6*-              -JANUARY 6*-
                                                     -------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                     -   $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                                 4                         6
                                                     -------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                              (4)                       (6)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                       -                         1
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                -                         -
        End of period                                                     61                       106
                                                     -------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                    61                       106
                                                     -------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                          61                       107
                                                     -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                    57   $                   101
                                                     =================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                   CLASS 1B SHARES
                                                     ---------------------------------------------------------------------------
                                                                                    PUTNAM VT THE
                                                          PUTNAM VT NEW          GEORGE PUTNAM FUND
                                                          OPPORTUNITIES               OF BOSTON             PUTNAM VT VOYAGER
                                                        (GRANDMASTER(TM))         (GRANDMASTER(TM))         (IQ ANNUITY(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                          -JANUARY 6*-              -JANUARY 6*-              -JANUARY 6*-
                                                     ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                     -   $                    61   $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                               125                       244                        30
                                                     ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                            (125)                     (183)                      (30)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                      19                        28                        12
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                -                         -                         -
        End of period                                                  2,290                     2,714                       415
                                                     ---------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                 2,290                     2,714                       415
                                                     ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                       2,309                     2,742                       427
                                                     ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                 2,184   $                 2,559   $                   397
                                                     ===========================================================================

                                                                      CLASS 1B SHARES
                                                     -------------------------------------------------
                                                          PUTNAM VT NEW           PUTNAM VT GEORGE
                                                          OPPORTUNITIES         PUTNAM FUND OF BOSTON
                                                        (IQ ANNUITY(TM))          (IQ ANNUITY(TM))
                                                            DIVISION                  DIVISION
                                                          -JANUARY 6*-              -JANUARY 6*-
                                                     -------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                     -   $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                               105                        14
                                                     -------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                            (105)                      (14)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                     119                         -
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                -                         -
        End of period                                                  2,403                       146
                                                     -------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                 2,403                       146
                                                     -------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                       2,522                       146
                                                     -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                 2,417   $                   132
                                                     =================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                       CLASS 2
                                                     ---------------------------------------------------------------------------
                                                         FRANKLIN INCOME         FRANKLIN GROWTH AND       FRANKLIN LARGE CAP
                                                           SECURITIES             INCOME SECURITIES         GROWTH SECURITIES
                                                          (GRANDMASTER              (GRANDMASTER              (GRANDMASTER
                                                           FLEX3(TM))                FLEX3(TM))                FLEX3(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                          -JANUARY 6*-              -JANUARY 6*-              -JANUARY 6*-
                                                     ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                 2,384   $                     -   $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                             1,209                        80                       123
                                                     ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                           1,175                       (80)                     (123)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                    (297)                        5                         7
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                -                         -                         -
        End of period                                                 21,476                     2,557                     2,439
                                                     ---------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                21,476                     2,557                     2,439
                                                     ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                      21,179                     2,562                     2,446
                                                     ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                22,354   $                 2,482   $                 2,323
                                                     ===========================================================================

                                                                                       CLASS 2
                                                     ---------------------------------------------------------------------------
                                                        TEMPLETON FOREIGN          FRANKLIN MUTUAL
                                                           SECURITIES             SHARES SECURITIES          VAN KAMPEN LIT
                                                          (GRANDMASTER              (GRANDMASTER                COMSTOCK
                                                           FLEX3(TM))                FLEX3(TM))             (GRANDMASTER(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                          -JANUARY 6*-              -JANUARY 6*-              -JANUARY 6*-
                                                     ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                   220   $                   191   $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                               197                       322                       251
                                                     ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                              23                      (131)                     (251)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                      21                       240                       866
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                -                         -                         -
        End of period                                                  4,695                     6,097                     6,996
                                                     ---------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                 4,695                     6,097                     6,996
                                                     ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                       4,716                     6,337                     7,862
                                                     ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                 4,739   $                 6,206   $                 7,611
                                                     ===========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                                                       CLASS 2
                                                     ---------------------------------------------------------------------------
                                                                                     VAN KAMPEN                VAN KAMPEN
                                                         VAN KAMPEN LIT           EMERGING MARKETS          EMERGING MARKETS
                                                         EMERGING GROWTH               EQUITY                     DEBT
                                                        (GRANDMASTER(TM))         (GRANDMASTER(TM))         (GRANDMASTER(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                          -JANUARY 6*-              -JANUARY 6*-              -JANUARY 6*-
                                                     ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                     -   $                     -   $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                                 3                       279                       406
                                                     ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                              (3)                     (279)                     (406)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                       -                     1,326                     2,238
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                -                         -                         -
        End of period                                                    123                     4,258                     4,337
                                                     ---------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                   123                     4,258                     4,337
                                                     ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                         123                     5,584                     6,575
                                                     ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                   120   $                 5,305   $                 6,169
                                                     ===========================================================================

                                                                                       CLASS 2
                                                     ---------------------------------------------------------------------------
                                                                                                            FRANKLIN GROWTH &
                                                         VAN KAMPEN U.S.           FRANKLIN INCOME          INCOME SECURITIES
                                                           REAL ESTATE             SECURITIES FUND                FUND
                                                        (GRANDMASTER(TM))         (IQ ANNUITY(TM))          (IQ ANNUITY(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                          -JANUARY 6*-              -JANUARY 6*-              -JANUARY 6*-
                                                     ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                     -   $                 2,279   $                10,313

EXPENSES
  Mortality and expense risk and
    administrative charges                                             1,234                       938                     4,331
                                                     ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                          (1,234)                    1,341                     5,982

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                   1,252                       640                     4,038
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                -                         -                         -
        End of period                                                 28,898                    20,428                    57,745
                                                     ---------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                28,898                    20,428                    57,745
                                                     ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                      30,150                    21,068                    61,783
                                                     ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                28,916   $                22,409   $                67,765
                                                     ===========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                                                       CLASS 2
                                                     ---------------------------------------------------------------------------
                                                       FRANKLIN LARGE CAP
                                                        GROWTH SECURITIES         TEMPLETON FOREIGN          FRANKLIN MUTUAL
                                                              FUND                   SECURITIES             SHARES SECURITIES
                                                        (IQ ANNUITY(TM))          (IQ ANNUITY(TM))          (IQ ANNUITY(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                          -JANUARY 6*-              -JANUARY 6*-              -JANUARY 6*-
                                                     ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                     -   $                   129   $                   611

EXPENSES
  Mortality and expense risk and
    administrative charges                                               516                       339                       809
                                                     ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                            (516)                     (210)                     (198)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                      43                     7,549                       568
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                -                         -                         -
        End of period                                                 13,310                     4,133                    10,130
                                                     ---------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                13,310                     4,133                    10,130
                                                     ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                      13,353                    11,682                    10,698
                                                     ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                12,837   $                11,472   $                10,500
                                                     ===========================================================================

                                                                                       CLASS 2
                                                     ---------------------------------------------------------------------------
                                                                                                             VAN KAMPEN UIF
                                                        TEMPLETON GROWTH           VAN KAMPEN LIT           EMERGING MARKETS
                                                           SECURITIES              EMERGING GROWTH               EQUITY
                                                        (IQ ANNUITY(TM))          (IQ ANNUITY(TM))          (IQ ANNUITY(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                          -JANUARY 6*-              -JANUARY 6*-              -JANUARY 6*-
                                                     ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                   114   $                     -   $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                               228                        91                       894
                                                     ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                            (114)                      (91)                     (894)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                      61                         3                    37,880
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                -                         -                         -
        End of period                                                  6,426                     1,016                    17,445
                                                     ---------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                 6,426                     1,016                    17,445
                                                     ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                       6,487                     1,019                    55,325
                                                     ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                 6,373   $                   928   $                54,431
                                                     ===========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                                                       CLASS 2
                                                     ---------------------------------------------------------------------------
                                                                                                             VAN KAMPEN UIF
                                                         VAN KAMPEN LIT            VAN KAMPEN LIT           EMERGING MARKETS
                                                         COMSTOCK SHARE            EMERGING GROWTH            EQUITY SHARE
                                                        (ANNUICHOICE(TM))         (ANNUICHOICE(TM))         (ANNUICHOICE(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                          -JANUARY 6*-              -JANUARY 6*-              -JANUARY 6*-
                                                     ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                     -   $                     -   $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                               147                         1                        76
                                                     ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                            (147)                       (1)                      (76)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                      25                         -                         7
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                -                         -                         -
        End of period                                                  5,054                        53                     4,212
                                                     ---------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                 5,054                        53                     4,212
                                                     ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                       5,079                        53                     4,219
                                                     ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                 4,932   $                    52   $                 4,143
                                                     ===========================================================================

                                                                                       CLASS 2
                                                     ---------------------------------------------------------------------------
                                                                                  FRANKLIN GROWTH &        FRANKLIN LARGE CAP
                                                         FRANKLIN INCOME          INCOME SECURITIES         GROWTH SECURITIES
                                                         SECURITIES FUND                FUND                      FUND
                                                        (ANNUICHOICE(TM))         (ANNUICHOICE(TM))         (ANNUICHOICE(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                          -JANUARY 6*-              -JANUARY 6*-              -JANUARY 6*-
                                                     ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                 7,423   $                 1,372   $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                             1,812                       368                         -
                                                     ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                           5,611                     1,004                         -

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                     799                       838                         -
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                -                         -                         -
        End of period                                                 43,331                     6,142                        12
                                                     ---------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                43,331                     6,142                        12
                                                     ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                      44,130                     6,980                        12
                                                     ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                49,741   $                 7,984   $                    12
                                                     ===========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                                                       CLASS 2
                                                     ---------------------------------------------------------------------------
                                                         FRANKLIN MUTUAL          TEMPLETON GROWTH           VAN KAMPEN LIT
                                                        SHARES SECURITIES            SECURITIES              COMSTOCK SHARE
                                                        (ANNUICHOICE(TM))         (ANNUICHOICE(TM))        (PINNACLEPLUS(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                          -JANUARY 6*-              -JANUARY 6*-               -JULY 15*-
                                                     ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                 1,086   $                     -   $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                             1,027                         1                        81
                                                     ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                              59                        (1)                      (81)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                     311                         -                        14
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                -                         -                         -
        End of period                                                 22,712                        95                     4,253
                                                     ---------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                22,712                        95                     4,253
                                                     ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                      23,023                        95                     4,267
                                                     ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                23,082   $                    94   $                 4,186
                                                     ===========================================================================

                                                                                       CLASS 2
                                                     ---------------------------------------------------------------------------
                                                         VAN KAMPEN LIT           FRANKLIN GROWTH &          FRANKLIN INCOME
                                                         EMERGING GROWTH          INCOME SECURITIES            SECURITIES
                                                       (PINNACLEPLUS(TM))        (PINNACLEPLUS(TM))        (PINNACLEPLUS(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                           -JULY 15*-                -JULY 15*-                -JULY 15*-
                                                     ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                     -   $                     -   $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                                62                       327                       358
                                                     ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                             (62)                     (327)                     (358)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                      17                        81                       681
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                -                         -                         -
        End of period                                                    953                     8,337                     9,483
                                                     ---------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                   953                     8,337                     9,483
                                                     ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                         970                     8,418                    10,164
                                                     ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                   908   $                 8,091   $                 9,806
                                                     ===========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                                          CLASS 2
                                                     -------------------------------------------------
                                                         FRANKLIN MUTUAL          TEMPLETON FOREIGN
                                                        SHARES SECURITIES            SECURITIES
                                                       (PINNACLEPLUS(TM))        (PINNACLEPLUS(TM))
                                                            DIVISION                  DIVISION
                                                           -JULY 15*-                -JULY 15*-
                                                     -------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                     -   $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                               258                        46
                                                     -------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                            (258)                      (46)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                      12                         2
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                -                         -
        End of period                                                  5,711                     1,737
                                                     -------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                 5,711                     1,737
                                                     -------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                       5,723                     1,739
                                                     -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                 5,465   $                 1,693
                                                     =================================================

                                                                                      CLASS 2B
                                                     ---------------------------------------------------------------------------
                                                         VAN KAMPEN UIF            VAN KAMPEN UIF
                                                        EMERGING MARKETS          EMERGING MARKETS         VAN KAMPEN UIF U.S.
                                                              DEBT                  EQUITY SHARE               REAL ESTATE
                                                       (PINNACLEPLUS(TM))        (PINNACLEPLUS(TM))        (PINNACLEPLUS(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                           -JULY 15*-                -JULY 15*-                -JULY 15*-
                                                     ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                     -   $                     -   $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                                84                         3                       187
                                                     ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                             (84)                       (3)                     (187)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                      13                         1                        47
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                -                         -                         -
        End of period                                                  1,032                        97                     3,652
                                                     ---------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                 1,032                        97                     3,652
                                                     ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                       1,045                        98                     3,699
                                                     ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                   961   $                    95   $                 3,512
                                                     ===========================================================================

                                                             CLASS B
                                                     -----------------------
                                                       SCUDDER EAFE EQUITY
                                                              INDEX
                                                     (GRANDMASTER FLEX3(TM))
                                                            DIVISION
                                                     -----------------------
INVESTMENT INCOME
  Reinvested dividends                               $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                                13
                                                     -----------------------
NET INVESTMENT INCOME (LOSS)                                             (13)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                       1
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                -
        End of period                                                    350
                                                     -----------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                   350
                                                     -----------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                         351
                                                     -----------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                   338
                                                     =======================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                                                       CLASS B
                                                     ---------------------------------------------------------------------------
                                                       SCUDDER EAFE EQUITY       SCUDDER EQUITY 500        SCUDDER EQUITY 500
                                                              INDEX                     INDEX                     INDEX
                                                            (IQ3(TM))          (GRANDMASTER FLEX3(TM))          (IQ3(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                     ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                 3,817   $                   551   $                   550

EXPENSES
  Mortality and expense risk and
    administrative charges                                               965                     3,483                     1,625
                                                     ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                           2,852                    (2,932)                   (1,075)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                  13,583                      (976)                   14,314
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                               (1)                   (1,496)                   (1,060)
        End of period                                                 14,324                    62,591                    13,347
                                                     ---------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                14,325                    64,087                    14,407
                                                     ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                      27,908                    63,111                    28,721
                                                     ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                30,760   $                60,179   $                27,646
                                                     ===========================================================================

                                                                                       CLASS B
                                                     ---------------------------------------------------------------------------
                                                        SCUDDER SMALL CAP         SCUDDER SMALL CAP         SCUDDER VIT EAFE
                                                              INDEX                     INDEX                 EQUITY INDEX
                                                     (GRANDMASTER FLEX3(TM))          (IQ3(TM))             (ANNUICHOICE(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                     ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                     -   $                   351   $                 1,030

EXPENSES
  Mortality and expense risk and
    administrative charges                                               313                       694                       496
                                                     ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                            (313)                     (343)                      534

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                      43                    12,484                       734
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                -                      (314)                     (226)
        End of period                                                  8,707                     8,987                    18,760
                                                     ---------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                 8,707                     9,301                    18,986
                                                     ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                       8,750                    21,785                    19,720
                                                     ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                 8,437   $                21,442   $                20,254
                                                     ===========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                                                       CLASS B
                                                     ---------------------------------------------------------------------------
                                                                                                            SCUDDER VIT EAFE
                                                       SCUDDER VIT EQUITY         SCUDDER VIT SMALL           EQUITY INDEX
                                                            500 INDEX                 CAP INDEX            (PINNACLEPLUS(TM))
                                                        (ANNUICHOICE(TM))         (ANNUICHOICE(TM))             DIVISION
                                                            DIVISION                  DIVISION                 -JULY 15*-
                                                     ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                 3,035   $                     -   $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                             3,005                     1,182                       123
                                                     ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                              30                    (1,182)                     (123)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                  15,855                     5,652                        23
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                           (7,203)                        -                         -
        End of period                                                 52,630                    41,629                     4,258
                                                     ---------------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                59,833                    41,629                     4,258
                                                     ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                      75,688                    47,281                     4,281
                                                     ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                75,718   $                46,099   $                 4,158
                                                     ===========================================================================

                                                                          CLASS B                            SERIES TRUST 2
                                                     -------------------------------------------------   -----------------------
                                                       SCUDDER VIT EQUITY         SCUDDER VIT SMALL
                                                            500 INDEX                 CAP INDEX                 JPM BOND
                                                       (PINNACLEPLUS(TM))        (PINNACLEPLUS(TM))        (PINNACLEPLUS(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                           -JULY 15*-                -JULY 15*-                -JULY 15*-
                                                     -------------------------------------------------   -----------------------
INVESTMENT INCOME
  Reinvested dividends                               $                     -   $                     -   $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                               225                        46                       200
                                                     -------------------------------------------------   -----------------------
NET INVESTMENT INCOME (LOSS)                                            (225)                      (46)                     (200)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                      12                         2                         5
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                -                         -                         -
        End of period                                                  6,461                       909                     1,036
                                                     -------------------------------------------------   -----------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                 6,461                       909                     1,036
                                                     -------------------------------------------------   -----------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                       6,473                       911                     1,041
                                                     -------------------------------------------------   -----------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                 6,248   $                   865   $                   841
                                                     =================================================   =======================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                                       SERIES TRUST 2
                                                     -------------------------------------------------
                                                        JPM INTERNATIONAL
                                                             EQUITY               JPM MID CAP VALUE
                                                       (PINNACLEPLUS(TM))        (PINNACLEPLUS(TM))
                                                            DIVISION                  DIVISION
                                                           -JULY 15*-                -JULY 15*-
                                                     -------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                               $                     -   $                     -

EXPENSES
  Mortality and expense risk and
    administrative charges                                                 3                        82
                                                     -------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                              (3)                      (82)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales
      of investments                                                       -                         8
    Net unrealized appreciation (depreciation)
      of investments:
        Beginning of period                                                -                         -
        End of period                                                    195                     2,223
                                                     -------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                   195                     2,223
                                                     -------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                                         195                     2,231
                                                     -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $                   192   $                 2,149
                                                     =================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

         Separate Account I of National Integrity Life Insurance Company

                        Statement of Changes in Net Assets

                          Periods ended December 31, 2003

                                                                      TOUCHSTONE BARON    TOUCHSTONE BARON    TOUCHSTONE BARON
                                                                          SMALL CAP           SMALL CAP           SMALL CAP
                                                                      (ANNUICHOICE(TM))  (IQ ANNUITY(TM))  (GRANDMASTER FLEX3(TM))
                                                        TOTAL             DIVISION            DIVISION            DIVISION
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $       1,289,394   $            (930)  $          (9,226)  $            (530)
  Net realized gain (loss) on sales of investments         (12,544,171)                289              (3,496)              2,790
  Change in net unrealized appreciation
    (depreciation) during the period                        53,324,207              27,900             193,979               8,165
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 42,069,430              27,259             181,257              10,425

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                     12,019,084                   -              53,103              63,204
    Contract terminations and benefits                     (40,813,509)               (314)            (54,332)             (1,036)
    Net transfers among investment options                   6,899,650              34,385             108,102              20,195
    Contract maintenance charges                              (177,982)               (384)               (638)                 (8)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                       (22,072,757)             33,687             106,235              82,355
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                           19,996,673              60,946             287,492              92,780

Net assets, beginning of year                              212,943,899              66,096             506,062               1,952
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $     232,940,572   $         127,042   $         793,554   $          94,732
                                                     =============================================================================
UNIT TRANSACTIONS
    Units purchased                                                                      -               5,246               6,638
    Units redeemed                                                                     (66)             (6,118)               (103)
    Units transferred                                                                3,536              12,339               1,952
                                                                         ---------------------------------------------------------
Net increase (decrease) in units                                                     3,470              11,467               8,487
                                                                         =========================================================

                                                                                             GABELLI LARGE CAP
                                                     GABELLI LARGE CAP   GABELLI LARGE CAP         VALUE
                                                           VALUE               VALUE           (GRANDMASTER
                                                     (ANNUICHOICE(TM))   (IQ ANNUITY(TM))       FLEX3(TM))
                                                         DIVISION            DIVISION            DIVISION
                                                       -APRIL 28**-        -APRIL 28**-        -APRIL 28**-
                                                     ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $             134   $            (292)  $             (16)
  Net realized gain (loss) on sales of investments               3,389             (24,854)              1,360
  Change in net unrealized appreciation
    (depreciation) during the period                             2,465              30,012                 619
                                                     ---------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      5,988               4,866               1,963

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                          1,035                 187                   -
    Contract terminations and benefits                          (1,119)             (2,465)                  -
    Net transfers among investment options                    (137,027)           (231,906)            (41,312)
    Contract maintenance charges                                  (166)                (38)                  -
                                                     ---------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                          (137,277)           (234,222)            (41,312)
                                                     ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                             (131,289)           (229,356)            (39,349)

Net assets, beginning of year                                  131,289             229,356              39,349
                                                     ---------------------------------------------------------
NET ASSETS, END OF YEAR                              $               -   $               -   $               -
                                                     =========================================================
UNIT TRANSACTIONS
    Units purchased                                                164                  33                   -
    Units redeemed                                                (203)               (468)                  -
    Units transferred                                          (20,670)            (40,742)             (4,613)
                                                     ---------------------------------------------------------
Net increase (decrease) in units                               (20,709)            (41,177)             (4,613)
                                                     =========================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                      TOUCHSTONE LARGE CAP       TOUCHSTONE LARGE CAP     TOUCHSTONE LARGE CAP
                                                             VALUE                     VALUE                     VALUE
                                                        (ANNUICHOICE(TM))          (IQ ANNUITY(TM))      (GRANDMASTER FLEX3(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                  (176)  $                (2,237)  $                   (53)
  Net realized gain (loss) on sales of investments                       (73)                   (3,975)                        9
  Change in net unrealized appreciation
    (depreciation) during the period                                   6,668                    52,263                     1,338
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                            6,419                    46,051                     1,294

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                1,748                    12,662                     4,469
    Contract terminations and benefits                                     -                    (3,125)                        -
    Net transfers among investment options                            23,749                    31,781                     4,937
    Contract maintenance charges                                         (87)                     (108)                        -
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  25,410                    41,210                     9,406
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     31,829                    87,261                    10,700

Net assets, beginning of year                                          3,335                   131,093                         -
                                                     ---------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                35,164   $               218,354   $                10,700
                                                     ===========================================================================
UNIT TRANSACTIONS
  Units purchased                                                        196                     1,491                       467
  Units redeemed                                                         (11)                     (386)                        -
  Units transferred                                                    3,210                     4,036                       504
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in units                                       3,395                     5,141                       971
                                                     ===========================================================================

                                                         TOUCHSTONE THIRD          TOUCHSTONE THIRD         TOUCHSTONE THIRD
                                                           AVENUE VALUE              AVENUE VALUE             AVENUE VALUE
                                                        (ANNUICHOICE(TM))          (IQ ANNUITY(TM))      (GRANDMASTER FLEX3(TM))
                                                             DIVISION                  DIVISION                 DIVISION
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                (4,145)  $               (16,502)  $                (1,025)
  Net realized gain (loss) on sales of investments                    (6,377)                  (26,739)                    6,349
  Change in net unrealized appreciation
    (depreciation) during the period                                 240,080                   557,634                    26,892
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          229,558                   514,393                    32,216

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                               22,965                   103,969                   103,003
    Contract terminations and benefits                                (7,887)                 (147,658)                   (1,188)
    Net transfers among investment options                           319,470                   347,900                    22,399
    Contract maintenance charges                                      (3,377)                   (1,418)                     (126)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 331,171                   302,793                   124,088
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    560,729                   817,186                   156,304

Net assets, beginning of year                                        356,122                 1,160,460                    17,535
                                                     ---------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $               916,851   $             1,977,646   $               173,839
                                                     ===========================================================================
UNIT TRANSACTIONS
  Units purchased                                                      2,172                    11,213                    11,268
  Units redeemed                                                      (1,243)                  (17,577)                     (137)
  Units transferred                                                   36,694                    40,240                     2,112
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in units                                      37,623                    33,876                    13,243
                                                     ===========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                       TOUCHSTONE BALANCED       TOUCHSTONE BALANCED       TOUCHSTONE BALANCED
                                                        (IQ ANNUITY(TM))          (ANNUICHOICE(TM))      (GRANDMASTER FLEX3(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                (1,723)  $                   422   $                   498
  Net realized gain (loss) on sales of investments                    (5,503)                   18,825                        54
  Change in net unrealized appreciation
    (depreciation) during the period                                  45,338                    10,958                     8,566
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           38,112                    30,205                     9,118

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                4,155                    19,367                    12,524
    Contract terminations and benefits                               (41,217)                     (871)                      (62)
    Net transfers among investment options                               421                    94,479                   144,714
    Contract maintenance charges                                        (232)                     (717)                        -
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 (36,873)                  112,258                   157,176
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                      1,239                   142,463                   166,294

Net assets, beginning of year                                        232,270                     7,441                     1,570
                                                     ---------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $               233,509   $               149,904   $               167,864
                                                     ===========================================================================
UNIT TRANSACTIONS
  Units purchased                                                        431                     1,873                     1,238
  Units redeemed                                                      (4,690)                     (154)                       (6)
  Units transferred                                                       40                    11,106                    13,431
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in units                                      (4,219)                   12,825                    14,663
                                                     ===========================================================================

                                                      TOUCHSTONE CORE BOND      TOUCHSTONE CORE BOND      TOUCHSTONE CORE BOND
                                                        (IQ ANNUITY(TM))         (ANNUICHOICE(TM))       (GRANDMASTER FLEX3(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                10,804   $                11,816   $                 9,376
  Net realized gain (loss) on sales of investments                    (6,156)                   (7,866)                   (1,049)
  Change in net unrealized appreciation
    (depreciation) during the period                                   2,712                     1,667                    (5,824)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                            7,360                     5,617                     2,503

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                               16,566                   115,922                   323,855
    Contract terminations and benefits                               (26,821)                  (10,923)                   (3,037)
    Net transfers among investment options                            77,925                   137,643                      (601)
    Contract maintenance charges                                        (845)                   (1,793)                      (65)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  66,825                   240,849                   320,152
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     74,185                   246,466                   322,655

Net assets, beginning of year                                        410,254                   156,649                    22,601
                                                     ---------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $               484,439   $               403,115   $               345,256
                                                     ===========================================================================
UNIT TRANSACTIONS
  Units purchased                                                      1,521                    10,697                    30,662
  Units redeemed                                                      (2,562)                   (1,179)                     (293)
  Units transferred                                                    7,093                    12,412                       (28)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in units                                       6,052                    21,930                    30,341
                                                     ===========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                       TOUCHSTONE EMERGING       TOUCHSTONE EMERGING       TOUCHSTONE EMERGING
                                                             GROWTH                    GROWTH                    GROWTH
                                                        (IQ ANNUITY(TM))          (ANNUICHOICE(TM))      (GRANDMASTER FLEX3(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                (1,210)  $                   679   $                     7
  Net realized gain (loss) on sales of investments                    27,655                       (39)                     (230)
  Change in net unrealized appreciation
    (depreciation) during the period                                  74,077                    62,397                     2,497
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          100,522                    63,037                     2,274

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                3,000                     1,048                    10,759
    Contract terminations and benefits                               (33,809)                     (171)                        -
    Net transfers among investment options                            55,895                   141,007                       243
    Contract maintenance charges                                        (232)                     (823)                        -
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  24,854                   141,061                    11,002
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    125,376                   204,098                    13,276

Net assets, beginning of year                                        200,776                    72,097                         -
                                                     ---------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $               326,152   $               276,195   $                13,276
                                                     ===========================================================================
UNIT TRANSACTIONS
  Units purchased                                                        245                       133                     1,094
  Units redeemed                                                      (3,294)                      (97)                        -
  Units transferred                                                    5,837                    14,496                        32
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in units                                       2,788                    14,532                     1,126
                                                     ===========================================================================

                                                       TOUCHSTONE ENHANCED       TOUCHSTONE ENHANCED       TOUCHSTONE ENHANCED
                                                           DIVIDEND 30               DIVIDEND 30               DIVIDEND 30
                                                        (IQ ANNUITY(TM))          (ANNUICHOICE(TM))      (GRANDMASTER FLEX3(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                    83   $                   190   $                    41
  Net realized gain (loss) on sales of investments                    (1,540)                      111                         2
  Change in net unrealized appreciation
    (depreciation) during the period                                   5,318                    13,440                       691
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                            3,861                    13,741                       734

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                  179                         -                         -
    Contract terminations and benefits                                     -                         -                         -
    Net transfers among investment options                            17,422                    35,178                     8,065
    Contract maintenance charges                                          (8)                     (304)                        -
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  17,593                    34,874                     8,065
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     21,454                    48,615                     8,799

Net assets, beginning of year                                         12,762                    17,495                         -
                                                     ---------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                34,216   $                66,110   $                 8,799
                                                     ===========================================================================
UNIT TRANSACTIONS
  Units purchased                                                         23                         -                         -
  Units redeemed                                                          (1)                      (34)                        -
  Units transferred                                                    1,715                     4,400                       817
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in units                                       1,737                     4,366                       817
                                                     ===========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                      TOUCHSTONE LARGE CAP
                                                             GROWTH              TOUCHSTONE GROWTH &       TOUCHSTONE GROWTH &
                                                        (IQ ANNUITY(TM))               INCOME                    INCOME
                                                            DIVISION              (IQ ANNUITY(TM))          (ANNUICHOICE(TM))
                                                          -APRIL 28**-                DIVISION                  DIVISION
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                   (26)  $                 5,747   $                 2,051
  Net realized gain (loss) on sales of investments                     1,913                    (2,344)                   (1,364)
  Change in net unrealized appreciation
    (depreciation) during the period                                   2,141                    35,259                     6,580
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                            4,028                    38,662                     7,267

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                    -                     5,052                         -
    Contract terminations and benefits                                     -                    (2,263)                        -
    Net transfers among investment options                           (99,517)                  119,016                    66,428
    Contract maintenance charges                                           -                      (116)                     (161)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 (99,517)                  121,689                    66,267
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    (95,489)                  160,351                    73,534

Net assets, beginning of year                                         95,489                    37,357                    14,610
                                                     ---------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                     -   $               197,708   $                88,144
                                                     ===========================================================================
UNIT TRANSACTIONS
  Units purchased                                                          -                       482                         -
  Units redeemed                                                           -                      (236)                      (16)
  Units transferred                                                  (15,014)                   13,016                     6,317
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in units                                     (15,014)                   13,262                     6,301
                                                     ===========================================================================

                                                                                     TOUCHSTONE                TOUCHSTONE
                                                       TOUCHSTONE GROWTH &          GROWTH/VALUE              GROWTH/VALUE
                                                             INCOME               (IQ ANNUITY(TM))          (ANNUICHOICE(TM))
                                                     (GRANDMASTER FLEX3(TM))          DIVISION                  DIVISION
                                                            DIVISION                -APRIL 28**-              -APRIL 28**-
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                 4,597   $                   (94)  $                   (13)
  Net realized gain (loss) on sales of investments                        22                      (636)                     (779)
  Change in net unrealized appreciation
    (depreciation) during the period                                   2,206                     2,124                     1,074
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                            6,825                     1,394                       282

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                    -                         -                         -
    Contract terminations and benefits                                     -                      (500)                        -
    Net transfers among investment options                           111,986                   (21,089)                   (4,276)
    Contract maintenance charges                                           -                       (10)                       (6)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 111,986                   (21,599)                   (4,282)
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    118,811                   (20,205)                   (4,000)

Net assets, beginning of year                                            778                    20,205                     4,000
                                                     ---------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $               119,589   $                     -   $                     -
                                                     ===========================================================================
UNIT TRANSACTIONS
  Units purchased                                                          -                         -                         -
  Units redeemed                                                           -                       (79)                       (1)
  Units transferred                                                   10,711                    (3,201)                     (636)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in units                                      10,711                    (3,280)                     (637)
                                                     ===========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                      TOUCHSTONE HIGH YIELD     TOUCHSTONE HIGH YIELD     TOUCHSTONE HIGH YIELD
                                                        (IQ ANNUITY(TM))          (ANNUICHOICE(TM))      (GRANDMASTER FLEX3(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                30,569   $                21,030   $                25,559
  Net realized gain (loss) on sales of investments                    61,364                     7,246                      (253)
  Change in net unrealized appreciation
    (depreciation) during the period                                 (13,770)                     (320)                    6,163
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           78,163                    27,956                    31,469

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                              122,899                     6,825                   169,652
    Contract terminations and benefits                                (8,065)                   (4,957)                        -
    Net transfers among investment options                           127,956                   221,311                    56,154
    Contract maintenance charges                                        (402)                     (865)                     (115)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 242,388                   222,314                   225,691
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    320,551                   250,270                   257,160

Net assets, beginning of year                                        126,526                    28,982                    90,149
                                                     ---------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $               447,077   $               279,252   $               347,309
                                                     ===========================================================================
UNIT TRANSACTIONS
  Units purchased                                                     10,513                       585                    14,688
  Units redeemed                                                        (752)                     (492)                      (10)
  Units transferred                                                   13,498                    19,512                     4,943
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in units                                      23,259                    19,605                    19,621
                                                     ===========================================================================

                                                     TOUCHSTONE INTERNATIONAL
                                                             EQUITY               TOUCHSTONE MONEY          TOUCHSTONE MONEY
                                                        (IQ ANNUITY(TM))               MARKET                    MARKET
                                                            DIVISION              (IQ ANNUITY(TM))          (ANNUICHOICE(TM))
                                                           -JULY 25**-                DIVISION                  DIVISION
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                   613   $                  (532)  $                   (49)
  Net realized gain (loss) on sales of investments                       490                         -                         -
  Change in net unrealized appreciation
    (depreciation) during the period                                   7,886                         -                         -
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                            8,989                      (532)                      (49)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                    -                    22,018                         -
    Contract terminations and benefits                               (24,141)                  (98,219)                  (39,083)
    Net transfers among investment options                           (57,484)                  (24,866)                  234,533
    Contract maintenance charges                                         (32)                      (65)                   (2,421)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 (81,657)                 (101,132)                  193,029
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    (72,668)                 (101,664)                  192,980

Net assets, beginning of year                                         72,668                   172,165                   266,378
                                                     ---------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                     -   $                70,501   $               459,358
                                                     ===========================================================================
UNIT TRANSACTIONS
  Units purchased                                                          -                     2,182                         -
  Units redeemed                                                      (4,230)                   (9,762)                   (4,104)
  Units transferred                                                   (7,586)                   (2,451)                   23,193
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in units                                     (11,816)                  (10,031)                   19,089
                                                     ===========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                                                 TOUCHSTONE SMALL CAP     TOUCHSTONE SMALL CAP
                                                         TOUCHSTONE MONEY              VALUE                     VALUE
                                                              MARKET               (IQ ANNUITY(TM))         (ANNUICHOICE(TM))
                                                     (GRANDMASTER FLEX3(TM))          DIVISION                  DIVISION
                                                            DIVISION                -APRIL 28**-             -APRIL 28**-
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                  (274)  $                  (206)  $                   (41)
  Net realized gain (loss) on sales of investments                         -                     2,369                    (1,981)
  Change in net unrealized appreciation
    (depreciation) during the period                                       -                    (2,462)                    2,004
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                             (274)                     (299)                      (18)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                               26,466                         -                         -
    Contract terminations and benefits                                     -                         -                         -
    Net transfers among investment options                            (1,363)                  (45,931)                  (13,473)
    Contract maintenance charges                                        (105)                      (12)                       (4)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  24,998                   (45,943)                  (13,477)
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     24,724                   (46,242)                  (13,495)

Net assets, beginning of year                                         39,900                    46,242                    13,495
                                                     ---------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                64,624   $                     -   $                     -
                                                     ===========================================================================
UNIT TRANSACTIONS
  Units purchased                                                      2,656                         -                         -
  Units redeemed                                                         (11)                       (1)                        -
  Units transferred                                                     (131)                   (5,577)                   (1,544)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in units                                       2,514                    (5,578)                   (1,544)
                                                     ===========================================================================

                                                      TOUCHSTONE SMALL CAP
                                                              VALUE
                                                     (GRANDMASTER FLEX3(TM))    TOUCHSTONE VALUE PLUS     TOUCHSTONE VALUE PLUS
                                                            DIVISION              (IQ ANNUITY(TM))          (ANNUICHOICE(TM))
                                                          -APRIL 28**-                DIVISION                  DIVISION
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                    (1)  $                  (683)  $                    38
  Net realized gain (loss) on sales of investments                        75                    (2,852)                     (315)
  Change in net unrealized appreciation
    (depreciation) during the period                                       -                    49,425                    39,316
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                               74                    45,890                    39,039

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                  704                     3,950                     8,084
    Contract terminations and benefits                                     -                    (2,108)                   (1,435)
    Net transfers among investment options                              (777)                  163,131                   146,372
    Contract maintenance charges                                          (1)                     (147)                     (651)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                     (74)                  164,826                   152,370
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                          -                   210,716                   191,409

Net assets, beginning of year                                              -                    23,671                     7,711
                                                     ---------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                     -   $               234,387   $               199,120
                                                     ===========================================================================
UNIT TRANSACTIONS
  Units purchased                                                         89                       474                       962
  Units redeemed                                                           -                      (269)                     (244)
  Units transferred                                                      (89)                   21,769                    19,694
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in units                                           -                    21,974                    20,412
                                                     ===========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

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
                                                                                   TOUCHSTONE MONEY
                                                                                       MARKET              TOUCHSTONE BALANCED
                                                      TOUCHSTONE VALUE PLUS       (GRANDMASTER(TM))        (PINNACLEPLUS(TM))
                                                     (GRANDMASTER FLEX3(TM))          DIVISION                  DIVISION
                                                            DIVISION                  -MAY 1*-                 -JULY 15*-
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                    51   $               (45,357)  $                    90
  Net realized gain (loss) on sales of investments                       123                         -                         5
  Change in net unrealized appreciation
    (depreciation) during the period                                  14,959                         -                       865
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           15,133                   (45,357)                      960

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                               52,698                    51,605                    19,320
    Contract terminations and benefits                                  (258)               (8,577,081)                      (95)
    Net transfers among investment options                            48,325                22,448,325                     1,277
    Contract maintenance charges                                           -                    (2,761)                        -
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 100,765                13,920,088                    20,502
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    115,898                13,874,731                    21,462

Net assets, beginning of year                                              -                         -                         -
                                                     ---------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $               115,898   $            13,874,731   $                21,462
                                                     ===========================================================================
UNIT TRANSACTIONS
  Units purchased                                                      5,328                     5,174                     1,846
  Units redeemed                                                         (27)                 (859,798)                       (9)
  Units transferred                                                    5,695                 2,246,272                       123
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in units                                      10,996                 1,391,648                     1,960
                                                     ===========================================================================

                                                        TOUCHSTONE BARON                                   TOUCHSTONE EMERGING
                                                            SMALL CAP           TOUCHSTONE CORE BOND             GROWTH
                                                       (PINNACLEPLUS(TM))        (PINNACLEPLUS(TM))        (PINNACLEPLUS(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                           -JULY 15*-                -JULY 15*-                -JULY 15*-
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                   (45)  $                   588   $                   (16)
  Net realized gain (loss) on sales of investments                         1                         3                         8
  Change in net unrealized appreciation
    (depreciation) during the period                                     410                      (450)                    1,527
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                              366                       141                     1,519

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                1,768                    15,750                    44,103
    Contract terminations and benefits                                     -                      (365)                      (60)
    Net transfers among investment options                            21,160                     2,308                     2,016
    Contract maintenance charges                                           -                         -                        (2)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  22,928                    17,693                    46,057
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     23,294                    17,834                    47,576

Net assets, beginning of year                                              -                         -                         -
                                                     ---------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                23,294   $                17,834   $                47,576
                                                     ===========================================================================
UNIT TRANSACTIONS
  Units purchased                                                        162                     1,592                     3,938
  Units redeemed                                                           -                       (37)                       (5)
  Units transferred                                                    1,948                       232                       179
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in units                                       2,110                     1,787                     4,112
                                                     ===========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                       TOUCHSTONE GROWTH &                                TOUCHSTONE LARGE CAP
                                                             INCOME             TOUCHSTONE HIGH YIELD            GROWTH
                                                       (PINNACLEPLUS(TM))        (PINNACLEPLUS(TM))        (PINNACLEPLUS(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                           -JULY 15*-                -JULY 15*-                -JULY 15*-
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                   537   $                 1,920   $                   (90)
  Net realized gain (loss) on sales of investments                         3                        34                        26
  Change in net unrealized appreciation
    (depreciation) during the period                                     471                      (563)                    2,096
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                            1,011                     1,391                     2,032

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                               13,020                    24,068                    16,717
    Contract terminations and benefits                                   (80)                     (376)                     (808)
    Net transfers among investment options                               (10)                      (11)                       (8)
    Contract maintenance charges                                           -                        (5)                        -
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  12,930                    23,676                    15,901
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     13,941                    25,067                    17,933

Net assets, beginning of year                                              -                         -                         -
                                                     ---------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                13,941   $                25,067   $                17,933
                                                     ===========================================================================
UNIT TRANSACTIONS
  Units purchased                                                      1,232                     2,413                     1,701
  Units redeemed                                                          (7)                      (37)                      (80)
  Units transferred                                                       (1)                        -                        (1)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in units                                       1,224                     2,376                     1,620
                                                     ===========================================================================

                                                       TOUCHSTONE THIRD
                                                          AVENUE VALUE          TOUCHSTONE VALUE PLUS
                                                       (PINNACLEPLUS(TM))        (PINNACLEPLUS(TM))             JPM BOND
                                                            DIVISION                  DIVISION           (GRANDMASTER FLEX3(TM))
                                                           -JULY 15*-                -JULY 15*-                 DIVISION
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                   (11)  $                   152   $                 8,785
  Net realized gain (loss) on sales of investments                         -                         3                    (6,469)
  Change in net unrealized appreciation
    (depreciation) during the period                                     313                       478                     2,737
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                              302                       633                     5,053

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                7,478                    26,858                    69,825
    Contract terminations and benefits                                     -                      (126)                     (749)
    Net transfers among investment options                             9,924                        (8)                   95,236
    Contract maintenance charges                                           -                         -                      (118)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  17,402                    26,724                   164,194
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     17,704                    27,357                   169,247

Net assets, beginning of year                                              -                         -                   148,444
                                                     ---------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                17,704   $                27,357   $               317,691
                                                     ===========================================================================
UNIT TRANSACTIONS
  Units purchased                                                        633                     2,481                     6,630
  Units redeemed                                                           -                       (11)                      (82)
  Units transferred                                                      846                        (1)                    8,964
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in units                                       1,479                     2,469                    15,512
                                                     ===========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                                                                            JPM INTERNATIONAL
                                                            JPM BOND                  JPM BOND                OPPORTUNITIES
                                                            (IQ3(TM))             (ANNUICHOICE(TM))      (GRANDMASTER FLEX3(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                      --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                 1,657   $                27,962   $                  (317)
  Net realized gain (loss) on sales of investments                    (1,712)                    3,180                        47
  Change in net unrealized appreciation
    (depreciation) during the period                                   1,349                   (15,688)                   12,706
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                            1,294                    15,454                    12,436

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                              256,394                    11,645                       690
    Contract terminations and benefits                                (6,511)                  (10,301)                        -
    Net transfers among investment options                          (155,291)                  122,963                        22
    Contract maintenance charges                                        (329)                   (4,162)                        -
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  94,263                   120,145                       712
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     95,557                   135,599                    13,148

Net assets, beginning of year                                         46,063                   510,999                    40,081
                                                     ---------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $               141,620   $               646,598   $                53,229
                                                     ===========================================================================
UNIT TRANSACTIONS
  Units purchased                                                     24,193                     1,088                        88
  Units redeemed                                                        (651)                   (1,352)                        -
  Units transferred                                                  (14,791)                   11,441                         -
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in units                                       8,751                    11,177                        88
                                                     ===========================================================================

                                                        JPM INTERNATIONAL         JPM INTERNATIONAL
                                                          OPPORTUNITIES             OPPORTUNITIES           JPM MID CAP VALUE
                                                            (IQ3(TM))             (ANNUICHOICE(TM))      (GRANDMASTER FLEX3(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                      --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                  (413)  $                   (85)  $                  (538)
  Net realized gain (loss) on sales of investments                    22,854                       125                        88
  Change in net unrealized appreciation
    (depreciation) during the period                                  10,968                     5,934                    12,597
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           33,409                     5,974                    12,147

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                    -                        (3)                    5,144
    Contract terminations and benefits                                (4,954)                     (469)                        -
    Net transfers among investment options                            (8,930)                   52,939                    25,680
    Contract maintenance charges                                         (25)                      (97)                     (192)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 (13,909)                   52,370                    30,632
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     19,500                    58,344                    42,779

Net assets, beginning of year                                        110,427                       659                    16,640
                                                     ---------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $               129,927   $                59,003   $                59,419
                                                     ===========================================================================
UNIT TRANSACTIONS
  Units purchased                                                          -                         -                       509
  Units redeemed                                                        (505)                      (59)                      (18)
  Units transferred                                                     (852)                    5,513                     2,699
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in units                                      (1,357)                    5,454                     3,190
                                                     ===========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                                                                               VAN KAMPEN
                                                                                                               BANDWIDTH &
                                                                                                           TELECOMMUNICATIONS
                                                        JPM MID CAP VALUE         JPM MID CAP VALUE         (ANNUICHOICE(TM))
                                                            (IQ3(TM))             (ANNUICHOICE(TM))             DIVISION
                                                            DIVISION                  DIVISION                -APRIL 30**-
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                  (209)  $                   (34)  $                   (31)
  Net realized gain (loss) on sales of investments                       149                        84                    (6,094)
  Change in net unrealized appreciation
    (depreciation) during the period                                   4,261                     1,179                     6,645
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                            4,201                     1,229                       520

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                    -                        (3)                        -
    Contract terminations and benefits                                  (757)                     (411)                        -
    Net transfers among investment options                            10,048                     6,194                    (9,041)
    Contract maintenance charges                                         (34)                      (34)                      (11)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                   9,257                     5,746                    (9,052)
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     13,458                     6,975                    (8,532)

Net assets, beginning of year                                         10,782                       655                     8,532
                                                     ---------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                24,240   $                 7,630   $                     -
                                                     ===========================================================================
UNIT TRANSACTIONS
  Units purchased                                                          -                         -                         -
  Units redeemed                                                         (79)                      (41)                       (5)
  Units transferred                                                      970                       615                    (3,506)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in units                                         891                       574                    (3,511)
                                                     ===========================================================================

                                                           VAN KAMPEN                VAN KAMPEN                VAN KAMPEN
                                                           BANDWIDTH &             BIOTECHNOLOGY &           BIOTECHNOLOGY &
                                                       TELECOMMUNICATIONS          PHARMACEUTICAL            PHARMACEUTICAL
                                                        (IQ ANNUITY(TM))          (ANNUICHOICE(TM))         (IQ ANNUITY(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                          -APRIL 30**-              -APRIL 30**-              -APRIL 30**-
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                  (115)  $                  (168)  $                  (474)
  Net realized gain (loss) on sales of investments                   (13,020)                    5,104                    (7,472)
  Change in net unrealized appreciation
    (depreciation) during the period                                  14,343                     2,733                    13,957
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                            1,208                     7,669                     6,011

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                  179                         -                       995
    Contract terminations and benefits                                  (957)                        -                   (25,193)
    Net transfers among investment options                           (24,261)                  (52,650)                 (142,966)
    Contract maintenance charges                                           -                       (57)                      (14)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 (25,039)                  (52,707)                 (167,178)
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    (23,831)                  (45,038)                 (161,167)

Net assets, beginning of year                                         23,831                    45,038                   161,167
                                                     ---------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                     -   $                     -   $                     -
                                                     ===========================================================================
UNIT TRANSACTIONS
  Units purchased                                                         71                         -                       145
  Units redeemed                                                        (394)                       (8)                   (3,813)
  Units transferred                                                   (8,670)                   (6,868)                  (20,495)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in units                                      (8,993)                   (6,876)                  (24,163)
                                                     ===========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                           VAN KAMPEN
                                                         BIOTECHNOLOGY &           VAN KAMPEN UIF            VAN KAMPEN UIF
                                                         PHARMACEUTICAL           EMERGING MARKETS          EMERGING MARKETS
                                                     (GRANDMASTER FLEX3(TM))            DEBT                      DEBT
                                                            DIVISION           (GRANDMASTER FLEX3(TM))          (IQ3(TM))
                                                          -APRIL 30**-                DIVISION                  DIVISION
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                   (15)  $                   (72)  $                  (645)
  Net realized gain (loss) on sales of investments                       285                         7                     2,746
  Change in net unrealized appreciation
    (depreciation) during the period                                     128                     1,111                     5,399
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                              398                     1,046                     7,500

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                    -                         -                       238
    Contract terminations and benefits                                     -                         -                      (836)
    Net transfers among investment options                            (3,188)                        8                    49,975
    Contract maintenance charges                                           -                       (21)                      (63)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  (3,188)                      (13)                   49,314
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     (2,790)                    1,033                    56,814

Net assets, beginning of year                                          2,790                     4,042                    23,881
                                                     ---------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                     -   $                 5,075   $                80,695
                                                     ===========================================================================
UNIT TRANSACTIONS
  Units purchased                                                          -                         -                        20
  Units redeemed                                                           -                        (2)                      (78)
  Units transferred                                                     (285)                        1                     3,989
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in units                                        (285)                       (1)                    3,931
                                                     ===========================================================================

                                                         VAN KAMPEN UIF          VAN KAMPEN MS HIGH        VAN KAMPEN MS HIGH-
                                                        EMERGING MARKETS            TECH 35 INDEX             TECH 35 INDEX
                                                              DEBT             (GRANDMASTER FLEX3(TM))      (ANNUICHOICE(TM))
                                                        (ANNUICHOICE(TM))             DIVISION                  DIVISION
                                                            DIVISION                -APRIL 30**-              -APRIL 30**-
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                   (79)  $                   (12)  $                    (1)
  Net realized gain (loss) on sales of investments                        (3)                       31                        82
  Change in net unrealized appreciation
    (depreciation) during the period                                   1,027                       190                         -
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                              945                       209                        81

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                1,748                         -                         -
    Contract terminations and benefits                                  (687)                        -                         -
    Net transfers among investment options                            16,127                    (2,575)                      (81)
    Contract maintenance charges                                         (83)                        -                         -
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  17,105                    (2,575)                      (81)
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     18,050                    (2,366)                        -

Net assets, beginning of year                                              -                     2,366                         -
                                                     ---------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                18,050   $                     -   $                     -
                                                     ===========================================================================
UNIT TRANSACTIONS
  Units purchased                                                        136                         -                         -
  Units redeemed                                                         (63)                        -                         -
  Units transferred                                                    1,323                      (291)                        -
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in units                                       1,396                      (291)                        -
                                                     ===========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                       VAN KAMPEN MS HIGH-       VAN KAMPEN MS U.S.        VAN KAMPEN MS U.S.
                                                          TECH 35 INDEX             MULTINATIONAL             MULTINATIONAL
                                                        (IQ ANNUITY(TM))          (ANNUICHOICE(TM))         (IQ ANNUITY(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                          -APRIL 30**-              -APRIL 30**-              -APRIL 30**-
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                  (111)  $                   (47)  $                  (136)
  Net realized gain (loss) on sales of investments                       897                     1,001                    (6,685)
  Change in net unrealized appreciation
    (depreciation) during the period                                   1,245                      (110)                    7,939
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                            2,031                       844                     1,118

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                    -                         -                         -
    Contract terminations and benefits                                     -                         -                      (585)
    Net transfers among investment options                           (24,841)                  (13,416)                  (29,572)
    Contract maintenance charges                                          (1)                      (13)                      (17)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 (24,842)                  (13,429)                  (30,174)
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    (22,811)                  (12,585)                  (29,056)

Net assets, beginning of year                                         22,811                    12,585                    29,056
                                                     ---------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                     -   $                     -   $                     -
                                                     ===========================================================================
UNIT TRANSACTIONS
  Units purchased                                                          -                         -                         -
  Units redeemed                                                           -                        (2)                     (103)
  Units transferred                                                   (3,425)                   (2,142)                   (4,959)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in units                                      (3,425)                   (2,144)                   (5,062)
                                                     ===========================================================================

                                                       VAN KAMPEN UIF U.S.       VAN KAMPEN UIF U.S.       VAN KAMPEN UIF U.S.
                                                           REAL ESTATE               REAL ESTATE               REAL ESTATE
                                                     (GRANDMASTER FLEX3(TM))          (IQ3(TM))             (ANNUICHOICE(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                  (295)  $                (1,231)  $                (1,372)
  Net realized gain (loss) on sales of investments                       210                    15,531                    (2,062)
  Change in net unrealized appreciation
    (depreciation) during the period                                   5,792                    12,366                    46,231
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                            5,707                    26,666                    42,797

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                               44,351                    23,242                         -
    Contract terminations and benefits                                     -                    (6,000)                     (749)
    Net transfers among investment options                            24,312                     8,873                   137,859
    Contract maintenance charges                                         (33)                     (167)                     (883)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  68,630                    25,948                   136,227
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     74,337                    52,614                   179,024

Net assets, beginning of year                                          3,151                    61,862                    71,831
                                                     ---------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                77,488   $               114,476   $               250,855
                                                     ===========================================================================
UNIT TRANSACTIONS
  Units purchased                                                      3,820                     2,036                         -
  Units redeemed                                                          (3)                     (620)                     (156)
  Units transferred                                                    2,141                     1,078                    12,446
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in units                                       5,958                     2,494                    12,290
                                                     ===========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                                                                                INITIAL CLASS
                                                         VAN KAMPEN LIT             VAN KAMPEN LIT         -----------------------
                                                            COMSTOCK                EMERGING GROWTH           VIP MONEY MARKET
                                                     (GRANDMASTER FLEX3(TM))    (GRANDMASTER FLEX3(TM))       (GRANDMASTER(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                          -JANUARY 6*-               -JANUARY 6*-                -JULY 25**-
                                                     --------------------------------------------------    -----------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                   (51)   $                    (1)   $               (36,079)
  Net realized gain (loss) on sales of investments                         5                          -                          -
  Change in net unrealized appreciation
    (depreciation) during the period                                   1,128                         42                    (11,413)
                                                     --------------------------------------------------    -----------------------
Net increase (decrease) in net assets
  resulting from operations                                            1,082                         41                    (47,492)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                4,469                          -                     43,380
    Contract terminations and benefits                                     -                          -                 (3,962,828)
    Net transfers among investment options                             3,277                      1,262                (10,349,189)
    Contract maintenance charges                                           -                          -                     (3,280)
                                                     --------------------------------------------------    -----------------------
Net increase (decrease) in net assets
  from contract related transactions                                   7,746                      1,262                (14,271,917)
                                                     --------------------------------------------------    -----------------------
INCREASE (DECREASE) IN NET ASSETS                                      8,828                      1,303                (14,319,409)

Net assets, beginning of year                                              -                          -                 14,319,409
                                                     --------------------------------------------------    -----------------------
NET ASSETS, END OF YEAR                              $                 8,828    $                 1,303             $            -
                                                     ==================================================    =======================
UNIT TRANSACTIONS
  Units purchased                                                        421                          -                      2,885
  Units redeemed                                                           -                          -                   (263,575)
  Units transferred                                                      295                        109                   (690,134)
                                                     --------------------------------------------------    -----------------------
Net increase (decrease) in units                                         716                        109                   (950,824)
                                                     ==================================================    =======================

                                                                                     INITIAL CLASS
                                                     -----------------------------------------------------------------------------
                                                         VIP HIGH INCOME           VIP EQUITY-INCOME            VIP GROWTH
                                                        (GRANDMASTER(TM))          (GRANDMASTER(TM))         (GRANDMASTER(TM))
                                                            DIVISION                   DIVISION                  DIVISION
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $               664,485    $               150,041    $              (230,814)
  Net realized gain (loss) on sales of investments                  (105,292)                (1,904,891)                (3,453,292)
  Change in net unrealized appreciation
    (depreciation) during the period                               1,858,304                  8,786,769                  9,505,740
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        2,417,497                  7,031,919                  5,821,634

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                               38,580                     85,748                    192,408
    Contract terminations and benefits                            (1,646,828)                (3,165,399)                (2,324,215)
    Net transfers among investment options                          (146,682)                  (936,568)                  (700,922)
    Contract maintenance charges                                      (5,079)                   (12,763)                   (12,138)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                              (1,760,009)                (4,028,982)                (2,844,867)
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    657,488                  3,002,937                  2,976,767

Net assets, beginning of year                                     10,501,613                 27,651,305                 20,701,764
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $            11,159,101    $            30,654,242    $            23,678,531
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                      2,928                      2,267                      4,126
  Units redeemed                                                    (127,445)                   (84,968)                   (51,897)
  Units transferred                                                  (14,882)                   (26,421)                   (17,377)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                    (139,399)                  (109,122)                   (65,148)
                                                     =============================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                                                     INITIAL CLASS
                                                     -----------------------------------------------------------------------------
                                                                                   VIP II INVESTMENT
                                                          VIP OVERSEAS                GRADE BOND            VIP II ASSET MANAGER
                                                        (GRANDMASTER(TM))          (GRANDMASTER(TM))          (GRANDMASTER(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $               (25,527)   $               437,689    $               261,727
  Net realized gain (loss) on sales of investments                  (115,713)                   201,360                   (480,056)
  Change in net unrealized appreciation
    (depreciation) during the period                               2,014,806                   (273,447)                 1,906,114
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        1,873,566                    365,602                  1,687,785

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                               15,993                     83,663                     39,023
    Contract terminations and benefits                              (687,627)                (1,505,924)                (1,262,137)
    Net transfers among investment options                          (141,146)                 1,791,888                   (337,572)
    Contract maintenance charges                                      (2,939)                    (3,242)                    (4,874)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                (815,719)                   366,385                 (1,565,560)
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                  1,057,847                    731,987                    122,225

Net assets, beginning of year                                      5,210,803                  9,129,643                 11,221,354
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $             6,268,650    $             9,861,630    $            11,343,579
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                        911                      3,429                      1,439
  Units redeemed                                                     (38,716)                   (62,273)                   (46,110)
  Units transferred                                                   (9,309)                    74,505                    (12,835)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                     (47,114)                    15,661                    (57,506)
                                                     =============================================================================

                                                                                     INITIAL CLASS
                                                     -----------------------------------------------------------------------------
                                                                                 VIP II ASSET MANAGER:
                                                        VIP II INDEX 500                GROWTH                VIP II CONTRAFUND
                                                        (GRANDMASTER(TM))          (GRANDMASTER(TM))          (GRANDMASTER(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $               183,292    $                56,327    $              (205,353)
  Net realized gain (loss) on sales of investments                (3,834,605)                  (409,081)                (1,823,461)
  Change in net unrealized appreciation
    (depreciation) during the period                               7,462,708                    947,952                  7,853,757
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        3,811,395                    595,198                  5,824,943

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                              134,187                     22,645                    125,541
    Contract terminations and benefits                            (2,614,086)                  (431,380)                (2,908,577)
    Net transfers among investment options                       (12,044,641)                  (357,399)                (5,494,445)
    Contract maintenance charges                                      (9,139)                    (1,425)                   (11,523)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                             (14,533,679)                  (767,559)                (8,289,004)
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                (10,722,284)                  (172,361)                (2,464,061)

Net assets, beginning of year                                     28,537,548                  3,210,740                 29,233,203
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $            17,815,264    $             3,038,379    $            26,769,142
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                      6,235                      1,418                      5,480
  Units redeemed                                                    (115,654)                   (26,973)                  (123,549)
  Units transferred                                                 (599,883)                   (21,391)                  (252,828)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                    (709,302)                   (46,946)                  (370,897)
                                                     =============================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                                                     INITIAL CLASS
                                                     -----------------------------------------------------------------------------
                                                         VIP III GROWTH                                       VIP III GROWTH &
                                                          OPPORTUNITIES            VIP III BALANCED                INCOME
                                                        (GRANDMASTER(TM))          (GRANDMASTER(TM))          (GRANDMASTER(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $               (12,632)   $                65,568    $               (12,363)
  Net realized gain (loss) on sales of investments                  (145,966)                  (185,252)                  (556,772)
  Change in net unrealized appreciation
    (depreciation) during the period                                 741,679                    715,772                  1,942,074
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          583,081                    596,088                  1,372,939

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                               28,534                     22,660                     28,215
    Contract terminations and benefits                              (319,169)                  (391,166)                  (788,784)
    Net transfers among investment options                           (84,116)                  (564,142)                   841,087
    Contract maintenance charges                                      (1,551)                    (1,971)                    (3,925)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                (376,302)                  (934,619)                    76,593
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    206,779                   (338,531)                 1,449,532

Net assets, beginning of year                                      2,369,070                  4,152,477                  6,385,785
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $             2,575,849    $             3,813,946    $             7,835,317
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                      3,523                      1,893                      2,154
  Units redeemed                                                     (37,108)                   (33,092)                   (61,720)
  Units transferred                                                  (10,865)                   (46,192)                    61,844
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                     (44,450)                   (77,391)                     2,278
                                                     =============================================================================

                                                                                     SERVICE CLASS
                                                     -----------------------------------------------------------------------------
                                                        TOUCHSTONE MONEY           TOUCHSTONE MONEY           TOUCHSTONE MONEY
                                                             MARKET                     MARKET                     MARKET
                                                       (PINNACLEPLUS(TM))       (GRANDMASTER FLEX3(TM))       (IQ ANNUITY(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                           -JULY 15*-                 -JULY 14*-                 -JULY 14*-
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                  (239)   $                  (670)   $               (12,649)
  Net realized gain (loss) on sales of investments                         -                          -                          -
  Change in net unrealized appreciation
    (depreciation) during the period                                       1                          -                          -
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                             (238)                      (670)                   (12,649)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                              230,398                    696,332                    636,700
    Contract terminations and benefits                                  (952)                         -                 (2,948,569)
    Net transfers among investment options                           (20,238)                  (295,694)                 5,736,403
    Contract maintenance charges                                           -                        (14)                    (1,471)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 209,208                    400,624                  3,423,063
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    208,970                    399,954                  3,410,414

Net assets, beginning of year                                              -                          -                          -
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $               208,970    $               399,954    $             3,410,414
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                     23,135                     69,902                     63,867
  Units redeemed                                                         (96)                        (1)                  (295,366)
  Units transferred                                                   (2,037)                   (29,745)                   573,910
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                      21,002                     40,156                    342,411
                                                     =============================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                                                     SERVICE CLASS
                                                     -----------------------------------------------------------------------------
                                                        TOUCHSTONE MONEY
                                                             MARKET                                             MFS EMERGING
                                                        (ANNUICHOICE(TM))           VIP III MID CAP                GROWTH
                                                            DIVISION               (GRANDMASTER(TM))          (IQ ANNUITY(TM))
                                                           -JULY 14*-                  DIVISION                   DIVISION
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                (5,192)   $               (41,594)   $                (8,356)
  Net realized gain (loss) on sales of investments                         -                   (160,021)                    13,513
  Change in net unrealized appreciation
    (depreciation) during the period                                       -                  1,442,194                    138,814
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           (5,192)                 1,240,579                    143,971

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                               21,110                     19,100                      1,743
    Contract terminations and benefits                              (409,179)                  (320,874)                   (61,778)
    Net transfers among investment options                         3,125,468                   (859,183)                   (49,244)
    Contract maintenance charges                                      (9,124)                    (1,600)                      (473)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                               2,728,275                 (1,162,557)                  (109,752)
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                  2,723,083                     78,022                     34,219

Net assets, beginning of year                                              -                  4,728,956                    530,161
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $             2,723,083    $             4,806,978    $               564,380
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                      2,794                      1,280                        311
  Units redeemed                                                     (42,546)                   (20,217)                   (11,789)
  Units transferred                                                  312,606                    (64,915)                    (8,445)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                     272,854                    (83,852)                   (19,923)
                                                     =============================================================================

                                                                                     SERVICE CLASS
                                                     -----------------------------------------------------------------------------
                                                          MFS EMERGING               MFS EMERGING               MFS EMERGING
                                                             GROWTH                     GROWTH                     GROWTH
                                                        (ANNUICHOICE(TM))          (GRANDMASTER(TM))       (GRANDMASTER FLEX3(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                    (5)   $                  (241)   $                  (254)
  Net realized gain (loss) on sales of investments                         2                       (439)                      (187)
  Change in net unrealized appreciation
    (depreciation) during the period                                      98                      4,005                      4,235
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                               95                      3,325                      3,794

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                    -                          -                     24,000
    Contract terminations and benefits                                     -                     (9,980)                         -
    Net transfers among investment options                             1,037                     36,786                        205
    Contract maintenance charges                                         (62)                        (8)                         -
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                     975                     26,798                     24,205
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                      1,070                     30,123                     27,999

Net assets, beginning of year                                              -                      8,410                          -
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                 1,070    $                38,533    $                27,999
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                          -                          -                      2,660
  Units redeemed                                                          (8)                    (1,468)                         -
  Units transferred                                                      133                      4,841                         28
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                         126                      3,373                      2,687
                                                     =============================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                                                     SERVICE CLASS
                                                     -----------------------------------------------------------------------------
                                                      MFS INVESTORS GROWTH       MFS INVESTORS GROWTH       MFS INVESTORS GROWTH
                                                              STOCK                      STOCK                      STOCK
                                                        (IQ ANNUITY(TM))           (ANNUICHOICE(TM))          (GRANDMASTER(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                  (617)   $                  (219)   $                  (193)
  Net realized gain (loss) on sales of investments                    (1,122)                     1,430                        (64)
  Change in net unrealized appreciation
    (depreciation) during the period                                   5,994                      2,761                      3,011
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                            4,255                      3,972                      2,754

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                    -                      3,496                          -
    Contract terminations and benefits                               (12,727)                         -                     (2,389)
    Net transfers among investment options                           (15,922)                   (32,924)                       771
    Contract maintenance charges                                        (131)                       (54)                        (6)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 (28,780)                   (29,482)                    (1,624)
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    (24,525)                   (25,510)                     1,130

Net assets, beginning of year                                         59,737                     39,866                     13,482
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                35,212    $                14,356    $                14,612
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                          -                        404                          -
  Units redeemed                                                      (2,121)                        (7)                      (292)
  Units transferred                                                   (3,773)                    (4,274)                        92
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                      (5,894)                    (3,877)                      (199)
                                                     =============================================================================


                                                                                     SERVICE CLASS
                                                     -----------------------------------------------------------------------------
                                                      MFS INVESTORS GROWTH
                                                              STOCK               MFS INVESTORS TRUST        MFS INVESTORS TRUST
                                                     (GRANDMASTER FLEX3(TM))       (IQ ANNUITY(TM))           (ANNUICHOICE(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                  (431)   $                  (838)   $                   (86)
  Net realized gain (loss) on sales of investments                        38                    (11,560)                        (4)
  Change in net unrealized appreciation
    (depreciation) during the period                                   6,045                     28,303                      3,114
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                            5,652                     15,905                      3,024

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                3,750                     30,538                          -
    Contract terminations and benefits                                     -                    (46,342)                         -
    Net transfers among investment options                            23,674                     12,618                        (14)
    Contract maintenance charges                                        (119)                      (105)                       (10)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  27,305                     (3,291)                       (24)
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     32,957                     12,614                      3,000

Net assets, beginning of year                                          4,198                    102,671                     14,671
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                37,155    $               115,285    $                17,671
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                        396                      4,113                          -
  Units redeemed                                                         (13)                    (6,785)                        (1)
  Units transferred                                                    2,809                      1,659                          -
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                       3,193                     (1,013)                        (1)
                                                     =============================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                                                     SERVICE CLASS
                                                     -----------------------------------------------------------------------------
                                                       MFS INVESTORS TRUST        MFS INVESTORS TRUST        MFS MID CAP GROWTH
                                                        (GRANDMASTER(TM))       (GRANDMASTER FLEX3(TM))       (IQ ANNUITY(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                  (969)   $                  (202)   $                (1,959)
  Net realized gain (loss) on sales of investments                     6,059                         30                     24,101
  Change in net unrealized appreciation
    (depreciation) during the period                                  18,163                      4,409                     17,442
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           23,253                      4,237                     39,584

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                  280                      5,274                      1,123
    Contract terminations and benefits                               (35,627)                         -                     (4,063)
    Net transfers among investment options                           (21,603)                    47,876                    114,383
    Contract maintenance charges                                         (54)                       (25)                      (148)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 (57,004)                    53,125                    111,295
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    (33,751)                    57,362                    150,879

Net assets, beginning of year                                        124,454                          -                    106,159
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                90,703    $                57,362    $               257,038
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                         37                        513                        208
  Units redeemed                                                      (4,397)                        (3)                      (803)
  Units transferred                                                   (2,018)                     4,994                     20,852
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                      (6,378)                     5,505                     20,258
                                                     =============================================================================


                                                                                     SERVICE CLASS
                                                     -----------------------------------------------------------------------------
                                                       MFS MID CAP GROWTH         MFS MID CAP GROWTH         MFS MID CAP GROWTH
                                                        (ANNUICHOICE(TM))          (GRANDMASTER(TM))       (GRANDMASTER FLEX3(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                (1,053)   $                (3,031)   $                  (442)
  Net realized gain (loss) on sales of investments                    (7,051)                     3,251                         82
  Change in net unrealized appreciation
    (depreciation) during the period                                  32,611                     24,834                      9,527
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           24,507                     25,054                      9,167

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                6,433                      1,875                      3,750
    Contract terminations and benefits                                  (463)                   (13,474)                         -
    Net transfers among investment options                           195,015                  1,135,494                     22,037
    Contract maintenance charges                                        (617)                       (98)                      (127)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 200,368                  1,123,797                     25,660
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    224,875                  1,148,851                     34,827

Net assets, beginning of year                                         57,929                     36,383                      4,269
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $               282,804    $             1,185,234    $                39,096
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                        995                        317                        403
  Units redeemed                                                        (159)                    (2,761)                       (13)
  Units transferred                                                   26,208                    189,619                      2,742
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                      27,044                    187,176                      3,131
                                                     =============================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                                                     SERVICE CLASS
                                                     -----------------------------------------------------------------------------
                                                        MFS NEW DISCOVERY          MFS NEW DISCOVERY         MFS NEW DISCOVERY
                                                        (IQ ANNUITY(TM))           (ANNUICHOICE(TM))         (GRANDMASTER(TM))
                                                            DIVISION                   DIVISION                  DIVISION
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                (1,894)   $                (1,286)   $                (4,181)
  Net realized gain (loss) on sales of investments                       278                       (459)                    (6,402)
  Change in net unrealized appreciation
    (depreciation) during the period                                  37,710                     38,111                     91,094
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           36,094                     36,366                     80,511

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                    -                          -                          -
    Contract terminations and benefits                                (2,507)                         -                    (45,353)
    Net transfers among investment options                             7,205                      4,674                    106,800
    Contract maintenance charges                                         (61)                      (692)                       (88)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                   4,637                      3,982                     61,359
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     40,731                     40,348                    141,870

Net assets, beginning of year                                        110,097                    108,598                    275,024
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $               150,828    $               148,946    $               416,894
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                          -                          -                          -
  Units redeemed                                                        (364)                       (85)                    (6,347)
  Units transferred                                                    1,133                        681                     12,705
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                         768                        596                      6,359
                                                     =============================================================================

                                                                                     SERVICE CLASS
                                                     -----------------------------------------------------------------------------
                                                           MFS CAPITAL                MFS CAPITAL                MFS CAPITAL
                                                          OPPORTUNITIES              OPPORTUNITIES              OPPORTUNITIES
                                                        (IQ ANNUITY(TM))           (ANNUICHOICE(TM))          (GRANDMASTER(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                (2,230)   $                  (704)   $                  (662)
  Net realized gain (loss) on sales of investments                   (19,358)                      (536)                      (785)
  Change in net unrealized appreciation
    (depreciation) during the period                                  56,504                     17,992                     13,680
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           34,916                     16,752                     12,233

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                    -                      1,456                      2,535
    Contract terminations and benefits                                (3,489)                      (778)                    (2,500)
    Net transfers among investment options                            41,077                     19,765                     75,679
    Contract maintenance charges                                         (44)                      (318)                       (64)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  37,544                     20,125                     75,650
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     72,460                     36,877                     87,883

Net assets, beginning of year                                        124,828                     54,003                     25,908
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $               197,288    $                90,880    $               113,791
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                          -                        185                        430
  Units redeemed                                                        (587)                      (143)                      (403)
  Units transferred                                                    6,702                      2,744                     11,707
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                       6,114                      2,786                     11,735
                                                     =============================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                                                     SERVICE CLASS
                                                     -----------------------------------------------------------------------------
                                                        MFS TOTAL RETURN           MFS TOTAL RETURN           MFS TOTAL RETURN
                                                        (IQ ANNUITY(TM))           (ANNUICHOICE(TM))          (GRANDMASTER(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                 2,556    $                 2,536    $                 2,758
  Net realized gain (loss) on sales of investments                   (10,709)                    (4,243)                     1,267
  Change in net unrealized appreciation
    (depreciation) during the period                                 164,351                     93,393                    220,721
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          156,198                     91,686                    224,746

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                               97,235                     21,450                      5,057
    Contract terminations and benefits                              (133,717)                    (8,202)                  (149,909)
    Net transfers among investment options                           250,878                    336,287                    115,212
    Contract maintenance charges                                      (1,207)                    (3,389)                      (457)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 213,189                    346,146                    (30,097)
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    369,387                    437,832                    194,649

Net assets, beginning of year                                        841,565                    363,865                  1,663,053
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $             1,210,952    $               801,697    $             1,857,702
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                     10,345                      2,122                        532
  Units redeemed                                                     (13,991)                    (1,172)                   (15,949)
  Units transferred                                                   27,232                     34,640                     10,983
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                      23,585                     35,590                     (4,434)
                                                     =============================================================================

                                                                                     SERVICE CLASS
                                                     -----------------------------------------------------------------------------
                                                        MFS TOTAL RETURN             MFS RESEARCH               MFS RESEARCH
                                                     (GRANDMASTER FLEX3(TM))       (ANNUICHOICE(TM))          (GRANDMASTER(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                  (463)   $                  (278)   $                  (133)
  Net realized gain (loss) on sales of investments                      (402)                      (123)                       277
  Change in net unrealized appreciation
    (depreciation) during the period                                   9,414                     10,466                      2,805
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                            8,549                     10,065                      2,949

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                               38,428                          -                          -
    Contract terminations and benefits                                   (69)                         -                     (2,166)
    Net transfers among investment options                            77,030                      3,988                         38
    Contract maintenance charges                                        (122)                      (224)                        (2)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 115,267                      3,764                     (2,130)
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    123,816                     13,829                        819

Net assets, beginning of year                                          8,769                     39,580                     13,826
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $               132,585    $                53,409    $                14,645
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                      3,755                          -                          -
  Units redeemed                                                         (19)                       (28)                      (256)
  Units transferred                                                    7,602                        549                          5
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                      11,339                        522                       (251)
                                                     =============================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                                                     SERVICE CLASS
                                                     -----------------------------------------------------------------------------
                                                                                                                 JANUS ASPEN
                                                                                  JANUS ASPEN GROWTH          WORLDWIDE GROWTH
                                                          MFS RESEARCH            (PINNACLEPLUS(TM))         (PINNACLEPLUS(TM))
                                                            (IQ3(TM))                  DIVISION                   DIVISION
                                                            DIVISION                  -JULY 15*-                 -JULY 15*-
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                    (4)   $                    (1)            $            -
  Net realized gain (loss) on sales of investments                         1                          -                          -
  Change in net unrealized appreciation
    (depreciation) during the period                                      59                        108                        199
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                               56                        107                        199

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                    -                          -                          -
    Contract terminations and benefits                                     -                          -                          -
    Net transfers among investment options                               656                      6,300                      3,444
    Contract maintenance charges                                          (3)                         -                          -
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                     653                      6,300                      3,444
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                        709                      6,407                      3,643

Net assets, beginning of year                                              -                          -                          -
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                   709    $                 6,407    $                 3,643
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                          -                          -                          -
  Units redeemed                                                          (0)                         -                          -
  Units transferred                                                       71                        571                        327
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                          71                        571                        327
                                                     =============================================================================

                                                                                     SERVICE CLASS
                                                     -----------------------------------------------------------------------------
                                                           MFS CAPITAL               MFS EMERGING           MFS INVESTORS GROWTH
                                                          OPPORTUNITIES                 GROWTH                  STOCK SERIES
                                                       (PINNACLEPLUS(TM))         (PINNACLEPLUS(TM))         (PINNACLEPLUS(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                           -JULY 15*-                 -JULY 15*-                 -JULY 15*-
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                    (1)   $                    (6)   $                   (72)
  Net realized gain (loss) on sales of investments                         -                          -                          1
  Change in net unrealized appreciation
    (depreciation) during the period                                      19                         62                      1,240
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                               18                         56                      1,169

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                    -                          -                     28,719
    Contract terminations and benefits                                     -                          -                          -
    Net transfers among investment options                               555                      2,185                      6,860
    Contract maintenance charges                                           -                          -                         (7)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                     555                      2,185                     35,572
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                        573                      2,241                     36,741

Net assets, beginning of year                                              -                          -                          -
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                   573    $                 2,241    $                36,741
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                          -                          -                      2,865
  Units redeemed                                                           -                          -                         (1)
  Units transferred                                                       53                        211                        679
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                          53                        211                      3,543
                                                     =============================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                                                     SERVICE CLASS
                                                     -----------------------------------------------------------------------------
                                                       MFS INVESTORS TRUST         MFS NEW DISCOVERY          MFS TOTAL RETURN
                                                       (PINNACLEPLUS(TM))         (PINNACLEPLUS(TM))         (PINNACLEPLUS(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                           -JULY 15*-                 -JULY 15*-                 -JULY 15*-
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                   (42)   $                    (7)   $                  (558)
  Net realized gain (loss) on sales of investments                         2                          -                         48
  Change in net unrealized appreciation
    (depreciation) during the period                                   1,379                         21                     10,236
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                            1,339                         14                      9,726

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                               23,521                          -                    272,356
    Contract terminations and benefits                                     -                          -                       (740)
    Net transfers among investment options                             3,400                      3,144                     15,343
    Contract maintenance charges                                          (2)                         -                         (7)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  26,919                      3,144                    286,952
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     28,258                      3,158                    296,678

Net assets, beginning of year                                              -                          -                          -
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                28,258    $                 3,158    $               296,678
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                      2,283                          -                     26,449
  Units redeemed                                                           -                          -                        (71)
  Units transferred                                                      319                        285                      1,453
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                       2,602                        285                     27,831
                                                     =============================================================================

                                                                                    SERVICE CLASS 2
                                                     -----------------------------------------------------------------------------
                                                        VIP MONEY MARKET           VIP MONEY MARKET           VIP MONEY MARKET
                                                        (IQ ANNUITY(TM))           (ANNUICHOICE(TM))       (GRANDMASTER FLEX3(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                           -JULY 25**-                -JULY 25**-                -JULY 25**-
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $               (19,248)   $                (4,068)   $                   (96)
  Net realized gain (loss) on sales of investments                         -                          -                          -
  Change in net unrealized appreciation
    (depreciation) during the period                                       -                          -                          -
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (19,248)                    (4,068)                       (96)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                            2,378,865                    275,904                     90,334
    Contract terminations and benefits                            (2,150,802)                   (74,703)                         -
    Net transfers among investment options                        (4,909,927)                (4,094,750)                   (90,235)
    Contract maintenance charges                                      (2,276)                   (10,940)                        (3)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                              (4,684,140)                (3,904,489)                        96
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                 (4,703,388)                (3,908,557)                         -

Net assets, beginning of year                                      4,703,388                  3,908,557                          -
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                     -    $                     -    $                     -
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                    234,550                     27,411                      9,076
  Units redeemed                                                    (212,112)                    (8,598)                         -
  Units transferred                                                 (484,007)                  (405,034)                    (9,076)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                    (461,569)                  (386,221)                         -
                                                     =============================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                                                    SERVICE CLASS 2
                                                     -----------------------------------------------------------------------------
                                                         VIP HIGH INCOME            VIP HIGH INCOME           VIP EQUITY-INCOME
                                                        (IQ ANNUITY(TM))           (ANNUICHOICE(TM))          (IQ ANNUITY(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                13,246    $                 2,254    $                 2,793
  Net realized gain (loss) on sales of investments                    66,508                     41,159                    (49,877)
  Change in net unrealized appreciation
    (depreciation) during the period                                  20,117                     30,622                    333,634
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           99,871                     74,035                    286,550

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                               68,631                      7,794                     56,383
    Contract terminations and benefits                              (929,759)                    (7,712)                  (129,644)
    Net transfers among investment options                         1,228,589                    346,589                     85,695
    Contract maintenance charges                                        (195)                    (2,100)                    (1,089)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 367,266                    344,571                     11,345
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    467,137                    418,606                    297,895

Net assets, beginning of year                                        245,613                     65,472                    995,303
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $               712,750    $               484,078    $             1,293,198
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                      6,970                        702                      6,968
  Units redeemed                                                     (94,158)                      (886)                   (15,997)
  Units transferred                                                  126,971                     32,834                     10,883
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                      39,783                     32,650                      1,854
                                                     =============================================================================

                                                                                    SERVICE CLASS 2
                                                     -----------------------------------------------------------------------------
                                                        VIP EQUITY-INCOME          VIP EQUITY-INCOME             VIP GROWTH
                                                        (ANNUICHOICE(TM))       (GRANDMASTER FLEX3(TM))       (IQ ANNUITY(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                   (72)   $                  (374)   $               (15,526)
  Net realized gain (loss) on sales of investments                    (5,551)                       141                    103,325
  Change in net unrealized appreciation
    (depreciation) during the period                                 175,140                     11,892                    220,217
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          169,517                     11,659                    308,016

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                              101,129                     19,489                     10,112
    Contract terminations and benefits                               (23,110)                    (1,051)                  (174,031)
    Net transfers among investment options                           231,425                     53,869                    262,512
    Contract maintenance charges                                      (2,954)                       (29)                    (1,777)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 306,490                     72,278                     96,816
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    476,007                     83,937                    404,832

Net assets, beginning of year                                        289,696                      1,490                    608,628
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $               765,703    $                85,427    $             1,013,460
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                     13,289                      1,995                      1,609
  Units redeemed                                                      (3,028)                      (112)                   (28,586)
  Units transferred                                                   27,309                      5,696                     57,828
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                      37,570                      7,579                     30,851
                                                     =============================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                                                    SERVICE CLASS 2
                                                     -----------------------------------------------------------------------------
                                                           VIP GROWTH                 VIP GROWTH                VIP OVERSEAS
                                                        (ANNUICHOICE(TM))       (GRANDMASTER FLEX3(TM))       (IQ ANNUITY(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                (3,351)   $                  (135)   $                (1,185)
  Net realized gain (loss) on sales of investments                    (4,670)                        89                     48,900
  Change in net unrealized appreciation
    (depreciation) during the period                                 117,107                      2,610                     15,765
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          109,086                      2,564                     63,480

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                               45,509                     12,848                      5,000
    Contract terminations and benefits                                (6,308)                      (400)                      (288)
    Net transfers among investment options                           142,230                     14,526                    (11,289)
    Contract maintenance charges                                      (2,040)                         -                        (59)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 179,391                     26,974                     (6,636)
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    288,477                     29,538                     56,844

Net assets, beginning of year                                        205,510                          -                     63,818
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $               493,987    $                29,538    $               120,662
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                      7,013                      1,281                        620
  Units redeemed                                                      (1,094)                       (41)                       (50)
  Units transferred                                                   18,863                      1,495                      3,058
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                      24,782                      2,735                      3,628
                                                     =============================================================================

                                                                                    SERVICE CLASS 2
                                                     -----------------------------------------------------------------------------
                                                                                 VIP INVESTMENT GRADE       VIP INVESTMENT GRADE
                                                          VIP OVERSEAS                   BOND                       BOND
                                                        (ANNUICHOICE(TM))          (IQ ANNUITY(TM))           (ANNUICHOICE(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                (1,141)   $                40,212    $                25,645
  Net realized gain (loss) on sales of investments                   (11,709)                    63,649                      1,615
  Change in net unrealized appreciation
    (depreciation) during the period                                  76,973                    (70,301)                      (660)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           64,123                     33,560                     26,600

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                               45,512                     96,865                    108,129
    Contract terminations and benefits                                (3,556)                  (259,221)                   (17,640)
    Net transfers among investment options                            97,262                   (389,104)                   487,892
    Contract maintenance charges                                        (881)                    (1,321)                    (3,328)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 138,337                   (552,781)                   575,053
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    202,460                   (519,221)                   601,653

Net assets, beginning of year                                         69,477                  1,695,000                    404,086
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $               271,937    $             1,175,779    $             1,005,739
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                      6,596                      8,411                      9,509
  Units redeemed                                                        (588)                   (22,872)                    (1,849)
  Units transferred                                                   10,287                    (34,873)                    42,790
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                      16,295                    (49,334)                    50,450
                                                     =============================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                                                    SERVICE CLASS 2
                                                     -----------------------------------------------------------------------------
                                                        VIP ASSET MANAGER          VIP ASSET MANAGER            VIP INDEX 500
                                                        (IQ ANNUITY(TM))           (ANNUICHOICE(TM))          (IQ ANNUITY(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                 4,934    $                 2,595    $                (3,873)
  Net realized gain (loss) on sales of investments                      (732)                      (588)                    48,097
  Change in net unrealized appreciation
    (depreciation) during the period                                  39,848                     22,499                    161,782
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           44,050                     24,506                    206,006

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                               13,467                         (5)                    76,988
    Contract terminations and benefits                               (18,460)                    (4,218)                  (111,474)
    Net transfers among investment options                            74,167                    104,307                    328,298
    Contract maintenance charges                                        (241)                      (799)                      (764)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  68,933                     99,285                    293,048
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    112,983                    123,791                    499,054

Net assets, beginning of year                                        228,218                    103,981                    576,717
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $               341,201    $               227,772    $             1,075,771
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                      1,366                          8                     10,987
  Units redeemed                                                      (1,931)                      (504)                   (15,086)
  Units transferred                                                    8,043                     10,499                     45,640
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                       7,478                     10,003                     41,541
                                                     =============================================================================

                                                                                    SERVICE CLASS 2
                                                     -----------------------------------------------------------------------------
                                                                                  VIP ASSET MANAGER:         VIP ASSET MANAGER:
                                                          VIP INDEX 500                 GROWTH                     GROWTH
                                                        (ANNUICHOICE(TM))          (IQ ANNUITY(TM))           (ANNUICHOICE(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                (2,251)   $                 1,904    $                   424
  Net realized gain (loss) on sales of investments                    32,884                     (2,868)                    (1,923)
  Change in net unrealized appreciation
    (depreciation) during the period                                 106,539                     33,157                     41,327
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          137,172                     32,193                     39,828

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                  (45)                         -                     91,021
    Contract terminations and benefits                               (15,617)                   (22,911)                    (6,934)
    Net transfers among investment options                           340,185                     20,455                      7,304
    Contract maintenance charges                                      (3,853)                       (80)                      (609)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 320,670                     (2,536)                    90,782
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    457,842                     29,657                    130,610

Net assets, beginning of year                                        285,478                    150,561                     68,939
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $               743,320    $               180,218    $               199,549
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                         21                          -                     11,118
  Units redeemed                                                      (2,382)                    (2,621)                      (858)
  Units transferred                                                   43,680                      2,355                        846
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                      41,319                       (266)                    11,106
                                                     =============================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                                                    SERVICE CLASS 2
                                                     -----------------------------------------------------------------------------
                                                          VIP BALANCED               VIP BALANCED              VIP CONTRAFUND
                                                        (IQ ANNUITY(TM))           (ANNUICHOICE(TM))          (IQ ANNUITY(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                 8,837    $                 1,286    $               (16,147)
  Net realized gain (loss) on sales of investments                   (23,717)                    13,164                      2,936
  Change in net unrealized appreciation
    (depreciation) during the period                                 113,048                     23,713                    345,536
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           98,168                     38,163                    332,325

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                              224,664                     15,912                    118,188
    Contract terminations and benefits                              (117,674)                    (9,505)                  (209,594)
    Net transfers among investment options                          (189,507)                    77,945                    460,152
    Contract maintenance charges                                        (275)                    (1,254)                      (840)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 (82,792)                    83,098                    367,906
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     15,376                    121,261                    700,231

Net assets, beginning of year                                        569,746                    134,295                    989,928
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $               585,122    $               255,556    $             1,690,159
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                     26,673                      1,576                     13,267
  Units redeemed                                                     (12,459)                    (1,108)                   (23,972)
  Units transferred                                                  (21,688)                     8,896                     54,141
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                      (7,474)                     9,364                     43,436
                                                     =============================================================================

                                                                                    SERVICE CLASS 2
                                                     -----------------------------------------------------------------------------
                                                                                                                 VIP GROWTH
                                                         VIP CONTRAFUND             VIP CONTRAFUND              OPPORTUNITIES
                                                        (ANNUICHOICE(TM))       (GRANDMASTER FLEX3(TM))       (IQ ANNUITY(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                (3,432)   $                (1,150)   $                  (170)
  Net realized gain (loss) on sales of investments                     5,797                      2,267                        (93)
  Change in net unrealized appreciation
    (depreciation) during the period                                 119,967                     22,544                      3,738
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          122,332                     23,661                      3,475

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                              103,312                     99,362                          -
    Contract terminations and benefits                               (11,681)                      (503)                    (1,500)
    Net transfers among investment options                           144,685                     61,719                     14,304
    Contract maintenance charges                                      (2,207)                      (177)                       (27)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 234,109                    160,401                     12,777
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    356,441                    184,062                     16,252

Net assets, beginning of year                                        245,862                      7,637                      6,473
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $               602,303    $               191,699    $                22,725
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                     11,996                      9,891                          -
  Units redeemed                                                      (1,485)                       (68)                      (183)
  Units transferred                                                   15,132                      6,433                      1,781
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                      25,643                     16,256                      1,598
                                                     =============================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                                                    SERVICE CLASS 2
                                                     -----------------------------------------------------------------------------
                                                           VIP GROWTH                 VIP GROWTH
                                                          OPPORTUNITIES              OPPORTUNITIES           VIP GROWTH & INCOME
                                                        (ANNUICHOICE(TM))       (GRANDMASTER FLEX3(TM))       (IQ ANNUITY(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                  (334)   $                   (50)   $                (1,783)
  Net realized gain (loss) on sales of investments                      (490)                         5                    (10,155)
  Change in net unrealized appreciation
    (depreciation) during the period                                  15,052                        962                    115,984
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           14,228                        917                    104,046

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                  (42)                     4,469                     18,559
    Contract terminations and benefits                                (5,602)                         -                   (157,047)
    Net transfers among investment options                            15,156                      3,274                     58,031
    Contract maintenance charges                                        (204)                         -                       (452)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                   9,308                      7,743                    (80,909)
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     23,536                      8,660                     23,137

Net assets, beginning of year                                         40,145                          -                    495,358
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                63,681    $                 8,660    $               518,495
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                          -                        460                      2,118
  Units redeemed                                                        (688)                         -                    (18,474)
  Units transferred                                                    1,921                        323                      7,146
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                       1,233                        783                     (9,210)
                                                     =============================================================================

                                                                                    SERVICE CLASS 2
                                                     -----------------------------------------------------------------------------
                                                       VIP GROWTH & INCOME        VIP GROWTH & INCOME            VIP MID CAP
                                                        (ANNUICHOICE(TM))       (GRANDMASTER FLEX3(TM))       (IQ ANNUITY(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                  (233)   $                  (123)   $               (11,897)
  Net realized gain (loss) on sales of investments                     6,026                        128                     13,041
  Change in net unrealized appreciation
    (depreciation) during the period                                  12,177                      2,073                    318,793
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           17,970                      2,078                    319,937

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                6,390                      5,717                     58,317
    Contract terminations and benefits                                (6,093)                    (1,176)                  (128,039)
    Net transfers among investment options                            36,213                     21,967                     89,212
    Contract maintenance charges                                        (549)                        (6)                      (514)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  35,961                     26,502                     18,976
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     53,931                     28,580                    338,913

Net assets, beginning of year                                         58,542                        914                    910,718
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $               112,473    $                29,494    $             1,249,631
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                        693                        540                      5,471
  Units redeemed                                                        (729)                      (114)                   (13,439)
  Units transferred                                                    4,016                      2,106                      8,690
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                       3,980                      2,532                        722
                                                     =============================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                                                    SERVICE CLASS 2
                                                     -----------------------------------------------------------------------------
                                                                                                               VIP AGGRESSIVE
                                                           VIP MID CAP                VIP MID CAP                  GROWTH
                                                        (ANNUICHOICE(TM))       (GRANDMASTER FLEX3(TM))       (IQ ANNUITY(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                (2,372)   $                  (627)   $                  (716)
  Net realized gain (loss) on sales of investments                    (9,436)                       286                       (858)
  Change in net unrealized appreciation
    (depreciation) during the period                                 120,631                     17,950                     13,945
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          108,823                     17,609                     12,371

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                    -                     85,766                          -
    Contract terminations and benefits                                (3,553)                         -                     (5,333)
    Net transfers among investment options                           132,791                      9,423                         (8)
    Contract maintenance charges                                      (1,730)                       (13)                      (130)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 127,508                     95,176                     (5,471)
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    236,331                    112,785                      6,900

Net assets, beginning of year                                        224,005                      5,459                     45,569
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $               460,336    $               118,244    $                52,469
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                         36                      8,257                          -
  Units redeemed                                                        (504)                        (1)                      (635)
  Units transferred                                                   12,644                        872                          -
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                      12,176                      9,128                       (635)
                                                     =============================================================================

                                                                                    SERVICE CLASS 2
                                                     -----------------------------------------------------------------------------
                                                       VIP DYNAMIC CAPITAL        VIP DYNAMIC CAPITAL         FIDELITY BALANCED
                                                          APPRECIATION               APPRECIATION          (GRANDMASTER FLEX3(TM))
                                                        (IQ ANNUITY(TM))           (ANNUICHOICE(TM))              DIVISION
                                                            DIVISION                   DIVISION                   -MAY 1*-
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                (4,591)   $                  (286)   $                   (99)
  Net realized gain (loss) on sales of investments                       142                         44                          1
  Change in net unrealized appreciation
    (depreciation) during the period                                  70,858                      6,390                        815
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           66,409                      6,148                        717

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                    -                          -                     28,941
    Contract terminations and benefits                                (2,149)                         -                          -
    Net transfers among investment options                               109                        (19)                        16
    Contract maintenance charges                                         (51)                      (182)                        (6)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  (2,091)                      (201)                    28,951
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     64,318                      5,947                     29,668

Net assets, beginning of year                                        287,834                     26,082                          -
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $               352,152    $                32,029    $                29,668
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                          -                          -                      2,656
  Units redeemed                                                        (166)                       (18)                        (1)
  Units transferred                                                        1                          1                          1
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                        (165)                       (17)                     2,656
                                                     =============================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                                                    SERVICE CLASS 2
                                                     -----------------------------------------------------------------------------
                                                                                    FRANKLIN INCOME           FRANKLIN GROWTH &
                                                      FIDELITY HIGH INCOME            SECURITIES              INCOME SECURITIES
                                                     (GRANDMASTER FLEX3(TM))       (GRANDMASTER(TM))          (GRANDMASTER(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                            -MAY 1*-                 -JANUARY 6*-               -JANUARY 6*-
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                  (607)   $                24,332    $                 7,028
  Net realized gain (loss) on sales of investments                        55                      8,149                       (450)
  Change in net unrealized appreciation
    (depreciation) during the period                                   7,460                    127,806                     67,650
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                            6,908                    160,287                     74,228

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                               54,469                        730                      2,682
    Contract terminations and benefits                                (4,890)                   (32,653)                   (53,776)
    Net transfers among investment options                           596,897                    922,355                    414,082
    Contract maintenance charges                                           -                       (218)                      (115)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 646,476                    890,214                    362,873
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    653,384                  1,050,501                    437,101

Net assets, beginning of year                                              -                          -                          -
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $               653,384    $             1,050,501    $               437,101
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                      4,793                         73                        263
  Units redeemed                                                        (427)                    (2,977)                    (5,449)
  Units transferred                                                   52,549                     86,145                     41,979
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                      56,915                     83,241                     36,793
                                                     =============================================================================

                                                                                    SERVICE CLASS 2
                                                     -----------------------------------------------------------------------------
                                                       FRANKLIN LARGE CAP          TEMPLETON FOREIGN           FRANKLIN MUTUAL
                                                        GROWTH SECURITIES             SECURITIES              SHARES SECURITIES
                                                        (GRANDMASTER(TM))          (GRANDMASTER(TM))          (GRANDMASTER(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                          -JANUARY 6*-               -JANUARY 6*-               -JANUARY 6*-
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                  (208)   $                  (128)   $                (1,927)
  Net realized gain (loss) on sales of investments                       164                         56                        683
  Change in net unrealized appreciation
    (depreciation) during the period                                   4,016                      3,992                     91,990
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                            3,972                      3,920                     90,746

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                   41                        750                        752
    Contract terminations and benefits                                   (48)                      (499)                    (2,868)
    Net transfers among investment options                            67,332                     50,886                    602,454
    Contract maintenance charges                                          (3)                         -                       (116)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  67,322                     51,137                    600,222
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     71,294                     55,057                    690,968

Net assets, beginning of year                                              -                          -                          -
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                71,294    $                55,057    $               690,968
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                          4                         63                         77
  Units redeemed                                                          (4)                       (41)                      (270)
  Units transferred                                                    5,961                      4,320                     57,016
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                       5,961                      4,342                     56,823
                                                     =============================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                                                    SERVICE CLASS 2
                                                     -----------------------------------------------------------------------------
                                                        TEMPLETON GROWTH          FIDELITY VIP ASSET         FIDELITY VIP ASSET
                                                           SECURITIES                   MANAGER                MANAGER GROWTH
                                                        (GRANDMASTER(TM))         (PINNACLEPLUS(TM))         (PINNACLEPLUS(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                          -JANUARY 6*-                -JULY 15*-                 -JULY 15*-
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                  (124)   $                  (175)   $                   (31)
  Net realized gain (loss) on sales of investments                       234                         13                          1
  Change in net unrealized appreciation
    (depreciation) during the period                                  29,703                      2,162                        662
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           29,813                      2,000                        632

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                  730                     43,510                      9,943
    Contract terminations and benefits                                  (451)                      (553)                         -
    Net transfers among investment options                           167,335                        (21)                       555
    Contract maintenance charges                                         (44)                         -                          -
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 167,570                     42,936                     10,498
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    197,383                     44,936                     11,130

Net assets, beginning of year                                              -                          -                          -
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $               197,383    $                44,936    $                11,130
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                         79                      4,351                        993
  Units redeemed                                                         (43)                       (54)                         -
  Units transferred                                                   15,742                         (1)                        54
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                      15,778                      4,296                      1,047
                                                     =============================================================================

                                                                                    SERVICE CLASS 2
                                                     -----------------------------------------------------------------------------
                                                                                      FIDELITY VIP
                                                      FIDELITY VIP BALANCED            CONTRAFUND          FIDELITY EQUITY INCOME
                                                       (PINNACLEPLUS(TM))          (PINNACLEPLUS(TM))        (PINNACLEPLUS(TM))
                                                            DIVISION                    DIVISION                  DIVISION
                                                           -JULY 15*-                  -JULY 15*-                -JULY 15*-
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                   (31)   $                   (84)   $                  (286)
  Net realized gain (loss) on sales of investments                         1                          2                         19
  Change in net unrealized appreciation
    (depreciation) during the period                                     418                      1,389                      9,540
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                              388                      1,307                      9,273

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                9,943                     24,238                    114,731
    Contract terminations and benefits                                     -                          -                       (126)
    Net transfers among investment options                               558                     11,332                      9,013
    Contract maintenance charges                                           -                         (2)                        (2)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  10,501                     35,568                    123,616
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     10,889                     36,875                    132,889

Net assets, beginning of year                                              -                          -                          -
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                10,889    $                36,875    $               132,889
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                        991                      2,234                     10,880
  Units redeemed                                                           -                          -                        (11)
  Units transferred                                                       55                      1,038                        829
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                       1,046                      3,272                     11,698
                                                     =============================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                                                    SERVICE CLASS 2
                                                     -----------------------------------------------------------------------------
                                                       FIDELITY VIP GROWTH        FIDELITY VIP GROWTH
                                                           AND INCOME                OPPORTUNITIES           FIDELITY VIP GROWTH
                                                       (PINNACLEPLUS(TM))         (PINNACLEPLUS(TM))         (PINNACLEPLUS(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                           -JULY 15*-                 -JULY 15*-                 -JULY 15*-
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                  (129)   $                   (36)   $                    (1)
  Net realized gain (loss) on sales of investments                         4                          1                          -
  Change in net unrealized appreciation
    (depreciation) during the period                                   1,989                        607                         65
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                            1,864                        572                         64

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                               31,083                      8,515                          -
    Contract terminations and benefits                                     -                          -                          -
    Net transfers among investment options                            17,850                         (1)                     1,578
    Contract maintenance charges                                          (2)                         -                          -
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  48,931                      8,514                      1,578
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     50,795                      9,086                      1,642

Net assets, beginning of year                                              -                          -                          -
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                50,795    $                 9,086    $                 1,642
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                      3,058                        826                          -
  Units redeemed                                                           -                          -                          -
  Units transferred                                                    1,743                          -                        149
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                       4,801                        826                        149
                                                     =============================================================================

                                                                                    SERVICE CLASS 2
                                                     -----------------------------------------------------------------------------
                                                                                     FIDELITY VIP
                                                        FIDELITY VIP HIGH          INVESTMENT GRADE
                                                             INCOME                      BOND               FIDELITY VIP MID CAP
                                                       (PINNACLEPLUS(TM))         (PINNACLEPLUS(TM))         (PINNACLEPLUS(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                           -JULY 15*-                 -JULY 15*-                 -JULY 15*-
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                  (117)   $                   (99)   $                  (228)
  Net realized gain (loss) on sales of investments                        60                          3                         79
  Change in net unrealized appreciation
    (depreciation) during the period                                   1,935                        318                      6,325
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                            1,878                        222                      6,176

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                               16,717                     51,941                     40,561
    Contract terminations and benefits                                  (840)                      (123)                      (867)
    Net transfers among investment options                            13,432                         (3)                     3,650
    Contract maintenance charges                                          (1)                        (5)                         -
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  29,308                     51,810                     43,344
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     31,186                     52,032                     49,520

Net assets, beginning of year                                              -                          -                          -
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                31,186    $                52,032    $                49,520
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                      1,737                      5,211                      3,824
  Units redeemed                                                         (82)                       (13)                       (78)
  Units transferred                                                    1,265                          -                        313
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                       2,920                      5,198                      4,059
                                                     =============================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                         SERVICE CLASS 2                          SERVICE SHARES
                                                     -----------------------    --------------------------------------------------
                                                      FIDELITY VIP OVERSEAS
                                                       (PINNACLEPLUS(TM))         JANUS ASPEN GROWTH         JANUS ASPEN GROWTH
                                                            DIVISION               (IQ ANNUITY(TM))           (ANNUICHOICE(TM))
                                                           -JULY 15*-                  DIVISION                   DIVISION
                                                     -----------------------    --------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                    (8)   $                  (814)   $                  (290)
  Net realized gain (loss) on sales of investments                         -                    (39,169)                      (298)
  Change in net unrealized appreciation
    (depreciation) during the period                                     308                     46,008                      8,364
                                                     -----------------------    --------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                              300                      6,025                      7,776

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                    -                          -                          -
    Contract terminations and benefits                                     -                     (9,146)                      (823)
    Net transfers among investment options                             6,231                    (78,213)                        (8)
    Contract maintenance charges                                          (3)                       (47)                      (169)
                                                     -----------------------    --------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                   6,228                    (87,406)                    (1,000)
                                                     -----------------------    --------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                      6,528                    (81,381)                     6,776

Net assets, beginning of year                                              -                     86,459                     25,983
                                                     -----------------------    --------------------------------------------------
NET ASSETS, END OF YEAR                              $                 6,528    $                 5,078    $                32,759
                                                     =======================    ==================================================
UNIT TRANSACTIONS
  Units purchased                                                          -                          -                          -
  Units redeemed                                                           -                     (1,550)                      (122)
  Units transferred                                                      532                    (15,227)                        (1)
                                                     -----------------------    --------------------------------------------------
Net increase (decrease) in units                                         532                    (16,777)                      (123)
                                                     =======================    ==================================================

                                                                                    SERVICE SHARES
                                                     -----------------------------------------------------------------------------
                                                                                  JANUS ASPEN MID CAP        JANUS ASPEN MID CAP
                                                       JANUS ASPEN GROWTH               GROWTH                     GROWTH
                                                        (GRANDMASTER(TM))          (IQ ANNUITY(TM))           (ANNUICHOICE(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                  (298)   $                  (898)   $                   (48)
  Net realized gain (loss) on sales of investments                     1,813                    (10,800)                         4
  Change in net unrealized appreciation
    (depreciation) during the period                                   5,720                     26,951                      1,432
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                            7,235                     15,253                      1,388

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                  500                        100                          -
    Contract terminations and benefits                                (1,633)                         -                          -
    Net transfers among investment options                            46,274                     (2,696)                      (190)
    Contract maintenance charges                                         (13)                       (86)                       (10)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  45,128                     (2,682)                      (200)
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     52,363                     12,571                      1,188

Net assets, beginning of year                                          1,410                     49,775                      4,202
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                53,773    $                62,346    $                 5,390
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                         72                         16                          -
  Units redeemed                                                        (252)                       (16)                        (1)
  Units transferred                                                    7,276                       (563)                       (23)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                       7,096                       (563)                       (24)
                                                     =============================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                                                    SERVICE SHARES
                                                     -----------------------------------------------------------------------------
                                                                                                             JANUS ASPEN CAPITAL
                                                       JANUS ASPEN MID CAP        JANUS ASPEN MID CAP           APPRECIATION
                                                             GROWTH                     GROWTH                (IQ ANNUITY(TM))
                                                        (GRANDMASTER(TM))       (GRANDMASTER FLEX3(TM))           DIVISION
                                                            DIVISION                   DIVISION                -JANUARY 17**-
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                  (493)   $                   (66)   $                  (140)
  Net realized gain (loss) on sales of investments                   (12,600)                         4                    (18,032)
  Change in net unrealized appreciation
    (depreciation) during the period                                  22,726                      1,156                     22,986
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                            9,633                      1,094                      4,814

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                  406                      7,500                          -
    Contract terminations and benefits                                (9,478)                         -                          -
    Net transfers among investment options                            11,160                         (6)                  (203,462)
    Contract maintenance charges                                         (30)                         -                          -
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                   2,058                      7,494                   (203,462)
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     11,691                      8,588                   (198,648)

Net assets, beginning of year                                         33,060                          -                    198,648
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                44,751    $                 8,588             $            -
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                         73                        756                          -
  Units redeemed                                                      (1,748)                         -                          -
  Units transferred                                                    1,787                          -                    (29,962)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                         112                        756                    (29,962)
                                                     =============================================================================

                                                                                    SERVICE SHARES
                                                     -----------------------------------------------------------------------------
                                                       JANUS ASPEN CAPITAL        JANUS ASPEN CAPITAL         JANUS ASPEN CORE
                                                          APPRECIATION               APPRECIATION                  EQUITY
                                                        (ANNUICHOICE(TM))          (GRANDMASTER(TM))          (IQ ANNUITY(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                         -JANUARY 17**-             -JANUARY 17**-             -JANUARY 17**-
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                    (5)   $                  (120)   $                   (56)
  Net realized gain (loss) on sales of investments                       196                    (22,257)                    (6,475)
  Change in net unrealized appreciation
    (depreciation) during the period                                      46                     26,952                      7,539
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                              237                      4,575                      1,008

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                    -                          -                          -
    Contract terminations and benefits                                     -                     (1,255)                         -
    Net transfers among investment options                            (9,953)                  (187,133)                   (80,013)
    Contract maintenance charges                                           -                          -                          -
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  (9,953)                  (188,388)                   (80,013)
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     (9,716)                  (183,813)                   (79,005)

Net assets, beginning of year                                          9,716                    183,813                     79,005
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                     -    $                     -    $                     -
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                          -                          -                          -
  Units redeemed                                                           -                       (175)                         -
  Units transferred                                                   (1,165)                   (26,426)                   (11,450)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                      (1,165)                   (26,601)                   (11,450)
                                                     =============================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                                                    SERVICE SHARES
                                                     -----------------------------------------------------------------------------
                                                        JANUS ASPEN CORE           JANUS ASPEN CORE
                                                             EQUITY                     EQUITY                   JANUS ASPEN
                                                        (ANNUICHOICE(TM))          (GRANDMASTER(TM))        INTERNATIONAL GROWTH
                                                            DIVISION                   DIVISION               (IQ ANNUITY(TM))
                                                         -JANUARY 17**-             -JANUARY 17**-                DIVISION
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                   (11)   $                   (28)   $                   783
  Net realized gain (loss) on sales of investments                    (3,468)                    (6,364)                    29,712
  Change in net unrealized appreciation
    (depreciation) during the period                                   3,774                      7,081                      8,291
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                              295                        689                     38,786

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                    -                          -                          -
    Contract terminations and benefits                                   (60)                    (3,748)                   (15,036)
    Net transfers among investment options                           (22,573)                   (41,744)                    (3,858)
    Contract maintenance charges                                           -                          -                        (43)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 (22,633)                   (45,492)                   (18,937)
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    (22,338)                   (44,803)                    19,849

Net assets, beginning of year                                         22,338                     44,803                     64,813
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                     -    $                     -    $                84,662
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                          -                          -                          -
  Units redeemed                                                          (7)                      (510)                    (2,381)
  Units transferred                                                   (2,761)                    (5,845)                     2,206
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                      (2,768)                    (6,355)                      (175)
                                                     =============================================================================

                                                                                    SERVICE SHARES
                                                     -----------------------------------------------------------------------------
                                                           JANUS ASPEN                JANUS ASPEN                JANUS ASPEN
                                                      INTERNATIONAL GROWTH       INTERNATIONAL GROWTH       INTERNATIONAL GROWTH
                                                        (ANNUICHOICE(TM))          (GRANDMASTER(TM))       (GRANDMASTER FLEX3(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                     --------------------------- ------------------------ --------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                   (42)   $                  (194)   $                   (12)
  Net realized gain (loss) on sales of investments                    (4,362)                    (5,580)                       134
  Change in net unrealized appreciation
    (depreciation) during the period                                  23,327                     34,644                        250
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           18,923                     28,870                        372

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                   (3)                       667                          -
    Contract terminations and benefits                                  (484)                    (5,223)                         -
    Net transfers among investment options                           (14,224)                   194,323                      1,876
    Contract maintenance charges                                        (390)                       (13)                        (2)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 (15,101)                   189,754                      1,874
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                      3,822                    218,624                      2,246

Net assets, beginning of year                                         67,473                     40,204                      1,520
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                71,295    $               258,828    $                 3,766
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                          -                        104                          -
  Units redeemed                                                        (106)                      (865)                         -
  Units transferred                                                   (1,800)                    26,636                        163
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                      (1,906)                    25,875                        163
                                                     =============================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                                                    SERVICE SHARES
                                                     -----------------------------------------------------------------------------
                                                      JANUS ASPEN STRATEGIC      JANUS ASPEN STRATEGIC      JANUS ASPEN STRATEGIC
                                                              VALUE                      VALUE                      VALUE
                                                        (IQ ANNUITY(TM))           (ANNUICHOICE(TM))          (GRANDMASTER(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                         -JANUARY 17**-             -JANUARY 17**-             -JANUARY 17**-
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                   (99)   $                   (44)   $                   (93)
  Net realized gain (loss) on sales of investments                   (37,006)                   (14,452)                   (41,745)
  Change in net unrealized appreciation
    (depreciation) during the period                                  43,081                     17,856                     47,133
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                            5,976                      3,360                      5,295

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                    -                          -                          -
    Contract terminations and benefits                                     -                          -                     (3,637)
    Net transfers among investment options                          (167,163)                   (95,411)                  (147,403)
    Contract maintenance charges                                           -                         (3)                        (9)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                (167,163)                   (95,414)                  (151,049)
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                   (161,187)                   (92,054)                  (145,754)

Net assets, beginning of year                                        161,187                     92,054                    145,754
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                     -    $                     -    $                     -
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                          -                          -                          -
  Units redeemed                                                           -                          -                       (512)
  Units transferred                                                  (23,531)                   (12,803)                   (20,704)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                     (23,531)                   (12,803)                   (21,216)
                                                     =============================================================================

                                                                                    SERVICE SHARES
                                                     -----------------------------------------------------------------------------
                                                      JANUS ASPEN STRATEGIC
                                                              VALUE              JANUS ASPEN BALANCED       JANUS ASPEN BALANCED
                                                     (GRANDMASTER FLEX3(TM))       (ANNUICHOICE(TM))          (GRANDMASTER(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                         -JANUARY 17**-             -JANUARY 17**-             -JANUARY 17**-
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                    (3)   $                   (62)   $                  (199)
  Net realized gain (loss) on sales of investments                        40                     (4,278)                    (7,843)
  Change in net unrealized appreciation
    (depreciation) during the period                                      91                      4,831                      9,241
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                              128                        491                      1,199

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                    -                          -                          -
    Contract terminations and benefits                                     -                          -                        (61)
    Net transfers among investment options                            (3,667)                  (131,279)                  (315,267)
    Contract maintenance charges                                           -                         (4)                         -
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  (3,667)                  (131,283)                  (315,328)
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     (3,539)                  (130,792)                  (314,129)

Net assets, beginning of year                                          3,539                    130,792                    314,129
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                     -    $                     -    $                     -
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                          -                          -                          -
  Units redeemed                                                           -                          -                         (7)
  Units transferred                                                     (438)                   (14,155)                   (35,649)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                        (438)                   (14,155)                   (35,656)
                                                     =============================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                                                    SERVICE SHARES
                                                     -----------------------------------------------------------------------------
                                                      JANUS ASPEN BALANCED       JANUS ASPEN BALANCED            JANUS ASPEN
                                                     (GRANDMASTER FLEX3(TM))           (IQ3(TM))              WORLDWIDE GROWTH
                                                            DIVISION                   DIVISION               (ANNUICHOICE(TM))
                                                         -JANUARY 17**-             -JANUARY 17**-                DIVISION
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                   (11)   $                   (12)   $                   (43)
  Net realized gain (loss) on sales of investments                      (184)                       (58)                    (2,080)
  Change in net unrealized appreciation
    (depreciation) during the period                                     246                        110                     12,516
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                               51                         40                     10,393

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                    -                          -                     13,496
    Contract terminations and benefits                                     -                          -                     (1,134)
    Net transfers among investment options                           (14,583)                   (11,472)                   (14,415)
    Contract maintenance charges                                           -                          -                       (252)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 (14,583)                   (11,472)                    (2,305)
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    (14,532)                   (11,432)                     8,088

Net assets, beginning of year                                         14,532                     11,432                     44,618
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                     -    $                     -    $                52,706
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                          -                          -                      1,769
  Units redeemed                                                           -                          -                       (178)
  Units transferred                                                   (1,541)                    (1,224)                    (1,815)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                      (1,541)                    (1,224)                      (224)
                                                     =============================================================================

                                                                       SERVICE SHARES                          CLASS 1B SHARES
                                                     --------------------------------------------------    -----------------------
                                                           JANUS ASPEN           JANUS ASPEN WORLDWIDE       PUTNAM VT GROWTH &
                                                        WORLDWIDE GROWTH                GROWTH                     INCOME
                                                        (IQ ANNUITY(TM))           (GRANDMASTER(TM))          (ANNUICHOICE(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                     --------------------------------------------------    -----------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                (1,541)   $                  (293)   $                 1,551
  Net realized gain (loss) on sales of investments                      (138)                    (1,980)                       550
  Change in net unrealized appreciation
    (depreciation) during the period                                  60,602                     13,797                     39,756
                                                     --------------------------------------------------    -----------------------
Net increase (decrease) in net assets
  resulting from operations                                           58,923                     11,524                     41,857

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                3,905                        854                      1,447
    Contract terminations and benefits                                (4,783)                    (7,549)                    (3,929)
    Net transfers among investment options                            47,480                      1,143                     (3,186)
    Contract maintenance charges                                        (201)                       (20)                      (957)
                                                     --------------------------------------------------    -----------------------
Net increase (decrease) in net assets
  from contract related transactions                                  46,401                     (5,572)                    (6,625)
                                                     --------------------------------------------------    -----------------------
INCREASE (DECREASE) IN NET ASSETS                                    105,324                      5,952                     35,232

Net assets, beginning of year                                        215,711                     56,832                    102,735
                                                     --------------------------------------------------    -----------------------
NET ASSETS, END OF YEAR                              $               321,035    $                62,784    $               137,967
                                                     ==================================================    =======================
UNIT TRANSACTIONS
  Units purchased                                                        618                        141                        156
  Units redeemed                                                        (767)                    (1,199)                      (578)
  Units transferred                                                    7,766                        176                      1,262
                                                     --------------------------------------------------    -----------------------
Net increase (decrease) in units                                       7,617                       (882)                       840
                                                     ==================================================    =======================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                                                    CLASS 1B SHARES
                                                     -----------------------------------------------------------------------------
                                                       PUTNAM VT GROWTH &         PUTNAM VT GROWTH &         PUTNAM VT GROWTH &
                                                             INCOME                     INCOME                     INCOME
                                                        (IQ ANNUITY(TM))           (GRANDMASTER(TM))       (GRANDMASTER FLEX3(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                 1,647    $                   871    $                    14
  Net realized gain (loss) on sales of investments                   (42,034)                    (7,258)                         6
  Change in net unrealized appreciation
    (depreciation) during the period                                 193,960                     51,819                      1,345
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          153,573                     45,432                      1,365

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                               11,736                        844                          -
    Contract terminations and benefits                               (62,667)                   (35,106)                         -
    Net transfers among investment options                           423,446                    173,104                        145
    Contract maintenance charges                                        (349)                       (56)                        (8)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 372,166                    138,786                        137
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    525,739                    184,218                      1,502

Net assets, beginning of year                                        452,685                     70,380                      5,362
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $               978,424    $               254,598    $                 6,864
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                      1,451                        104                          -
  Units redeemed                                                      (8,628)                    (4,155)                        (1)
  Units transferred                                                   52,321                     21,301                         14
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                      45,144                     17,250                         13
                                                     =============================================================================

                                                                                    CLASS 1B SHARES
                                                     -----------------------------------------------------------------------------
                                                        PUTNAM VT GROWTH
                                                           AND INCOME                   PUTNAM VT                   PUTNAM VT
                                                       (PINNACLEPLUS(TM))        INTERNATIONAL EQUITY        INTERNATIONAL EQUITY
                                                            DIVISION                (ANNUICHOICE(TM))           (IQ ANNUITY(TM))
                                                           -JULY 15*-                  DIVISION                    DIVISION
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                   (17)   $                  (189)   $                (1,419)
  Net realized gain (loss) on sales of investments                       326                     14,038                     31,598
  Change in net unrealized appreciation
    (depreciation) during the period                                      73                     22,940                     25,030
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                              382                     36,789                     55,209

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                               13,364                        (11)                    28,325
    Contract terminations and benefits                                     -                     (1,262)                    (7,808)
    Net transfers among investment options                           (12,607)                   (45,235)                   (33,250)
    Contract maintenance charges                                           -                       (699)                      (101)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                     757                    (47,207)                   (12,834)
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                      1,139                    (10,418)                    42,375

Net assets, beginning of year                                              -                    116,173                    190,805
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                 1,139    $               105,755    $               233,180
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                      1,323                          -                      3,652
  Units redeemed                                                           -                       (248)                    (1,014)
  Units transferred                                                   (1,220)                    (3,996)                    (3,562)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                         103                     (4,244)                      (924)
                                                     =============================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                                                    CLASS 1B SHARES
                                                     -----------------------------------------------------------------------------
                                                            PUTNAM VT                  PUTNAM VT             PUTNAM VT SMALL CAP
                                                      INTERNATIONAL EQUITY       INTERNATIONAL EQUITY               VALUE
                                                        (GRANDMASTER(TM))       (GRANDMASTER FLEX3(TM))       (ANNUICHOICE(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                (1,077)   $                  (193)   $                (1,946)
  Net realized gain (loss) on sales of investments                    40,429                         38                      6,227
  Change in net unrealized appreciation
    (depreciation) during the period                                  31,900                      5,804                    112,984
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           71,252                      5,649                    117,265

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                    -                     35,521                     18,434
    Contract terminations and benefits                               (11,177)                       (71)                    (3,467)
    Net transfers among investment options                            83,498                      5,062                    (54,483)
    Contract maintenance charges                                         (53)                        (6)                    (1,689)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  72,268                     40,506                    (41,205)
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    143,520                     46,155                     76,060

Net assets, beginning of year                                        190,600                      3,621                    219,088
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $               334,120    $                49,776    $               295,148
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                          -                      3,697                      1,653
  Units redeemed                                                      (1,405)                        (8)                      (532)
  Units transferred                                                   11,532                        535                     (3,547)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                      10,127                      4,224                     (2,426)
                                                     =============================================================================

                                                                                    CLASS 1B SHARES
                                                     -----------------------------------------------------------------------------
                                                       PUTNAM VT SMALL CAP        PUTNAM VT SMALL CAP        PUTNAM VT SMALL CAP
                                                              VALUE                      VALUE                      VALUE
                                                        (IQ ANNUITY(TM))           (GRANDMASTER(TM))       (GRANDMASTER FLEX3(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                (4,367)   $               (24,160)   $                  (155)
  Net realized gain (loss) on sales of investments                     3,786                    127,329                         40
  Change in net unrealized appreciation
    (depreciation) during the period                                 158,876                    857,767                      4,572
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          158,295                    960,936                      4,457

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                   (2)                     4,258                     12,500
    Contract terminations and benefits                               (29,358)                  (236,325)                         -
    Net transfers among investment options                            47,166                    (31,944)                     3,105
    Contract maintenance charges                                        (497)                      (629)                       (21)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  17,309                   (264,640)                    15,584
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    175,604                    696,296                     20,041

Net assets, beginning of year                                        315,063                  1,476,174                      2,332
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $               490,667    $             2,172,470    $                22,373
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                          -                        408                      1,330
  Units redeemed                                                      (2,989)                   (24,533)                        (2)
  Units transferred                                                    5,090                     23,448                        288
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                       2,101                       (677)                     1,616
                                                     =============================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                                                    CLASS 1B SHARES
                                                     -----------------------------------------------------------------------------
                                                       PUTNAM VT SMALL CAP
                                                              VALUE               PUTNAM VT DISCOVERY        PUTNAM VT DISCOVERY
                                                       (PINNACLEPLUS(TM))               GROWTH                     GROWTH
                                                            DIVISION               (ANNUICHOICE(TM))          (IQ ANNUITY(TM))
                                                           -JULY 15*-                  DIVISION                   DIVISION
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                  (123)   $                  (307)   $                (1,273)
  Net realized gain (loss) on sales of investments                     1,482                       (461)                    (3,214)
  Change in net unrealized appreciation
    (depreciation) during the period                                   2,543                      8,970                     27,390
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                            3,902                      8,202                     22,903

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                               28,318                          -                          -
    Contract terminations and benefits                                     -                       (666)                   (12,357)
    Net transfers among investment options                            (9,275)                      (919)                     6,936
    Contract maintenance charges                                          (1)                      (123)                       (41)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  19,042                     (1,708)                    (5,462)
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     22,944                      6,494                     17,441

Net assets, beginning of year                                              -                     27,669                     77,634
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                22,944    $                34,163    $                95,075
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                      2,734                          -                          -
  Units redeemed                                                           -                        (99)                    (1,311)
  Units transferred                                                     (822)                      (140)                       719
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                       1,912                       (239)                      (592)
                                                     =============================================================================

                                                                                    CLASS 1B SHARES
                                                     -----------------------------------------------------------------------------
                                                                                                              PUTNAM VT GEORGE
                                                                                                               PUTNAM FUND OF
                                                       PUTNAM VT DISCOVERY         PUTNAM VT VOYAGER               BOSTON
                                                             GROWTH             (GRANDMASTER FLEX3(TM))    (GRANDMASTER FLEX3(TM))
                                                        (GRANDMASTER(TM))              DIVISION                   DIVISION
                                                            DIVISION                 -JANUARY 6*-               -JANUARY 6*-
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                (2,176)   $                   (32)   $                    (4)
  Net realized gain (loss) on sales of investments                   (26,506)                         1                          -
  Change in net unrealized appreciation
    (depreciation) during the period                                  66,609                        389                         61
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           37,927                        358                         57

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                    -                      3,750                          -
    Contract terminations and benefits                               (21,181)                         -                          -
    Net transfers among investment options                          (188,352)                         1                      1,060
    Contract maintenance charges                                          (4)                         -                          -
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                (209,537)                     3,751                      1,060
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                   (171,610)                     4,109                      1,117

Net assets, beginning of year                                        276,321                          -                          -
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $               104,711    $                 4,109    $                 1,117
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                          -                        350                          -
  Units redeemed                                                      (3,361)                         -                          -
  Units transferred                                                  (32,184)                         -                        100
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                     (35,545)                       350                        100
                                                     =============================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                                                    CLASS 1B SHARES
                                                     -----------------------------------------------------------------------------
                                                                                                              PUTNAM VT GEORGE
                                                                                     PUTNAM VT NEW             PUTNAM FUND OF
                                                        PUTNAM VT VOYAGER            OPPORTUNITIES                 BOSTON
                                                        (GRANDMASTER(TM))          (GRANDMASTER(TM))          (GRANDMASTER(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                          -JANUARY 6*-               -JANUARY 6*-               -JANUARY 6*-
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                    (6)   $                  (125)   $                  (183)
  Net realized gain (loss) on sales of investments                         1                         19                         28
  Change in net unrealized appreciation
    (depreciation) during the period                                     106                      2,290                      2,714
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                              101                      2,184                      2,559

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                    -                          -                          -
    Contract terminations and benefits                                     -                          -                          -
    Net transfers among investment options                               843                     72,621                     35,566
    Contract maintenance charges                                          (2)                        (2)                         -
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                     841                     72,619                     35,566
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                        942                     74,803                     38,125

Net assets, beginning of year                                              -                          -                          -
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                   942    $                74,803    $                38,125
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                          -                          -                          -
  Units redeemed                                                           -                          -                          -
  Units transferred                                                       80                      5,989                      3,404
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                          80                      5,989                      3,404
                                                     =============================================================================

                                                                                    CLASS 1B SHARES
                                                     -----------------------------------------------------------------------------
                                                                                                              PUTNAM VT GEORGE
                                                                                     PUTNAM VT NEW             PUTNAM FUND OF
                                                        PUTNAM VT VOYAGER            OPPORTUNITIES                 BOSTON
                                                        (IQ ANNUITY(TM))           (IQ ANNUITY(TM))           (IQ ANNUITY(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                          -JANUARY 6*-               -JANUARY 6*-               -JANUARY 6*-
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                   (30)   $                  (105)   $                   (14)
  Net realized gain (loss) on sales of investments                        12                        119                          -
  Change in net unrealized appreciation
    (depreciation) during the period                                     415                      2,403                        146
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                              397                      2,417                        132

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                  500                          -                      1,839
    Contract terminations and benefits                                  (181)                    (1,147)                         -
    Net transfers among investment options                             5,923                    110,428                         54
    Contract maintenance charges                                          (6)                      (102)                       (11)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                   6,236                    109,179                      1,882
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                      6,633                    111,596                      2,014

Net assets, beginning of year                                              -                          -                          -
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                 6,633    $               111,596    $                 2,014
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                         46                          -                        176
  Units redeemed                                                         (16)                      (102)                        (1)
  Units transferred                                                      534                      9,044                          5
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                         564                      8,942                        180
                                                     =============================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                                                        CLASS 2
                                                     -----------------------------------------------------------------------------
                                                         FRANKLIN INCOME          FRANKLIN GROWTH AND        FRANKLIN LARGE CAP
                                                           SECURITIES              INCOME SECURITIES          GROWTH SECURITIES
                                                     (GRANDMASTER FLEX3(TM))    (GRANDMASTER FLEX3(TM))    (GRANDMASTER FLEX3(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                          -JANUARY 6*-               -JANUARY 6*-               -JANUARY 6*-
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                 1,175    $                   (80)   $                  (123)
  Net realized gain (loss) on sales of investments                      (297)                         5                          7
  Change in net unrealized appreciation
    (depreciation) during the period                                  21,476                      2,557                      2,439
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           22,354                      2,482                      2,323

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                              156,917                      3,517                     17,494
    Contract terminations and benefits                                (2,416)                         -                          -
    Net transfers among investment options                            68,578                     25,048                     26,275
    Contract maintenance charges                                        (124)                         -                        (16)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 222,955                     28,565                     43,753
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    245,309                     31,047                     46,076

Net assets, beginning of year                                              -                          -                          -
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $               245,309    $                31,047    $                46,076
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                     13,794                        320                      1,556
  Units redeemed                                                        (229)                         -                         (1)
  Units transferred                                                    5,904                      2,300                      2,304
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                      19,469                      2,620                      3,859
                                                     =============================================================================

                                                                                        CLASS 2
                                                     -----------------------------------------------------------------------------
                                                        TEMPLETON FOREIGN           FRANKLIN MUTUAL            VAN KAMPEN LIT
                                                           SECURITIES              SHARES SECURITIES              COMSTOCK
                                                     (GRANDMASTER FLEX3(TM))    (GRANDMASTER FLEX3(TM))       (GRANDMASTER(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                          -JANUARY 6*-               -JANUARY 6*-               -JANUARY 6*-
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                    23   $                  (131)   $                  (251)
  Net realized gain (loss) on sales of investments                        21                       240                        866
  Change in net unrealized appreciation
    (depreciation) during the period                                   4,695                     6,097                      6,996
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                            4,739                     6,206                      7,611

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                               28,473                    76,629                          -
    Contract terminations and benefits                                     -                         -                          -
    Net transfers among investment options                                 8                     6,629                     84,894
    Contract maintenance charges                                           -                        (5)                        (3)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  28,481                    83,253                     84,891
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     33,220                    89,459                     92,502

Net assets, beginning of year                                              -                         -                          -
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                33,220   $                89,459    $                92,502
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                      2,624                     6,784                          -
  Units redeemed                                                           -                         -                          -
  Units transferred                                                        -                       591                      7,484
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                       2,624                     7,375                      7,484
                                                     =============================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                                                        CLASS 2
                                                     -----------------------------------------------------------------------------
                                                                                      VAN KAMPEN                 VAN KAMPEN
                                                         VAN KAMPEN LIT            EMERGING MARKETS           EMERGING MARKETS
                                                         EMERGING GROWTH                EQUITY                      DEBT
                                                        (GRANDMASTER(TM))          (GRANDMASTER(TM))          (GRANDMASTER(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                          -JANUARY 6*-               -JANUARY 6*-               -JANUARY 6*-
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                    (3)   $                  (279)   $                  (406)
  Net realized gain (loss) on sales of investments                         -                      1,326                      2,238
  Change in net unrealized appreciation
    (depreciation) during the period                                     123                      4,258                      4,337
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                              120                      5,305                      6,169

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                    -                          -                        271
    Contract terminations and benefits                                     -                          -                     (1,225)
    Net transfers among investment options                             4,265                     46,873                     89,594
    Contract maintenance charges                                           -                          -                        (30)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                   4,265                     46,873                     88,610
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                      4,385                     52,178                     94,779

Net assets, beginning of year                                              -                          -                          -
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                 4,385    $                52,178    $                94,779
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                          -                          -                         23
  Units redeemed                                                           -                          -                       (106)
  Units transferred                                                      366                      3,626                      7,708
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                         366                      3,626                      7,625
                                                     =============================================================================

                                                                                        CLASS 2
                                                     -----------------------------------------------------------------------------
                                                                                                              FRANKLIN GROWTH &
                                                         VAN KAMPEN U.S.            FRANKLIN INCOME           INCOME SECURITIES
                                                           REAL ESTATE              SECURITIES FUND                 FUND
                                                        (GRANDMASTER(TM))          (IQ ANNUITY(TM))           (IQ ANNUITY(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                          -JANUARY 6*-               -JANUARY 6*-               -JANUARY 6*-
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                (1,234)   $                 1,341    $                 5,982
  Net realized gain (loss) on sales of investments                     1,252                        640                      4,038
  Change in net unrealized appreciation
    (depreciation) during the period                                  28,898                     20,428                     57,745
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           28,916                     22,409                     67,765

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                   21                    162,250                      3,885
    Contract terminations and benefits                                (5,510)                   (19,508)                   (15,690)
    Net transfers among investment options                           293,929                     69,453                    286,506
    Contract maintenance charges                                           -                       (121)                      (195)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 288,440                    212,074                    274,506
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    317,356                    234,483                    342,271

Net assets, beginning of year                                              -                          -                          -
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $               317,356    $               234,483    $               342,271
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                          2                     13,773                        375
  Units redeemed                                                        (437)                    (1,935)                    (1,483)
  Units transferred                                                   24,136                      6,757                     29,943
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                      23,701                     18,595                     28,835
                                                     =============================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                                                        CLASS 2
                                                     -----------------------------------------------------------------------------
                                                       FRANKLIN LARGE CAP
                                                        GROWTH SECURITIES          TEMPLETON FOREIGN           FRANKLIN MUTUAL
                                                              FUND                    SECURITIES              SHARES SECURITIES
                                                        (IQ ANNUITY(TM))           (IQ ANNUITY(TM))           (IQ ANNUITY(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                          -JANUARY 6*-               -JANUARY 6*-               -JANUARY 6*-
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                  (516)   $                  (210)   $                  (198)
  Net realized gain (loss) on sales of investments                        43                      7,549                        568
  Change in net unrealized appreciation
    (depreciation) during the period                                  13,310                      4,133                     10,130
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           12,837                     11,472                     10,500

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                    -                     18,180                        886
    Contract terminations and benefits                                  (312)                      (214)                   (41,197)
    Net transfers among investment options                           132,563                     29,494                     86,812
    Contract maintenance charges                                          (3)                       (42)                       (54)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 132,248                     47,418                     46,447
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    145,085                     58,890                     56,947

Net assets, beginning of year                                              -                          -                          -
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $               145,085    $                58,890    $                56,947
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                          -                      1,606                         75
  Units redeemed                                                         (28)                       (23)                    (4,094)
  Units transferred                                                   12,169                      3,065                      8,706
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                      12,141                      4,648                      4,687
                                                     =============================================================================

                                                                                        CLASS 2
                                                     -----------------------------------------------------------------------------
                                                                                                               VAN KAMPEN UIF
                                                        TEMPLETON GROWTH            VAN KAMPEN LIT            EMERGING MARKETS
                                                           SECURITIES               EMERGING GROWTH                EQUITY
                                                        (IQ ANNUITY(TM))           (IQ ANNUITY(TM))           (IQ ANNUITY(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                          -JANUARY 6*-               -JANUARY 6*-               -JANUARY 6*-
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                  (114)   $                   (91)   $                  (894)
  Net realized gain (loss) on sales of investments                        61                          3                     37,880
  Change in net unrealized appreciation
    (depreciation) during the period                                   6,426                      1,016                     17,445
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                            6,373                        928                     54,431

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                               35,750                          -                          -
    Contract terminations and benefits                                     -                          -                          -
    Net transfers among investment options                            10,995                     12,806                    115,122
    Contract maintenance charges                                         (30)                        (4)                        (1)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  46,715                     12,802                    115,121
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     53,088                     13,730                    169,552

Net assets, beginning of year                                              -                          -                          -
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                53,088    $                13,730    $               169,552
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                      3,127                          -                          -
  Units redeemed                                                          (3)                         -                          -
  Units transferred                                                    1,123                      1,148                     11,799
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                       4,247                      1,148                     11,799
                                                     =============================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                                                        CLASS 2
                                                     -----------------------------------------------------------------------------
                                                                                                               VAN KAMPEN UIF
                                                         VAN KAMPEN LIT             VAN KAMPEN LIT            EMERGING MARKETS
                                                         COMSTOCK SHARE             EMERGING GROWTH             EQUITY SHARE
                                                        (ANNUICHOICE(TM))          (ANNUICHOICE(TM))          (ANNUICHOICE(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                          -JANUARY 6*-               -JANUARY 6*-               -JANUARY 6*-
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                  (147)   $                    (1)   $                   (76)
  Net realized gain (loss) on sales of investments                        25                          -                          7
  Change in net unrealized appreciation
    (depreciation) during the period                                   5,054                         53                      4,212
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                            4,932                         52                      4,143

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                5,244                      3,496                          -
    Contract terminations and benefits                                     -                          -                          -
    Net transfers among investment options                            19,461                         (2)                    58,388
    Contract maintenance charges                                         (51)                         -                        (92)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  24,654                      3,494                     58,296
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     29,586                      3,546                     62,439

Net assets, beginning of year                                              -                          -                          -
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                29,586    $                 3,546    $                62,439
                                                     =============================================================================
UNIT TRANSACTIONS
    Units purchased                                                      430                        295                          -
    Units redeemed                                                        (4)                         -                         (6)
    Units transferred                                                  1,960                          -                      4,330
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                       2,386                        295                      4,324
                                                     =============================================================================

                                                                                        CLASS 2
                                                     -----------------------------------------------------------------------------
                                                                                   FRANKLIN GROWTH &         FRANKLIN LARGE CAP
                                                         FRANKLIN INCOME           INCOME SECURITIES          GROWTH SECURITIES
                                                         SECURITIES FUND                 FUND                       FUND
                                                        (ANNUICHOICE(TM))          (ANNUICHOICE(TM))          (ANNUICHOICE(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                          -JANUARY 6*-               -JANUARY 6*-               -JANUARY 6*-
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                 5,611    $                 1,004    $                     -
  Net realized gain (loss) on sales of investments                       799                        838                          -
  Change in net unrealized appreciation
    (depreciation) during the period                                  43,331                      6,142                         12
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           49,741                      7,984                         12

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                               66,857                      7,063                          -
    Contract terminations and benefits                                (4,329)                      (576)                         -
    Net transfers among investment options                           283,833                     34,913                      5,571
    Contract maintenance charges                                      (1,110)                      (250)                        (3)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 345,251                     41,150                      5,568
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    394,992                     49,134                      5,580

Net assets, beginning of year                                              -                          -                          -
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $               394,992    $                49,134    $                 5,580
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                      5,653                        647                          -
  Units redeemed                                                        (466)                       (79)                         -
  Units transferred                                                   26,013                      3,554                        465
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                      31,200                      4,122                        465
                                                     =============================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                                                        CLASS 2
                                                     -----------------------------------------------------------------------------
                                                         FRANKLIN MUTUAL           TEMPLETON GROWTH            VAN KAMPEN LIT
                                                        SHARES SECURITIES             SECURITIES               COMSTOCK SHARE
                                                        (ANNUICHOICE(TM))          (ANNUICHOICE(TM))         (PINNACLEPLUS(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                          -JANUARY 6*-               -JANUARY 6*-                -JULY 15*-
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                    59    $                    (1)   $                   (81)
  Net realized gain (loss) on sales of investments                       311                          -                         14
  Change in net unrealized appreciation
    (depreciation) during the period                                  22,712                         95                      4,253
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           23,082                         94                      4,186

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                9,683                      5,244                     87,997
    Contract terminations and benefits                                (2,748)                         -                       (142)
    Net transfers among investment options                           108,457                          -                      8,451
    Contract maintenance charges                                        (577)                         -                          -
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 114,815                      5,244                     96,306
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    137,897                      5,338                    100,492

Net assets, beginning of year                                              -                          -                          -
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $               137,897    $                 5,338    $               100,492
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                        858                        425                      8,156
  Units redeemed                                                        (309)                         -                        (13)
  Units transferred                                                   10,754                          -                        758
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                      11,303                        425                      8,901
                                                     =============================================================================

                                                                                        CLASS 2
                                                     -----------------------------------------------------------------------------
                                                         VAN KAMPEN LIT            FRANKLIN GROWTH &           FRANKLIN INCOME
                                                         EMERGING GROWTH           INCOME SECURITIES             SECURITIES
                                                       (PINNACLEPLUS(TM))         (PINNACLEPLUS(TM))         (PINNACLEPLUS(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                           -JULY 15*-                 -JULY 15*-                 -JULY 15*-
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                   (62)   $                  (327)   $                  (358)
  Net realized gain (loss) on sales of investments                        17                         81                        681
  Change in net unrealized appreciation
    (depreciation) during the period                                     953                      8,337                      9,483
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                              908                      8,091                      9,806

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                               21,000                     68,943                    279,007
    Contract terminations and benefits                                     -                       (820)                      (620)
    Net transfers among investment options                              (156)                    11,401                     27,139
    Contract maintenance charges                                           -                         (4)                        (9)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  20,844                     79,520                    305,517
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     21,752                     87,611                    315,323

Net assets, beginning of year                                              -                          -                          -
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                21,752    $                87,611    $               315,323
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                      2,069                      6,733                     25,838
  Units redeemed                                                           -                        (80)                       (56)
  Units transferred                                                      (15)                     1,066                      2,397
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                       2,054                      7,719                     28,179
                                                     =============================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                                          CLASS 2                                 CLASS 2B
                                                     --------------------------------------------------    -----------------------
                                                                                                               VAN KAMPEN UIF
                                                         FRANKLIN MUTUAL           TEMPLETON FOREIGN          EMERGING MARKETS
                                                        SHARES SECURITIES             SECURITIES                    DEBT
                                                       (PINNACLEPLUS(TM))         (PINNACLEPLUS(TM))         (PINNACLEPLUS(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                           -JULY 15*-                 -JULY 15*-                 -JULY 15*-
                                                     --------------------------------------------------    -----------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                  (258)   $                   (46)   $                   (84)
  Net realized gain (loss) on sales of investments                        12                          2                         13
  Change in net unrealized appreciation
    (depreciation) during the period                                   5,711                      1,737                      1,032
                                                     --------------------------------------------------    -----------------------
Net increase (decrease) in net assets
  resulting from operations                                            5,465                      1,693                        961

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                               73,347                     23,521                     15,750
    Contract terminations and benefits                                  (569)                         -                       (372)
    Net transfers among investment options                             7,561                      6,883                      3,145
    Contract maintenance charges                                          (5)                        (4)                         -
                                                     --------------------------------------------------    -----------------------
Net increase (decrease) in net assets
  from contract related transactions                                  80,334                     30,400                     18,523
                                                     --------------------------------------------------    -----------------------
INCREASE (DECREASE) IN NET ASSETS                                     85,799                     32,093                     19,484

Net assets, beginning of year                                              -                          -                          -
                                                     --------------------------------------------------    -----------------------
NET ASSETS, END OF YEAR                              $                85,799    $                32,093    $                19,484
                                                     ==================================================    =======================
UNIT TRANSACTIONS
  Units purchased                                                      7,046                      2,125                      1,518
  Units redeemed                                                         (54)                         -                        (35)
  Units transferred                                                      703                        604                        298
                                                     --------------------------------------------------    -----------------------
Net increase (decrease) in units                                       7,695                      2,729                      1,781
                                                     ==================================================    =======================

                                                                         CLASS 2B                                  CLASS B
                                                     --------------------------------------------------    -----------------------
                                                         VAN KAMPEN UIF
                                                        EMERGING MARKETS          VAN KAMPEN UIF U.S.
                                                          EQUITY SHARE                REAL ESTATE            SCUDDER EAFE EQUITY
                                                       (PINNACLEPLUS(TM))         (PINNACLEPLUS(TM))                INDEX
                                                            DIVISION                   DIVISION            (GRANDMASTER FLEX3(TM))
                                                           -JULY 15*-                 -JULY 15*-                  DIVISION
                                                     --------------------------------------------------    -----------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                    (3)   $                  (187)   $                   (13)
  Net realized gain (loss) on sales of investments                         1                         47                          1
  Change in net unrealized appreciation
    (depreciation) during the period                                      97                      3,652                        350
                                                     --------------------------------------------------    -----------------------
Net increase (decrease) in net assets
  resulting from operations                                               95                      3,512                        338

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                    -                     55,486                          -
    Contract terminations and benefits                                   (11)                      (512)                         -
    Net transfers among investment options                               848                     15,151                      3,812
    Contract maintenance charges                                           -                         (1)                        (5)
                                                     --------------------------------------------------    -----------------------
Net increase (decrease) in net assets
  from contract related transactions                                     837                     70,124                      3,807
                                                     --------------------------------------------------    -----------------------
INCREASE (DECREASE) IN NET ASSETS                                        932                     73,636                      4,145

Net assets, beginning of year                                              -                          -                          -
                                                     --------------------------------------------------    -----------------------
NET ASSETS, END OF YEAR                              $                   932    $                73,636    $                 4,145
                                                     ==================================================    =======================
UNIT TRANSACTIONS
  Units purchased                                                          -                      5,099                          -
  Units redeemed                                                          (1)                       (46)                        (1)
  Units transferred                                                       75                      1,339                        392
                                                     --------------------------------------------------    -----------------------
Net increase (decrease) in units                                          74                      6,392                        391
                                                     ==================================================    =======================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                                                        CLASS B
                                                     -----------------------------------------------------------------------------
                                                       SCUDDER EAFE EQUITY        SCUDDER EQUITY 500         SCUDDER EQUITY 500
                                                              INDEX                      INDEX                      INDEX
                                                            (IQ3(TM))           (GRANDMASTER FLEX3(TM))           (IQ3(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                 2,852    $                (2,932)   $                (1,075)
  Net realized gain (loss) on sales of investments                    13,583                       (976)                    14,314
  Change in net unrealized appreciation
    (depreciation) during the period                                  14,325                     64,087                     14,407
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           30,760                     60,179                     27,646

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                    -                    478,212                     13,281
    Contract terminations and benefits                                (3,273)                    (7,374)                    (1,784)
    Net transfers among investment options                           119,987                     40,587                     86,227
    Contract maintenance charges                                         (13)                      (320)                      (182)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 116,701                    511,105                     97,542
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    147,461                    571,284                    125,188

Net assets, beginning of year                                              -                     41,566                     35,053
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $               147,461    $               612,850    $               160,241
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                          -                     48,343                      1,455
  Units redeemed                                                        (342)                      (752)                      (208)
  Units transferred                                                   14,799                      4,123                      9,787
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                      14,457                     51,714                     11,034
                                                     =============================================================================

                                                                                        CLASS B
                                                     -----------------------------------------------------------------------------
                                                        SCUDDER SMALL CAP          SCUDDER SMALL CAP          SCUDDER VIT EAFE
                                                              INDEX                      INDEX                  EQUITY INDEX
                                                     (GRANDMASTER FLEX3(TM))           (IQ3(TM))              (ANNUICHOICE(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                  (313)   $                  (343)   $                   534
  Net realized gain (loss) on sales of investments                        43                     12,484                        734
  Change in net unrealized appreciation
    (depreciation) during the period                                   8,707                      9,301                     18,986
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                            8,437                     21,442                     20,254

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                              136,562                      3,033                          -
    Contract terminations and benefits                                     -                   (105,222)                    (1,463)
    Net transfers among investment options                             3,370                    114,224                    130,597
    Contract maintenance charges                                          (6)                       (26)                      (435)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 139,926                     12,009                    128,699
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    148,363                     33,451                    148,953

Net assets, beginning of year                                              -                      9,885                     12,015
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $               148,363    $                43,336    $               160,968
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                     12,171                        317                          -
  Units redeemed                                                          (1)                    (9,936)                      (202)
  Units transferred                                                      308                     12,274                     14,133
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                      12,478                      2,655                     13,931
                                                     =============================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                                                        CLASS B
                                                     -----------------------------------------------------------------------------
                                                                                                              SCUDDER VIT EAFE
                                                       SCUDDER VIT EQUITY          SCUDDER VIT SMALL            EQUITY INDEX
                                                            500 INDEX                  CAP INDEX             (PINNACLEPLUS(TM))
                                                        (ANNUICHOICE(TM))          (ANNUICHOICE(TM))              DIVISION
                                                            DIVISION                   DIVISION                  -JULY 15*-
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                    30    $                (1,182)   $                  (123)
  Net realized gain (loss) on sales of investments                    15,855                      5,652                         23
  Change in net unrealized appreciation
    (depreciation) during the period                                  59,833                     41,629                      4,258
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           75,718                     46,099                      4,158

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                1,456                         (7)                    39,271
    Contract terminations and benefits                                (7,436)                    (4,279)                      (383)
    Net transfers among investment options                            45,204                    276,253                      4,457
    Contract maintenance charges                                      (1,846)                      (906)                        (2)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  37,378                    271,061                     43,343
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    113,096                    317,160                     47,501

Net assets, beginning of year                                        216,678                          -                          -
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $               329,774    $               317,160    $                47,501
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                        144                          -                      3,636
  Units redeemed                                                      (1,013)                      (518)                       (35)
  Units transferred                                                    6,097                     29,014                        394
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                       5,228                     28,496                      3,995
                                                     =============================================================================

                                                                          CLASS B                              SERIES TRUST 2
                                                     --------------------------------------------------    -----------------------
                                                       SCUDDER VIT EQUITY          SCUDDER VIT SMALL
                                                            500 INDEX                  CAP INDEX                  JPM BOND
                                                       (PINNACLEPLUS(TM))         (PINNACLEPLUS(TM))         (PINNACLEPLUS(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                           -JULY 15*-                 -JULY 15*-                 -JULY 15*-
                                                     --------------------------------------------------    -----------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                  (225)   $                   (46)   $                  (200)
  Net realized gain (loss) on sales of investments                        12                          2                          5
  Change in net unrealized appreciation
    (depreciation) during the period                                   6,461                        909                      1,036
                                                     --------------------------------------------------    -----------------------
Net increase (decrease) in net assets
  resulting from operations                                            6,248                        865                        841

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                              114,468                     27,272                     44,431
    Contract terminations and benefits                                  (476)                         -                        (15)
    Net transfers among investment options                            12,130                      3,424                     45,776
    Contract maintenance charges                                          (2)                        (2)                        (2)
                                                     --------------------------------------------------    -----------------------
Net increase (decrease) in net assets
  from contract related transactions                                 126,120                     30,694                     90,190
                                                     --------------------------------------------------    -----------------------
INCREASE (DECREASE) IN NET ASSETS                                    132,368                     31,559                     91,031

Net assets, beginning of year                                              -                          -                          -
                                                     -------------------------- -----------------------    -----------------------
NET ASSETS, END OF YEAR                              $               132,368    $                31,559    $                91,031
                                                     ==================================================    =======================
UNIT TRANSACTIONS
  Units purchased                                                     10,885                      2,429                      4,538
  Units redeemed                                                         (45)                         -                         (2)
  Units transferred                                                    1,139                        301                      4,622
                                                     --------------------------------------------------    -----------------------
Net increase (decrease) in units                                      11,979                      2,730                      9,158
                                                     ==================================================    =======================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

                                                                       SERIES TRUST 2
                                                     --------------------------------------------------
                                                        JPM INTERNATIONAL
                                                             EQUITY                JPM MID CAP VALUE
                                                       (PINNACLEPLUS(TM))          (PINNACLEPLUS(TM))
                                                            DIVISION                   DIVISION
                                                           -JULY 15*-                  -JULY 15*-
                                                     --------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                    (3)   $                   (82)
  Net realized gain (loss) on sales of investments                         -                          8
  Change in net unrealized appreciation
    (depreciation) during the period                                     195                      2,223
                                                     --------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                              192                      2,149

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                7,478                     84,742
    Contract terminations and benefits                                     -                       (118)
    Net transfers among investment options                                 6                      6,446
    Contract maintenance charges                                           -                          -
                                                     --------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                   7,484                     91,070
                                                     --------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                      7,676                     93,219

Net assets, beginning of year                                              -                          -
                                                     --------------------------------------------------
NET ASSETS, END OF YEAR                              $                 7,676    $                93,219
                                                     ==================================================
UNIT TRANSACTIONS
  Units purchased                                                        645                      7,754
  Units redeemed                                                           -                        (11)
  Units transferred                                                        -                        595
                                                     --------------------------------------------------
Net increase (decrease) in units                                         645                      8,338
                                                     ==================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
**  - 2003 closing date for division.

         Separate Account I of National Integrity Life Insurance Company

                       Statement of Changes in Net Assets

                        Periods Ended December 31, 2002

                                                                                     BARON SMALL                BARON SMALL
                                                                                         CAP                        CAP
                                                                                  (ANNUICHOICE(TM))          (IQ ANNUITY(TM))
                                                              TOTAL                   DIVISION                   DIVISION
                                                     ------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $             2,532,728    $                  (848)   $                (5,943)
  Net realized gain (loss) on sales of investments               (30,377,764)                    (5,363)                       927
  Change in net unrealized appreciation
    (depreciation) during the period                             (11,077,023)                    (1,703)                   (83,478)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (38,922,059)                    (7,914)                   (88,494)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                           20,263,330                      7,742                    157,754
    Contract terminations and benefits                           (54,218,348)                      (176)                    (7,355)
    Net transfers among investment options                         6,496,536                     53,030                    246,234
    Contract maintenance charges                                     (96,823)                       (12)                       (41)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                             (27,555,305)                    60,584                    396,592
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                (66,477,364)                    52,670                    308,098

Net assets, beginning of year                                    279,421,263                     13,426                    197,964
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $           212,943,899    $                66,096    $               506,062
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                                                   895                     16,209
  Units redeemed                                                                                    (19)                      (856)
  Units transferred                                                                               5,415                     24,751
                                                                                --------------------------------------------------
Net increase (decrease) in units                                                                  6,291                     40,104
                                                                                ==================================================

                                                         BARON SMALL CAP          GABELLI LARGE CAP             GABELLI LARGE
                                                     (GRANDMASTER FLEX3(TM))            VALUE                     CAP VALUE
                                                            DIVISION               (ANNUICHOICE(TM))          (IQ ANNUITY(TM))
                                                         -SEPTEMBER 30*-              DIVISION                   DIVISION
                                                     ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                    (2)   $                (1,687)   $                (3,523)
  Net realized gain (loss) on sales of investments                         -                    (32,317)                   (68,183)
  Change in net unrealized appreciation
    (depreciation) during the period                                     (42)                    (4,284)                   (30,207)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                              (44)                   (38,288)                  (101,913)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                1,816                      5,407                     97,120
    Contract terminations and benefits                                     -                       (964)                    (9,918)
    Net transfers among investment options                               180                    113,620                     87,884
  Contract maintenance charges                                             -                        (35)                       (20)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                   1,996                    118,028                    175,066
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                      1,952                     79,740                     73,153

Net assets, beginning of year                                              -                     51,549                    156,203
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                 1,952    $               131,289    $               229,356
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                        214                        645                     14,512
  Units redeemed                                                           -                       (146)                    (1,532)
  Units transferred                                                       22                     14,619                      9,031
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                         236                     15,118                     22,011
                                                     =============================================================================

                                                     GABELLI LARGE CAP VALUE
                                                     (GRANDMASTER FLEX3(TM))
                                                            DIVISION
                                                         -SEPTEMBER 30*-
                                                     -----------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                   (12)
  Net realized gain (loss) on sales of investments                         -
  Change in net unrealized appreciation
    (depreciation) during the period                                    (619)
                                                     -----------------------
Net increase (decrease) in net assets
  resulting from operations                                             (631)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                               40,000
    Contract terminations and benefits                                     -
    Net transfers among investment options                               (20)
  Contract maintenance charges                                             -
                                                     -----------------------
Net increase (decrease) in net assets
  from contract related transactions                                  39,980
                                                     -----------------------
INCREASE (DECREASE) IN NET ASSETS                                     39,349

Net assets, beginning of year                                              -
                                                     -----------------------
NET ASSETS, END OF YEAR                              $                39,349
                                                     =======================
UNIT TRANSACTIONS
  Units purchased                                                      4,613
  Units redeemed                                                           -
  Units transferred                                                        -
                                                     -----------------------
Net increase (decrease) in units                                       4,613
                                                     =======================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                         HARRIS BRETALL
                                                          EQUITY GROWTH            HARRIS BRETALL              THIRD AVENUE
                                                        (ANNUICHOICE(TM))           EQUITY GROWTH                  VALUE
                                                            DIVISION              (IQ ANNUITY(TM))           (ANNUICHOICE(TM))
                                                          -JANUARY 7*-                DIVISION                   DIVISION
                                                     ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                   (68)   $               (2,100)   $                 1,748
  Net realized gain (loss) on sales of investments                      (812)                  (58,112)                   (22,538)
  Change in net unrealized appreciation
    (depreciation) during the period                                  (1,371)                  (14,832)                   (48,960)
                                                     ----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           (2,251)                  (75,044)                   (69,750)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                    -                    36,495                     86,775
    Contract terminations and benefits                                     -                      (189)                    (8,629)
    Net transfers among investment options                             5,588                    66,947                    249,260
  Contract maintenance charges                                            (2)                      (20)                       (49)
                                                     ----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                   5,586                   103,233                    327,357
                                                     ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                      3,335                    28,189                    257,607

Net assets, beginning of year                                              -                   102,904                     98,515
                                                     ----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                 3,335    $              131,093    $               356,122
                                                     ============================================================================
UNIT TRANSACTIONS
  Units purchased                                                          -                     4,586                      8,960
  Units redeemed                                                           -                       (22)                    (1,181)
  Units transferred                                                      482                     4,000                     26,300
                                                     ----------------------------------------------------------------------------
Net increase (decrease) in units                                         482                     8,564                     34,079
                                                     ============================================================================

                                                                                     THIRD AVENUE
                                                          THIRD AVENUE                   VALUE                   TOUCHSTONE
                                                              VALUE             (GRANDMASTER FLEX3(TM))           BALANCED
                                                        (IQ ANNUITY(TM))               DIVISION               (IQ ANNUITY(TM))
                                                            DIVISION                -SEPTEMBER 30*-               DIVISION
                                                     ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                 4,715    $                  (22)   $                 2,235
  Net realized gain (loss) on sales of investments                   (16,571)                        -                     (5,365)
  Change in net unrealized appreciation
    (depreciation) during the period                                (216,958)                      (76)                   (17,435)
                                                     ----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         (228,814)                      (98)                   (20,565)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                              409,399                    17,622                    185,621
    Contract terminations and benefits                               (36,846)                        -                    (13,053)
    Net transfers among investment options                           620,936                        11                     13,745
  Contract maintenance charges                                           (98)                        -                         (6)
                                                     ----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 993,391                    17,633                    186,307
                                                     ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    764,577                    17,535                    165,742

Net assets, beginning of year                                        395,883                         -                     66,528
                                                     ----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $             1,160,460    $               17,535    $               232,270
                                                     ============================================================================
UNIT TRANSACTIONS
  Units purchased                                                     43,023                     2,142                     19,468
  Units redeemed                                                      (4,491)                       (2)                    (1,495)
  Units transferred                                                   66,575                         1                      1,493
                                                     ----------------------------------------------------------------------------
Net increase (decrease) in units                                     105,107                     2,141                     19,466
                                                     ============================================================================

                                                          TOUCHSTONE
                                                           BALANCED
                                                       (ANNUICHOICE(TM))
                                                           DIVISION
                                                     -----------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                    54
  Net realized gain (loss) on sales of investments                    (1,298)
  Change in net unrealized appreciation
    (depreciation) during the period                                      83
                                                     -----------------------
Net increase (decrease) in net assets
  resulting from operations                                           (1,161)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                    -
    Contract terminations and benefits                                     -
    Net transfers among investment options                             7,344
  Contract maintenance charges                                            (1)
                                                     -----------------------
Net increase (decrease) in net assets
  from contract related transactions                                   7,343
                                                     -----------------------
INCREASE (DECREASE) IN NET ASSETS                                      6,182

Net assets, beginning of year                                          1,259
                                                     -----------------------
NET ASSETS, END OF YEAR                              $                 7,441
                                                     =======================
UNIT TRANSACTIONS
  Units purchased                                                          -
  Units redeemed                                                           -
  Units transferred                                                      691
                                                     -----------------------
Net increase (decrease) in units                                         691
                                                     =======================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                       TOUCHSTONE BALANCED                                     TOUCHSTONE BOND
                                                     (GRANDMASTER FLEX3(TM))        TOUCHSTONE BOND           (ANNUICHOICE(TM))
                                                            DIVISION               (IQ ANNUITY(TM))               DIVISION
                                                         -SEPTEMBER 30*-               DIVISION                -FEBRUARY 28*-
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                    32    $                31,861    $                12,314
  Net realized gain (loss) on sales of investments                         -                     (2,339)                     2,601
  Change in net unrealized appreciation
    (depreciation) during the period                                     (27)                    (9,011)                   (10,562)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                5                     20,511                      4,353

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                    -                    158,481                      1,700
    Contract terminations and benefits                                     -                    (62,228)                    (1,275)
    Net transfers among investment options                             1,565                    174,348                    151,871
    Contract maintenance charges                                           -                        (74)                         -
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                   1,565                    270,527                    152,296
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                      1,570                    291,038                    156,649

Net assets, beginning of year                                              -                    119,216                          -
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                 1,570    $               410,254    $               156,649
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                          -                     15,566                        166
  Units redeemed                                                           -                     (5,981)                      (123)
  Units transferred                                                      166                     16,858                     14,475
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                         166                     26,443                     14,518
                                                     =============================================================================

                                                                                                             TOUCHSTONE EMERGING
                                                         TOUCHSTONE BOND          TOUCHSTONE EMERGING              GROWTH
                                                     (GRANDMASTER FLEX3(TM))            GROWTH                (ANNUICHOICE(TM))
                                                            DIVISION               (IQ ANNUITY(TM))               DIVISION
                                                         -SEPTEMBER 30*-               DIVISION                 -JANUARY 31*-
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                 1,910    $                 7,819    $                 2,723
  Net realized gain (loss) on sales of investments                         -                    (15,326)                       (74)
  Change in net unrealized appreciation
    (depreciation) during the period                                  (1,513)                   (27,077)                   (10,388)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                              397                    (34,584)                    (7,739)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                               22,201                     46,228                          -
    Contract terminations and benefits                                     -                    (15,367)                         -
    Net transfers among investment options                                 3                    199,303                     79,847
    Contract maintenance charges                                           -                        (15)                       (11)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  22,204                    230,149                     79,836
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     22,601                    195,565                     72,097

Net assets, beginning of year                                              -                      5,211                          -
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                22,601    $               200,776    $                72,097
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                      2,169                      4,517                          -
  Units redeemed                                                           -                     (1,689)                         -
  Units transferred                                                        -                     20,054                      8,934
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                       2,169                     22,882                      8,934
                                                     =============================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

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
                                                                                      TOUCHSTONE              TOUCHSTONE LARGE
                                                           TOUCHSTONE                 ENHANCED 30                CAP GROWTH
                                                           ENHANCED 30             (ANNUICHOICE(TM))          (IQ ANNUITY(TM))
                                                        (IQ ANNUITY(TM))               DIVISION                   DIVISION
                                                            DIVISION                -SEPTEMBER 26*-             -JANUARY 7*-
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                   (53)   $                   192    $                   (57)
  Net realized gain (loss) on sales of investments                    (4,329)                         1                        (17)
  Change in net unrealized appreciation
    (depreciation) during the period                                  (1,642)                      (338)                    (2,141)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           (6,024)                      (145)                    (2,215)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                  380                          -                         95
    Contract terminations and benefits                                     -                          -                          -
    Net transfers among investment options                             3,382                     17,640                     97,609
  Contract maintenance charges                                           (13)                         -                          -
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                   3,749                     17,640                     97,704
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     (2,275)                    17,495                     95,489

Net assets, beginning of year                                         15,037                          -                          -
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                12,762    $                17,495    $                95,489
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                         39                          -                         11
  Units redeemed                                                          (2)                        (4)                         -
  Units transferred                                                      130                      2,309                     15,003
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                         167                      2,305                     15,014
                                                     =============================================================================

                                                                                                             TOUCHSTONE GROWTH &
                                                                                   TOUCHSTONE GROWTH               INCOME
                                                        TOUCHSTONE GROWTH              & INCOME                 (GRANDMASTER
                                                            & INCOME               (ANNUICHOICE(TM))             FLEX3(TM))
                                                        (IQ ANNUITY(TM))               DIVISION                   DIVISION
                                                            DIVISION                   -MAY 8*-                -SEPTEMBER 30*-
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                 2,689    $                   981    $                    63
  Net realized gain (loss) on sales of investments                    (2,566)                        45                          -
  Change in net unrealized appreciation
    (depreciation) during the period                                  (3,538)                    (1,604)                       (68)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           (3,415)                      (578)                        (5)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                               10,813                          -                          -
    Contract terminations and benefits                                  (410)                         -                          -
    Net transfers among investment options                            22,209                     15,188                        783
  Contract maintenance charges                                            (6)                         -                          -
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  32,606                     15,188                        783
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     29,191                     14,610                        778

Net assets, beginning of year                                          8,166                          -                          -
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                37,357    $                14,610    $                   778
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                      1,197                          -                          -
  Units redeemed                                                         (54)                       (12)                         -
  Units transferred                                                    2,417                      1,768                         92
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                       3,560                      1,756                         92
                                                     =============================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

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
                                                           TOUCHSTONE                 TOUCHSTONE               TOUCHSTONE HIGH
                                                          GROWTH/VALUE               GROWTH/VALUE                   YIELD
                                                        (IQ ANNUITY(TM))           (ANNUICHOICE(TM))          (IQ ANNUITY(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                  (184)   $                   (55)   $                 7,731
  Net realized gain (loss) on sales of investments                      (745)                      (165)                    (2,871)
  Change in net unrealized appreciation
    (depreciation) during the period                                  (2,104)                    (1,115)                    (3,877)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           (3,033)                    (1,335)                       983

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                               20,456                         (6)                    74,287
    Contract terminations and benefits                                  (500)                      (160)                    (1,149)
    Net transfers among investment options                             2,157                      2,653                      8,098
  Contract maintenance charges                                            (4)                        (3)                       (18)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  22,109                      2,484                     81,218
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     19,076                      1,149                     82,201

Net assets, beginning of year                                          1,129                      2,851                     44,325
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                20,205    $                 4,000    $               126,526
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                      2,912                          -                      7,363
  Units redeemed                                                         (82)                       (21)                      (124)
  Units transferred                                                      335                        372                        702
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                       3,165                        351                      7,941
                                                     =============================================================================

                                                         TOUCHSTONE HIGH            TOUCHSTONE HIGH
                                                              YIELD                      YIELD                   TOUCHSTONE
                                                        (ANNUICHOICE(TM))       (GRANDMASTER FLEX3(TM))     INTERNATIONAL EQUITY
                                                            DIVISION                   DIVISION               (IQ ANNUITY(TM))
                                                         -FEBRUARY 28*-             -SEPTEMBER 30*-               DIVISION
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                 1,966    $                 6,430    $                (1,059)
  Net realized gain (loss) on sales of investments                        17                          -                     54,362
  Change in net unrealized appreciation
    (depreciation) during the period                                  (1,136)                    (6,194)                    (4,407)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                              847                        236                     48,896

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                  953                     89,932                     76,063
    Contract terminations and benefits                                     -                          -                       (741)
    Net transfers among investment options                            27,182                        (19)                   (67,890)
  Contract maintenance charges                                             -                          -                          -
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  28,135                     89,913                      7,432
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     28,982                     90,149                     56,328

Net assets, beginning of year                                              -                          -                     16,340
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                28,982    $                90,149    $                72,668
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                         93                      9,107                     10,119
  Units redeemed                                                           -                         (1)                      (122)
  Units transferred                                                    2,768                          -                       (181)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                       2,861                      9,106                      9,816
                                                     =============================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                                              TOUCHSTONE MONEY
                                                                                                                   MARKET
                                                        TOUCHSTONE MONEY           TOUCHSTONE MONEY             (GRANDMASTER
                                                             MARKET                     MARKET                   FLEX3(TM))
                                                        (IQ ANNUITY(TM))           (ANNUICHOICE(TM))              DIVISION
                                                            DIVISION                   DIVISION                -SEPTEMBER 30*-
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                   (55)   $                  (268)   $                   (41)
  Net realized gain (loss) on sales of investments                         -                          -                          -
  Change in net unrealized appreciation
    (depreciation) during the period                                       -                          -                          -
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                              (55)                      (268)                       (41)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                              430,101                          -                     22,069
    Contract terminations and benefits                              (245,677)                   (43,338)                         -
    Net transfers among investment options                           (75,721)                   306,343                     17,872
  Contract maintenance charges                                           (30)                       (78)                         -
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 108,673                    262,927                     39,941
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    108,618                    262,659                     39,900

Net assets, beginning of year                                         63,547                      3,719                          -
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $               172,165    $               266,378    $                39,900
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                     42,576                          -                      2,208
  Units redeemed                                                     (24,343)                    (4,299)                        (3)
  Units transferred                                                   (7,485)                    30,276                      1,789
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                      10,748                     25,977                      3,994
                                                     =============================================================================

                                                        TOUCHSTONE SMALL           TOUCHSTONE SMALL           TOUCHSTONE VALUE
                                                            CAP VALUE                  CAP VALUE                    PLUS
                                                        (IQ ANNUITY(TM))           (ANNUICHOICE(TM))          (IQ ANNUITY(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                  (923)   $                   (93)   $                    73
  Net realized gain (loss) on sales of investments                   (48,493)                       156                     (3,593)
  Change in net unrealized appreciation
    (depreciation) during the period                                  (2,783)                    (2,223)                    (3,286)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (52,199)                    (2,160)                    (6,806)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                               25,696                        970                      9,357
    Contract terminations and benefits                                (1,460)                      (169)                         -
    Net transfers among investment options                            30,651                     11,810                     12,966
  Contract maintenance charges                                            (5)                         -                        (27)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  54,882                     12,611                     22,296
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                      2,683                     10,451                     15,490

Net assets, beginning of year                                         43,559                      3,044                      8,181
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                46,242    $                13,495    $                23,671
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                      3,358                         91                        985
  Units redeemed                                                        (144)                       (16)                        (3)
  Units transferred                                                   (1,647)                     1,202                      1,460
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                       1,567                      1,277                      2,442
                                                     =============================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

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
                                                        TOUCHSTONE VALUE               JPM BOND
                                                              PLUS                   (GRANDMASTER                 JPM BOND
                                                        (ANNUICHOICE(TM))             FLEX3(TM))                  (IQ3(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                           -APRIL 19*-              -SEPTEMBER 30*-               -MAY 7*-
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                    24    $                  (254)   $                  (263)
  Net realized gain (loss) on sales of investments                      (646)                         2                      1,000
  Change in net unrealized appreciation
    (depreciation) during the period                                  (1,085)                     2,404                        695
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           (1,707)                     2,152                      1,432

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                    -                    143,365                     52,040
    Contract terminations and benefits                                     -                          -                       (156)
    Net transfers among investment options                             9,418                      2,927                     (7,253)
    Contract maintenance charges                                           -                          -                          -
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                   9,418                    146,292                     44,631
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                      7,711                    148,444                     46,063

Net assets, beginning of year                                              -                          -                          -
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                 7,711    $               148,444    $                46,063
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                          -                     13,868                      5,073
  Units redeemed                                                          (4)                         -                        (15)
  Units transferred                                                    1,072                        283                       (696)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                       1,068                     14,151                      4,362
                                                     =============================================================================

                                                                                   JPM INTERNATIONAL          JPM INTERNATIONAL
                                                            JPM BOND                 OPPORTUNITIES              OPPORTUNITIES
                                                        (ANNUICHOICE(TM))       (GRANDMASTER FLEX3(TM))           (IQ3(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                            -MAY 8*-                -SEPTEMBER 30*-               -MAY 7*-
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                (1,655)   $                   (12)   $                (1,201)
  Net realized gain (loss) on sales of investments                       128                          -                    124,753
  Change in net unrealized appreciation
    (depreciation) during the period                                   9,079                        111                        336
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                            7,552                         99                    123,888

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                    -                     40,000                      1,821
    Contract terminations and benefits                                (1,688)                         -                          -
    Net transfers among investment options                           505,145                        (18)                   (15,282)
    Contract maintenance charges                                         (10)                         -                          -
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 503,447                     39,982                    (13,461)
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    510,999                     40,081                    110,427

Net assets, beginning of year                                              -                          -                          -
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $               510,999    $                40,081    $               110,427
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                          -                      4,882                        232
  Units redeemed                                                        (163)                         -                          -
  Units transferred                                                   48,416                          -                     13,606
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                      48,253                      4,882                     13,838
                                                     =============================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                       169
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
                                                        JPM INTERNATIONAL                                        JPM MID CAP
                                                          OPPORTUNITIES            JPM MID CAP VALUE                VALUE
                                                        (ANNUICHOICE(TM))       (GRANDMASTER FLEX3(TM))           (IQ3(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                            -MAY 8*-                -SEPTEMBER 30*-               -MAY 7*-
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                    (2)   $                   (27)   $                   (81)
  Net realized gain (loss) on sales of investments                         -                          -                          5
  Change in net unrealized appreciation
    (depreciation) during the period                                      22                       (111)                       425
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                               20                       (138)                       349

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                    -                     12,175                     10,736
    Contract terminations and benefits                                     -                          -                       (307)
    Net transfers among investment options                               639                      4,603                          4
    Contract maintenance charges                                           -                          -                          -
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                     639                     16,778                     10,433
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                        659                     16,640                     10,782

Net assets, beginning of year                                              -                          -                          -
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                   659    $                16,640    $                10,782
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                          -                      1,291                      1,207
  Units redeemed                                                           -                         (2)                       (35)
  Units transferred                                                       81                        485                          -
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                          81                      1,774                      1,172
                                                     =============================================================================

                                                                                      VAN KAMPEN
                                                           JPM MID CAP                BANDWIDTH &                VAN KAMPEN
                                                              VALUE               TELECOMMUNICATIONS             BANDWIDTH &
                                                        (ANNUICHOICE(TM))          (IQ ANNUITY(TM))          TELECOMMUNICATIONS
                                                            DIVISION                   DIVISION               (IQ ANNUITY(TM))
                                                            -MAY 8*-                -FEBRUARY 25*-                DIVISION
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                    (2)   $                 3,769    $                11,935
  Net realized gain (loss) on sales of investments                         -                       (129)                    (1,851)
  Change in net unrealized appreciation
    (depreciation) during the period                                      16                     (6,645)                   (14,347)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                               14                     (3,005)                    (4,263)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                    -                          -                      2,500
    Contract terminations and benefits                                     -                          -                       (465)
    Net transfers among investment options                               641                     11,537                     23,399
    Contract maintenance charges                                           -                          -                         (2)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                     641                     11,537                     25,432
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                        655                      8,532                     21,169

Net assets, beginning of year                                              -                          -                      2,662
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                   655    $                 8,532    $                23,831
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                          -                          -                        392
  Units redeemed                                                           -                         (8)                       (83)
  Units transferred                                                       71                      3,519                      8,444
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                          71                      3,511                      8,753
                                                     =============================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

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
                                                                                                                 VAN KAMPEN
                                                           VAN KAMPEN                 VAN KAMPEN               BIOTECHNOLOGY &
                                                         BIOTECHNOLOGY &            BIOTECHNOLOGY &            PHARMACEUTICAL
                                                         PHARMACEUTICAL             PHARMACEUTICAL         (GRANDMASTER FLEX3(TM))
                                                        (ANNUICHOICE(TM))          (IQ ANNUITY(TM))               DIVISION
                                                            DIVISION                   DIVISION                -SEPTEMBER 30*-
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                    70    $                   880    $                    12
  Net realized gain (loss) on sales of investments                      (269)                  (134,208)                         -
  Change in net unrealized appreciation
    (depreciation) during the period                                  (2,800)                   (18,297)                      (128)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           (2,999)                  (151,625)                      (116)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                3,488                     48,601                      2,905
    Contract terminations and benefits                                  (160)                    (2,544)                         -
    Net transfers among investment options                            41,822                    100,793                          1
    Contract maintenance charges                                           -                        (31)                         -
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  45,150                    146,819                      2,906
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     42,151                     (4,806)                     2,790

Net assets, beginning of year                                          2,887                    165,973                          -
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                45,038    $               161,167    $                 2,790
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                        596                      5,428                        285
  Units redeemed                                                         (18)                      (297)                         -
  Units transferred                                                    6,009                      2,792                          -
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                       6,587                      7,923                        285
                                                     =============================================================================

                                                                                      VAN KAMPEN
                                                       VAN KAMPEN EMERGING             EMERGING              VAN KAMPEN MS HIGH
                                                          MARKETS DEBT               MARKETS DEBT               TECH 35 INDEX
                                                     (GRANDMASTER FLEX3(TM))           (IQ3(TM))           (GRANDMASTER FLEX3(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                         -SEPTEMBER 30*-               -MAY 7*-                -SEPTEMBER 30*-
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                   267    $                 1,444    $                    12
  Net realized gain (loss) on sales of investments                         -                          2                          -
  Change in net unrealized appreciation
    (depreciation) during the period                                    (278)                       181                       (190)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                              (11)                     1,627                       (178)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                4,058                     22,582                      2,542
    Contract terminations and benefits                                     -                       (315)                         -
    Net transfers among investment options                                (5)                       (13)                         2
    Contract maintenance charges                                           -                          -                          -
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                   4,053                     22,254                      2,544
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                      4,042                     23,881                      2,366

Net assets, beginning of year                                              -                          -                          -
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                 4,042    $                23,881    $                 2,366
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                        383                      2,374                        291
  Units redeemed                                                           -                        (34)                         -
  Units transferred                                                       (1)                        (1)                         -
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                         382                      2,339                        291
                                                     =============================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

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
                                                                                     VAN KAMPEN MS
                                                          VAN KAMPEN MS           U.S. MULTINATIONAL            VAN KAMPEN MS
                                                       HIGH-TECH 35 INDEX          (ANNUICHOICE(TM))         U.S. MULTINATIONAL
                                                        (IQ ANNUITY(TM))               DIVISION               (IQ ANNUITY(TM))
                                                            DIVISION                  -JULY 23*-                  DIVISION
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                  (289)   $                   146    $                   416
  Net realized gain (loss) on sales of investments                   (21,943)                         4                    (12,496)
  Change in net unrealized appreciation
    (depreciation) during the period                                  (1,266)                       110                     (7,910)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (23,498)                       260                    (19,990)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                  297                      2,624                     40,219
    Contract terminations and benefits                                (2,815)                         -                     (2,682)
    Net transfers among investment options                            47,842                      9,701                      9,891
    Contract maintenance charges                                           -                          -                         (2)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  45,324                     12,325                     47,426
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     21,826                     12,585                     27,436

Net assets, beginning of year                                            985                          -                      1,620
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                22,811    $                12,585    $                29,056
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                         31                        488                      5,007
  Units redeemed                                                        (268)                        (3)                      (321)
  Units transferred                                                    3,576                      1,659                        212
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                       3,339                      2,144                      4,898
                                                     =============================================================================

                                                      VAN KAMPEN U.S. REAL          VAN KAMPEN U.S.            VAN KAMPEN U.S.
                                                             ESTATE                   REAL ESTATE                REAL ESTATE
                                                     (GRANDMASTER FLEX3(TM))           (IQ3(TM))              (ANNUICHOICE(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                         -SEPTEMBER 30*-               -MAY 7*-                   -MAY 8*-
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                   145    $                 2,846    $                 3,253
  Net realized gain (loss) on sales of investments                         -                       (855)                      (337)
  Change in net unrealized appreciation
    (depreciation) during the period                                     (81)                    (6,938)                    (1,508)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                               64                     (4,947)                     1,408

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                    -                     58,464                          -
    Contract terminations and benefits                                     -                          -                          -
    Net transfers among investment options                             3,087                      8,345                     70,431
    Contract maintenance charges                                           -                          -                         (8)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                   3,087                     66,809                     70,423
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                      3,151                     61,862                     71,831

Net assets, beginning of year                                              -                          -                          -
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                 3,151    $                61,862    $                71,831
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                          -                      6,006                          -
  Units redeemed                                                           -                          -                          -
  Units transferred                                                      347                        807                      7,859
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                         347                      6,813                      7,859
                                                     =============================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

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
                                                                                     INITIAL CLASS
                                                     -----------------------------------------------------------------------------
                                                        VIP MONEY MARKET            VIP HIGH INCOME           VIP EQUITY-INCOME
                                                        (GRANDMASTER(TM))          (GRANDMASTER(TM))          (GRANDMASTER(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                91,246    $             1,150,641    $             1,112,180
  Net realized gain (loss) on sales of investments                         -                 (2,789,703)                (2,659,030)
  Change in net unrealized appreciation
    (depreciation) during the period                                       -                  1,817,414                 (5,717,192)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           91,246                    178,352                 (7,264,042)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                               55,654                     28,138                    127,429
    Contract terminations and benefits                           (10,664,858)                (2,294,597)                (4,333,485)
    Net transfers among investment options                         6,896,562                    181,605                 (7,045,521)
    Contract maintenance charges                                      (6,367)                    (4,937)                   (15,841)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                              (3,719,009)                (2,089,791)               (11,267,418)
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                 (3,627,763)                (1,911,439)               (18,531,460)

Net assets, beginning of year                                     17,947,172                 12,413,052                 46,182,765
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $            14,319,409    $            10,501,613    $            27,651,305
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                      3,701                      2,501                      3,182
  Units redeemed                                                    (709,931)                  (206,274)                  (112,697)
  Units transferred                                                  461,373                     16,987                   (182,541)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                    (244,857)                  (186,786)                  (292,056)
                                                     =============================================================================

                                                                                     INITIAL CLASS
                                                     -----------------------------------------------------------------------------
                                                                                                              VIP II INVESTMENT
                                                           VIP GROWTH                VIP OVERSEAS                GRADE BOND
                                                        (GRANDMASTER(TM))          (GRANDMASTER(TM))          (GRANDMASTER(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $              (288,099)   $               (38,315)   $               188,475
  Net realized gain (loss) on sales of investments                (6,078,725)                (1,177,693)                    74,189
  Change in net unrealized appreciation
    (depreciation) during the period                              (3,852,521)                  (625,309)                   445,675
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (10,219,345)                (1,841,317)                   708,339

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                              172,301                     42,607                     61,435
    Contract terminations and benefits                            (2,887,940)                  (929,567)                (1,380,035)
    Net transfers among investment options                        (2,554,211)                (1,641,206)                 2,059,914
    Contract maintenance charges                                     (13,310)                    (4,015)                    (2,635)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                              (5,283,160)                (2,532,181)                   738,679
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                (15,502,505)                (4,373,498)                 1,447,018

Net assets, beginning of year                                     36,204,269                  9,584,301                  7,682,625
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $            20,701,764    $             5,210,803    $             9,129,643
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                      3,488                      2,225                      2,752
  Units redeemed                                                     (61,042)                   (48,964)                   (63,498)
  Units transferred                                                  (47,764)                   (93,694)                    93,062
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                    (105,318)                  (140,433)                    32,316
                                                     =============================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

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
                                                                                     INITIAL CLASS
                                                     -----------------------------------------------------------------------------
                                                          VIP II ASSET                                          VIP II ASSET
                                                             MANAGER               VIP II INDEX 500            MANAGER: GROWTH
                                                        (GRANDMASTER(TM))          (GRANDMASTER(TM))          (GRANDMASTER(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $               367,807    $               (68,734)   $                92,220
  Net realized gain (loss) on sales of investments                  (774,322)                (6,020,334)                (1,339,515)
  Change in net unrealized appreciation
    (depreciation) during the period                              (1,069,286)                  (742,922)                   247,362
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       (1,475,801)                (6,831,990)                  (999,933)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                               50,312                    143,742                     31,616
    Contract terminations and benefits                            (1,573,764)                (3,112,166)                  (401,975)
    Net transfers among investment options                          (842,176)                (1,483,499)                (1,601,375)
    Contract maintenance charges                                      (5,810)                   (11,287)                    (1,752)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                              (2,371,438)                (4,463,210)                (1,973,486)
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                 (3,847,239)               (11,295,200)                (2,973,419)

Net assets, beginning of year                                     15,068,593                 39,832,748                  6,184,159
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $            11,221,354    $            28,537,548    $             3,210,740
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                      1,791                      6,037                      1,844
  Units redeemed                                                     (60,093)                  (138,976)                   (25,243)
  Units transferred                                                  (33,373)                    34,244                   (104,365)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                     (91,675)                   (98,695)                  (127,764)
                                                     =============================================================================

                                                                                     INITIAL CLASS
                                                     -----------------------------------------------------------------------------
                                                                                    VIP III GROWTH
                                                       VIP II CONTRAFUND            OPPORTUNITIES            VIP III BALANCED
                                                       (GRANDMASTER(TM))          (GRANDMASTER(TM))          (GRANDMASTER(TM))
                                                           DIVISION                   DIVISION                   DIVISION
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $              (172,049)   $                (6,999)   $                76,740
  Net realized gain (loss) on sales of investments                (5,376,265)                  (621,483)                  (256,701)
  Change in net unrealized appreciation
    (depreciation) during the period                               2,213,119                   (252,370)                  (278,947)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       (3,335,195)                  (880,852)                  (458,908)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                              191,801                     33,622                     21,893
    Contract terminations and benefits                            (3,440,642)                  (301,721)                  (605,998)
    Net transfers among investment options                          (800,112)                  (404,448)                   329,709
    Contract maintenance charges                                     (12,808)                    (1,886)                    (2,216)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                              (4,061,761)                  (674,433)                  (256,612)
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                 (7,396,956)                (1,555,285)                  (715,520)

Net assets, beginning of year                                     36,630,159                  3,924,355                  4,867,997
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $            29,233,203    $             2,369,070    $             4,152,477
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                      7,969                      3,500                      1,828
  Units redeemed                                                    (148,795)                   (34,143)                   (52,761)
  Units transferred                                                  (20,661)                   (50,611)                    30,339
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                    (161,487)                   (81,254)                   (20,594)
                                                     =============================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                          INITIAL CLASS                            SERVICE CLASS
                                                     -----------------------    --------------------------------------------------
                                                        VIP III GROWTH &                                        MFS EMERGING
                                                             INCOME                 VIP III MID CAP                GROWTH
                                                        (GRANDMASTER(TM))          (GRANDMASTER(TM))          (IQ ANNUITY(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                     -----------------------    --------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                  (413)   $               (26,882)   $                (9,574)
  Net realized gain (loss) on sales of investments                (1,391,360)                   (83,242)                  (387,113)
  Change in net unrealized appreciation
    (depreciation) during the period                                (139,021)                  (528,489)                    81,797
                                                     -----------------------    --------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       (1,530,794)                  (638,613)                  (314,890)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                               23,736                     27,081                     96,888
    Contract terminations and benefits                              (880,485)                  (465,562)                   (60,108)
    Net transfers among investment options                           237,087                  1,357,964                    159,064
    Contract maintenance charges                                      (3,708)                    (1,495)                       (86)
                                                     -----------------------    --------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                (623,370)                   917,988                    195,758
                                                     -----------------------    --------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                 (2,154,164)                   279,375                   (119,132)

Net assets, beginning of year                                      8,539,949                  4,449,581                    649,293
                                                     -----------------------    --------------------------------------------------
NET ASSETS, END OF YEAR                              $             6,385,785    $             4,728,956    $               530,161
                                                     =======================    ==================================================
UNIT TRANSACTIONS
  Units purchased                                                      1,820                      1,736                     16,368
  Units redeemed                                                     (70,474)                   (30,326)                   (13,743)
  Units transferred                                                   14,660                     82,091                     21,214
                                                     -----------------------    --------------------------------------------------
Net increase (decrease) in units                                     (53,994)                    53,501                     23,839
                                                     =======================    ==================================================

                                                                                    SERVICE CLASS
                                                     -----------------------------------------------------------------------------
                                                          MFS EMERGING                                          MFS INVESTORS
                                                             GROWTH                  MFS INVESTORS              GROWTH STOCK
                                                        (GRANDMASTER(TM))            GROWTH STOCK             (ANNUICHOICE(TM))
                                                            DIVISION               (IQ ANNUITY(TM))               DIVISION
                                                           -JULY 16*-                  DIVISION                  -JULY 23*-
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                   (49)   $                (1,092)   $                  (152)
  Net realized gain (loss) on sales of investments                       (18)                   (34,418)                        11
  Change in net unrealized appreciation
    (depreciation) during the period                                    (297)                     7,161                       (541)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                             (364)                   (28,349)                      (682)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                    -                     36,814                      7,873
    Contract terminations and benefits                                  (349)                   (58,776)                         -
    Net transfers among investment options                             9,126                     50,857                     32,675
    Contract maintenance charges                                          (3)                       (10)                         -
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                   8,774                     28,885                     40,548
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                      8,410                        536                     39,866

Net assets, beginning of year                                              -                     59,201                          -
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                 8,410    $                59,737    $                39,866
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                          -                      5,465                      1,154
  Units redeemed                                                         (54)                   (11,495)                        (6)
  Units transferred                                                    1,666                      9,408                      4,366
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                       1,612                      3,378                      5,514
                                                     =============================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

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
                                                                                     SERVICE CLASS
                                                     -----------------------------------------------------------------------------
                                                          MFS INVESTORS              MFS INVESTORS
                                                          GROWTH STOCK               GROWTH STOCK
                                                        (GRANDMASTER(TM))       (GRANDMASTER FLEX3(TM))      MFS INVESTORS TRUST
                                                            DIVISION                   DIVISION               (IQ ANNUITY(TM))
                                                          -JANUARY 17*-             -SEPTEMBER 30*-               DIVISION
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                  (347)   $                   (10)   $                  (779)
  Net realized gain (loss) on sales of investments                   (10,607)                         -                     (2,522)
  Change in net unrealized appreciation
    (depreciation) during the period                                  (2,395)                      (204)                   (23,701)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (13,349)                      (214)                   (27,002)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                    -                          -                    131,515
    Contract terminations and benefits                                  (502)                         -                    (10,312)
    Net transfers among investment options                            27,338                      4,412                       (287)
    Contract maintenance charges                                          (5)                         -                        (17)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  26,831                      4,412                    120,899
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     13,482                      4,198                     93,897

Net assets, beginning of year                                              -                          -                      8,774
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                13,482    $                 4,198    $               102,671
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                          -                          -                     16,202
  Units redeemed                                                         (61)                        (1)                    (1,551)
  Units transferred                                                    1,976                        505                          6
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                       1,915                        504                     14,657
                                                     =============================================================================

                                                                                     SERVICE CLASS
                                                     -----------------------------------------------------------------------------
                                                       MFS INVESTORS TRUST        MFS INVESTORS TRUST            MFS MID CAP
                                                        (ANNUICHOICE(TM))          (GRANDMASTER(TM))               GROWTH
                                                            DIVISION                   DIVISION               (IQ ANNUITY(TM))
                                                           -JUNE 30*-                 -MARCH 19*-                 DIVISION
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                   (76)   $                  (282)   $                (1,902)
  Net realized gain (loss) on sales of investments                      (945)                    (1,349)                   (97,875)
  Change in net unrealized appreciation
    (depreciation) during the period                                    (134)                    (3,102)                    15,084
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           (1,155)                    (4,733)                   (84,693)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                    -                          -                     16,372
    Contract terminations and benefits                                     -                     (1,709)                   (14,189)
    Net transfers among investment options                            15,826                    130,901                     33,034
    Contract maintenance charges                                           -                         (5)                       (35)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  15,826                    129,187                     35,182
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     14,671                    124,454                    (49,511)

Net assets, beginning of year                                              -                          -                    155,670
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                14,671    $               124,454    $               106,159
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                          -                          -                      2,946
  Units redeemed                                                           -                       (217)                    (2,573)
  Units transferred                                                    1,893                     16,422                      4,268
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                       1,893                     16,205                      4,641
                                                     =============================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                    SERVICE CLASS
                                                     ---------------------------------------------------------------------------
                                                         MFS MID CAP                MFS MID CAP            MFS MID CAP GROWTH
                                                           GROWTH                     GROWTH             (GRANDMASTER FLEX3(TM))
                                                       (ANNUICHOICE(TM))          (GRANDMASTER(TM))             DIVISION
                                                          DIVISION                    DIVISION               -SEPTEMBER 30*-
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                  (805)  $                (4,826)  $                   (10)
  Net realized gain (loss) on sales of investments                   (13,651)                 (309,014)                        -
  Change in net unrealized appreciation
    (depreciation) during the period                                 (17,618)                   59,288                      (133)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (32,074)                 (254,552)                     (143)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                4,359                     8,236                         -
    Contract terminations and benefits                                  (704)                  (59,329)                        -
    Net transfers among investment options                            46,767                  (341,497)                    4,412
    Contract maintenance charges                                         (29)                     (165)                        -
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  50,393                  (392,755)                    4,412
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     18,319                  (647,307)                    4,269

Net assets, beginning of year                                         39,610                   683,690                         -
                                                     ---------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                57,929   $                36,383   $                 4,269
                                                     ===========================================================================
UNIT TRANSACTIONS
  Units purchased                                                        728                     1,208                         -
  Units redeemed                                                        (145)                   (9,841)                       (1)
  Units transferred                                                    5,815                   (68,002)                      540
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in units                                       6,398                   (76,635)                      539
                                                     ===========================================================================

                                                                                    SERVICE CLASS
                                                     ---------------------------------------------------------------------------
                                                        MFS NEW DISCOVERY        MFS NEW DISCOVERY         MFS NEW DISCOVERY
                                                         (IQ ANNUITY(TM))        (ANNUICHOICE(TM))         (GRANDMASTER(TM))
                                                            DIVISION                 DIVISION                  DIVISION
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                (1,782)  $                (1,140)  $                (3,743)
  Net realized gain (loss) on sales of investments                   (51,440)                     (201)                  (90,793)
  Change in net unrealized appreciation
    (depreciation) during the period                                 (10,031)                  (26,060)                  (27,894)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (63,253)                  (27,401)                 (122,430)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                    -                    45,979                     6,572
    Contract terminations and benefits                                  (111)                        -                   (32,956)
    Net transfers among investment options                            55,468                    89,215                   310,307
    Contract maintenance charges                                         (71)                      (14)                      (66)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  55,286                   135,180                   283,857
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     (7,967)                  107,779                   161,427

Net assets, beginning of year                                        118,064                       819                   113,597
                                                     ---------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $               110,097   $               108,598   $               275,024
                                                     ===========================================================================
UNIT TRANSACTIONS
  Units purchased                                                          -                     4,740                       747
  Units redeemed                                                         (25)                       (2)                   (4,172)
  Units transferred                                                    5,290                    10,501                    33,843
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in units                                       5,265                    15,239                    30,418
                                                     ===========================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

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
                                                                                    SERVICE CLASS
                                                     ---------------------------------------------------------------------------
                                                          MFS CAPITAL                MFS CAPITAL                MFS CAPITAL
                                                         OPPORTUNITIES              OPPORTUNITIES             OPPORTUNITIES
                                                        (IQ ANNUITY(TM))          (ANNUICHOICE(TM))          (GRANDMASTER(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                (1,445)  $                  (609)  $                  (551)
  Net realized gain (loss) on sales of investments                   (22,335)                     (808)                  (12,084)
  Change in net unrealized appreciation
    (depreciation) during the period                                 (16,647)                  (13,461)                   (1,089)
                                                     ---------------------------------------------------------------------------
  Net increase (decrease) in net assets
    resulting from operations                                        (40,427)                  (14,878)                  (13,724)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                               46,623                         -                     3,069
    Contract terminations and benefits                                (1,855)                   (1,266)                  (50,572)
    Net transfers among investment options                            52,220                    38,402                     3,599
    Contract maintenance charges                                         (24)                       (8)                      (39)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  96,964                    37,128                   (43,943)
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     56,537                    22,250                   (57,667)

Net assets, beginning of year                                         68,291                    31,753                    83,575
                                                     ---------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $               124,828   $                54,003   $                25,908
                                                     ===========================================================================
UNIT TRANSACTIONS
  Units purchased                                                      6,341                         -                       472
  Units redeemed                                                        (326)                     (222)                   (6,594)
  Units transferred                                                    8,515                     5,114                       347
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in units                                      14,530                     4,892                    (5,775)
                                                     ===========================================================================

                                                                                    SERVICE CLASS
                                                     ---------------------------------------------------------------------------
                                                        MFS TOTAL RETURN          MFS TOTAL RETURN          MFS TOTAL RETURN
                                                        (IQ ANNUITY(TM))          (ANNUICHOICE(TM))         (GRANDMASTER(TM))
                                                            DIVISION                  DIVISION                 DIVISION
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                 7,868   $                   999   $                30,492
  Net realized gain (loss) on sales of investments                    (7,061)                   (4,200)                 (233,883)
  Change in net unrealized appreciation
    (depreciation) during the period                                 (48,743)                   (7,409)                    5,369
                                                     ---------------------------------------------------------------------------
  Net increase (decrease) in net assets
    resulting from operations                                        (47,936)                  (10,610)                 (198,022)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                              349,465                    22,620                    60,213
    Contract terminations and benefits                               (40,267)                   (7,456)                 (220,757)
    Net transfers among investment options                           199,130                   292,345                   844,899
    Contract maintenance charges                                        (233)                      (34)                     (649)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 508,095                   307,475                   683,706
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    460,159                   296,865                   485,684

Net assets, beginning of year                                        381,406                    67,000                 1,177,369
                                                     ---------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $               841,565   $               363,865   $             1,663,053
                                                     ===========================================================================
UNIT TRANSACTIONS
  Units purchased                                                     36,170                     2,435                     6,183
  Units redeemed                                                      (4,283)                     (790)                  (23,685)
  Units transferred                                                   20,606                    30,384                    78,965
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in units                                      52,493                    32,029                    61,463
                                                     ===========================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                    SERVICE CLASS
                                                     ---------------------------------------------------------------------------
                                                        MFS TOTAL RETURN             MFS RESEARCH             MFS RESEARCH
                                                     (GRANDMASTER FLEX3(TM))      (ANNUICHOICE(TM))        (GRANDMASTER(TM))
                                                            DIVISION                   DIVISION                 DIVISION
                                                          -SEPTEMBER 30*-           -FEBRUARY 15*-              -MAY 6*-
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                   (12)  $                  (268)  $                   (55)
  Net realized gain (loss) on sales of investments                         -                       (56)                    6,057
  Change in net unrealized appreciation
    (depreciation) during the period                                     (53)                   (4,216)                     (200)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                              (65)                   (4,540)                    5,802

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                8,117                         -                         -
    Contract terminations and benefits                                     -                         -                         -
    Net transfers among investment options                               717                    44,120                     8,024
    Contract maintenance charges                                           -                         -                         -
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                   8,834                    44,120                     8,024
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                      8,769                    39,580                    13,826

Net assets, beginning of year                                              -                         -                         -
                                                     ---------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                 8,769   $                39,580   $                13,826
                                                     ===========================================================================
UNIT TRANSACTIONS
  Units purchased                                                        852                         -                         -
  Units redeemed                                                          (1)                      (15)                        -
  Units transferred                                                  181,433                     5,342                     1,876
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in units                                     182,284                     5,327                     1,876
                                                     ===========================================================================

                                                                                   SERVICE CLASS 2
                                                     ---------------------------------------------------------------------------
                                                                                                             VIP MONEY MARKET
                                                        VIP MONEY MARKET         VIP MONEY MARKET          (GRANDMASTER FLEX3)
                                                        (IQ ANNUITY(TM))          (ANNUICHOICE(TM))             DIVISION
                                                           DIVISION                   DIVISION              -SEPTEMBER 30*-
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                  (829)  $                (5,239)  $                    (3)
  Net realized gain (loss) on sales of investments                         -                         -                         -
  Change in net unrealized appreciation
    (depreciation) during the period                                       -                         -                         -
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                             (829)                   (5,239)                       (3)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                           10,772,038                 1,764,221                    15,450
    Contract terminations and benefits                           (14,203,788)                 (305,821)                        -
    Net transfers among investment options                           450,201                 1,474,843                   (15,447)
    Contract maintenance charges                                      (1,692)                   (1,232)                        -
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                              (2,983,241)                2,932,011                         3
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                 (2,984,070)                2,926,772                         -

Net assets, beginning of year                                      7,687,458                   981,785                         -
                                                     ---------------------------------------------------------------------------
NET ASSETS, END OF YEAR                               $            4,703,388   $             3,908,557   $                     -
                                                     ===========================================================================
UNIT TRANSACTIONS
  Units purchased                                                  1,057,189                   175,384                     1,546
  Units redeemed                                                  (1,394,112)                  (30,388)                        -
  Units transferred                                                   44,080                   143,729                    (1,546)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in units                                    (292,843)                  288,725                         -
                                                     ===========================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                   SERVICE CLASS 2
                                                     ---------------------------------------------------------------------------
                                                         VIP HIGH INCOME           VIP HIGH INCOME         VIP EQUITY-INCOME
                                                        (IQ ANNUITY(TM))          (ANNUICHOICE(TM))         (IQ ANNUITY(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                13,884   $                 3,043   $                16,568
  Net realized gain (loss) on sales of investments                   (10,368)                     (444)                  (66,779)
  Change in net unrealized appreciation
    (depreciation) during the period                                   1,172                      (367)                 (187,831)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                            4,688                     2,232                  (238,042)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                               27,906                     5,248                   409,487
    Contract terminations and benefits                               (23,059)                   (1,755)                  (61,954)
    Net transfers among investment options                            77,508                    25,100                    50,591
    Contract maintenance charges                                         (87)                      (11)                     (105)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  82,268                    28,582                   398,019
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     86,956                    30,814                   159,977

Net assets, beginning of year                                        158,657                    34,658                   835,326
                                                     ---------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $               245,613   $                65,472   $               995,303
                                                     ===========================================================================
UNIT TRANSACTIONS
  Units purchased                                                      3,618                       584                    45,902
  Units redeemed                                                      (3,069)                     (187)                   (7,327)
  Units transferred                                                    9,719                     2,663                     2,381
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in units                                      10,268                     3,060                    40,956
                                                     ===========================================================================

                                                                                   SERVICE CLASS 2
                                                     ---------------------------------------------------------------------------
                                                                                  VIP EQUITY-INCOME
                                                       VIP EQUITY-INCOME       (GRANDMASTER FLEX3(TM))         VIP GROWTH
                                                       (ANNUICHOICE(TM))              DIVISION              (IQ ANNUITY(TM))
                                                           DIVISION                -SEPTEMBER 30*-              DIVISION
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                   671   $                    (1)  $                (8,600)
  Net realized gain (loss) on sales of investments                    (5,087)                        -                  (127,064)
  Change in net unrealized appreciation
    (depreciation) during the period                                 (42,496)                      (10)                 (112,040)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (46,912)                      (11)                 (247,704)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                               22,575                       150                   165,696
    Contract terminations and benefits                                (6,442)                        -                   (22,653)
    Net transfers among investment options                           241,162                     1,351                    98,444
    Contract maintenance charges                                         (36)                        -                       (70)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 257,259                     1,501                   241,417
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    210,347                     1,490                    (6,287)

Net assets, beginning of year                                         79,349                         -                   614,915
                                                     ---------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $               289,696   $                 1,490   $               608,628
                                                     ===========================================================================
UNIT TRANSACTIONS
  Units purchased                                                      2,587                        17                    25,483
  Units redeemed                                                        (927)                        -                    (3,894)
  Units transferred                                                   25,966                       156                    12,768
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in units                                      27,626                       173                    34,357
                                                     ===========================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                   SERVICE CLASS 2
                                                     ---------------------------------------------------------------------------
                                                           VIP GROWTH               VIP OVERSEAS             VIP OVERSEAS
                                                        (ANNUICHOICE(TM))          (IQ ANNUITY(TM))        (ANNUICHOICE(TM))
                                                            DIVISION                  DIVISION                 DIVISION
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                (2,137)  $                (2,161)  $                  (745)
  Net realized gain (loss) on sales of investments                   (28,679)                  (69,989)                   (4,025)
  Change in net unrealized appreciation
    (depreciation) during the period                                 (29,503)                   13,784                   (12,223)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (60,319)                  (58,366)                  (16,993)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                6,911                     6,411                         -
    Contract terminations and benefits                                (1,420)               (1,747,664)                     (108)
    Net transfers among investment options                           209,787                 1,805,411                    58,951
    Contract maintenance charges                                         (20)                      (12)                      (11)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 215,258                    64,146                    58,832
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    154,939                     5,780                    41,839

Net assets, beginning of year                                         50,571                    58,038                    27,638
                                                     ---------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $               205,510   $                63,818   $                69,477
                                                     ===========================================================================
UNIT TRANSACTIONS
  Units purchased                                                        740                       832                         -
  Units redeemed                                                        (164)                 (279,759)                      (15)
  Units transferred                                                   24,114                   281,971                     6,360
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in units                                      24,690                     3,044                     6,345
                                                     ===========================================================================

                                                                                   SERVICE CLASS 2
                                                     ---------------------------------------------------------------------------
                                                          VIP INVESTMENT          VIP INVESTMENT
                                                           GRADE BOND                GRADE BOND            VIP ASSET MANAGER
                                                        (IQ ANNUITY(TM))          (ANNUICHOICE(TM))         (IQ ANNUITY(TM))
                                                            DIVISION                 DIVISION                  DIVISION
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                (2,406)  $                  (586)  $                   772
  Net realized gain (loss) on sales of investments                    12,186                     4,129                    (2,300)
  Change in net unrealized appreciation
    (depreciation) during the period                                  89,602                    20,178                   (14,086)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           99,382                    23,721                   (15,614)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                              658,672                     2,603                   124,253
    Contract terminations and benefits                               (45,389)                  (11,199)                   (2,334)
    Net transfers among investment options                           725,353                   330,154                    66,238
    Contract maintenance charges                                        (145)                      (79)                      (29)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                               1,338,491                   321,479                   188,128
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                  1,437,873                   345,200                   172,514

Net assets, beginning of year                                        257,127                    58,886                    55,704
                                                     ---------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $             1,695,000   $               404,086   $               228,218
                                                     ===========================================================================
UNIT TRANSACTIONS
  Units purchased                                                     60,941                       251                    13,621
  Units redeemed                                                      (4,300)                   (1,041)                     (294)
  Units transferred                                                   68,659                    31,222                     6,887
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in units                                     125,300                    30,432                    20,214
                                                     ===========================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                   SERVICE CLASS 2
                                                     ---------------------------------------------------------------------------
                                                        VIP ASSET MANAGER            VIP INDEX 500            VIP INDEX 500
                                                        (ANNUICHOICE(TM))          (IQ ANNUITY(TM))         (ANNUICHOICE(TM))
                                                           DIVISION                   DIVISION                  DIVISION
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                  (625)  $                (3,725)  $                (2,956)
  Net realized gain (loss) on sales of investments                    (7,314)                 (168,561)                  (38,740)
  Change in net unrealized appreciation
    (depreciation) during the period                                  (2,301)                    6,453                   (50,803)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (10,240)                 (165,833)                  (92,499)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                4,719                   187,463                    11,896
    Contract terminations and benefits                                (3,040)                  (56,011)                   (5,506)
    Net transfers among investment options                            97,589                   236,778                   254,001
    Contract maintenance charges                                          (3)                     (100)                      (70)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  99,265                   368,130                   260,321
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     89,025                   202,297                   167,822

Net assets, beginning of year                                         14,956                   374,420                   117,656
                                                     ---------------------------------------------------------------------------
                                                     $               103,981   $               576,717   $               285,478
                                                     ===========================================================================
UNIT TRANSACTIONS
  Units purchased                                                        475                    23,284                     1,281
  Units redeemed                                                        (322)                   (8,135)                     (701)
  Units transferred                                                    9,739                    28,701                    26,223
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in units                                       9,892                    43,850                    26,803
                                                     ===========================================================================

                                                                                   SERVICE CLASS 2
                                                     ---------------------------------------------------------------------------
                                                        VIP ASSET MANAGER:       VIP ASSET MANAGER:
                                                            GROWTH                    GROWTH                 VIP BALANCED
                                                        (IQ ANNUITY(TM))          (ANNUICHOICE(TM))        (IQ ANNUITY(TM))
                                                           DIVISION                   DIVISION                 DIVISION
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                   335   $                  (577)  $                 2,167
  Net realized gain (loss) on sales of investments                      (505)                  (10,722)                  (17,882)
  Change in net unrealized appreciation
    (depreciation) during the period                                 (24,029)                   (4,937)                  (42,741)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (24,199)                  (16,236)                  (58,456)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                               23,025                     4,720                   134,115
    Contract terminations and benefits                                  (696)                   (1,127)                  (14,253)
    Net transfers among investment options                            67,044                    66,882                   213,545
    Contract maintenance charges                                          (8)                       (9)                      (49)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  89,365                    70,466                   333,358
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     65,166                    54,230                   274,902

Net assets, beginning of year                                         85,395                    14,709                   294,844
                                                     ---------------------------------------------------------------------------
                                                     $               150,561   $                68,939   $               569,746
                                                     ===========================================================================
UNIT TRANSACTIONS
  Units purchased                                                      2,752                       476                    15,121
  Units redeemed                                                         (85)                     (119)                   (1,622)
  Units transferred                                                    7,768                     6,271                    22,167
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in units                                      10,435                     6,628                    35,666
                                                     ===========================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                   SERVICE CLASS 2
                                                     ---------------------------------------------------------------------------
                                                          VIP BALANCED             VIP CONTRAFUND           VIP CONTRAFUND
                                                        (ANNUICHOICE(TM))         (IQ ANNUITY(TM))         (ANNUICHOICE(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                  (797)  $                (6,780)  $                (1,012)
  Net realized gain (loss) on sales of investments                      (877)                  (12,782)                     (122)
  Change in net unrealized appreciation
    (depreciation) during the period                                  (3,753)                  (68,031)                   (5,582)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           (5,427)                  (87,593)                   (6,716)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                2,158                   266,157                     8,910
    Contract terminations and benefits                                (3,976)                  (39,711)                     (140)
    Net transfers among investment options                           137,005                   434,283                   242,250
    Contract maintenance charges                                         (18)                      (60)                       (7)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 135,169                   660,669                   251,013
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    129,742                   573,076                   244,297

Net assets, beginning of year                                          4,553                   416,852                     1,565
                                                     ---------------------------------------------------------------------------
                                                     $               134,295   $               989,928   $               245,862
                                                     ===========================================================================
UNIT TRANSACTIONS
  Units purchased                                                        223                    31,080                       910
  Units redeemed                                                        (437)                   (4,728)                      (16)
  Units transferred                                                   14,442                    50,969                    26,513
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in units                                      14,228                    77,321                    27,407
                                                     ===========================================================================

                                                                                   SERVICE CLASS 2
                                                     ---------------------------------------------------------------------------
                                                                                                               VIP GROWTH
                                                          VIP CONTRAFUND            VIP GROWTH               OPPORTUNITIES
                                                     (GRANDMASTER FLEX3(TM))       OPPORTUNITIES            (ANNUICHOICE(TM))
                                                             DIVISION            (IQ ANNUITY(TM))               DIVISION
                                                          -SEPTEMBER 30*-            DIVISION                  -MARCH 7*-
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                   (17)  $                   (30)  $                  (658)
  Net realized gain (loss) on sales of investments                         -                      (545)                  (11,129)
  Change in net unrealized appreciation
    (depreciation) during the period                                     (42)                     (429)                   (3,513)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                              (59)                   (1,004)                  (15,300)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                    -                         -                     4,703
    Contract terminations and benefits                                     -                         -                    (4,130)
    Net transfers among investment options                             7,696                     2,378                    54,872
    Contract maintenance charges                                           -                       (14)                        -
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                   7,696                     2,364                    55,445
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                      7,637                     1,360                    40,145

Net assets, beginning of year                                              -                     5,113                         -
                                                     ---------------------------------------------------------------------------
                                                     $                 7,637   $                 6,473   $                40,145
                                                     ===========================================================================
UNIT TRANSACTIONS
  Units purchased                                                          -                         -                       486
  Units redeemed                                                          (1)                       (2)                     (528)
  Units transferred                                                      861                       361                     5,222
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in units                                         860                       359                     5,180
                                                     ===========================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                   SERVICE CLASS 2
                                                     ---------------------------------------------------------------------------
                                                          VIP GROWTH &              VIP GROWTH &           VIP GROWTH & INCOME
                                                            INCOME                    INCOME             (GRANDMASTER FLEX3(TM))
                                                        (IQ ANNUITY(TM))          (ANNUICHOICE(TM))            DIVISION
                                                           DIVISION                   DIVISION              -SEPTEMBER 30*-
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                (2,623)  $                  (477)  $                    (1)
  Net realized gain (loss) on sales of investments                   (63,348)                   (2,138)                        -
  Change in net unrealized appreciation
    (depreciation) during the period                                 (69,975)                   (3,673)                      (13)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         (135,946)                   (6,288)                      (14)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                               76,598                     4,782                       150
    Contract terminations and benefits                               (19,640)                   (3,104)                        -
    Net transfers among investment options                           159,776                    59,486                       778
    Contract maintenance charges                                         (63)                       (3)                        -
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 216,671                    61,161                       928
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     80,725                    54,873                       914

Net assets, beginning of year                                        414,633                     3,669                         -
                                                     ---------------------------------------------------------------------------
                                                     $               495,358   $                58,542   $                   914
                                                     ===========================================================================
UNIT TRANSACTIONS
  Units purchased                                                      9,085                       476                        16
  Units redeemed                                                      (2,556)                     (384)                        -
  Units transferred                                                   14,270                     6,510                        83
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in units                                      20,799                     6,602                        99
                                                     ===========================================================================

                                                                                   SERVICE CLASS 2
                                                     ---------------------------------------------------------------------------
                                                                                                               VIP MID CAP
                                                          VIP MID CAP              VIP MID CAP           (GRANDMASTER FLEX3(TM))
                                                        (IQ ANNUITY(TM))         (ANNUICHOICE(TM))             DIVISION
                                                           DIVISION                  DIVISION               -SEPTEMBER 30*-
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                (6,300)  $                (1,754)  $                    (5)
  Net realized gain (loss) on sales of investments                   (66,625)                     (751)                        -
  Change in net unrealized appreciation
    (depreciation) during the period                                 (46,552)                  (12,888)                       16
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         (119,477)                  (15,393)                       11

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                              111,808                    86,971                     5,447
    Contract terminations and benefits                               (34,357)                     (442)                        -
    Net transfers among investment options                           469,250                   142,406                         1
    Contract maintenance charges                                        (112)                      (11)                        -
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 546,589                   228,924                     5,448
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    427,112                   213,531                     5,459

Net assets, beginning of year                                        483,606                    10,474                         -
                                                     ---------------------------------------------------------------------------
                                                     $               910,718   $               224,005   $                 5,459
                                                     ===========================================================================
UNIT TRANSACTIONS
  Units purchased                                                     10,935                     8,348                       612
  Units redeemed                                                      (3,698)                      (47)                        -
  Units transferred                                                   46,856                    14,932                         -
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in units                                      54,093                    23,233                       612
                                                     ===========================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                   SERVICE CLASS 2
                                                     ---------------------------------------------------------------------------
                                                        VIP AGGRESSIVE          VIP DYNAMIC CAPITAL        VIP DYNAMIC CAPITAL
                                                            GROWTH                 APPRECIATION              APPRECIATION
                                                        (IQ ANNUITY(TM))          (IQ ANNUITY(TM))         (ANNUICHOICE(TM))
                                                           DIVISION                  DIVISION                  DIVISION
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                  (732)  $                (3,216)  $                  (361)
  Net realized gain (loss) on sales of investments                    (1,231)                   (2,985)                        2
  Change in net unrealized appreciation
    (depreciation) during the period                                 (14,049)                  (30,801)                   (2,611)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (16,012)                  (37,002)                   (2,970)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                               47,992                     9,358                         -
    Contract terminations and benefits                                (2,651)                   (1,859)                        -
    Net transfers among investment options                            (1,090)                  313,005                    14,095
    Contract maintenance charges                                           -                       (31)                       (7)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  44,251                   320,473                    14,088
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
                                                                      28,239                   283,471                    11,118

Net assets, beginning of year                                         17,330                     4,363                    14,964
                                                     ---------------------------------------------------------------------------
                                                     $                45,569   $               287,834   $                26,082
                                                     ===========================================================================
UNIT TRANSACTIONS
  Units purchased                                                      4,962                       733                         -
  Units redeemed                                                        (329)                     (163)                        -
  Units transferred                                                     (169)                   24,506                     1,345
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in units                                       4,464                    25,076                     1,345
                                                     ===========================================================================

                                                                                  SERVICE SHARES
                                                     ---------------------------------------------------------------------------
                                                       JANUS ASPEN GROWTH        JANUS ASPEN GROWTH        JANUS ASPEN GROWTH
                                                        (IQ ANNUITY(TM))          (ANNUICHOICE(TM))         (GRANDMASTER(TM))
                                                           DIVISION                   DIVISION                  DIVISION
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                (1,528)  $                  (453)  $                   (20)
  Net realized gain (loss) on sales of investments                    (4,714)                   (4,603)                      444
  Change in net unrealized appreciation
    (depreciation) during the period                                 (28,338)                   (5,813)                       56
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (34,580)                  (10,869)                      480

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                  990                     1,740                         -
    Contract terminations and benefits                                (4,762)                   (1,328)                        -
    Net transfers among investment options                             6,262                     5,773                   (43,415)
    Contract maintenance charges                                         (58)                       (7)                        -
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                   2,432                     6,178                   (43,415)
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
                                                                     (32,148)                   (4,691)                  (42,935)

Net assets, beginning of year                                        118,607                    30,674                    44,345
                                                     ---------------------------------------------------------------------------
                                                     $                86,459   $                25,983   $                 1,410
                                                     ===========================================================================
UNIT TRANSACTIONS
  Units purchased                                                        163                       205                         -
  Units redeemed                                                        (796)                     (217)                        -
  Units transferred                                                      815                       575                    (5,428)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in units                                         182                       563                    (5,428)
                                                     ===========================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                  SERVICE SHARES
                                                     ---------------------------------------------------------------------------
                                                           JANUS ASPEN               JANUS ASPEN             JANUS ASPEN
                                                        AGGRESSIVE GROWTH         AGGRESSIVE GROWTH        AGGRESSIVE GROWTH
                                                         (IQ ANNUITY(TM))         (ANNUICHOICE(TM))         (GRANDMASTER(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                  (872)  $                   (39)  $                  (618)
  Net realized gain (loss) on sales of investments                   (15,255)                     (245)                  (15,710)
  Change in net unrealized appreciation
    (depreciation) during the period                                  (6,705)                     (701)                   (1,733)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (22,832)                     (985)                  (18,061)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                4,816                         -                       755
    Contract terminations and benefits                                (1,436)                        -                   (13,727)
    Net transfers among investment options                            12,999                     4,161                    (3,952)
    Contract maintenance charges                                         (12)                       (3)                      (19)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  16,367                     4,158                   (16,943)
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     (6,465)                    3,173                   (35,004)

Net assets, beginning of year                                         56,240                     1,029                    68,064
                                                     ---------------------------------------------------------------------------
                                                     $                49,775   $                 4,202   $                33,060
                                                     ===========================================================================
UNIT TRANSACTIONS
  Units purchased                                                        740                         -                       122
  Units redeemed                                                        (277)                        -                    (2,101)
  Units transferred                                                    1,532                       521                      (869)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in units                                       1,995                       521                    (2,848)
                                                     ===========================================================================

                                                                                  SERVICE SHARES
                                                     ---------------------------------------------------------------------------
                                                      JANUS ASPEN CAPITAL        JANUS ASPEN CAPITAL      JANUS ASPEN CAPITAL
                                                          APPRECIATION               APPRECIATION            APPRECIATION
                                                        (IQ ANNUITY(TM))           (ANNUICHOICE(TM))       (GRANDMASTER(TM))
                                                          DIVISION                     DIVISION                DIVISION
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                (1,845)  $                  (339)  $                (1,706)
  Net realized gain (loss) on sales of investments                   (17,493)                   (3,432)                  (21,207)
  Change in net unrealized appreciation
    (depreciation) during the period                                 (15,676)                   (2,171)                  (10,860)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (35,014)                   (5,942)                  (33,773)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                               44,324                         -                     2,177
    Contract terminations and benefits                                  (237)                     (167)                  (16,267)
    Net transfers among investment options                            33,474                      (752)                   55,045
    Contract maintenance charges                                         (35)                      (10)                      (48)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  77,526                      (929)                   40,907
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     42,512                    (6,871)                    7,134

Net assets, beginning of year                                        156,136                    16,587                   176,679
                                                     ---------------------------------------------------------------------------
                                                     $               198,648   $                 9,716   $               183,813
                                                     ===========================================================================
UNIT TRANSACTIONS
  Units purchased                                                      6,043                         -                       286
  Units redeemed                                                         (38)                      (40)                   (2,156)
  Units transferred                                                    4,440                      (452)                    7,261
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in units                                      10,445                      (492)                    5,391
                                                     ===========================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                  SERVICE SHARES
                                                     ---------------------------------------------------------------------------
                                                        JANUS ASPEN CORE           JANUS ASPEN CORE         JANUS ASPEN CORE
                                                            EQUITY                    EQUITY                    EQUITY
                                                        (IQ ANNUITY(TM))          (ANNUICHOICE(TM))         (GRANDMASTER(TM))
                                                           DIVISION                   DIVISION                 DIVISION
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                (1,029)  $                  (310)  $                  (689)
  Net realized gain (loss) on sales of investments                   (12,956)                      (19)                   (9,623)
  Change in net unrealized appreciation
    (depreciation) during the period                                  (4,128)                   (4,257)                   (2,393)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (18,113)                   (4,586)                  (12,705)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                               75,681                         -                         -
    Contract terminations and benefits                                (4,925)                     (304)                  (18,995)
    Net transfers among investment options                           (18,734)                   13,517                     9,513
    Contract maintenance charges                                         (26)                      (15)                      (33)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  51,996                    13,198                    (9,515)
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     33,883                     8,612                   (22,220)

Net assets, beginning of year                                         45,122                    13,726                    67,023
                                                     ---------------------------------------------------------------------------
                                                     $                79,005   $                22,338   $                44,803
                                                     ===========================================================================
UNIT TRANSACTIONS
  Units purchased                                                      9,908                         -                         -
  Units redeemed                                                        (722)                      (37)                   (2,582)
  Units transferred                                                   (2,995)                    1,431                     1,286
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in units                                       6,191                     1,394                    (1,296)
                                                     ===========================================================================

                                                                                  SERVICE SHARES
                                                     ---------------------------------------------------------------------------
                                                           JANUS ASPEN              JANUS ASPEN                JANUS ASPEN
                                                      INTERNATIONAL GROWTH      INTERNATIONAL GROWTH      INTERNATIONAL GROWTH
                                                          (IQ ANNUITY(TM))        (ANNUICHOICE(TM))          (GRANDMASTER(TM))
                                                             DIVISION                 DIVISION                   DIVISION
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                (8,207)  $                  (490)  $                (3,245)
  Net realized gain (loss) on sales of investments                   461,979                    (3,632)                  (77,860)
  Change in net unrealized appreciation
    (depreciation) during the period                                 (39,103)                  (16,196)                  (47,800)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          414,669                   (20,318)                 (128,905)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                3,397                    37,211                     2,309
    Contract terminations and benefits                                (2,294)                      (41)                  (48,480)
    Net transfers among investment options                        (2,035,506)                   34,336                  (431,843)
    Contract maintenance charges                                         (69)                      (11)                     (145)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                              (2,034,472)                   71,495                  (478,159)
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                 (1,619,803)                   51,177                  (607,064)

Net assets, beginning of year                                      1,684,616                    16,296                   647,268
                                                     ---------------------------------------------------------------------------
                                                     $                64,813   $                67,473   $                40,204
                                                     ===========================================================================
UNIT TRANSACTIONS
  Units purchased                                                        578                     3,938                       313
  Units redeemed                                                        (378)                       (6)                   (6,938)
  Units transferred                                                 (210,474)                    3,621                   (65,974)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in units                                    (210,274)                    7,553                   (72,599)
                                                     ===========================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                  SERVICE SHARES
                                                     ---------------------------------------------------------------------------
                                                          JANUS ASPEN
                                                      INTERNATIONAL GROWTH         JANUS ASPEN               JANUS ASPEN
                                                     (GRANDMASTER FLEX3(TM))      STRATEGIC VALUE           STRATEGIC VALUE
                                                             DIVISION             (IQ ANNUITY(TM))         (ANNUICHOICE(TM))
                                                          -SEPTEMBER 30*-            DIVISION                  DIVISION
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                     -   $                (2,624)  $                (1,033)
  Net realized gain (loss) on sales of investments                         -                    (6,045)                      322
  Change in net unrealized appreciation
    (depreciation) during the period                                     (26)                  (43,707)                  (19,183)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                              (26)                  (52,376)                  (19,894)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                    -                    23,500                        (6)
    Contract terminations and benefits                                     -                    (5,241)                   (2,415)
    Net transfers among investment options                             1,546                    55,610                    81,554
    Contract maintenance charges                                           -                       (29)                      (11)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                   1,546                    73,840                    79,122
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                      1,520                    21,464                    59,228

Net assets, beginning of year                                              -                   139,723                    32,826
                                                     ---------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                 1,520   $               161,187   $                92,054
                                                     ===========================================================================
UNIT TRANSACTIONS
  Units purchased                                                          -                     2,668                         -
  Units redeemed                                                           -                      (572)                     (349)
  Units transferred                                                      187                     6,030                     9,693
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in units                                         187                     8,126                     9,344
                                                     ===========================================================================

                                                                                  SERVICE SHARES
                                                     ---------------------------------------------------------------------------
                                                                                    JANUS ASPEN
                                                         JANUS ASPEN              STRATEGIC VALUE            JANUS ASPEN
                                                        STRATEGIC VALUE        (GRANDMASTER FLEX3(TM))         BALANCED
                                                       (GRANDMASTER(TM))              DIVISION             (ANNUICHOICE(TM))
                                                            DIVISION              -SEPTEMBER 30*-              DIVISION
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                (2,605)  $                    (3)  $                   922
  Net realized gain (loss) on sales of investments                   (14,442)                        -                       (16)
  Change in net unrealized appreciation
    (depreciation) during the period                                 (35,269)                      (91)                   (4,906)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (52,316)                      (94)                   (4,000)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                    -                     3,631                         -
    Contract terminations and benefits                               (19,552)                        -                         -
    Net transfers among investment options                            22,521                         2                   124,956
    Contract maintenance charges                                         (76)                        -                       (44)
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                   2,893                     3,633                   124,912
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    (49,423)                    3,539                   120,912

Net assets, beginning of year                                        195,177                         -                     9,880
                                                     ---------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $               145,754   $                 3,539   $               130,792
                                                     ===========================================================================
UNIT TRANSACTIONS
  Units purchased                                                          -                       438                         -
  Units redeemed                                                      (2,666)                        -                         -
  Units transferred                                                    2,434                         -                    13,167
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in units                                        (232)                      438                    13,167
                                                     ===========================================================================


SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note:  Year ended unless otherwise noted.

                                                                                  SERVICE SHARES
                                                     -----------------------------------------------------------------------------
                                                                                      JANUS ASPEN               JANUS ASPEN
                                                          JANUS ASPEN                   BALANCED                  BALANCED
                                                            BALANCED           ((GRANDMASTER FLEX3(TM))          (IQ3(TM))
                                                        (GRANDMASTER(TM))              DIVISION                   DIVISION
                                                            DIVISION                -SEPTEMBER 30*-               -MAY 7*-
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                 2,136    $                   127    $                    55
  Net realized gain (loss) on sales of investments                    (7,136)                         -                          -
  Change in net unrealized appreciation
    (depreciation) during the period                                 (10,025)                      (246)                      (110)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (15,025)                      (119)                       (55)

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT RELATED TRANSACTIONS
    Contributions from contract holders                                6,572                      8,117                          -
    Contract terminations and benefits                               (20,573)                         -                          -
    Net transfers among investment options                           294,929                      6,534                     11,487
    Contract maintenance charges                                         (26)                         -                          -
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 280,902                     14,651                     11,487
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    265,877                     14,532                     11,432

Net assets, beginning of year                                         48,252                          -                          -
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $               314,129    $                14,532    $                11,432
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                        688                        859                          -
  Units redeemed                                                      (2,295)                        (2)                        (2)
  Units transferred                                                   32,221                        684                      1,226
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                      30,614                      1,541                      1,224
                                                     =============================================================================

                                                                                  SERVICE SHARES
                                                     -----------------------------------------------------------------------------
                                                           JANUS ASPEN                JANUS ASPEN               JANUS ASPEN
                                                         WORLDWIDE GROWTH          WORLDWIDE GROWTH           WORLDWIDE GROWTH
                                                        (ANNUICHOICE(TM))          (IQ ANNUITY(TM))           (GRANDMASTER(TM))
                                                             DIVISION                  DIVISION                   DIVISION
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                  (478)   $                (4,840)   $                  (638)
  Net realized gain (loss) on sales of investments                   (11,645)                   199,977                     (7,530)
  Change in net unrealized appreciation
    (depreciation) during the period                                  (5,350)                   (26,001)                   (16,083)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (17,473)                   169,136                    (24,251)
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT RELATED TRANSACTIONS
    Contributions from contract holders                                2,245                     85,675                      1,510
    Contract terminations and benefits                                (1,762)                  (478,872)                   (26,462)
    Net transfers among investment options                            17,004                   (174,245)                       705
    Contract maintenance charges                                         (26)                       (15)                       (24)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  17,461                   (567,457)                   (24,271)
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                        (12)                  (398,321)                   (48,522)

Net assets, beginning of year                                         44,630                    614,032                    105,354
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                44,618    $               215,711    $                56,832
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                        277                     11,906                        209
  Units redeemed                                                        (243)                   (56,942)                    (3,514)
  Units transferred                                                    1,652                      7,620                        (41)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                       1,686                    (37,416)                    (3,346)
                                                     =============================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note: Year ended unless otherwise noted.

                                                                                    CLASS 1B SHARES
                                                     -----------------------------------------------------------------------------
                                                        PUTNAM VT GROWTH            PUTNAM VT GROWTH          PUTNAM VT GROWTH
                                                            & INCOME                   & INCOME                   & INCOME
                                                        (ANNUICHOICE(TM))           (IQ ANNUITY(TM))          (GRANDMASTER(TM))
                                                             DIVISION                  DIVISION                    DIVISION
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                   839    $                 2,620    $                 4,397
  Net realized gain (loss) on sales of investments                   (14,040)                   (38,330)                   (13,474)
  Change in net unrealized appreciation
    (depreciation) during the period                                 (12,596)                   (82,081)                   (13,657)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (25,797)                  (117,791)                   (22,734)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                               19,130                    122,653                      3,012
    Contract terminations and benefits                                (4,042)                   (29,861)                    (1,499)
    Net transfers among investment options                            93,321                    150,571                     65,177
    Contract maintenance charges                                          (8)                       (44)                       (54)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 108,401                    243,319                     66,636
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     82,604                    125,528                     43,902

Net assets, beginning of year                                         20,131                    327,157                     26,478
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $               102,735    $               452,685    $                70,380
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                      2,044                     14,637                        329
  Units redeemed                                                        (545)                    (3,663)                      (186)
  Units transferred                                                    9,505                     15,528                      6,284
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                      11,004                     26,502                      6,427
                                                     =============================================================================

                                                                                    CLASS 1B SHARES
                                                     -----------------------------------------------------------------------------
                                                        PUTNAM VT GROWTH              PUTNAM VT
                                                             & INCOME            INTERNATIONAL GROWTH             PUTNAM VT
                                                     (GRANDMASTER FLEX3(TM))       (ANNUICHOICE(TM))         INTERNATIONAL GROWTH
                                                            DIVISION                   DIVISION                (IQ ANNUITY(TM))
                                                         -SEPTEMBER 30*-             -FEBRUARY 21*-               DIVISION
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                    (5)   $                  (321)   $                (8,448)
  Net realized gain (loss) on sales of investments                         -                        (43)                   483,557
  Change in net unrealized appreciation
    (depreciation) during the period                                     (81)                      (768)                   (27,449)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                              (86)                    (1,132)                   447,660

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                5,447                     11,286                     63,336
    Contract terminations and benefits                                     -                          -                 (2,257,476)
    Net transfers among investment options                                 1                    106,019                    823,031
    Contract maintenance charges                                           -                          -                          -
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                   5,448                    117,305                 (1,371,109)
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                      5,362                    116,173                   (923,449)

Net assets, beginning of year                                              -                          -                  1,114,254
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                 5,362    $               116,173    $               190,805
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                        622                      1,312                      7,879
  Units redeemed                                                           -                        (20)                  (298,550)
  Units transferred                                                        -                     13,602                    191,656
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                         622                     14,894                    (99,015)
                                                     =============================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note: Year ended unless otherwise noted.

                                                                                   CLASS 1B SHARES
                                                     -----------------------------------------------------------------------------
                                                                                      PUTNAM VT
                                                            PUTNAM VT            INTERNATIONAL GROWTH          PUTNAM VT SMALL
                                                       INTERNATIONAL GROWTH     (GRANDMASTER FLEX3(TM))           CAP VALUE
                                                        (GRANDMASTER(TM))             DIVISION                (ANNUICHOICE(TM))
                                                            DIVISION               -SEPTEMBER 30*-                 DIVISION
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                (2,532)   $                    (3)   $                (1,494)
  Net realized gain (loss) on sales of investments                   (72,175)                         -                     (4,663)
  Change in net unrealized appreciation
    (depreciation) during the period                                     189                         (7)                   (54,989)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (74,518)                       (10)                   (61,146)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                    -                      3,631                     38,761
    Contract terminations and benefits                               (21,196)                         -                     (2,453)
    Net transfers among investment options                           239,158                          -                    163,564
    Contract maintenance charges                                         (59)                         -                        (40)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 217,903                      3,631                    199,832
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    143,385                      3,621                    138,686

Net assets, beginning of year                                         47,215                          -                     80,402
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $               190,600    $                 3,621    $               219,088
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                          -                        428                      3,689
  Units redeemed                                                      (2,808)                         -                       (266)
  Units transferred                                                   23,982                          -                     15,358
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                      21,174                        428                     18,781
                                                     =============================================================================

                                                                                   CLASS 1B SHARES
                                                     -----------------------------------------------------------------------------
                                                                                                               PUTNAM VT SMALL
                                                         PUTNAM VT SMALL            PUTNAM VT SMALL               CAP VALUE
                                                           CAP VALUE                   CAP VALUE           (GRANDMASTER FLEX3(TM))
                                                        (IQ ANNUITY(TM))           (GRANDMASTER(TM))              DIVISION
                                                            DIVISION                   DIVISION               -SEPTEMBER 30*-
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                (3,255)   $                15,862    $                    (7)
  Net realized gain (loss) on sales of investments                  (146,191)                   (14,042)                         -
  Change in net unrealized appreciation
    (depreciation) during the period                                 (27,987)                  (722,747)                        19
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         (177,433)                  (720,927)                        12

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                              191,698                     31,991                          -
    Contract terminations and benefits                                (6,480)                  (290,972)                         -
    Net transfers among investment options                           205,454                 (2,615,944)                     2,320
    Contract maintenance charges                                         (23)                    (1,503)                         -
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 390,649                 (2,876,428)                     2,320
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    213,216                 (3,597,355)                     2,332

Net assets, beginning of year                                        101,847                  5,073,529                          -
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $               315,063    $             1,476,174    $                 2,332
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                     17,718                      3,010                          -
  Units redeemed                                                        (748)                   (30,052)                         -
  Units transferred                                                   10,834                   (284,126)                       293
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                      27,804                   (311,168)                       293
                                                     =============================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note: Year ended unless otherwise noted.

                                                                                   CLASS 1B SHARES
                                                     -----------------------------------------------------------------------------
                                                           PUTNAM VT                  PUTNAM VT                  PUTNAM VT
                                                           TECHNOLOGY                 TECHNOLOGY                 TECHNOLOGY
                                                        (ANNUICHOICE(TM))          (IQ ANNUITY(TM))           (GRANDMASTER(TM))
                                                            DIVISION                   DIVISION                    DIVISION
                                                          -OCTOBER 11**-            -OCTOBER 11**-              -OCTOBER 11**-
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                  (262)   $                (1,231)   $                  (875)
  Net realized gain (loss) on sales of investments                   (15,520)                   (65,576)                   (59,250)
  Change in net unrealized appreciation
    (depreciation) during the period                                      20                       (248)                    19,865
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (15,762)                   (67,055)                   (40,260)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                5,650                        360                        511
    Contract terminations and benefits                                  (357)                      (297)                    (8,852)
    Net transfers among investment options                             9,460                    (30,922)                  (125,689)
    Contract maintenance charges                                           -                          -                         (8)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  14,753                    (30,859)                  (134,038)
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     (1,009)                   (97,914)                  (174,298)

Net assets, beginning of year                                          1,009                     97,914                    174,298
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                               $                    -    $                     -    $                     -
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                        633                         40                         71
  Units redeemed                                                         (60)                       (36)                    (1,396)
  Units transferred                                                     (674)                   (10,752)                   (22,683)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                        (101)                   (10,748)                   (24,008)
                                                     =============================================================================

                                                                                   CLASS 1B SHARES
                                                     -----------------------------------------------------------------------------
                                                        PUTNAM VT VOYAGER          PUTNAM VT VOYAGER          PUTNAM VT VOYAGER
                                                               II                        II                           II
                                                        (ANNUICHOICE(TM))           (IQ ANNUITY(TM))          (GRANDMASTER(TM))
                                                            DIVISION                    DIVISION                   DIVISION
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                  (306)   $                  (770)   $                (2,511)
  Net realized gain (loss) on sales of investments                    (1,036)                    (7,393)                   (10,207)
  Change in net unrealized appreciation
    (depreciation) during the period                                  (5,673)                    (5,396)                   (51,411)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           (7,015)                   (13,559)                   (64,129)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                5,000                     33,012                          -
    Contract terminations and benefits                                   (94)                    (1,621)                    (5,500)
    Net transfers among investment options                            20,767                     47,008                    264,813
    Contract maintenance charges                                         (11)                        (6)                       (50)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  25,662                     78,393                    259,263
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     18,647                     64,834                    195,134

Net assets, beginning of year                                          9,022                     12,800                     81,187
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                27,669    $                77,634    $               276,321
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                        616                      3,192                          -
  Units redeemed                                                         (15)                      (194)                      (973)
  Units transferred                                                    2,786                      6,047                     40,884
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                       3,387                      9,045                     39,911
                                                     =============================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
** - 2002 close date for division.
Note: Year ended unless otherwise noted.

                                                                                 CLASS B SHARES
                                                     -----------------------------------------------------------------------------
                                                             SCUDDER EAFE           SCUDDER EQUITY              SCUDDER EQUITY
                                                             EQUITY INDEX             500 INDEX                   CAP INDEX
                                                              (IQ3(TM))         (GRANDMASTER FLEX3(TM))           (IQ3(TM))
                                                              DIVISION                 DIVISION                   DIVISION
                                                              -MAY 7*-              -SEPTEMBER 30*-               -MAY 7*-
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                   (64)   $                   485    $                    84
  Net realized gain (loss) on sales of investments                    (4,667)                      (803)                       205
  Change in net unrealized appreciation
    (depreciation) during the period                                      (1)                    (1,496)                    (1,060)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           (4,732)                    (1,814)                      (771)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                                    -                     59,285                     34,906
    Contract terminations and benefits                                     -                          -                       (437)
    Net transfers among investment options                             4,732                    (15,905)                     1,355
    Contract maintenance charges                                           -                          -                          -
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                   4,732                     43,380                     35,824
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                          -                     41,566                     35,053

Net assets, beginning of year                                              -                          -                          -
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                     -    $                41,566    $                35,053
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                          -                      6,685                      4,120
  Units redeemed                                                           -                         (5)                       (54)
  Units transferred                                                        -                     (1,858)                       132
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                           -                      4,822                      4,198
                                                     =============================================================================

                                                                                 CLASS B SHARES
                                                     -----------------------------------------------------------------------------
                                                          SCUDDER SMALL             SCUDDER VIT EAFE         SCUDDER VIT EQUITY
                                                            CAP INDEX                 EQUITY INDEX                500 INDEX
                                                            (IQ3(TM))              (ANNUICHOICE(TM))          (ANNUICHOICE(TM))
                                                            DIVISION                   DIVISION                   DIVISION
                                                            -MAY 7*-                   -MAY 8*-                   -MAY 8*-
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                       $                  (280)   $                   138    $                 1,307
  Net realized gain (loss) on sales of investments                   (70,282)                         -                        (21)
  Change in net unrealized appreciation
    (depreciation) during the period                                    (314)                      (226)                    (7,203)
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (70,876)                       (88)                    (5,917)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                               10,813                          -                      5,585
    Contract terminations and benefits                                  (288)                         -                       (105)
    Net transfers among investment options                            70,236                     12,103                    217,115
    Contract maintenance charges                                           -                          -                          -
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  80,761                     12,103                    222,595
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                      9,885                     12,015                    216,678

Net assets, beginning of year                                              -                          -                          -
                                                     -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                              $                 9,885    $                12,015    $               216,678
                                                     =============================================================================
UNIT TRANSACTIONS
  Units purchased                                                      1,337                          -                        619
  Units redeemed                                                         (38)                        (2)                       (12)
  Units transferred                                                        -                      1,519                     25,188
                                                     -----------------------------------------------------------------------------
Net increase (decrease) in units                                       1,299                      1,517                     25,795
                                                     =============================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note: Year ended unless otherwise noted.

                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                          Notes to Financial Statements

                                December 31, 2003

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND NATURE OF OPERATIONS

National Integrity Life Insurance Company ("National Integrity") established Separate Account I (the "Separate Account") on May 19, 1986, under the insurance laws of the State of New York, for the purpose of issuing flexible premium variable annuity contracts ("contracts"). The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Separate Account are part of National Integrity.

National Integrity is a wholly owned subsidiary of Integrity Life Insurance Company ("Integrity") which is a wholly owned subsidiary of The Western and Southern Life Insurance Company ("W&S").

Contract holders may allocate or transfer their account values to one or more of the Separate Account's investment divisions, or for certain contract holders, to one or more fixed guarantee rate options of National Integrity's Separate Account Guaranteed Principal Option ("GPO"). Options in the Separate Account GPO include fixed guaranteed rate options over various maturity periods that are subject to a market value adjustment ("MVA"). In addition, certain contract holders may also allocate or transfer their account values to options held in National Integrity's general account. Such options include a guaranteed interest division, a quarterly rate option or a Systematic Transfer Option ("STO"). All STO contributions must be transferred to other investment divisions or to a guaranteed rate option within either six months or one year of the contribution.

The Separate Account investment divisions are invested in shares of corresponding investment portfolios ("Funds"): the Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III (collectively the "Fidelity VIP Funds"), MFS Variable Insurance Trust Funds ("MFS Funds"), Franklin Templeton Variable Insurance Products Trust ("Franklin Templeton Funds"), Janus Aspen Series ("Janus Aspen Funds"), J.P. Morgan Series Trust II Portfolios ("JPM Funds"), Putnam Funds, Scudder VIT Funds ("Scudder Funds"), Touchstone Variable Series Trust ("Touchstone Funds"), Van Kampen UIF Portfolios ("Van Kampen UIF Funds") and the Van Kampen UIT Portfolios ("Van Kampen UIT Funds"). The Fidelity VIP Funds are "series" type mutual funds managed by Fidelity Management and Research Company ("Fidelity Management"). The investment adviser of the Franklin Templeton Funds is Franklin Templeton Investments. The MFS Funds are managed by Massachusetts Financial Services Company ("MFS"). The Janus Aspen Funds are managed by Janus Capital Corporation. The J.P Morgan Investment Management Inc. is the investment adviser to the JPM Funds. The investment adviser of the Putnam Funds is Putnam Investment Management, LLC. The investment adviser for the Scudder Funds is Deutsche Asset Management, Inc. ("DeAM"). The Touchstone Funds are managed by Touchstone Advisors. The Van Kampen UIF Funds are managed by Morgan Stanley Dean Witter Investment Management, Inc. The Van Kampen Funds, Inc. manage the Van Kampen UIT Funds.

REORGANIZATION

On January 27, 2003, the Board of Directors of The Legends Fund, Inc. approved a proposal to reorganize each Portfolio with a corresponding series of Touchstone Variable Series Trust (each, a "Touchstone Fund"). Shareholders of record of each Portfolio as of January 31, 2003 voted on the proposal at a special meeting of shareholders April 18, 2003 and approved it. The reorganizations, effective April 25, 2003, were part of a restructuring by Integrity, National Integrity and their affiliates designed to achieve greater operating efficiencies and potential economies of scale. Each Portfolio, the respective Touchstone Fund with which it reorganized and the Touchstone Fund as it was named after each reorganization (the "Combined Fund") is listed below:

----------------------------------------------------------------------------------------------------------
PORTFOLIO:                        TOUCHSTONE FUND                    COMBINED FUND
----------------------------------------------------------------------------------------------------------
Harris Bretall Sullivan &
  Smith Equity Growth             Touchstone Large Cap Growth        Touchstone Large Cap Growth
Third Avenue Value                Touchstone Small Cap Value         Touchstone Third Avenue Value
Gabelli Large Cap Value           Touchstone Value Plus              Touchstone Value Plus
Baron Small Cap                   A newly created fund               Touchstone Baron Small Cap
----------------------------------------------------------------------------------------------------------

Each Combined Fund has substantially similar objectives, investment strategies and risks to those of the predecessor Portfolio. Touchstone Small Cap Value Fund became a non-diversified fund to resemble the Third Avenue Value Portfolio.

Touchstone Advisers serves as investment manager to the Combined Funds after the reorganizations. The sub-adviser of each Combined Fund is the same as the current sub-adviser of the corresponding Portfolio, except that the sub-adviser of Gabelli Large Cap Value Portfolio after the reorganization is Fort Washington Investment Advisors, Inc.

The contract holders account value in a Separate Account division will vary depending on the performance of the corresponding portfolio. The Separate Account currently has three hundred and one investment divisions available. The investment objective of each division and its corresponding portfolio are the same. Refer to each portfolio's prospectus for a description of investment objectives.

The assets of the Separate Account are owned by National Integrity. The portion of the Separate Account's assets supporting the contracts may not be used to satisfy liabilities arising out of any other business of National Integrity.

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

INVESTMENTS

Investments in shares of the Funds are valued at the net asset values of the respective portfolios, which approximate fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments.

Share transactions are recorded on the trade date. Realized gains and losses on sales of shares of the Funds are determined based on the identified cost basis.

Capital gain distributions are included in the reinvested dividend amounts in the Statement of Operations. Dividends from income and capital gain distributions are recorded on the ex-dividend date. Dividends and distributions from the Funds' portfolios are reinvested in the respective portfolios and are reflected in the unit value of the divisions of the Separate Account.

UNIT VALUE

Unit values for the Separate Account divisions are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the value of the underlying mutual fund portfolios of the Separate Account, reinvested dividends and capital gains, new premium deposits or withdrawals, and the daily asset charge for the mortality and expense risk and administrative charges. Unit values are adjusted daily for all activity in the Separate Account.

TAXES

Operations of the Separate Account are included in the income tax return of National Integrity, which is taxed as a life insurance company under the Internal Revenue Code. The Separate Account will not be taxed as a regulated investment company under Subchapter L of the Internal Revenue Code. Under the provisions of the policies, National Integrity has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, National Integrity pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, National Integrity retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

USE OF ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate cost of portfolio shares purchased and proceeds from portfolio shares sold during the periods ended December 31, 2003 (refer to the Statement of Changes in Net Assets for the applicable periods ended December 31, 2003) and the cost of shares held at December 31, 2003 for each division were as follows:

                            DIVISION                                      PURCHASES                SALES                   COST
----------------------------------------------------------------------------------------------------------------------------------
  Touchstone Baron Small Cap (AnnuiChoice(TM))                           $    61,366            $    28,530            $    99,805
  Touchstone Baron Small Cap (IQ Annuity(TM))                                190,759                 94,343                666,657
  Touchstone Baron Small Cap (GrandMaster flex3(TM))                         102,209                 20,375                 86,617
  Gabelli Large Cap Value (AnnuiChoice(TM))                                    5,710                142,781                      -
  Gabelli Large Cap Value (IQ Annuity(TM))                                    25,478                260,164                      -
  Gabelli Large Cap Value (GrandMaster flex3(TM))                              2,521                 43,869                      -
  Touchstone Large Cap Value (AnnuiChoice(TM))                                25,524                    304                 29,853
  Touchstone Large Cap Value (IQ Annuity(TM))                                 55,280                 16,340                179,689
  Touchstone Large Cap Value (GrandMaster flex3(TM))                           9,416                     59                  9,366
  Touchstone Third Avenue Value (AnnuiChoice(TM))                            364,440                 37,384                718,533
  Touchstone Third Avenue Value (IQ Annuity(TM))                             451,990                166,202              1,621,382
  Touchstone Third Avenue Value (GrandMaster flex3(TM))                      179,835                 56,774                147,009
  Touchstone Balanced (IQ Annuity(TM))                                         5,768                 44,429                207,539
  Touchstone Balanced (AnnuiChoice(TM))                                      248,117                135,424                138,917
  Touchstone Balanced (GrandMaster flex3(TM))                                158,194                    478                159,364
  Touchstone Core Bond (IQ Annuity(TM))                                      429,739                351,967                497,959
  Touchstone Core Bond (AnnuiChoice(TM))                                     446,469                193,969                411,844
  Touchstone Core Bond (GrandMaster flex3(TM))                               591,485                262,080                352,468
  Touchstone Emerging Growth (IQ Annuity(TM))                                256,789                233,099                279,070
  Touchstone Emerging Growth (AnnuiChoice(TM))                               144,119                  2,359                224,246
  Touchstone Emerging Growth (GrandMaster flex3(TM))                          30,159                 19,146                 10,783
  Touchstone Enhanced Dividend 30 (IQ Annuity(TM))                            28,888                 11,217                 30,218
  Touchstone Enhanced Dividend 30 (AnnuiChoice(TM))                           35,791                    736                 53,005
  Touchstone Enhanced Dividend 30 (GrandMaster flex3(TM))                      8,142                     33                  8,111
  Touchstone Large Cap Growth (IQ Annuity(TM))                                    (1)                99,518                      -
  Touchstone Growth & Income (IQ Annuity(TM))                                141,946                 14,524                166,356
  Touchstone Growth & Income (AnnuiChoice(TM))                                74,747                  6,395                 83,208
  Touchstone Growth & Income (GrandMaster flex3(TM))                         116,766                    213                117,418
  Touchstone Growth/Value (IQ Annuity(TM))                                        (1)                21,695                      -
  Touchstone Growth/Value (AnnuiChoice(TM))                                        2                  4,303                      -
  Touchstone High Yield (IQ Annuity(TM))                                   8,059,904              7,787,123                468,594
  Touchstone High Yield (AnnuiChoice(TM))                                    340,912                 97,527                280,737

                            DIVISION                                      PURCHASES                SALES                   COST
----------------------------------------------------------------------------------------------------------------------------------
  Touchstone High Yield (GrandMaster flex3(TM))                          $   266,360            $    15,213            $   347,256
  Touchstone International Equity (IQ Annuity(TM))                         1,270,182              1,351,253                      -
  Touchstone Money Market (IQ Annuity(TM))                                   818,943                920,548                 70,520
  Touchstone Money Market (AnnuiChoice(TM))                                  253,114                 60,125                459,359
  Touchstone Money Market (GrandMaster flex3(TM))                             40,483                 15,732                 64,653
  Touchstone Small Cap Value (IQ Annuity(TM))                                  2,949                 49,078                      -
  Touchstone Small Cap Value (AnnuiChoice(TM))                                     2                 13,517                      -
  Touchstone Small Cap Value (GrandMaster flex3(TM))                             684                    759                      -
  Touchstone Value Plus (IQ Annuity(TM))                                     181,585                 17,414                188,040
  Touchstone Value Plus (AnnuiChoice(TM))                                    160,204                  7,749                160,938
  Touchstone Value Plus (GrandMaster flex3(TM))                              101,758                    904                100,977
  Touchstone Money Market (Grandmaster(TM))                               28,628,087             14,752,936             13,875,151
  Touchstone Balanced (Pinnacleplus(TM))                                      20,720                    128                 20,597
  Touchstone Baron Small Cap (Pinnacleplus(TM))                               22,919                     37                 22,883
  Touchstone Core Bond (Pinnacleplus(TM))                                     18,713                    441                 18,275
  Touchstone Emerging Growth (Pinnacleplus(TM))                               46,131                    105                 46,034
  Touchstone Growth & Income (Pinnacleplus(TM))                               13,582                    106                 13,479
  Touchstone High Yield (Pinnacleplus(TM))                                    26,109                    501                 25,642
  Touchstone Large Cap Growth (Pinnacleplus(TM))                              16,736                    917                 15,845
  Touchstone Third Avenue Value (Pinnacleplus(TM))                            17,399                     10                 17,389
  Touchstone Value Plus (Pinnacleplus(TM))                                    27,024                    141                 26,886
  JPM Bond (GrandMaster flex3(TM))                                           468,755                295,714                312,630
  JPM Bond (IQ3(TM))                                                         607,461                511,598                139,521
  JPM Bond (AnnuiChoice(TM))                                                 761,029                613,248                653,063
  JPM International Opportunities (GrandMaster flex3(TM))                      1,042                    668                 40,409
  JPM International Opportunities (IQ3(TM))                                3,178,786              3,193,041                118,651
  JPM International Opportunities (AnnuiChoice(TM))                           52,943                    672                 53,034
  JPM Mid Cap Value (GrandMaster flex3(TM))                                   30,878                    794                 46,911
  JPM Mid Cap Value (IQ3(TM))                                                 10,131                  1,080                 19,553
  JPM Mid Cap Value (AnnuiChoice(TM))                                          6,207                    489                  6,440
  Van Kampen UIF Emerging Markets Debt (GrandMaster flex3(TM))                     -                     93                  4,239
  Van Kampen UIF Emerging Markets Debt (IQ3(TM))                             181,236                132,566                 75,129
  Van Kampen UIF Emerging Markets Debt (AnnuiChoice(TM))                      17,876                    843                 17,030
  Van Kampen UIF U.S. Real Estate (GrandMaster flex3(TM))                     70,336                  2,010                 71,771
  Van Kampen UIF U.S. Real Estate (IQ3(TM))                                  324,111                299,363                109,046
  Van Kampen UIF U.S. Real Estate (AnnuiChoice(TM))                          192,909                 58,098                206,127
  Van Kampen Bandwidth & Telecommunications (AnnuiChoice(TM))                  1,021                 10,095                      -
  Van Kampen Bandwidth & Telecommunications (IQ Annuity(TM))                     179                 25,369                      -

                            DIVISION                                      PURCHASES                SALES                   COST
----------------------------------------------------------------------------------------------------------------------------------
  Van Kampen Biotechnology & Pharmaceutical (AnnuiChoice(TM))            $     7,791            $    60,672            $         -

  Van Kampen Biotechnology & Pharmaceutical (IQ Annuity(TM))                  11,961                179,604                      -
  Van Kampen Biotechnology & Pharmaceutical (GrandMaster flex3(TM))                -                  3,202                      -
  Van Kampen MS High Tech 35 Index (GrandMaster flex3(TM))                        (1)                 2,584                      -
  Van Kampen MS High-Tech 35 Index (AnnuiChoice(TM))                             428                    510                      -
  Van Kampen MS High-Tech 35 Index (IQ Annuity(TM))                             (15)                 24,928                      -
  Van Kampen MS U.S. Multinational (AnnuiChoice(TM))                           4,743                 18,218                      -
  Van Kampen MS U.S. Multinational (IQ Annuity(TM))                                -                 30,327                      -
  Van Kampen LIT Comstock (GrandMaster flex3(TM))                              7,744                     48                  7,701
  Van Kampen LIT Emerging Growth (GrandMaster flex3(TM))                       1,267                      1                  1,266
INITIAL CLASS:
  VIP Money Market (Grandmaster(TM))                                      27,105,828             41,412,921                      -
  VIP High Income (Grandmaster(TM))                                        3,885,262              4,981,297              9,386,931
  VIP Equity-Income (Grandmaster(TM))                                      1,075,575              4,953,200             29,307,233
  VIP Growth (Grandmaster(TM))                                               543,758              3,621,080             31,162,613
  VIP Overseas (Grandmaster(TM))                                             660,470              1,503,650              5,426,883
  VIP II Investment Grade Bond (Grandmaster(TM))                           5,598,308              4,794,994              9,595,042
  VIP II Asset Manager (Grandmaster(TM))                                     688,939              1,990,534             12,520,132
  VIP II Index 500 (Grandmaster(TM))                                       5,795,212             20,149,439             14,605,211
  VIP II Asset Manager: Growth (Grandmaster(TM))                             152,149                863,536              3,516,232
  VIP II Contrafund (Grandmaster(TM))                                      5,018,738             13,509,039             22,876,331
  VIP III Growth Opportunities (Grandmaster(TM))                              60,213                449,316              2,406,048
  VIP III Balanced (Grandmaster(TM))                                         375,602              1,244,454              3,642,536
  VIP III Growth & Income (Grandmaster(TM))                                2,628,856              2,569,091              7,085,583
SERVICE CLASS:
  Touchstone Money Market (Pinnacleplus(TM))                                 364,606                155,640                208,966
  Touchstone Money Market (GrandMaster flex3(TM))                            814,764                414,986                399,778
  Touchstone Money Market (IQ Annuity(TM))                                13,282,193              9,871,660              3,410,533
  Touchstone Money Market (AnnuiChoice(TM))                                4,947,233              2,223,778              2,723,455
  VIP III Mid Cap (Grandmaster(TM))                                          658,281              1,862,122              4,243,299
  MFS Emerging Growth (IQ Annuity(TM))                                        35,877                154,005                456,361
  MFS Emerging Growth (AnnuiChoice(TM))                                        1,034                     67                    969
  MFS Emerging Growth (Grandmaster(TM))                                       32,953                  6,400                 34,817
  MFS Emerging Growth (GrandMaster flex3(TM))                                 36,860                 12,900                 23,773
  MFS Investors Growth Stock (IQ Annuity(TM))                                 24,090                 53,467                 30,547
  MFS Investors Growth Stock (AnnuiChoice(TM))                                20,884                 50,573                 12,139
  MFS Investors Growth Stock (Grandmaster(TM))                                   767                  2,587                 14,000
  MFS Investors Growth Stock (GrandMaster flex3(TM))                          27,411                    525                 31,326

                            DIVISION                                      PURCHASES                SALES                   COST
----------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS (CONTINUED):
  MFS Investors Trust (IQ Annuity(TM))                                   $    47,055            $    51,141            $   110,610
  MFS Investors Trust (AnnuiChoice(TM))                                           72                    167                 14,701
  MFS Investors Trust (Grandmaster(TM))                                       33,991                 91,938                 75,604
  MFS Investors Trust (GrandMaster flex3(TM))                                 53,135                    224                 52,941

  MFS Mid Cap Growth (IQ Annuity(TM))                                        230,455                121,174                233,267
  MFS Mid Cap Growth (AnnuiChoice(TM))                                       217,486                 18,046                261,639
  MFS Mid Cap Growth (Grandmaster(TM))                                     1,140,826                 20,876              1,159,018
  MFS Mid Cap Growth (GrandMaster flex3(TM))                                  25,766                    563                 29,687
  MFS New Discovery (IQ Annuity(TM))                                          12,296                  9,680                117,938
  MFS New Discovery (AnnuiChoice(TM))                                          4,707                  1,935                136,831
  MFS New Discovery (Grandmaster(TM))                                        160,949                103,936                347,797
  MFS Capital Opportunities (IQ Annuity(TM))                                  88,823                 53,527                165,423
  MFS Capital Opportunities (AnnuiChoice(TM))                                 21,174                  1,767                 88,128
  MFS Capital Opportunities (Grandmaster(TM))                                 79,597                  4,576                108,140
  MFS Total Return (IQ Annuity(TM))                                          436,191                219,955              1,089,343
  MFS Total Return (AnnuiChoice(TM))                                         424,082                 75,020                714,934
  MFS Total Return (Grandmaster(TM))                                         529,319                557,668              1,643,529
  MFS Total Return (GrandMaster flex3(TM))                                   141,215                 26,356                123,277
  MFS Research (AnnuiChoice(TM))                                               4,260                    768                 47,170
  MFS Research (Grandmaster(TM))                                                 144                  2,402                 12,036
  MFS Research (IQ3(TM))                                                         657                      7                    651
  Janus Aspen Growth (Pinnacleplus(TM))                                        6,293                      1                  6,292
  Janus Aspen Worldwide Growth (Pinnacleplus(TM))                              3,455                      7                  3,448
  MFS Capital Opportunities (Pinnacleplus(TM))                                   559                      1                    558
  MFS Emerging Growth (Pinnacleplus(TM))                                       2,188                      6                  2,182
  MFS Investors Growth Stock Series (Pinnacleplus(TM))                        35,566                     70                 35,497
  MFS Investors Trust (Pinnacleplus(TM))                                      26,926                     39                 26,889
  MFS New Discovery (Pinnacleplus(TM))                                         3,148                      6                  3,142
  MFS Total Return (Pinnacleplus(TM))                                        287,158                    860                286,346
SERVICE CLASS 2:
  VIP Money Market (IQ Annuity(TM))                                       11,042,834             15,744,383                      -
  VIP Money Market (AnnuiChoice(TM))                                       1,056,958              4,964,895                      -
  VIP Money Market (GrandMaster flex3(TM))                                   100,631                100,631                      -
  VIP High Income (IQ Annuity(TM))                                         2,489,153              2,108,263                696,365
  VIP High Income (AnnuiChoice(TM))                                        1,047,251                700,401                455,884
  VIP Equity-Income (IQ Annuity(TM))                                         271,589                257,049              1,170,717
  VIP Equity-Income (AnnuiChoice(TM))                                        352,075                 45,395                629,700
  VIP Equity-Income (GrandMaster flex3(TM))                                   73,477                  1,535                 73,582

                            DIVISION                                      PURCHASES                SALES                   COST
----------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2 (CONTINUED):
  VIP Growth (IQ Annuity(TM))                                            $ 3,493,771            $ 3,412,395            $   947,778
  VIP Growth (AnnuiChoice(TM))                                               198,003                 21,736                405,312
  VIP Growth (GrandMaster flex3(TM))                                          27,353                    515                 26,927
  VIP Overseas (IQ Annuity(TM))                                            1,562,904              1,570,651                110,014
  VIP Overseas (AnnuiChoice(TM))                                             186,462                 49,265                206,996
  VIP Investment Grade Bond (IQ Annuity(TM))                               1,226,828              1,738,569              1,157,073
  VIP Investment Grade Bond (AnnuiChoice(TM))                              1,181,639                581,216                986,129

  VIP Asset Manager (IQ Annuity(TM))                                          96,250                 22,457                314,322
  VIP Asset Manager (AnnuiChoice(TM))                                        119,492                 17,580                206,999
  VIP Index 500 (IQ Annuity(TM))                                           1,032,683                743,366                911,575
  VIP Index 500 (AnnuiChoice(TM))                                          1,614,545              1,296,052                683,259
  VIP Asset Manager: Growth (IQ Annuity(TM))                                  22,122                 22,874                171,196
  VIP Asset Manager: Growth (AnnuiChoice(TM))                                112,402                 21,196                162,441
  VIP Balanced (IQ Annuity(TM))                                              280,871                354,639                510,338
  VIP Balanced (AnnuiChoice(TM))                                             252,616                168,140                235,546
  VIP Contrafund (IQ Annuity(TM))                                            773,012                421,577              1,407,434
  VIP Contrafund (AnnuiChoice(TM))                                           337,701                106,855                488,160
  VIP Contrafund (GrandMaster flex3(TM))                                     179,551                 20,271                169,218
  VIP Growth Opportunities (IQ Annuity(TM))                                   14,321                  1,728                 19,623
  VIP Growth Opportunities (AnnuiChoice(TM))                                  15,354                  6,385                 52,144
  VIP Growth Opportunities (GrandMaster flex3(TM))                             7,744                     47                  7,702
  VIP Growth & Income (IQ Annuity(TM))                                        99,092                181,352                472,672
  VIP Growth & Income (AnnuiChoice(TM))                                      139,924                104,213                103,792
  VIP Growth & Income (GrandMaster flex3(TM))                                 27,697                  1,320                 27,435
  VIP Mid Cap (IQ Annuity(TM))                                               663,795                656,631                953,860
  VIP Mid Cap (AnnuiChoice(TM))                                              239,466                114,145                352,266
  VIP Mid Cap (GrandMaster flex3(TM))                                         95,849                  1,306                100,271
  VIP Aggressive Growth (IQ Annuity(TM))                                          (1)                 6,179                 52,163
  VIP Dynamic Capital Appreciation (IQ Annuity(TM))                               (1)                 6,791                311,681
  VIP Dynamic Capital Appreciation (AnnuiChoice(TM))                               1                    469                 27,326
  Fidelity Balanced (GrandMaster flex3(TM))                                   28,938                    102                 28,837
  Fidelity High Income (GrandMaster flex3(TM))                               646,256                    526                645,785
  Franklin Income Securities (Grandmaster(TM))                             1,045,086                130,483                922,752
  Franklin Growth & Income Securities (Grandmaster(TM))                      453,725                 83,921                369,354
  Franklin Large Cap Growth Securities (Grandmaster(TM))                      68,082                    965                 67,281
  Templeton Foreign Securities (Grandmaster(TM))                              51,523                    507                 51,072
  Franklin Mutual Shares Securities (Grandmaster(TM))                        605,429                  7,304                598,808
  Templeton Growth Securities (Grandmaster(TM))                              168,842                  1,322                167,754

                            DIVISION                                      PURCHASES                SALES                   COST
----------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Asset Manager (Pinnacleplus(TM))                          $    43,322            $       540            $    42,795
  Fidelity VIP Asset Manager Growth (Pinnacleplus(TM))                        10,500                     31                 10,470
  Fidelity VIP Balanced (Pinnacleplus(TM))                                    10,500                     30                 10,471
  Fidelity VIP Contrafund (Pinnacleplus(TM))                                  35,558                     76                 35,484
  Fidelity Equity Income (Pinnacleplus(TM))                                  123,702                    344                123,377
  Fidelity VIP Growth and Income (Pinnacleplus(TM))                           48,901                    118                 48,787
  Fidelity VIP Growth Opportunities (Pinnacleplus(TM))                         8,515                     36                  8,480
  Fidelity VIP Growth (Pinnacleplus(TM))                                       1,573                      1                  1,572
  Fidelity VIP High Income (Pinnacleplus(TM))                                 30,153                    955                 29,258
  Fidelity VIP Investment Grade Bond (Pinnacleplus(TM))                       51,939                    225                 51,717

  Fidelity VIP Mid Cap (Pinnacleplus(TM))                                     44,161                  1,061                 43,179
  Fidelity VIP Overseas (Pinnacleplus(TM))                                     6,234                     12                  6,222
SERVICE SHARES:
  Janus Aspen Growth (IQ Annuity(TM))                                        273,301                361,550                  4,211
  Janus Aspen Growth (AnnuiChoice(TM))                                             1                  1,284                 32,842
  Janus Aspen Growth (Grandmaster(TM))                                        84,203                 39,371                 48,132
  Janus Aspen Mid Cap Growth (IQ Annuity(TM))                                109,126                112,667                 54,142
  Janus Aspen Mid Cap Growth (AnnuiChoice(TM))                                     2                    251                  4,650
  Janus Aspen Mid Cap Growth (Grandmaster(TM))                                50,963                 49,401                 36,904
  Janus Aspen Mid Cap Growth (GrandMaster flex3(TM))                           7,499                     66                  7,437
  Janus Aspen Capital Appreciation (IQ Annuity(TM))                                -                203,507                      -
  Janus Aspen Capital Appreciation (AnnuiChoice(TM))                               -                  9,952                      -
  Janus Aspen Capital Appreciation (Grandmaster(TM))                           9,721                198,286                      -
  Janus Aspen Core Equity (IQ Annuity(TM))                                     2,048                 82,062                      -
  Janus Aspen Core Equity (AnnuiChoice(TM))                                        1                 22,634                      -
  Janus Aspen Core Equity (Grandmaster(TM))                                       (1)                45,504                      -
  Janus Aspen International Growth (IQ Annuity(TM))                        1,974,572              1,992,728                 77,488
  Janus Aspen International Growth (AnnuiChoice(TM))                           3,510                 18,732                 63,140
  Janus Aspen International Growth (Grandmaster(TM))                         362,433                173,022                230,471
  Janus Aspen International Growth (GrandMaster flex3(TM))                     3,552                  1,686                  3,545
  Janus Aspen Strategic Value (IQ Annuity(TM))                                   210                167,412                      -
  Janus Aspen Strategic Value (AnnuiChoice(TM))                                    2                 95,520                      -
  Janus Aspen Strategic Value (Grandmaster(TM))                                    -                151,229                      -
  Janus Aspen Strategic Value (GrandMaster flex3(TM))                              -                  3,668                      -
  Janus Aspen Balanced (AnnuiChoice(TM))                                           -                131,394                      -
  Janus Aspen Balanced (Grandmaster(TM))                                           -                315,546                      -
  Janus Aspen Balanced (GrandMaster flex3(TM))                                     -                 14,595                      -
  Janus Aspen Balanced (IQ3(TM))                                                  (3)                11,479                      -

                            DIVISION                                      PURCHASES                SALES                   COST
----------------------------------------------------------------------------------------------------------------------------------
SERVICE SHARES (CONTINUED):
  Janus Aspen Worldwide Growth (AnnuiChoice(TM))                         $    14,273            $    16,613            $    45,359
  Janus Aspen Worldwide Growth (IQ Annuity(TM))                               51,283                  6,527                277,182
  Janus Aspen Worldwide Growth (Grandmaster(TM))                               2,835                  8,692                 60,140
CLASS 1B SHARES:
  Putnam VT Growth & Income (AnnuiChoice(TM))                                 92,567                 97,698                109,990
  Putnam VT Growth & Income (IQ Annuity(TM))                                 552,143                178,595                861,540
  Putnam VT Growth & Income (Grandmaster(TM))                                189,145                 49,523                215,650
  Putnam VT Growth & Income (GrandMaster flex3(TM))                              248                    102                  5,595
  Putnam VT Growth and Income (Pinnacleplus(TM))                              14,431                 13,689                  1,068
  Putnam VT International Equity (AnnuiChoice(TM))                            59,150                106,599                 83,547
  Putnam VT International Equity (IQ Annuity(TM))                          2,217,027              2,231,154                207,567
  Putnam VT International Equity (Grandmaster(TM))                           669,355                598,267                301,308
  Putnam VT International Equity (GrandMaster flex3(TM))                      40,635                    321                 43,980

  Putnam VT Small Cap Value (AnnuiChoice(TM))                                115,892                159,081                229,440
  Putnam VT Small Cap Value (IQ Annuity(TM))                                  73,550                 60,672                350,465
  Putnam VT Small Cap Value (Grandmaster(TM))                              1,302,443              1,592,448              1,554,307
  Putnam VT Small Cap Value (GrandMaster flex3(TM))                           15,625                    183                 17,793
  Putnam VT Small Cap Value (Pinnacleplus(TM))                                33,264                 14,345                 20,401
  Putnam VT Discovery Growth (AnnuiChoice(TM))                                   855                  2,849                 30,365
  Putnam VT Discovery Growth (IQ Annuity(TM))                                 12,753                 19,430                 71,975
  Putnam VT Discovery Growth (Grandmaster(TM))                                15,446                227,071                 85,941
  Putnam VT Voyager (GrandMaster flex3(TM))                                    3,750                     32                  3,719
  Putnam VT George Putnam Fund of Boston (GrandMaster flex3(TM))               1,058                      3                  1,055
  Putnam VT Voyager (Grandmaster(TM))                                            835                      6                    830
  Putnam VT New Opportunities (Grandmaster(TM))                               72,619                    110                 72,528
  Putnam VT George Putnam Fund of Boston (Grandmaster(TM))                    35,618                    244                 35,402
  Putnam VT Voyager (IQ Annuity(TM))                                           6,420                    213                  6,219
  Putnam VT New Opportunities (IQ Annuity(TM))                               110,424                  1,353                109,190
  Putnam VT George Putnam Fund of Boston (IQ Annuity(TM))                      1,887                     21                  1,866
CLASS 2:
  Franklin Income Securities (GrandMaster flex3(TM))                         276,795                 52,754                223,744
  Franklin Growth and Income Securities (GrandMaster flex3(TM))               28,567                     67                 28,505
  Franklin Large Cap Growth Securities (GrandMaster flex3(TM))                43,751                    125                 43,633
  Templeton Foreign Securities (GrandMaster flex3(TM))                        28,691                    195                 28,517
  Franklin Mutual Shares Securities (GrandMaster flex3(TM))                  103,898                 20,752                 83,386
  Van Kampen LIT Comstock (Grandmaster(TM))                                   93,063                  8,425                 85,504
  Van Kampen LIT Emerging Growth (Grandmaster(TM))                             4,267                      3                  4,264
  Van Kampen Emerging Markets Equity (Grandmaster(TM))                       309,420                262,829                 47,917

                            DIVISION                                      PURCHASES                SALES                   COST
----------------------------------------------------------------------------------------------------------------------------------
CLASS 2 (CONTINUED):
  Van Kampen Emerging Markets Debt (Grandmaster(TM))                     $   110,671            $    22,458            $    90,451
  Van Kampen U.S. Real Estate (Grandmaster(TM))                              296,370                  9,094                288,528
  Franklin Income Securities Fund (IQ Annuity(TM))                           233,870                 20,488                214,022
  Franklin Growth & Income Securities Fund (IQ Annuity(TM))                  347,189                 66,830                284,397
  Franklin Large Cap Growth Securities Fund (IQ Annuity(TM))                 132,512                    786                131,769
  Templeton Foreign Securities (IQ Annuity(TM))                            1,091,543              1,044,339                 54,753
  Franklin Mutual Shares Securities (IQ Annuity(TM))                          88,244                 42,024                 46,788
  Templeton Growth Securities (IQ Annuity(TM))                                46,898                    293                 46,666
  Van Kampen LIT Emerging Growth (IQ Annuity(TM))                             12,811                     95                 12,719
  Van Kampen UIF Emerging Markets Equity (IQ Annuity(TM))                  1,441,244              1,326,978                152,146
  Van Kampen LIT Comstock Share (AnnuiChoice(TM))                             24,715                    207                 24,533
  Van Kampen LIT Emerging Growth (AnnuiChoice(TM))                             3,496                      1                  3,495
  Van Kampen UIF Emerging Markets Equity Share (AnnuiChoice(TM))              58,374                    169                 58,212
  Franklin Income Securities Fund (AnnuiChoice(TM))                          371,550                 20,551                351,798
  Franklin Growth & Income Securities Fund (AnnuiChoice(TM))                  76,611                 34,459                 42,990
  Franklin Large Cap Growth Securities Fund (AnnuiChoice(TM))                  5,578                      3                  5,575

  Franklin Mutual Shares Securities (AnnuiChoice(TM))                        119,199                  4,329                115,181
  Templeton Growth Securities (AnnuiChoice(TM))                                5,244                      1                  5,243
  Van Kampen LIT Comstock Share (Pinnacleplus(TM))                            96,401                    210                 96,205
  Van Kampen LIT Emerging Growth (Pinnacleplus(TM))                           20,998                    223                 20,792
  Franklin Growth & Income Securities (Pinnacleplus(TM))                      80,668                  1,474                 79,275
  Franklin Income Securities (Pinnacleplus(TM))                              316,001                 10,906                305,776
  Franklin Mutual Shares Securities (Pinnacleplus(TM))                        80,485                    410                 80,087
  Templeton Foreign Securities (Pinnacleplus(TM))                             30,388                     45                 30,345
CLASS 2B:
  Van Kampen UIF Emerging Markets Debt (Pinnacleplus(TM))                     18,892                    450                 18,455
  Van Kampen UIF Emerging Markets Equity Share (Pinnacleplus(TM))                850                     13                    838
  Van Kampen UIF U.S. Real Estate (Pinnacleplus(TM))                          70,461                    551                 69,957
CLASS B:
  Scudder EAFE Equity Index (GrandMaster flex3(TM))                            3,815                     19                  3,797
  Scudder EAFE Equity Index (IQ3(TM))                                        961,784                842,337                133,073
  Scudder Equity 500 Index (GrandMaster flex3(TM))                           537,302                 28,881                550,490
  Scudder Equity 500 Index (IQ3(TM))                                         711,405                614,938                146,899
  Scudder Small Cap Index (GrandMaster flex3(TM))                            139,882                    280                139,645
  Scudder Small Cap Index (IQ3(TM))                                           52,078                 40,432                 34,332
  Scudder VIT EAFE Equity Index (AnnuiChoice(TM))                            136,948                  7,672                142,247
  Scudder VIT Equity 500 Index (AnnuiChoice(TM))                             183,388                145,978                277,112
  Scudder VIT Small Cap Index (AnnuiChoice(TM))                              308,550                 38,683                275,519

                            DIVISION                                      PURCHASES                SALES                   COST
----------------------------------------------------------------------------------------------------------------------------------
CLASS B (CONTINUED):
  Scudder VIT  EAFE Equity Index (Pinnacleplus(TM))                      $    43,614            $       371           $     43,266
  Scudder VIT Equity 500 Index (Pinnacleplus(TM))                            126,184                    249                125,947
  Scudder VIT Small Cap Index (Pinnacleplus(TM))                              30,677                     43                 30,636
SERIES TRUST 2:
  JPM Bond (Pinnacleplus(TM))                                                 90,156                    186                 89,975
  JPM International Equity (Pinnacleplus(TM))                                  7,478                      3                  7,475
  JPM Mid Cap Value (Pinnacleplus(TM))                                        91,172                    182                 90,998
                                                                                                                      ------------
                                                                                                                      $222,929,565
                                                                                                                      ============

3. EXPENSES

Integrity assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account and deducts a charge from the assets of the Separate Account at an annual rate. There are five contracts currently offered by the Separate Account: GrandMaster III ("Grandmaster"), Grandmaster FLEX3, IQ the SmartAnnuity ("IQ Annuity"), IQ3 the Smart Annuity ("IQ3"), AnnuiChoice and PinnaclePLUS. Grandmaster and AnnuiChoice each have a deferred sales load charge and a lower mortality and expense annual rate. IQ Annuity and IQ3 have no sales load charges on its contracts and carries a higher mortality and expense annual rate. Grandmaster charges an annual rate of 1.20% and 0.15% of net assets, GransMaster FLEX3 charges an annual rate of 1.40% and 0.15% of net assets, IQ Annuity and IQ3 charge an annual rate of 1.30% and 0.15% of net assets, AnnuiChoice charges an annual rate of 0.85% and 0.15% of net assets and PinnaclePlus charges an annual rate of 1.52% and 0.15% of net assets, respectively, for mortality and expense risks and administrative expenses. These charges are deducted on a daily basis. For Grandmaster, IQ Annuity, IQ3 and AnnuiChoice, an annual administrative charge of $30 per contract is assessed if the participant's account value is less than $50,000 at the end of any participation year prior to the participant's retirement date (as defined by the participant's contract). PinnaclePLUS has an annual administrative charge of $40 per contract. For GrandMaster FLEX3 an annual administrative charge of $50 per contract is assessed.

National Integrity also deducts an amount monthly to cover the cost of any additional benefits provided under the policy by rider. Both the cost of insurance charge and the charge for riders are deducted on a monthly anniversary day.

4. FINANCIAL HIGHLIGHTS

A summary of unit values and units outstanding for variable annuity contracts, investment income and expense ratios, excluding expenses of the underlying funds, capital gain dividend distributions and total returns are presented for the periods ended December 31, 2003 (refer to the Statement of Changes in Net Assets for the applicable periods ended December 31, 2003).

Investment income ratio amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

Expense ratio amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

Total return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

                                                                                CAPITAL GAIN  INVESTMENT
                                               UNITS     UNIT      NET ASSETS     DIVIDEND      INCOME      EXPENSE      TOTAL
DIVISION                                      (000S)     VALUE       (000S)     DISTRIBUTION   RATIO(1)      RATIO      RETURN(2)
---------------------------------------------------------------------------------------------------------------------------------
  Touchstone Baron Small Cap
    (AnnuiChoice(TM))
                                        2003      11  $    11.47  $        127  $          -        0.00%      1.00%        31.99%
                                        2002       8        8.69            66             -        0.00%      1.00%       (14.89%)
                                        2001       1       10.21            13             -        0.00%      1.00%         2.10%
  Touchstone Baron Small Cap
    (IQ Annuity(TM))
                                        2003      71       11.11           794             -        0.00%      1.45%        31.64%
                                        2002      60        8.44           506             -        0.00%      1.45%       (15.35%)
                                        2001      20        9.97           198             -        0.00%      1.45%        (0.30%)
  Touchstone Baron Small Cap
    (GrandMaster flex3(TM))
                                        2003       9       10.86            95             -        0.00%      1.55%        31.32%
                                        2002       -*       8.27             2             -        0.00%      1.55%       (17.30%)

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 1,000.

                                                                                CAPITAL GAIN  INVESTMENT
                                               UNITS     UNIT      NET ASSETS     DIVIDEND      INCOME      EXPENSE      TOTAL
DIVISION                                      (000S)     VALUE       (000S)     DISTRIBUTION   RATIO(1)      RATIO      RETURN(2)
---------------------------------------------------------------------------------------------------------------------------------
  Touchstone Large Cap Value
    (AnnuiChoice(TM))
                                        2003       4  $     9.07  $         35  $          -        0.18%      1.00%        31.07%
                                        2002       -*       6.92             3             -        0.00%      1.00%       (31.21%)
  Touchstone Large Cap Value
    (IQ Annuity(TM))
                                        2003      24        9.23           218             -        0.14%      1.45%        30.37%
                                        2002      19        7.08           131             -        0.00%      1.45%       (31.53%)
                                        2001      10       10.34           103            96        0.00%      1.45%         3.40%
  Touchstone Large Cap Value
    (GrandMaster flex3(TM))
                                        2003       1       11.02            11             -        0.26%      1.55%        30.26%
  Touchstone Third Avenue Value
    (AnnuiChoice(TM))
                                        2003      82       11.23           917             -        0.33%      1.00%        38.81%
                                        2002      44        8.09           356             -        2.14%      1.00%       (18.37%)
                                        2001      10        9.91            99             -        0.09%      1.00%        (0.90%)
  Touchstone Third Avenue Value
    (IQ Annuity(TM))
                                        2003     179       11.03         1,978             -        0.34%      1.45%        38.22%
                                        2002     145        7.98         1,160             -        2.04%      1.45%       (18.74%)
                                        2001      40        9.82           396             -        0.94%      1.45%        (1.80%)
  Touchstone Third Avenue Value
    (GrandMaster flex3(TM))
                                        2003      15       11.30           174             -        0.20%      1.55%        37.97%
                                        2002       2        8.19            18             -        0.00%      1.55%       (18.10%)
  Touchstone Balanced
    (IQ Annuity(TM))
                                        2003      22       10.63           234             -        0.65%      1.45%        19.84%
                                        2002      26        8.87           232            24        2.65%      1.45%       (10.40%)
                                        2001       7        9.90            67           744       14.92%      1.45%        (1.00%)
  Touchstone Balanced
    (AnnuiChoice(TM))
                                        2003      14       10.99           150             -        1.33%      1.00%        20.37%
                                        2002       1        9.13             7             1        3.25%      1.00%       (10.05%)
                                        2001       -*      10.15             1            14      119.25%      1.00%         1.50%
  Touchstone Balanced
    (GrandMaster flex3(TM))
                                        2003      15       11.32           168             -        3.09%      1.55%        19.66%
                                        2002       -*       9.46             2            -*        8.37%      1.55%        (5.40%)
  Touchstone Core Bond
    (IQ Annuity(TM))
                                        2003      44       10.93           484             -        3.59%      1.45%         1.96%
                                        2002      38       10.72           410             -       11.91%      1.45%         6.35%
                                        2001      12       10.08           119             -       44.94%      1.45%         0.80%
  Touchstone Core Bond
    (AnnuiChoice(TM))
                                        2003      36       11.06           403             -        4.54%      1.00%         2.50%
                                        2002      15       10.79           157             -       19.39%      1.00%         6.83%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 1,000.

                                                                                CAPITAL GAIN  INVESTMENT
                                               UNITS     UNIT      NET ASSETS     DIVIDEND      INCOME      EXPENSE      TOTAL
DIVISION                                      (000S)     VALUE       (000S)     DISTRIBUTION   RATIO(1)      RATIO      RETURN(2)
---------------------------------------------------------------------------------------------------------------------------------
  Touchstone Core Bond
    (GrandMaster flex3(TM))
                                        2003      33  $    10.62  $        345  $          -        5.59%      1.55%         1.92%
                                        2002       2       10.42            23             -       34.85%      1.55%         4.20%
  Touchstone Emerging Growth
    (IQ Annuity(TM))
                                        2003      26       12.48           326         2,672        0.00%      1.45%        45.12%
                                        2002      23        8.60           201         4,579        4.80%      1.45%       (23.42%)
                                        2001       -*      11.23             5           413        0.00%      1.45%        12.30%
  Touchstone Emerging Growth
    (AnnuiChoice(TM))
                                        2003      23       11.77           276         2,260        0.00%      1.00%        45.85%
                                        2002       9        8.07            72         1,544        4.82%      1.00%       (23.14%)
  Touchstone Emerging Growth
    (GrandMaster flex3(TM))
                                        2003       1       11.79            13           109        0.00%      1.55%        45.02%
  Touchstone Enhanced Dividend 30
    (IQ Annuity(TM))
                                        2003       3       10.15            34             -        1.93%      1.45%        29.96%
                                        2002       2        7.81            13             -        1.12%      1.45%       (23.80%)
                                        2001       1       10.25            15             -       20.24%      1.45%         2.50%
  Touchstone Enhanced Dividend 30
    (AnnuiChoice(TM))
                                        2003       7        9.91            66             -        1.42%      1.00%        30.57%
                                        2002       2        7.59            17             -        2.58%      1.00%       (23.49%)
  Touchstone Enhanced Dividend 30
    (GrandMaster flex3(TM))
                                        2003       1       10.77             9             -        3.36%      1.55%        29.76%
  Touchstone Growth & Income
    (IQ Annuity(TM))
                                        2003      18       11.22           198         1,208        4.38%      1.45%        30.92%
                                        2002       4        8.57            37         1,508        7.77%      1.45%       (16.14%)
                                        2001       1       10.22             8           251       84.04%      1.45%         2.20%
  Touchstone Growth & Income
    (AnnuiChoice(TM))
                                        2003       8       10.94            88           218        9.79%      1.00%        31.49%
                                        2002       2        8.32            15           590        3.59%      1.00%       (15.79%)
  Touchstone Growth & Income
    (GrandMaster flex3(TM))
                                        2003      11       11.07           120           726       28.49%      1.55%        30.85%
                                        2002       -*       8.46             1            31       16.35%      1.55%       (15.40%)
  Touchstone High Yield
    (IQ Annuity(TM))
                                        2003      36       12.57           447             -        8.98%      1.45%        22.28%
                                        2002      12       10.28           127             -       10.31%      1.45%         1.28%
                                        2001       4       10.15            44             -      146.66%      1.45%         1.50%
  Touchstone High Yield
    (AnnuiChoice(TM))
                                        2003      22       12.43           279             -       13.00%      1.00%        22.70%
                                        2002       3       10.13            29             -       15.84%      1.00%         1.81%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 1,000.

                                                                                CAPITAL GAIN  INVESTMENT
                                               UNITS     UNIT      NET ASSETS     DIVIDEND      INCOME      EXPENSE      TOTAL
DIVISION                                      (000S)     VALUE       (000S)     DISTRIBUTION   RATIO(1)      RATIO      RETURN(2)
---------------------------------------------------------------------------------------------------------------------------------
  Touchstone High Yield
    (GrandMaster flex3(TM))
                                        2003      29  $    12.09  $        347  $          -       16.05%      1.55%        22.12%
                                        2002       9        9.90            90             -       76.93%      1.55%        (1.00%)
  Touchstone Money Market
    (IQ Annuity(TM))
                                        2003       7       10.05            71             -        0.99%      1.45%        (0.50%)
                                        2002      17       10.10           172             -        1.50%      1.45%         0.10%
                                        2001       6       10.09            64             -        2.64%      1.45%         0.90%
  Touchstone Money Market
    (AnnuiChoice(TM))
                                        2003      45       10.11           459             -        0.99%      1.00%         0.00%
                                        2002      26       10.11           266             -        1.36%      1.00%         0.60%
                                        2001       -*      10.05             4             -        2.23%      1.00%         0.50%
  Touchstone Money Market
    (GrandMaster flex3(TM))
                                        2003       7        9.93            65             -        0.96%      1.55%        (0.60%)
                                        2002       4        9.99            40             -        0.86%      1.55%        (0.10%)
  Touchstone Value Plus
    (IQ Annuity(TM))
                                        2003      25        9.29           234             -        0.99%      1.45%        27.79%
                                        2002       3        7.27            24            10        1.84%      1.45%       (27.66%)
                                        2001       1       10.05             8             -        7.66%      1.45%         0.50%
  Touchstone Value Plus
    (AnnuiChoice(TM))
                                        2003      21        9.27           199             -        1.03%      1.00%        28.39%
                                        2002       1        7.22             8             3        1.48%      1.00%       (27.36%)
  Touchstone Value Plus
    (GrandMaster flex3(TM))
                                        2003      11       10.54           116             -        1.66%      1.55%        27.60%
  Touchstone Money Market
    (Grandmaster(TM))
                                        2003   1,392        9.97        13,875             -        0.92%      1.35%        (0.30%)
  Touchstone Balanced
    (Pinnacleplus(TM))
                                        2003       2       10.95            21             -        5.96%      1.67%         9.50%
  Touchstone Baron Small Cap
    (Pinnacleplus(TM))
                                        2003       2       11.04            23             -        0.00%      1.67%        10.40%
  Touchstone Core Bond
    (Pinnacleplus(TM))
                                        2003       2        9.98            18             -       14.10%      1.67%        (0.20%)
  Touchstone Emerging Growth
    (Pinnacleplus(TM))
                                        2003       4       11.57            48            32        0.00%      1.67%        15.70%
  Touchstone Growth & Income
    (Pinnacleplus(TM))
                                        2003       1       11.39            14            85       32.79%      1.67%        13.90%
  Touchstone High Yield
    (Pinnacleplus(TM))
                                        2003       2       10.55            25             -       28.17%      1.67%         5.50%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 1,000.

                                                                                CAPITAL GAIN  INVESTMENT
                                               UNITS     UNIT      NET ASSETS     DIVIDEND      INCOME      EXPENSE      TOTAL
DIVISION                                      (000S)     VALUE       (000S)     DISTRIBUTION   RATIO(1)      RATIO      RETURN(2)
---------------------------------------------------------------------------------------------------------------------------------
  Touchstone Large Cap Growth
    (Pinnacleplus(TM))

                                        2003       2       11.07            18             -        0.30%      1.67%        10.70%
  Touchstone Third Avenue Value
    (Pinnacleplus(TM))
                                        2003       1  $    11.97  $         18  $          -        0.00%      1.67%        19.70%
  Touchstone Value Plus
    (Pinnacleplus(TM))
                                        2003       2       11.08            27             -       19.95%      1.67%        10.80%
  JPM Bond
    (GrandMaster flex3(TM))
                                        2003      30       10.71           318         1,503        3.65%      1.55%         2.10%
                                        2002      14       10.49           148             -        0.00%      1.55%         4.90%
  JPM Bond
    (IQ3(TM))
                                        2003      13       10.80           142           432        2.18%      1.45%         2.27%
                                        2002       4       10.56            46             -        0.00%      1.45%         5.60%
  JPM Bond
    (AnnuiChoice(TM))
                                        2003      59       10.88           647         3,669        4.65%      1.00%         2.74%
                                        2002      48       10.59           511             -        0.00%      1.00%         5.90%
  JPM International Opportunities
    (GrandMaster flex3(TM))
                                        2003       5       10.71            53             -        0.83%      1.55%        30.45%
                                        2002       5        8.21            40             -        0.00%      1.55%       (17.90%)
  JPM International Opportunities
    (IQ3(TM))
                                        2003      12       10.41           130             -        1.02%      1.45%        30.45%
                                        2002      14        7.98           110             -        0.00%      1.45%       (20.20%)
  JPM International Opportunities
    (AnnuiChoice(TM))
                                        2003       6       10.66            59             -        0.18%      1.00%        31.12%
                                        2002       -*       8.13             1             -        0.00%      1.00%       (18.70%)
  JPM Mid Cap Value
    (GrandMaster flex3(TM))
                                        2003       5       11.97            59             -        0.33%      1.55%        27.61%
                                        2002       2        9.38            17             -        0.00%      1.55%        (6.20%)
  JPM Mid Cap Value
    (IQ3(TM))
                                        2003       2       11.75            24             -        0.24%      1.45%        27.72%
                                        2002       1        9.20            11             -        0.00%      1.45%        (8.00%)
  JPM Mid Cap Value
    (AnnuiChoice(TM))
                                        2003       1       11.83             8             -        0.19%      1.00%        28.31%
                                        2002       -*       9.22             1             -        0.00%      1.00%        (7.80%)
  Van Kampen UIF Emerging Markets Debt
    (GrandMaster flex3(TM))
                                        2003       -*      13.32             5             -        0.00%      1.55%        25.90%
                                        2002       -*      10.58             4             -       26.73%      1.55%         5.80%
  Van Kampen UIF Emerging Markets Debt
    (IQ3(TM))
                                        2003       6       12.87            81             -        0.00%      1.45%        26.05%
                                        2002       2       10.21            24             -       11.21%      1.45%         2.10%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 1,000.

                                                                                CAPITAL GAIN  INVESTMENT
                                               UNITS     UNIT      NET ASSETS     DIVIDEND      INCOME      EXPENSE      TOTAL
DIVISION                                      (000S)     VALUE       (000S)     DISTRIBUTION   RATIO(1)      RATIO      RETURN(2)
---------------------------------------------------------------------------------------------------------------------------------
  Van Kampen UIF Emerging Markets Debt
    (AnnuiChoice(TM))
                                        2003       1       12.93            18             -        0.00%      1.00%        26.52%
  Van Kampen UIF U.S. Real Estate
    (GrandMaster flex3(TM))

                                        2003       6  $    12.29  $         77  $          -        0.00%      1.55%        35.35%
                                        2002       -*       9.08             3            54       12.69%      1.55%        (9.20%)
  Van Kampen UIF U.S. Real Estate
    (IQ3(TM))
                                        2003       9       12.30           114             -        0.00%      1.45%        35.46%
                                        2002       7        9.08            62         1,170        6.22%      1.45%        (9.20%)
  Van Kampen UIF U.S. Real Estate
    (AnnuiChoice(TM))
                                        2003      20       12.45           251             -        0.00%      1.00%        36.21%
                                        2002       8        9.14            72         1,233       11.22%      1.00%        (8.60%)
  Van Kampen LIT Comstock
    (GrandMaster flex3(TM))
                                        2003       1       12.33             9             -        0.00%      1.55%        23.30%
  Van Kampen LIT Emerging Growth
    (GrandMaster flex3(TM))
                                        2003       -*      11.95             1             -        0.00%      1.55%        19.50%
INITIAL CLASS:
  VIP High Income
    (Grandmaster(TM))
                                        2003     767       14.54        11,159             -        7.54%      1.35%        25.56%
                                        2002     907       11.58        10,502             -       12.63%      1.35%         2.03%
                                        2001   1,094       11.35        12,413             -       18.55%      1.35%       (12.96%)
  VIP Equity-Income
    (Grandmaster(TM))
                                        2003     683       44.87        30,654             -        1.90%      1.35%        28.57%
                                        2002     792       34.90        27,651       862,961        2.07%      1.35%       (18.06%)
                                        2001   1,084       42.59       46,183      2,201,483        1.66%      1.35%        (6.25%)
  VIP Growth
    (Grandmaster(TM))
                                        2003     447       53.03        23,679             -        0.28%      1.35%        31.07%
                                        2002     512       40.46        20,702             -        0.27%      1.35%       (31.05%)
                                        2001     617       58.68       36,204      4,245,662        0.10%      1.35%       (18.77%)
  VIP Overseas
    (Grandmaster(TM))
                                        2003     268       23.43         6,269             -        0.87%      1.35%        41.49%
                                        2002     315       16.56         5,211             -        0.87%      1.35%       (21.37%)
                                        2001     455       21.06         9,584     1,211,671        6.20%      1.35%       (22.23%)
  VIP II Investment Grade Bond
    (Grandmaster(TM))
                                        2003     400       24.63         9,862        47,073        5.29%      1.35%         3.79%
                                        2002     385       23.73         9,130             -        3.61%      1.35%         8.85%
                                        2001     352       21.80         7,683             -        4.13%      1.35%         7.02%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 1,000.

                                                                                CAPITAL GAIN  INVESTMENT
                                               UNITS     UNIT      NET ASSETS     DIVIDEND      INCOME      EXPENSE      TOTAL
DIVISION                                      (000S)     VALUE       (000S)     DISTRIBUTION   RATIO(1)      RATIO      RETURN(2)
---------------------------------------------------------------------------------------------------------------------------------
INITIAL CLASS (CONTINUED):
  VIP II Asset Manager
    (Grandmaster(TM))
                                        2003     381  $    29.80  $     11,344  $          -        3.73%      1.35%        16.36%
                                        2002     438       25.61        11,221             -        4.22%      1.35%        (9.95%)
                                        2001     530       28.44        15,069       300,853        4.60%      1.35%        (5.39%)

  VIP II Index 500
    (Grandmaster(TM))
                                        2003     689       25.86        17,815             -        2.33%      1.35%        26.70%
                                        2002   1,398       20.41        28,538             -        1.11%      1.35%       (23.30%)
                                        2001   1,497       26.61        39,833             -        1.44%      1.35%       (13.29%)
  VIP II Asset Manager: Growth
    (Grandmaster(TM))
                                        2003     164       18.51         3,038             -        3.21%      1.35%        21.70%
                                        2002     211       15.21         3,211             -        3.40%      1.35%       (16.66%)
                                        2001     339       18.25         6,184       277,424        3.24%      1.35%        (8.66%)
  VIP II Contrafund
    (Grandmaster(TM))
                                        2003     966       27.70        26,769             -        0.56%      1.35%        26.72%
                                        2002   1,337       21.86        29,233             -        0.80%      1.35%       (10.56%)
                                        2001   1,499       24.44        36,630     1,394,256        1.00%      1.35%       (13.43%)
  VIP III Growth Opportunities
    (Grandmaster(TM))
                                        2003     249       10.34         2,576             -        0.82%      1.35%        28.13%
                                        2002     294        8.07         2,369             -        1.14%      1.35%       (22.92%)
                                        2001     375       10.47         3,924             -        0.45%      1.35%       (15.56%)
  VIP III Balanced
    (Grandmaster(TM))
                                        2003     293       13.03         3,814             -        3.03%      1.35%        16.13%
                                        2002     370       11.22         4,152             -        3.12%      1.35%        (9.95%)
                                        2001     391       12.46         4,868             -        4.25%      1.35%        (2.88%)
  VIP III Growth & Income
    (Grandmaster(TM))
                                        2003     543       14.43         7,835             -        1.18%      1.35%        22.18%
                                        2002     541       11.81         6,386             -        1.36%      1.35%       (17.76%)
                                        2001     595       14.36         8,540       529,181        1.66%      1.35%       (10.03%)
SERVICE CLASS:
  Touchstone Money Market
    (Pinnacleplus(TM))
                                        2003      21        9.95           209             -        0.75%      1.67%        (0.50%)
  Touchstone Money Market Service Class
    (GrandMaster flex3(TM))
                                        2003      40        9.96           400             -        0.67%      1.55%        (0.40%)
  Touchstone Money Market
    (IQ Annuity(TM))
                                        2003     342        9.96         3,410             -        0.63%      1.45%        (0.40%)
  Touchstone Money Market Service
    (AnnuiChoice(TM))
                                        2003     273        9.98         2,723             -        0.64%      1.00%        (0.20%)

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.

                                                                                CAPITAL GAIN  INVESTMENT
                                               UNITS     UNIT      NET ASSETS     DIVIDEND      INCOME      EXPENSE      TOTAL
DIVISION                                      (000S)     VALUE       (000S)     DISTRIBUTION   RATIO(1)      RATIO      RETURN(2)
---------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS:
  VIP III Mid Cap
    (Grandmaster(TM))
                                        2003     244  $    19.73  $      4,807  $          -        0.36%      1.35%        36.63%
                                        2002     327       14.44         4,729             -        0.76%      1.35%       (11.08%)
                                        2001     274       16.24         4,450             -        0.00%      1.35%        (4.69%)
  MFS Emerging Growth
    (IQ Annuity(TM))
                                        2003      98        5.75           564             -        0.00%      1.45%        28.06%

                                        2002     118        4.49           530             -        0.00%      1.45%       (34.83%)
                                        2001      94        6.89           649        24,745        0.00%      1.45%       (31.10%)
  MFS Emerging Growth
    (AnnuiChoice(TM))
                                        2003       -*       8.49             1             -        0.00%      1.00%        28.64%
  MFS Emerging Growth
    (Grandmaster(TM))
                                        2003       5        8.23            39             -        0.00%      1.35%        28.19%
                                        2002       1        6.42             8             -        0.00%      1.35%       (35.80%)
  MFS Emerging Growth
    (GrandMaster flex3(TM))
                                        2003       3       10.42            28             -        0.00%      1.55%        27.85%
  MFS Investors Growth Stock
    (IQ Annuity(TM))
                                        2003       6        6.27            35             -        0.00%      1.45%        20.81%
                                        2002      12        5.19            60             -        0.00%      1.45%       (28.71%)
                                        2001       8        7.28            59             9        0.94%      1.45%       (27.20%)
  MFS Investors Growth Stock
    (AnnuiChoice(TM))
                                        2003       2        8.77            14             -        0.00%      1.00%        21.30%
                                        2002       6        7.23            40             -        0.00%      1.00%       (28.42%)
  MFS Investors Growth Stock
    (Grandmaster(TM))
                                        2003       2        8.52            15             -        0.00%      1.35%        21.02%
                                        2002       2        7.04            13             -        0.00%      1.35%       (29.60%)
  MFS Investors Growth Stock
    (GrandMaster flex3(TM))
                                        2003       4       10.05            37             -        0.00%      1.55%        20.65%
                                        2002       1        8.33             4             -        0.00%      1.55%       (16.70%)
  MFS Investors Trust
    (IQ Annuity(TM))
                                        2003      15        7.85           115             -        0.53%      1.45%        20.03%
                                        2002      16        6.54           103             -        0.55%      1.45%       (22.33%)
                                        2001       1        8.42             9            11        0.31%      1.45%       (15.80%)
  MFS Investors Trust
    (AnnuiChoice(TM))
                                        2003       2        9.34            18             -        0.46%      1.00%        20.52%
                                        2002       2        7.75            15             -        0.00%      1.00%       (21.95%)
  MFS Investors Trust
    (Grandmaster(TM))
                                        2003      10        9.23            91             -        0.59%      1.35%        20.18%

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.
* -  Less than 1,000.

                                                                                CAPITAL GAIN  INVESTMENT
                                               UNITS     UNIT      NET ASSETS     DIVIDEND      INCOME      EXPENSE      TOTAL
DIVISION                                      (000S)     VALUE       (000S)     DISTRIBUTION   RATIO(1)      RATIO      RETURN(2)
---------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS (CONTINUED):
  MFS Investors Trust
    (GrandMaster flex3(TM))
                                        2003       6  $    10.42  $         57  $          -        0.22%      1.55%        20.05%
  MFS Mid Cap Growth
    (IQ Annuity(TM))
                                        2003      46        5.63           257             -        0.00%      1.45%        34.69%
                                        2002      25        4.18           106             -        0.00%      1.45%       (44.27%)
                                        2001      21        7.50           156             -        0.67%      1.45%       (25.00%)
  MFS Mid Cap Growth
    (AnnuiChoice(TM))
                                        2003      37        7.56           283             -        0.00%      1.00%        35.24%

                                        2002      10        5.59            58             -        0.00%      1.00%       (44.04%)
                                        2001       4        9.99            40             -        0.00%      1.00%        (0.10%)
  MFS Mid Cap Growth
    (Grandmaster(TM))
                                        2003     195        6.07         1,185             -        0.00%      1.35%        34.89%
                                        2002       8        4.50            36             -        0.00%      1.35%       (44.24%)
                                        2001      85        8.07           684             -        0.00%      1.35%       (19.30%)
  MFS Mid Cap Growth
    (GrandMaster flex3(TM))
                                        2003       4       10.65            39             -        0.00%      1.55%        34.47%
                                        2002       1        7.92             4             -        0.00%      1.55%       (20.80%)
  MFS New Discovery
    (IQ Annuity(TM))
                                        2003      20        7.70           151             -        0.00%      1.45%        31.62%
                                        2002      19        5.85           110             -        0.00%      1.45%       (32.84%)
                                        2001      14        8.71           118            62        2.78%      1.45%       (12.90%)
  MFS New Discovery
    (AnnuiChoice(TM))
                                        2003      16        9.36           149             -        0.00%      1.00%        32.02%
                                        2002      15        7.09           109             -        0.00%      1.00%       (32.48%)
                                        2001      -*       10.50             1             -        0.00%      1.00%         5.00%
  MFS New Discovery
    (Grandmaster(TM))
                                        2003      48        8.60           417             -        0.00%      1.35%        31.70%
                                        2002      42        6.53           275             -        0.00%      1.35%       (32.75%)
                                        2001      12        9.71           114             -        0.00%      1.35%        (2.90%)
  MFS Capital Opportunities
    (IQ Annuity(TM))
                                        2003      29        6.69           197             -        0.00%      1.45%        25.28%
                                        2002      23        5.34           125             -        0.00%      1.45%       (30.83%)
                                        2001       9        7.72            68           378        1.84%      1.45%       (22.80%)
  MFS Capital Opportunities
    (AnnuiChoice(TM))
                                        2003      11        8.22            91             -        0.00%      1.00%        25.88%
                                        2002       8        6.53            54             -        0.00%      1.00%       (30.53%)
                                        2001       3        9.40            32             -        0.00%      1.00%        (6.00%)

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.

                                                                                CAPITAL GAIN  INVESTMENT
                                               UNITS     UNIT      NET ASSETS     DIVIDEND      INCOME      EXPENSE      TOTAL
DIVISION                                      (000S)     VALUE       (000S)     DISTRIBUTION   RATIO(1)      RATIO      RETURN(2)
---------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS (CONTINUED):
  MFS Capital Opportunities
    (Grandmaster(TM))
                                        2003      16  $     6.93  $        114  $          -        0.00%      1.35%        25.32%
                                        2002       5        5.53            26             -        0.00%      1.35%       (30.79%)
                                        2001      10        7.99            84             -        0.00%      1.35%       (20.10%)
  MFS Total Return
    (IQ Annuity(TM))
                                        2003     115       10.57         1,211             -        1.69%      1.45%        14.27%
                                        2002      91        9.25           842         3,908        2.07%      1.45%        (6.66%)
                                        2001      38        9.91           381           887        1.03%      1.45%        (0.90%)
  MFS Total Return
    (AnnuiChoice(TM))
                                        2003      74       10.79           802             -        1.43%      1.00%        14.79%

                                        2002      39        9.40           364           828        1.59%      1.00%        (6.28%)
                                        2001       7       10.03            67             -        0.00%      1.00%         0.30%
  MFS Total Return
    (Grandmaster(TM))
                                        2003     177       10.50         1,858             -        1.52%      1.35%        14.50%
                                        2002     181        9.17         1,663        12,964        2.18%      1.35%        (6.62%)
                                        2001     120        9.82         1,177             -        0.00%      1.35%        (1.80%)
  MFS Total Return
    (GrandMaster flex3(TM))
                                        2003      12       10.81           133             -        0.59%      1.55%        14.15%
                                        2002       1        9.47             9             -        0.00%      1.55%        (5.30%)
  MFS Research
    (AnnuiChoice(TM))
                                        2003       6        9.15            53             -        0.41%      1.00%        23.15%
                                        2002       5        7.43            40             -        0.06%      1.00%       (25.48%)
  MFS Research
    (Grandmaster(TM))
                                        2003       2        9.04            15             -        0.43%      1.35%        22.66%
                                        2002       2        7.37            14             -        0.00%      1.35%       (26.30%)
  MFS Research
    (IQ3(TM))
                                        2003       0        9.98             1             -        0.00%      1.45%        22.45%
  Janus Aspen Growth
    (Pinnacleplus(TM))
                                        2003       1       11.22             6             -        0.00%      1.67%        12.20%
  Janus Aspen Worldwide Growth
    (Pinnacleplus(TM))
                                        2003       -*      11.14             4             -        1.67%      1.67%        11.40%
  MFS Capital Opportunities
    (Pinnacleplus(TM))
                                        2003       -*      10.81             1             -        0.00%      1.67%         8.10%
  MFS Emerging Growth
    (Pinnacleplus(TM))
                                        2003       -*      10.62             2             -        0.00%      1.67%         6.20%
  MFS Investors Growth Stock Series
    (Pinnacleplus(TM))
                                        2003       4       10.37            37             -        0.00%      1.67%         3.70%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 1,000.

                                                                                CAPITAL GAIN  INVESTMENT
                                               UNITS     UNIT      NET ASSETS     DIVIDEND      INCOME      EXPENSE      TOTAL
DIVISION                                      (000S)     VALUE       (000S)     DISTRIBUTION   RATIO(1)      RATIO      RETURN(2)
----------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS (CONTINUED):
  MFS Investors Trust
    (Pinnacleplus(TM))
                                        2003       3  $    10.86  $         28  $          -        0.00%      1.67%         8.60%
  MFS New Discovery
    (Pinnacleplus(TM))
                                        2003       -*      11.08             3             -        0.00%      1.67%        10.80%
  MFS Total Return
    (Pinnacleplus(TM))
                                        2003      28       10.66           297             -        0.00%      1.67%         6.60%
SERVICE CLASS 2:
  VIP High Income
    (IQ Annuity(TM))
                                        2003      70       10.21           713             -        4.64%      1.45%        24.82%
                                        2002      30        8.18           246             -        8.28%      1.45%         1.87%
                                        2001      20        8.03           159             -        0.00%      1.45%       (19.70%)
  VIP High Income
    (AnnuiChoice(TM))

                                        2003      39       12.31           484             -        1.72%      1.00%        25.48%
                                        2002       7        9.81            65             -        8.36%      1.00%         2.29%
                                        2001       4        9.59            35             -        0.00%      1.00%        (4.10%)
  VIP Equity-Income
    (IQ Annuity(TM))
                                        2003     132        9.80         1,293             -        1.70%      1.45%        28.10%
                                        2002     130        7.65           995        17,635        1.41%      1.45%       (18.36%)
                                        2001      89        9.37           835         4,783        0.32%      1.45%        (6.30%)
  VIP Equity-Income
    (AnnuiChoice(TM))
                                        2003      73       10.46           766             -        0.99%      1.00%        28.66%
                                        2002      36        8.13           290         2,227        0.84%      1.00%       (17.96%)
                                        2001       8        9.91            79             -        0.00%      1.00%        (0.90%)
  VIP Equity-Income
    (GrandMaster flex3(TM))
                                        2003       8       11.02            85             -        0.48%      1.55%        27.99%
                                        2002      -*        8.61             1             -        0.00%      1.55%       (13.90%)
  VIP Growth
    (IQ Annuity(TM))
                                        2003     143        7.08         1,013             -        0.07%      1.45%        30.63%
                                        2002     112        5.42           609             -        0.14%      1.45%       (31.31%)
                                        2001      78        7.89           615         6,964        0.02%      1.45%       (21.10%)
  VIP Growth
    (AnnuiChoice(TM))
                                        2003      55        9.06           494             -        0.07%      1.00%        31.11%
                                        2002      30        6.91           206             -        0.07%      1.00%       (30.97%)
                                        2001       5       10.01            51             -        0.00%      1.00%         0.10%
  VIP Growth
    (GrandMaster flex3(TM))
                                        2003       3       10.80            30             -        0.00%      1.55%        30.43%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 1,000.

                                                                                CAPITAL GAIN  INVESTMENT
                                               UNITS     UNIT      NET ASSETS     DIVIDEND      INCOME      EXPENSE      TOTAL
DIVISION                                      (000S)     VALUE       (000S)     DISTRIBUTION   RATIO(1)      RATIO      RETURN(2)
----------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2 (CONTINUED):
  VIP Overseas
    (IQ Annuity(TM))
                                        2003      14   $    8.48  $        121  $          -        0.39%      1.45%        40.86%
                                        2002      11        6.02            64             -        0.24%      1.45%       (21.61%)
                                        2001       8        7.68            58         3,840        5.30%      1.45%       (23.20%)
  VIP Overseas
    (AnnuiChoice(TM))
                                        2003      26       10.65           272             -        0.26%      1.00%        41.62%
                                        2002       9        7.52            69             -        0.47%      1.00%       (21.26%)
                                        2001       3        9.55            28             -        0.00%      1.00%        (4.50%)
  VIP Investment Grade Bond
    (IQ Annuity(TM))
                                        2003     101       11.68         1,176         4,930        4.32%      1.45%         3.36%
                                        2002     150       11.30         1,695             -        1.24%      1.45%         8.55%
                                        2001      25       10.41           257             -        0.00%      1.45%         4.10%
  VIP Investment Grade Bond
    (AnnuiChoice(TM))
                                        2003      87       11.61         1,006         2,742        4.37%      1.00%         3.94%

                                        2002      36       11.17           404             -        1.31%      1.00%         8.98%
                                        2001       6       10.25            59             -        0.00%      1.00%         2.50%
  VIP Asset Manager
    (IQ Annuity(TM))
                                        2003      33       10.23           341             -        3.17%      1.45%        15.99%
                                        2002      26        8.82           228             -        1.94%      1.45%       (10.37%)
                                        2001       6        9.84            56             -        0.00%      1.45%        (1.60%)
  VIP Asset Manager
    (AnnuiChoice(TM))
                                        2003      21       10.66           228             -        2.72%      1.00%        16.50%
                                        2002      11        9.15           104             -        0.75%      1.00%        (9.94%)
                                        2001       1       10.16            15             -        0.00%      1.00%         1.60%
  VIP Index 500
    (IQ Annuity(TM))
                                        2003     129        8.37         1,076             -        0.97%      1.45%        26.24%
                                        2002      87        6.63           577             -        0.83%      1.45%       (23.62%)
                                        2001      43        8.68           374             -        0.00%      1.45%       (13.20%)
  VIP Index 500
    (AnnuiChoice(TM))
                                        2003      81        9.23           743             -        0.65%      1.00%        26.79%
                                        2002      39        7.28           285             -        0.57%      1.00%       (23.21%)
                                        2001      12        9.48           118             -        0.00%      1.00%        (5.20%)
  VIP Asset Manager: Growth
    (IQ Annuity(TM))
                                        2003      19        9.27           180             -        2.61%      1.45%        21.34%
                                        2002      20        7.64           151             -        1.74%      1.45%       (17.05%)
                                        2001       9        9.21            85             -        0.00%      1.45%        (7.90%)

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.

                                                                                CAPITAL GAIN  INVESTMENT
                                               UNITS     UNIT      NET ASSETS     DIVIDEND      INCOME      EXPENSE      TOTAL
DIVISION                                      (000S)     VALUE       (000S)     DISTRIBUTION   RATIO(1)      RATIO      RETURN(2)
---------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2 (CONTINUED):
  VIP Asset Manager: Growth
    (AnnuiChoice(TM))
                                        2003      19  $    10.41  $        200  $          -        1.26%      1.00%        21.75%
                                        2002       8        8.55            69             -        0.73%      1.00%       (16.59%)
                                        2001       1       10.25            15             -        0.00%      1.00%         2.50%
  VIP Balanced
    (IQ Annuity(TM))
                                        2003      59        9.89           585             -        2.84%      1.45%        15.67%
                                        2002      67        8.55           570             -        1.89%      1.45%       (10.19%)
                                        2001      31        9.52           295             -        0.47%      1.45%        (4.80%)
  VIP Balanced
    (AnnuiChoice(TM))
                                        2003      24       10.63           256             -        1.50%      1.00%        16.17%
                                        2002      15        9.15           134             -        0.31%      1.00%        (9.76%)
                                        2001       -*      10.14             5             -        0.00%      1.00%         1.40%
  VIP Contrafund
    (IQ Annuity(TM))
                                        2003     167       10.11         1,690             -        0.27%      1.45%        26.38%
                                        2002     124        8.00           990             -        0.46%      1.45%       (10.91%)
                                        2001      46        8.98           417           792        0.16%      1.45%       (10.20%)

  VIP Contrafund
    (AnnuiChoice(TM))
                                        2003      53       11.32           602             -        0.19%      1.00%        26.91%
                                        2002      28        8.92           246             -        0.06%      1.00%       (10.53%)
                                        2001       0        9.97             2             -        0.00%      1.00%        (0.30%)
  VIP Contrafund
    (GrandMaster flex3(TM))
                                        2003      17       11.20           192             -        0.10%      1.55%        26.13%
                                        2002       1        8.88             8             -        0.00%      1.55%       (11.20%)
  VIP Growth Opportunities
    (IQ Annuity(TM))
                                        2003       3        9.05            23             -        0.25%      1.45%        27.64%
                                        2002       1        7.09             6             -        0.86%      1.45%       (23.19%)
                                        2001       1        9.23             5             -        0.00%      1.45%        (7.70%)
  VIP Growth Opportunities
    (AnnuiChoice(TM))
                                        2003       6        9.93            64             -        0.39%      1.00%        28.13%
                                        2002       5        7.75            40             -        0.00%      1.00%       (22.81%)
  VIP Growth Opportunities
    (GrandMaster flex3(TM))
                                        2003       1       11.06             9             -        0.00%      1.55%        27.42%
  VIP Growth & Income
    (IQ Annuity(TM))
                                        2003      57        9.08           518             -        1.12%      1.45%        21.55%
                                        2002      66        7.47           495             -        1.05%      1.45%       (18.00%)
                                        2001      46        9.11           415             -        0.00%      1.45%        (8.90%)

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 1,000.

                                                                                CAPITAL GAIN  INVESTMENT
                                               UNITS     UNIT      NET ASSETS     DIVIDEND      INCOME      EXPENSE      TOTAL
DIVISION                                      (000S)     VALUE       (000S)     DISTRIBUTION   RATIO(1)      RATIO      RETURN(2)
---------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2 (CONTINUED):
  VIP Growth & Income
    (AnnuiChoice(TM))
                                        2003      11  $    10.28  $        112  $          -        0.76%      1.00%        22.24%
                                        2002       7        8.41            59             -        0.15%      1.00%       (17.71%)
                                        2001       -*      10.22             4             -        0.00%      1.00%         2.20%
  VIP Growth & Income
    (GrandMaster flex3(TM))
                                        2003       3       11.21            29             -        0.24%      1.55%        21.45%
                                        2002       -*       9.23             1             -        0.00%      1.55%        (7.70%)
  VIP Mid Cap
    (IQ Annuity(TM))
                                        2003     103       12.14         1,250             -        0.24%      1.45%        36.25%
                                        2002     102        8.91           911             -        0.55%      1.45%       (11.34%)
                                        2001      48       10.05           484             -        0.00%      1.45%         0.50%
  VIP Mid Cap
    (AnnuiChoice(TM))
                                        2003      36       12.64           460             -        0.22%      1.00%        36.80%
                                        2002      24        9.24           224             -        0.12%      1.00%       (10.90%)
                                        2001       1       10.37            10             -        0.00%      1.00%         3.70%
  VIP Mid Cap
    (GrandMaster flex3(TM))
                                        2003      10       12.14           118             -        0.04%      1.55%        36.10%
                                        2002       1        8.92             5             -        0.00%      1.55%       (10.80%)

  VIP Aggressive Growth
    (IQ Annuity(TM))
                                        2003       6        9.50            52             -        0.00%      1.45%        28.38%
                                        2002       6        7.40            46             -        0.00%      1.45%       (27.66%)
                                        2001       2       10.23            17             -        0.00%      1.45%         2.30%
  VIP Dynamic Capital Appreciation
    (IQ Annuity(TM))
                                        2003      25       13.94           352             -        0.00%      1.45%        23.14%
                                        2002      25       11.32           288             -        0.20%      1.45%        (8.93%)
                                        2001       -*      12.43             4             -        0.00%      1.45%        24.30%
  VIP Dynamic Capital Appreciation
    (AnnuiChoice(TM))
                                        2003       3       11.37            32             -        0.00%      1.00%        23.59%
                                        2002       3        9.20            26             -        0.18%      1.00%        (8.46%)
                                        2001       1       10.05            15             -        0.00%      1.00%         0.50%
  Fidelity Balanced
    (GrandMaster flex3(TM))
                                        2003       3       11.17            30             -        0.00%      1.55%        11.70%
  Fidelity High Income
    (GrandMaster flex3(TM))
                                        2003      57       11.48           653             -        0.00%      1.55%        14.80%
  Franklin Income Securities
    (Grandmaster(TM))
                                        2003      83       12.62         1,051             -        5.64%      1.35%        26.20%
  Franklin Growth & Income Securities
    (Grandmaster(TM))
                                        2003      37       11.88           437             -        3.34%      1.35%        18.80%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 1,000.

                                                                                CAPITAL GAIN  INVESTMENT
                                               UNITS     UNIT      NET ASSETS     DIVIDEND      INCOME      EXPENSE      TOTAL
DIVISION                                      (000S)     VALUE       (000S)     DISTRIBUTION   RATIO(1)      RATIO      RETURN(2)
---------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2 (CONTINUED):
  Franklin Large Cap Growth Securities
    (Grandmaster(TM))
                                        2003       6  $    11.96  $         71  $          -        0.13%      1.35%        19.60%
  Templeton Foreign Securities
    (Grandmaster(TM))
                                        2003       4       12.68            55             -        0.00%      1.35%        26.80%
  Franklin Mutual Shares Securities
    (Grandmaster(TM))
                                        2003      57       12.16           691             -        0.82%      1.35%        21.60%
  Templeton Growth Securities
    (Grandmaster(TM))
                                        2003      16       12.51           197             -        1.18%      1.35%        25.10%
  Fidelity VIP Asset Manager
    (Pinnacleplus(TM))
                                        2003       4       10.46            45             -        0.00%      1.67%         4.60%
  Fidelity VIP Asset Manager Growth
    (Pinnacleplus(TM))
                                        2003       1       10.63            11             -        0.00%      1.67%         6.30%
  Fidelity VIP Balanced
    (Pinnacleplus(TM))
                                        2003       1       10.41            11             -        0.00%      1.67%         4.10%
  Fidelity VIP Contrafund
    (Pinnacleplus(TM))
                                        2003       3       11.27            37             -        0.00%      1.67%        12.70%
  Fidelity Equity Income
    (Pinnacleplus(TM))
                                        2003      12       11.36           133             -        0.00%      1.67%        13.60%
  Fidelity VIP Growth and Income
    (Pinnacleplus(TM))
                                        2003       5       10.58            51             -        0.00%      1.67%         5.80%

  Fidelity VIP Growth Opportunities
    (Pinnacleplus(TM))
                                        2003       1       11.00             9             -        0.00%      1.67%        10.00%
  Fidelity VIP Growth
    (Pinnacleplus(TM))
                                        2003       -*      11.02             2             -        0.00%      1.67%        10.20%
  Fidelity VIP High Income
    (Pinnacleplus(TM))
                                        2003       3       10.68            31             -        0.00%      1.67%         6.80%
  Fidelity VIP Investment Grade Bond
    (Pinnacleplus(TM))
                                        2003       5       10.01            52             -        0.00%      1.67%         0.10%
  Fidelity VIP Mid Cap
    (Pinnacleplus(TM))
                                        2003       4       12.20            50             -        0.00%      1.67%        22.00%
  Fidelity VIP Overseas
    (Pinnacleplus(TM))
                                        2003       1       12.27             7             -        0.00%      1.67%        22.70%
SERVICE SHARES:
  Janus Aspen Growth
    (IQ Annuity(TM))
                                        2003       1        6.38             5             -        0.00%      1.45%        29.67%
                                        2002      18        4.92            86             -        0.00%      1.45%       (27.86%)
                                        2001      17        6.82           119           160        0.00%      1.45%       (31.80%)

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 1,000.

                                                                                CAPITAL GAIN  INVESTMENT
                                               UNITS     UNIT      NET ASSETS     DIVIDEND      INCOME      EXPENSE      TOTAL
DIVISION                                      (000S)     VALUE       (000S)     DISTRIBUTION   RATIO(1)      RATIO      RETURN(2)
---------------------------------------------------------------------------------------------------------------------------------
SERVICE SHARES (CONTINUED):
  Janus Aspen Growth
    (AnnuiChoice(TM))
                                        2003       4  $     8.63  $         33  $          -        0.00%      1.00%        30.17%
                                        2002       4        6.63            26             -        0.00%      1.00%       (27.46%)
                                        2001       3        9.14            31             -        0.00%      1.00%        (8.60%)
  Janus Aspen Growth
    (Grandmaster(TM))
                                        2003       7        7.32            54             -        0.00%      1.35%        29.79%
                                        2002       -*       5.64             1             -        0.00%      1.35%       (27.78%)
                                        2001       6        7.81            44            88        0.00%      1.35%       (21.90%)
  Janus Aspen Mid Cap Growth
    (IQ Annuity(TM))
                                        2003       9        6.61            62             -        0.00%      1.45%        32.73%
                                        2002      10        4.98            50             -        0.00%      1.45%       (29.16%)
                                        2001       8        7.03            56             -        0.00%      1.45%       (29.70%)
  Janus Aspen Mid Cap Growth
    (AnnuiChoice(TM))
                                        2003       1        8.88             5             -        0.00%      1.00%        33.33%
                                        2002       1        6.66             4             -        0.00%      1.00%       (28.77%)
                                        2001       -*       9.35             1             -        0.00%      1.00%        (6.50%)
  Janus Aspen Mid Cap Growth
    (Grandmaster(TM))
                                        2003       6        7.10            45             -        0.00%      1.35%        32.96%
                                        2002       6        5.34            33             -        0.00%      1.35%       (29.08%)
                                        2001       9        7.53            68             -        0.00%      1.35%       (24.70%)
  Janus Aspen Mid Cap Growth
    (GrandMaster flex3(TM))
                                        2003       1       11.36             9             -        0.00%      1.55%        32.71%

  Janus Aspen International Growth
    (IQ Annuity(TM))
                                        2003      12        7.36            85             -        2.21%      1.45%        32.61%
                                        2002      12        5.55            65             -        0.08%      1.45%       (26.88%)
                                        2001     222        7.59         1,685             -        0.81%      1.45%       (24.10%)
  Janus Aspen International Growth
    (AnnuiChoice(TM))
                                        2003       7        9.80            71             -        0.94%      1.00%        33.33%
                                        2002       9        7.35            67             -        0.83%      1.00%       (26.57%)
                                        2001       2       10.01            16             -        1.02%      1.00%         0.10%
  Janus Aspen International Growth
    (Grandmaster(TM))
                                        2003      33        7.94           259             -        1.10%      1.35%        32.78%
                                        2002       7        5.98            40             -        0.54%      1.35%       (26.72%)
                                        2001      79        8.16           647             -        1.25%      1.35%       (18.40%)
  Janus Aspen International Growth
    (GrandMaster flex3(TM))
                                        2003       -*      10.76             4             -        0.51%      1.55%        32.35%
                                        2002       -*       8.13             2             -        1.28%      1.55%       (18.70%)

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 1,000.

                                                                                CAPITAL GAIN  INVESTMENT
                                               UNITS     UNIT      NET ASSETS     DIVIDEND      INCOME      EXPENSE      TOTAL
DIVISION                                      (000S)     VALUE       (000S)     DISTRIBUTION   RATIO(1)      RATIO      RETURN(2)
---------------------------------------------------------------------------------------------------------------------------------
SERVICE SHARES (CONTINUED):
  Janus Aspen Worldwide Growth
    (AnnuiChoice(TM))
                                        2003       6  $     8.57  $         53  $          -        0.91%      1.00%        22.43%
                                        2002       6        7.00            45             -        0.61%      1.00%       (26.47%)
                                        2001       5        9.52            45             -        0.21%      1.00%        (4.80%)
  Janus Aspen Worldwide Growth
    (IQ Annuity(TM))
                                        2003      42        7.61           321             -        0.88%      1.45%        21.96%
                                        2002      35        6.24           216             -        0.28%      1.45%       (26.85%)
                                        2001      72        8.53           614             -        0.35%      1.45%       (14.70%)
  Janus Aspen Worldwide Growth
    (Grandmaster(TM))
                                        2003       8        7.43            63             -        0.84%      1.35%        22.00%
                                        2002       9        6.09            57             -        0.52%      1.35%       (26.71%)
                                        2001      13        8.31           105             -        0.39%      1.35%       (16.90%)
CLASS 1B SHARES:
  Putnam VT Growth & Income
    (AnnuiChoice(TM))
                                        2003      14        9.93           138             -        1.93%      1.00%        26.18%
                                        2002      13        7.87           103           618        1.79%      1.00%       (19.86%)
                                        2001       2        9.82            20             -        0.00%      1.00%        (1.80%)
  Putnam VT Growth & Income
    (IQ Annuity(TM))
                                        2003     108        9.08           978             -        1.71%      1.45%        25.59%
                                        2002      63        7.23           453         2,593        1.49%      1.45%       (20.20%)
                                        2001      36        9.06           327             -        0.00%      1.45%        (9.40%)
  Putnam VT Growth & Income
    (Grandmaster(TM))
                                        2003      26        9.63           255             -        1.75%      1.35%        25.72%
                                        2002       9        7.66            70         1,494        4.95%      1.35%       (20.13%)

                                        2001       3        9.59            26             -        0.00%      1.35%        (4.10%)
  Putnam VT Growth & Income
    (GrandMaster flex3(TM))
                                        2003       1       10.81             7             -        1.81%      1.55%        25.41%
                                        2002       1        8.62             5             -        0.00%      1.55%       (13.80%)
  Putnam VT International Equity
    (AnnuiChoice(TM))
                                        2003      11        9.93           106             -        0.87%      1.00%        27.31%
                                        2002      15        7.80           116             -        0.10%      1.00%       (18.50%)
  Putnam VT International Equity
    (IQ Annuity(TM))
                                        2003      26        9.13           233             -        0.72%      1.45%        26.63%
                                        2002      26        7.21           191             -        0.14%      1.45%       (18.81%)
                                        2001     125        8.88         1,114             -        0.00%      1.45%       (11.20%)

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.

                                                                                CAPITAL GAIN  INVESTMENT
                                               UNITS     UNIT      NET ASSETS     DIVIDEND      INCOME      EXPENSE      TOTAL
DIVISION                                      (000S)     VALUE       (000S)     DISTRIBUTION   RATIO(1)      RATIO      RETURN(2)
---------------------------------------------------------------------------------------------------------------------------------
CLASS 1B SHARES (CONTINUED):
  Putnam VT International Equity
    (Grandmaster(TM))
                                        2003      37  $     9.12  $        334  $          -        0.85%      1.35%        26.84%
                                        2002      27        7.19           191             -        0.35%      1.35%       (18.76%)
                                        2001       5        8.85            47             -        0.00%      1.35%       (11.50%)
  Putnam VT International Equity
    (GrandMaster flex3(TM))
                                        2003       5       10.70            50             -        0.23%      1.55%        26.48%
                                        2002       -*       8.46             4             -        0.00%      1.55%       (15.40%)
  Putnam VT Small Cap Value
    (AnnuiChoice(TM))
                                        2003      24       12.15           295             -        0.32%      1.00%        48.17%
                                        2002      27        8.20           219         1,563        0.15%      1.00%       (19.05%)
                                        2001       8       10.13            80             -        0.00%      1.00%         1.30%
  Putnam VT Small Cap Value
    (IQ Annuity(TM))
                                        2003      40       12.36           491             -        0.34%      1.45%        47.49%
                                        2002      38        8.38           315         1,430        0.09%      1.45%       (19.42%)
                                        2001      10       10.40           102             -        0.00%      1.45%         4.00%
  Putnam VT Small Cap Value
    (Grandmaster(TM))
                                        2003     175       12.41         2,172             -        0.27%      1.35%        47.74%
                                        2002     176        8.40         1,476        54,675        0.30%      1.35%       (19.39%)
                                        2001     487       10.42         5,074             -        0.00%      1.35%         4.20%
  Putnam VT Small Cap Value
    (GrandMaster flex3(TM))
                                        2003       2       11.72            22             -        0.08%      1.55%        47.24%
                                        2002       -*       7.96             2             -        0.00%      1.55%       (20.40%)
  Putnam VT Discovery Growth
    (AnnuiChoice(TM))
                                        2003       4        8.24            34             -        0.00%      1.00%        30.59%
                                        2002       4        6.31            28             -        0.00%      1.00%       (30.20%)
                                        2001       1        9.04             9             -        0.00%      1.00%        (9.60%)

  Putnam VT Discovery Growth
    (IQ Annuity(TM))
                                        2003      10        9.88            95             -        0.00%      1.45%        30.00%
                                        2002      10        7.60            78             -        0.00%      1.45%       (30.53%)
                                        2001       1       10.94            13             -        0.00%      1.45%         9.40%
  Putnam VT Discovery Growth
    (Grandmaster(TM))
                                        2003      15        7.17           105             -        0.00%      1.35%        30.13%
                                        2002      50        5.51           276             -        0.00%      1.35%       (30.52%)
                                        2001      10        7.93            81             -        0.00%      1.35%       (20.70%)
  Putnam VT Voyager
    (GrandMaster flex3(TM))
                                        2003       -*      11.74             4             -        0.00%      1.55%        17.40%
  Putnam VT George Putnam Fund of Boston
    (GrandMaster flex3(TM))
                                        2003       -*      11.17             1             -        0.00%      1.55%        11.70%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 1,000.

                                                                                CAPITAL GAIN  INVESTMENT
                                               UNITS     UNIT      NET ASSETS     DIVIDEND      INCOME      EXPENSE      TOTAL
DIVISION                                      (000S)     VALUE       (000S)     DISTRIBUTION   RATIO(1)      RATIO      RETURN(2)
---------------------------------------------------------------------------------------------------------------------------------
CLASS 1B SHARES (CONTINUED):
  Putnam VT Voyager
    (Grandmaster(TM))
                                        2003       -* $    11.77  $          1  $          -        0.00%      1.35%        17.70%
  Putnam VT New Opportunities
    (Grandmaster(TM))
                                        2003       6       12.49            75             -        0.00%      1.35%        24.90%
  Putnam VT George Putnam Fund of Boston
    (Grandmaster(TM))
                                        2003       3       11.20            38             -        0.34%      1.35%        12.00%
  Putnam VT Voyager
    (IQ Annuity(TM))
                                        2003       1       11.76             7             -        0.00%      1.45%        17.60%
  Putnam VT New Opportunities
    (IQ Annuity(TM))
                                        2003       9       12.48           112             -        0.00%      1.45%        24.80%
  Putnam VT George Putnam Fund of Boston
    (IQ Annuity(TM))
                                        2003       -*      11.19             2             -        0.00%      1.45%        11.90%
  Putnam VT Growth and Income
    (Pinnacleplus(TM))
                                        2003       -*      11.06             1             -        0.00%      1.67%        10.60%
  Putnam VT Small Cap Value
    (Pinnacleplus(TM))
                                        2003       2       12.00            23             -        0.00%      1.67%        20.00%
CLASS 2:
  Franklin Income Securities
    (GrandMaster flex3(TM))
                                        2003      19       12.60           245             -        3.05%      1.55%        26.00%
  Franklin Growth and Income Securities
    (GrandMaster flex3(TM))
                                        2003       3       11.85            31             -        0.00%      1.55%        18.50%
  Franklin Large Cap Growth Securities
    (GrandMaster flex3(TM))
                                        2003       4       11.94            46             -        0.00%      1.55%        19.40%
  Templeton Foreign Securities
    (GrandMaster flex3(TM))
                                        2003       3       12.66            33             -        1.74%      1.55%        26.60%
  Franklin Mutual Shares Securities
    (GrandMaster flex3(TM))
                                        2003       7       12.13            89             -        0.92%      1.55%        21.30%
  Van Kampen LIT Comstock
    (Grandmaster(TM))
                                        2003       7       12.36            93             -        0.00%      1.35%        23.60%

  Van Kampen LIT Emerging Growth
    (Grandmaster(TM))
                                        2003       -*      11.98             4             -        0.00%      1.35%        19.80%
  Van Kampen Emerging Markets Equity
    (Grandmaster(TM))
                                        2003       4       14.39            52             -        0.00%      1.35%        43.90%
  Van Kampen Emerging Markets Debt
    (Grandmaster(TM))
                                        2003       8       12.43            95             -        0.00%      1.35%        24.30%
  Van Kampen U.S. Real Estate
    (Grandmaster(TM))
                                        2003      24       13.39           317             -        0.00%      1.35%        33.90%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 1,000.

                                                                                CAPITAL GAIN  INVESTMENT
                                               UNITS     UNIT      NET ASSETS     DIVIDEND      INCOME      EXPENSE      TOTAL
DIVISION                                      (000S)     VALUE       (000S)     DISTRIBUTION   RATIO(1)      RATIO      RETURN(2)
---------------------------------------------------------------------------------------------------------------------------------
CLASS 2 (CONTINUED):
  Franklin Income Securities Fund
    (IQ Annuity(TM))
                                        2003      19  $    12.61  $        234  $          -        3.52%      1.45%        26.10%
  Franklin Growth & Income Securities
    Fund (IQ Annuity(TM))
                                        2003      29       11.87           342             -        3.48%      1.45%        18.70%
  Franklin Large Cap Growth Securities
    Fund (IQ Annuity(TM))
                                        2003      12       11.95           145             -        0.00%      1.45%        19.50%
  Templeton Foreign Securities
    (IQ Annuity(TM))
                                        2003       5       12.67            59             -        0.52%      1.45%        26.70%
  Franklin Mutual Shares Securities
    (IQ Annuity(TM))
                                        2003       5       12.15            57             -        1.11%      1.45%        21.50%
  Templeton Growth Securities
    (IQ Annuity(TM))
                                        2003       4       12.50            53             -        0.72%      1.45%        25.00%
  Van Kampen LIT Emerging Growth
    (IQ Annuity(TM))
                                        2003       1       11.96            14             -        0.00%      1.45%        19.60%
  Van Kampen UIF Emerging Markets Equity
    (IQ Annuity(TM))
                                        2003      12       14.37           170             -        0.00%      1.45%        43.70%
  Van Kampen LIT Comstock Share
    (AnnuiChoice(TM))
                                        2003       2       12.40            30             -        0.00%      1.00%        24.00%
  Van Kampen LIT Emerging Growth
    (AnnuiChoice(TM))
                                        2003       -*      12.02             4             -        0.00%      1.00%        20.20%
  Van Kampen UIF Emerging Markets
    Equity Share (AnnuiChoice(TM))
                                        2003       4       14.44            62             -        0.00%      1.00%        44.40%
  Franklin Income Securities Fund
    (AnnuiChoice(TM))
                                        2003      31       12.66           395             -        4.10%      1.00%        26.60%
  Franklin Growth & Income Securities
    Fund (AnnuiChoice(TM))
                                        2003       4       11.92            49             -        3.74%      1.00%        19.20%
  Franklin Large Cap Growth Securities
    Fund (AnnuiChoice(TM))
                                        2003       -*      12.00             6             -        0.00%      1.00%        20.00%
  Franklin Mutual Shares Securities
    (AnnuiChoice(TM))
                                        2003      11       12.20           138             -        1.06%      1.00%        22.00%

  Templeton Growth Securities
    (AnnuiChoice(TM))
                                        2003       -*      12.56             5             -        0.00%      1.00%        25.60%
  Van Kampen LIT Comstock Share
    (Pinnacleplus(TM))
                                        2003       9       11.29           100             -        0.00%      1.67%        12.90%
  Van Kampen LIT Emerging Growth
    (Pinnacleplus(TM))
                                        2003       2       10.59            22             -        0.00%      1.67%         5.90%
  Franklin Growth & Income Securities
    (Pinnacleplus(TM))
                                        2003       8       11.35            88             -        0.00%      1.67%        13.50%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 1,000.

                                                                                CAPITAL GAIN  INVESTMENT
                                               UNITS     UNIT      NET ASSETS     DIVIDEND      INCOME      EXPENSE      TOTAL
DIVISION                                      (000S)     VALUE       (000S)     DISTRIBUTION   RATIO(1)      RATIO      RETURN(2)
---------------------------------------------------------------------------------------------------------------------------------
CLASS 2 (CONTINUED):
  Franklin Income Securities
    (Pinnacleplus(TM))
                                        2003      28  $    11.19  $        315  $          -        0.00%      1.67%        11.90%
  Franklin Mutual Shares Securities
    (Pinnacleplus(TM))
                                        2003       8       11.15            86             -        0.00%      1.67%        11.50%
  Templeton Foreign Securities
    (Pinnacleplus(TM))
                                        2003       3       11.76            32             -        0.00%      1.67%        17.60%
CLASS 2B:
  Van Kampen UIF Emerging Markets Debt
    (Pinnacleplus(TM))
                                        2003       2       10.94            19             -        0.00%      1.67%         9.40%
  Van Kampen UIF Emerging Markets
    Equity Share (Pinnacleplus(TM))
                                        2003       -*      12.60             1             -        0.00%      1.67%        26.00%
  Van Kampen UIF U.S. Real Estate
    (Pinnacleplus(TM))
                                        2003       6       11.52            74             -        0.00%      1.67%        15.20%
CLASS B:
  Scudder EAFE Equity Index
    (GrandMaster flex3(TM))
                                        2003       -*      10.60             4             -        0.00%      1.55%        30.86%
  Scudder EAFE Equity Index
    (IQ3(TM))
                                        2003      14       10.20           147             -        5.60%      1.45%        31.11%
  Scudder Equity 500 Index
    (GrandMaster flex3(TM))
                                        2003      57       10.84           613             -        0.24%      1.55%        25.75%
                                        2002       5        8.62            42             -        4.94%      1.55%       (13.80%)
  Scudder Equity 500 Index
    (IQ3(TM))
                                        2003      15       10.52           160             -        0.50%      1.45%        25.99%
                                        2002       4        8.35            35             -        1.78%      1.45%       (16.50%)
  Scudder Small Cap Index
    (GrandMaster flex3(TM))
                                        2003      12       11.89           148             -        0.00%      1.55%        43.77%
  Scudder Small Cap Index
    (IQ3(TM))
                                        2003       4       10.96            43             -        0.73%      1.45%        44.02%
                                        2002       1        7.61            10             6        0.19%      1.45%       (23.90%)
  Scudder VIT EAFE Equity Index
    (AnnuiChoice(TM))
                                        2003      15       10.42           161             -        2.06%      1.00%        31.57%
                                        2002       2        7.92            12             -        4.31%      1.00%       (20.80%)

  Scudder VIT Equity 500 Index
    (AnnuiChoice(TM))
                                        2003      31       10.63           330             -        1.01%      1.00%        26.55%
                                        2002      26        8.40           217             -        3.52%      1.00%       (16.00%)
  Scudder VIT Small Cap Index
    (AnnuiChoice(TM))
                                        2003      28       11.13           317             -        0.00%      1.00%        44.55%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 1,000.

                                                                                CAPITAL GAIN  INVESTMENT
                                               UNITS     UNIT      NET ASSETS     DIVIDEND      INCOME      EXPENSE      TOTAL
DIVISION                                      (000S)     VALUE       (000S)     DISTRIBUTION   RATIO(1)      RATIO      RETURN(2)
---------------------------------------------------------------------------------------------------------------------------------
CLASS B (CONTINUED):
  Scudder VIT  EAFE Equity Index
    (Pinnacleplus(TM))
                                        2003       4  $    11.89  $         48  $          -        0.00%      1.67%        18.90%
  Scudder VIT Equity 500 Index
    (Pinnacleplus(TM))
                                        2003      12       11.05           132             -        0.00%      1.67%        10.50%
  Scudder VIT Small Cap Index
    (Pinnacleplus(TM))
                                        2003       3       11.56            32             -        0.00%      1.67%        15.60%
SERIES TRUST 2:
  JPM Bond
    (Pinnacleplus(TM))
                                        2003       9        9.94            91             -        0.00%      1.67%        (0.60%)
  JPM International Equity
    (Pinnacleplus(TM))
                                        2003       1       11.90             8             -        0.00%      1.67%        19.00%
  JPM Mid Cap Value
    (Pinnacleplus(TM))
                                        2003       8       11.18            93             -        0.00%      1.67%        11.80%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.

FINANCIAL STATEMENTS (STATUTORY BASIS)
NATIONAL INTEGRITY LIFE INSURANCE COMPANY
YEARS ENDED DECEMBER 31, 2003 AND 2002 WITH REPORT OF INDEPENDENT AUDITORS

                    National Integrity Life Insurance Company

                              Financial Statements

                                (Statutory Basis)

                     Years Ended December 31, 2003 and 2002

                                    CONTENTS

Report of Independent Auditors                                    1

Audited Financial Statements

Balance Sheets (Statutory Basis)                                  2
Statements of Operations (Statutory Basis)                        4
Statements of Changes in Capital and Surplus (Statutory Basis)    5
Statements of Cash Flows (Statutory Basis)                        6
Notes to Financial Statements (Statutory Basis)                   8

                         Report of Independent Auditors

Board of Directors
National Integrity Life Insurance Company

We have audited the accompanying statutory basis balance sheets of National Integrity Life Insurance Company as of December 31, 2003 and 2002, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note A to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the New York Insurance Department, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are described in Note A.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of National Integrity Life Insurance Company at December 31, 2003 and 2002, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of National Integrity Life Insurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the New York Insurance Department.

As discussed in Note B to the financial statements, in 2002 National Integrity Life Insurance Company changed various accounting policies to be in accordance with SSAP 10, INCOME TAXES, as a result in a change in New York regulations.

                                                  /s/ Ernst & Young LLP


Cincinnati, Ohio
April 16, 2004

                    National Integrity Life Insurance Company

                        Balance Sheets (Statutory Basis)

                                                  DECEMBER 31,
                                               2003         2002
                                            ------------------------
                                                (IN THOUSANDS)
ADMITTED ASSETS
Cash and invested assets:
  Bonds                                     $   476,919  $   395,440
  Preferred stocks                                7,630        7,630
  Mortgage loans                                    725        1,243
  Policy loans                                   35,929       34,691
  Cash and short-term investments                35,116       47,618
  Receivable for securities                       3,551        5,656
  Other invested assets                           3,731        3,744
                                            ------------------------
Total cash and invested assets                  563,601      496,022

Separate account assets                       1,785,987    1,535,215
Accrued investment income                         6,197        6,013
Deferred tax assets                               7,631        6,464
Other admitted assets                             5,587        1,252

                                            ------------------------
Total admitted assets                       $ 2,369,003  $ 2,044,966
                                            ========================

                                                          DECEMBER 31,
                                                       2003          2002
                                                    -------------------------
                                                         (IN THOUSANDS)
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
  Policy and contract liabilities:
    Life and annuity reserves                       $   496,879   $   425,941
    Unpaid claims                                            56           132
    Deposits on policies to be issued                     2,210         3,767
                                                    -------------------------
  Total policy and contract liabilities                 499,145       429,840

  Separate account liabilities                        1,753,087     1,502,314
  Transfers from separate accounts due, net              (1,570)       (9,908)
  Payable for securities                                    226         3,713
  Asset valuation reserve                                19,650        17,564
  Borrowed money                                          5,920        25,218
  Other liabilities                                         646         5,118
                                                    -------------------------
Total liabilities                                     2,277,104     1,973,859

Capital and surplus:
  Common stock, $10 par value, 200,000 shares
    authorized, issued and outstanding                    2,000         2,000
  Paid-in surplus                                       181,371       156,371
  Unassigned deficit                                    (91,472)      (87,264)
                                                    -------------------------
Total capital and surplus                                91,899        71,107
                                                    -------------------------
Total liabilities and capital and surplus           $ 2,369,003   $ 2,044,966
                                                    =========================

SEE ACCOMPANYING NOTES.

                    National Integrity Life Insurance Company

                   Statements of Operations (Statutory Basis)

                                                               YEAR ENDED DECEMBER 31,
                                                                 2003         2002
                                                              -------------------------
                                                                   (IN THOUSANDS)
Premiums and other revenues:
  Premiums and annuity considerations                         $   375,070  $    525,230
  Net investment income                                            30,733        29,914
  Amortization of the interest maintenance reserve                   (173)         (495)
  Fees from management of separate account
    mutual funds                                                    6,428         6,934
  Other revenues                                                    2,743             8
                                                              -------------------------
Total premiums and other revenues                                 414,801       561,591

Benefits paid or provided:
  Death benefits                                                    1,644         1,380
  Annuity benefits                                                 34,853        24,428
  Surrender benefits                                              169,981       132,300
  Payments on supplementary contracts                                 569           517
  Increase (decrease) in insurance and annuity reserves            68,242       (29,366)
  Other benefits                                                      121           191
                                                              -------------------------
Total benefits paid or provided                                   275,410       129,450

Insurance expenses and other deductions:
  Commissions                                                      24,412        32,269
  General expenses                                                 11,758        10,237
  Taxes, licenses and fees                                            630           529
  Net transfers to separate accounts                              107,166       409,336
  Other income                                                        (64)       (1,836)
                                                              -------------------------
Total insurance expenses and other deductions                     143,902       450,535
                                                              -------------------------
Loss from operations before federal income taxes
  and net realized capital gains                                   (4,511)      (18,394)

Federal income tax benefit                                         (7,956)            -
                                                              -------------------------
Gain (loss) from operations before net realized
  capital gains                                                     3,445       (18,394)
Net realized capital gains (losses)                                   480        (4,951)
                                                              -------------------------
Net income (loss)                                             $     3,925  $    (23,345)
                                                              =========================

SEE ACCOMPANYING NOTES.

                    National Integrity Life Insurance Company

         Statements of Changes in Capital and Surplus (Statutory Basis)

                     Years Ended December 31, 2003 and 2002

                                                                                TOTAL
                                           COMMON     PAID-IN    UNASSIGNED   CAPITAL AND
                                           STOCK      SURPLUS      DEFICIT      SURPLUS
                                          -----------------------------------------------
                                                          (IN THOUSANDS)
Balance, January 1, 2002                  $  2,000   $ 101,069   $  (44,161)  $    58,908
Net loss                                                            (23,345)      (23,345)
Cumulative effect of changes
  in accounting principles                                           14,180        14,180
Change in deferred
  income tax                                                          7,234         7,234
Change in net unrealized
  capital gains                                                           7             7
Change in nonadmitted
  assets and related items                                          (11,821)      (11,821)
Increase in asset
  valuation reserve                                                 (12,462)      (12,462)
Change in surplus in
  separate accounts                                                 (16,896)      (16,896)
Capital contribution                                    55,302                     55,302
                                          -----------------------------------------------
Balance, December 31, 2002                   2,000     156,371      (87,264)       71,107

Net income                                                            3,925         3,925
Change in deferred
  income tax                                                          7,933         7,933
Change in net unrealized
  capital losses                                                        (93)          (93)
Change in nonadmitted
  assets and related items                                           (2,381)       (2,381)
Increase in asset
  valuation reserve                                                  (2,086)       (2,086)
Change in surplus in
  separate accounts                                                 (11,506)      (11,506)
Capital contribution                                    25,000                     25,000
                                          -----------------------------------------------
Balance, December 31, 2003                $  2,000   $ 181,371   $  (91,472)  $    91,899
                                          ===============================================

SEE ACCOMPANYING NOTES.

                    National Integrity Life Insurance Company

                   Statements of Cash Flows (Statutory Basis)

                                                               YEAR ENDED DECEMBER 31,
                                                                 2003         2002
                                                              ------------------------
                                                                   (IN THOUSANDS)
OPERATIONS:
  Premiums, policy proceeds, and other
    considerations received                                   $   375,070  $   525,230
  Net investment income received                                   30,298       32,272
  Benefits paid                                                  (207,142)    (160,349)
  Insurance expenses paid                                         (36,699)     (43,013)
  Other income received, net of other expenses paid                 9,171       10,374
  Net transfers to separate accounts                              (98,829)    (409,555)
                                                              ------------------------
Net cash provided by (used in) operations                          71,869      (45,041)

INVESTMENT ACTIVITIES:
Proceeds from sales, maturities, or repayments
  of investments:
    Bonds                                                         604,048      361,540
    Stocks                                                              -        2,103
    Mortgage loans                                                    518           99
    Miscellaneous proceeds                                              -        2,607
                                                              ------------------------
Net proceeds from sales, maturities, or repayments
  of investments                                                  604,566      366,349

Cost of investments acquired:
  Bonds                                                           683,288      393,169
  Miscellaneous applications                                        1,381        7,796
                                                              ------------------------
Total cost of investments acquired                                684,669      400,965
Net increase in policy loans                                        1,238        2,055
                                                              ------------------------
Net cash used in investment activities                            (81,341)     (36,671)

                                                               YEAR ENDED DECEMBER 31,
                                                                 2003         2002
                                                              -------------------------
                                                                   (IN THOUSANDS)
FINANCING AND MISCELLANEOUS ACTIVITIES:
Other cash provided:
  Capital and surplus paid-in                                 $    25,000  $     55,302
  Borrowed money                                                        -        25,218
  Deposits on deposit-type contract funds and other
    liabilities without life or disability contingencies            2,575         2,781
  Other sources                                                         -         5,107
                                                              -------------------------
Total other cash provided                                          27,575        88,408
                                                              -------------------------

Other cash applied:
  Borrowed money                                                   19,299             -
  Withdrawals on deposit-type contract funds and other
    liabilities without life or disability contingencies                -         2,131
  Other applications, net                                          11,306        26,287
                                                              -------------------------
Total other cash applied                                           30,605        28,418
                                                              -------------------------
Net cash provided by (used in) financing and
  miscellaneous activities                                         (3,030)       59,990
                                                              -------------------------

Net decrease in cash and short-term investments                   (12,502)      (21,722)

Cash and short-term investments at beginning of year               47,618        69,340
                                                              -------------------------
Cash and short-term investments at end of year                $    35,116  $     47,618
                                                              =========================

SEE ACCOMPANYING NOTES.

                    National Integrity Life Insurance Company

                 Notes to Financial Statements (Statutory Basis)

                                December 31, 2003

A. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

The Company is a wholly owned subsidiary of Integrity Life Insurance Company ("Integrity") which is a wholly owned subsidiary of The Western and Southern Life Insurance Company ("W&S"). The Company, domiciled in the state of New York and currently licensed in eight states and the District of Columbia, specializes in the asset accumulation business with particular emphasis on retirement savings and investment products.

The Company and Integrity have been assigned an AAA (Extremely Strong) rating for financial strength by Standard and Poor's, AA+ (Very Strong) for financial strength from Fitch, A+ (Superior) for financial strength from A.M. Best and Aa2 (Excellent) for financial strength by Moody's Investor Services.

USE OF ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

BASIS OF PRESENTATION

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York Insurance Department. Such practices vary from accounting principles generally accepted in the United States ("GAAP"). The more significant variances from GAAP are as follows:

INVESTMENTS

Investments in bonds and preferred stocks are reported at amortized cost or fair value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of shareholder's equity for those designated as available-for-sale. In addition, fair values of certain investments in bonds and stocks are based on values specified by the NAIC, rather than on actual or estimated fair values used for GAAP.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold using the seriatim method. The net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The asset valuation reserve ("AVR") provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus. AVR is not recognized for GAAP.

POLICY ACQUISITION COSTS

Costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to investment-type products, to the extent recoverable from future gross profits, would be deferred and amortized generally in proportion to the emergence of gross profits over the estimated terms of the underlying policies.

NONADMITTED ASSETS

Certain assets designated as "nonadmitted," principally disallowed deferred tax assets, negative IMR on the separate account that is not offset by positive IMR on the general account, and other assets not specifically designated as an admitted asset within the NAIC Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheets.

PREMIUMS AND BENEFITS

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

BENEFIT RESERVES

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on expected experience or actual account balances as would be required under GAAP.

REINSURANCE

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with policy acquisition costs as required under GAAP.

DEFERRED INCOME TAXES

Effective January 1, 2002, deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

STATEMENTS OF CASH FLOWS

Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory basis financial statements are as follows:

                                                                              YEAR ENDED DECEMBER 31,
                                                                              2003              2002
                                                                         ---------------------------------
                                                                                  (IN THOUSANDS)
  Net income (loss) as reported in the accompanying statutory basis
    financial statements                                                 $          3,925    $     (23,345)
  Deferred policy acquisition costs, net of amortization                           18,662           28,060
  Adjustments to customer deposits                                                (14,198)          (9,399)
  Adjustments to invested asset carrying values at acquisition date                 8,302            5,247
  Amortization of interest maintenance reserve                                       (671)             495
  Adjustments for realized investment gains                                         3,677            5,690
  Adjustments for federal income tax expense                                       (5,743)               -
  Other                                                                            (1,047)               -
                                                                         ---------------------------------
  Net income, GAAP basis                                                 $         12,907    $       6,748
                                                                         =================================

                                                                              YEAR ENDED DECEMBER 31,
                                                                              2003              2002
                                                                         ---------------------------------
                                                                                  (IN THOUSANDS)
  Capital and surplus as reported in the accompanying statutory basis
    financial statements                                                 $         91,899    $      71,107
  Adjustments to customer deposits                                                (38,098)         (62,176)
  Adjustments to invested asset carrying values                                    (3,594)          (4,663)
  Federal income taxes                                                              8,094           20,663
  Asset valuation reserve and interest maintenance reserve                         19,650           17,564
  Goodwill                                                                         34,353           34,253
  Deferred policy acquisition costs                                                82,048           57,590
  Other                                                                               433           11,665
                                                                         ---------------------------------
  Shareholder's equity, GAAP basis                                       $        194,785    $     146,003
                                                                         =================================

Other significant accounting practices are as follows:

INVESTMENTS

Bonds, preferred stocks and short-term investments are stated at values prescribed by the NAIC, as follows:

  Bonds not backed by other loans are principally stated at amortized cost using the interest method.

  Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except principal-only and interest-only securities, which are valued using the prospective method.

  Preferred stocks are reported at cost. There are no restrictions on preferred stocks.

  Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost.

  Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

  Mortgage loans and policy loans are reported at unpaid principal balances.

  Realized capital gains and losses are determined using the specific identification method. Changes in admitted asset carrying amounts for bonds, preferred stocks and mortgage loans are credited or charged directly to unassigned surplus.

PREMIUMS

Premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

BENEFITS

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the New York Insurance Department. The Company waives deduction of deferred fractional premiums upon the death of life and annuity policy insureds and does not return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the non-level incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves.

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for model premium payments.

Tabular interest, tabular less actual reserve released, and tabular cost have been determined by formula as prescribed by the NAIC. Tabular interest on funds not involving life contingencies was derived from basic data.

REINSURANCE

Reinsurance premiums, benefits and expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

GUARANTY FUNDS ASSESSMENTS

A liability for guaranty fund assessments is accrued after an insolvency has occurred.

BORROWED MONEY

The Company has entered into several dollar-roll reverse repurchase agreements. The transactions have been reflected as financing transactions, requiring the asset and the liability for the repurchase to remain on the Company's financial statements. Included in the Company's available for sale portfolio is approximately $5.9 million and $25.2 million of mortgage-backed securities, which are subject to the agreements at December 31, 2003 and 2002, respectively.

SEPARATE ACCOUNTS

Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for market value adjusted annuity contracts and variable annuity contracts. Separate account assets are reported at fair value. Surrender charges collectible by the general account in the event of annuity contract surrenders are reported as a negative liability rather than an asset pursuant to prescribed NAIC accounting practices. Policy related activity involving cashflows, such as premiums and benefits, are reported in the accompanying financial statements of income in separate line items combined with related general account amounts. Investment income and interest credited on deposits held in guaranteed separate accounts are included in the accompanying statements of income as a net amount included in net transfers to (from) separate accounts. The Company receives administrative fees for managing the nonguaranteed separate accounts and other fees for assuming mortality and certain expense risks.

RECLASSIFICATIONS

Certain 2002 amounts in the Company's statutory basis financial statements have been reclassified to conform to the 2003 financial presentation.

B. ACCOUNTING CHANGES

Effective January 1, 2002, as a result in a change in New York regulations, the Company adopted SSAP 10, INCOME TAXES. The effect of this accounting change resulted in an increase to capital and surplus of $14.2 million, and was accounted for as a cumulative effect of a change in accounting principle. This amount is comprised of deferred tax assets of $14.5 million and deferred tax liabilities of $0.3 million.

C. INVESTMENTS

The cost or amortized cost and the fair value of bonds, redeemable preferred stocks and other invested assets are summarized as follows:

                                                COST OR      GROSS       GROSS
                                               AMORTIZED   UNREALIZED  UNREALIZED
                                                  COST       GAINS       LOSSES    FAIR VALUE
                                               ----------------------------------------------
                                                               (IN THOUSANDS)
At December 31, 2003:
  Mortgage-backed securities and
    Asset-backed securities                    $  237,085  $    4,377  $    4,743  $  236,719
  Corporate securities                            232,988      15,001       5,196     242,793
  U.S. Treasury securities and
    obligations of U.S. government
    agencies                                        6,724         321          36       7,009
  States and political subdivisions                 3,999           -          73       3,926
                                               ----------------------------------------------
Total                                          $  480,796  $   19,699  $   10,048  $  490,447
                                               ==============================================
At December 31, 2002:
  Mortgage-backed securities and
    Asset-backed securities                    $  166,816  $    5,311  $    6,678  $  165,449
  Corporate securities                            224,132      13,391      13,062     224,461
  U.S. Treasury securities and
    obligations of U.S. government
    agencies                                        3,309         288           -       3,597
  States and political subdivisions                 4,930           -           -       4,930
                                               ----------------------------------------------
Total                                          $  399,187  $   18,990  $   19,740  $  398,437
                                               ==============================================

Fair values generally represent quoted market value prices for securities traded in the public marketplace, or analytically determined values using bid or closing prices for securities not traded in the public marketplace.

The amortized cost of bonds, redeemable preferred stocks and other invested assets at December 31, 2003 and 2002 has been reduced by adjustments of $145,402 and $2,132 to derive the carrying amount of bonds, redeemable preferred stocks and other invested assets in the balance sheets, $480.7 million and $399.2 million, respectively.

The aggregate amounts of unrealized losses and the related fair values of investments with unrealized losses for fixed maturity securities at December 31, 2003 are shown below:

                                                  UNREALIZED LOSSES LESS
                                                   THAN OR EQUAL TO 12        UNREALIZED LOSSES GREATER
                                                          MONTHS                   THAN 12 MONTHS
                                               -----------------------------------------------------------
                                                UNREALIZED      ESTIMATED     UNREALIZED       ESTIMATED
                                                  LOSSES       FAIR  VALUE      LOSSES        FAIR  VALUE
                                               -------------  -------------  -----------------------------
                                                                       (IN THOUSANDS)
  Mortgage-backed securities and
    Asset-backed securities                    $       1,949  $     115,051  $       2,794   $       6,705
  Corporate securities                                   437         16,082          4,759          20,377
  U.S. Treasury securities and
    obligations of U.S. government
    agencies                                              36          2,075              -               -
  States and political subdivisions                       73          1,926              -               -
                                               -----------------------------------------------------------
Total                                          $       2,495  $     135,134  $       7,553   $      27,082
                                               ===========================================================

If a security's fair value becomes lower than its book value, the security is placed on the watch list. When a security is placed on the watch list, it is monitored for further market value changes and additional news related to the insurer's financial condition. The focus is on objective evidence that may influence the evaluation of impairment factors.

The decision to impair a security incorporates both quantitative criteria and qualitative information. The Company considers a number of factors including, but not limited to: (a) the length of time and the extent to which the fair value has been less than book value, (b) the financial condition and near term prospects of the issuer, (c) the intent and ability of the Company to retain its investment for a period of time sufficient to allow for any anticipated recovery in value, (d) whether the debtor is current on interest and principal payments and (e) general market conditions and industry or sector specific factors.

The Company's decision to impair a security is primarily based on whether the security's fair value is likely to remain significantly below its book value in light of all of the factors considered. For securities that are impaired, the security is adjusted to fair value and the resulting losses are recognized in realized gains/losses in the Consolidated Statements of Operations.

Investments that are impaired at December 31, 2003 for which an other-than-temporary impairment has not been recognized consist mainly of corporate bond issues and asset-backed securities. The impairment of these securities have been deemed as temporary due to the assigned rating and the typical fluctuations of these particular securities in the marketplace. The aggregated unrealized loss at December 31, 2003 is approximately 6% of the amortized cost of these securities. There are a total of 51 securities held that are considered temporarily impaired, eleven of which have been impaired for twelve months or longer. The securities impaired twelve months or longer at December 31, 2003 remained impaired at March 31, 2004. Management continues to monitor these investments to determine if there has been an other-than-temporary impairment in fair market value.

A summary of the cost or amortized cost and fair value of the Company's bonds, redeemable preferred stocks and other invested assets at December 31, 2003, by contractual maturity, is as follows:

                                                COST OR
                                                AMORTIZED
                                                  COST     FAIR VALUE
                                               ----------------------
                                                   (IN THOUSANDS)

Years to maturity:
   One or less                                 $    6,301  $    6,508
   After one through five                          52,973      56,947
   After five through ten                          66,393      70,127
   After ten                                      118,044     120,146
   Mortgage-backed securities                     237,085     236,719
                                               ----------------------
Total                                          $  480,796  $  490,447
                                               ======================

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from the sales of investments in bonds during 2003 and 2002 were $86.0 million and $166.4 million; gross gains of $2.5 million and $2.2 million, and gross losses of $552,417 and $464,151 were realized on those sales, respectively.

At December 31, 2003 and 2002, bonds with an admitted asset value of $1,247,666 and $1,237,223 respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

At December 31, 2003 and 2002, the Company held unrated or less-than-investment grade bonds of $40.6 million and $45.8 million, respectively, with an aggregate fair value of $40.7 million and $41.4 million, respectively. Those holdings amounted to less than 8% and 12% of the Company's investments in bonds at December 31, 2003 and 2002, respectively, and less than 2% and 3% of the Company's total admitted assets at December 31, 2003 and 2002, respectively. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds. These evaluations are considered by the Company in their overall investment strategy.

The Company's mortgage loan portfolio is primarily comprised of agricultural loans. The Company has made no new investments in mortgage loans since 1988. The maximum percentage of any one loan to the value of the security at the time of the loan exclusive of any purchase money mortgages was 75%. Fire insurance is required on all properties covered by mortgage loans. As of December 31, 2003, the Company held no mortgages with interest more than 180 days past due. During 2003, excluding interest rates on adjustable rate mortgages, no interest rates on outstanding mortgage loans were reduced. No amounts have been advanced by the Company.

Major categories of the Company's net investment income are summarized as follows:

                                                  YEAR ENDED DECEMBER 31,
                                                   2003            2002
                                               -----------------------------
                                                      (IN THOUSANDS)
Income:
   Bonds                                       $      28,293   $      25,093
   Preferred stocks                                      642             668
   Mortgage loans                                         84             106
   Policy loans                                        2,795           2,657
   Cash and short-term investments                       616           2,045
   Other                                                 271             272
                                               -----------------------------
Total investment income                               32,701          30,841
Investment expenses                                   (1,968)           (927)
                                               -----------------------------

Net investment income                          $      30,733   $      29,914
                                               =============================

Realized capital gains and losses are reported net of federal income taxes and amounts transferred to the IMR are as follows:

                                                  YEAR ENDED DECEMBER 31,
                                                   2003            2002
                                               -----------------------------
                                                      (IN THOUSANDS)
   Net realized capital gains (losses)         $         496   $      (3,248)
   Less amount transferred to IMR                         16           1,703
                                               -----------------------------
   Net realized capital gains (losses)         $         480   $      (4,951)
                                               =============================

Net realized capital gains and losses include losses of $1.6 million in 2003 and $4.9 million in 2002 related to securities that have experienced an other-than-temporary decline in value.

D. FAIR VALUES OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating the "fair value" disclosures for financial instruments in the accompanying financial statements and notes thereto:

BONDS AND PREFERRED STOCKS

Fair values for bonds and preferred stocks are based on quoted market prices where available. For bonds and preferred stocks for which a quoted market price is not available, fair values are estimated using internally calculated estimates or quoted market prices of comparable investments.

MORTGAGE LOANS, POLICY LOANS, CASH AND SHORT-TERM INVESTMENTS AND SEPARATE ACCOUNT ASSETS

The carrying amounts of mortgage loans, policy loans, cash and short-term investments and separate account assets approximate their fair value.

LIFE AND ANNUITY RESERVES FOR INVESTMENT-TYPE CONTRACTS AND DEPOSIT FUND LIABILITIES

The fair values of single premium immediate annuity reserves are based on discounted cash flow calculations using a market yield rate for assets with similar durations. The fair values of deposit fund liabilities and the remaining annuity reserves are based on the cash surrender value of the underlying contracts.

SEPARATE ACCOUNT ANNUITY RESERVES

The fair value of separate account annuity reserves for investment-type products equals the cash surrender values.

The carrying amounts and fair values of the Company's significant financial instruments are shown below. For financial instruments not separately disclosed below, the carrying amount is a reasonable estimate of fair value.

                                                 DECEMBER 31, 2003       DECEMBER 31, 2002
                                               ----------------------------------------------
                                                CARRYING      FAIR      CARRYING      FAIR
                                                 AMOUNT      VALUE       AMOUNT      VALUE
                                               ----------------------------------------------
                                                                 (IN THOUSANDS)
Assets:
   Bonds                                       $  476,919  $  486,756  $  395,440  $  394,671
   Preferred stocks                                 7,630       7,700       7,630       7,888
   Mortgage loans                                     725         725       1,243       1,243
   Policy loans                                    35,929      35,929      34,691      34,691
   Cash and short-term investments                 35,116      35,116      47,618      47,618
  Separate account assets                       1,785,987   1,785,987   1,535,215   1,535,215

Liabilities:
   Life and annuity reserves for
     investment-type contracts                 $  417,037  $  433,553  $  346,771  $  354,402
   Separate accounts annuity
     reserves                                   1,750,740   1,725,031   1,456,579   1,462,415

E. REINSURANCE

Consistent with prudent business practices and the general practice of the insurance industry, the Company reinsures risks under certain of its insurance products with other insurance companies through reinsurance agreements. Through these reinsurance agreements substantially all mortality risks associated with single premium endowment deposits, much of the mortality risks associated with variable annuity deposits and substantially all risks associated with variable life business have been reinsured with non-affiliated insurance companies. A contingent liability exists with respect to insurance ceded which would become a liability should the reinsurer be unable to meet the obligations assumed under these reinsurance agreements.

The effect of reinsurance on premiums, annuity considerations and deposit-type funds is as follows:

                                                      YEAR ENDED DECEMBER 31,
                                                       2003            2002
                                                   -----------------------------
                                                          (IN THOUSANDS)
Direct premiums and amounts assessed against
  policyholders                                    $     372,814   $     520,223
Reinsurance assumed                                        7,465           8,608
Reinsurance ceded                                           (819)           (900)
                                                   -----------------------------
Net premiums, annuity considerations and deposit-
  type funds                                       $     379,460   $     527,931
                                                   =============================

In 2003 and 2002, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

Neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2003 there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.

The net amount of reduction in surplus at December 31, 2003 if all reinsurance ceded agreements were cancelled is $2.3 million.

F. FEDERAL INCOME TAXES

The Company files a consolidated return with Integrity. The method of allocation between the companies is subject to a written agreement, approved by the Board of Directors. Allocation is based on separate return calculations with current credit for net losses. Intercompany tax balances are settled annually.

Income before federal income taxes differs from taxable income principally due to tax-exempt investment income, dividends-received tax deductions, and differences in reserves for policy and contract liabilities for tax and statutory basis financial reporting purposes.

As of December 31, 2003, the Company has an operating loss carryforward of $46,833,520 that will expire in years 2015 through 2017.

The components of the carryover for the Company are as follows:

                                                  CARRYOVER      EXPIRATION DATES
                                               ----------------  ----------------

 Capital loss carryover                        $      2,934,254    2005 - 2006

The components of the net deferred tax asset/(liability) at December 31, are as follows (in thousands):

                                                   2003           2002
                                               ----------------------------
 Gross deferred tax assets                     $      30,333  $      28,953
 Gross deferred tax liabilities                            -          6,604
 Deferred tax assets non-admitted                     22,702         15,885
 Increase in deferred tax assets non-admitted          6,817         15,885

Current income taxes incurred consists of the following major components:

                                                 YEAR ENDED DECEMBER 31,
                                                   2003           2002
                                               ----------------------------
                                                      (IN THOUSANDS)
 Current year income tax benefit               $      (5,541) $      (6,507)
 Prior year over-accrual of tax reserves                   -           (526)
                                               ----------------------------
 Federal income tax benefit incurred                  (5,541)        (7,033)

 NOL utilized by parent                               (2,415)             -
 Deferred adjustments to NOL carryover                     -          7,033
                                               ----------------------------
 Current federal income tax benefit            $      (7,956) $           -
                                               ============================

The main components of the deferred tax amounts at December 31, are as follows (in thousands):

 Gross Deferred Tax Assets ("DTAs"):               2003           2002
                                               ----------------------------
 Reserves                                      $       2,383  $          39
 Bonds/Stocks                                          6,029         13,844
 DAC                                                   4,286          3,825
 Section 197 amortization                                  -            367
 Capital loss carryover                                1,027            852
 Net operating loss carryover                         16,392         10,026
 Reserve strengthening                                   216              -
                                               ----------------------------
 Total DTAs                                    $      30,333  $      28,953
                                               ============================
 DTAs non-admitted                             $      22,702  $      15,885
                                               ============================

Changes in DTAs and DTLs for the year ended December 31, are as follows:

                                                   2003           2002          CHANGE
                                               -------------------------------------------
 DTAs                                          $      30,333  $      28,953  $       1,380
                                               ===========================================
 DTAs non-admitted                             $      22,702  $      15,885  $       6,817
                                               ===========================================
 DTLs                                          $           -  $       6,604  $      (6,604)
                                               ===========================================

The federal income tax provision reflects an effective tax rate different than the prevailing federal income tax rate due in part to various exclusions and special deductions available to life insurance companies.

Following is a reconciliation between the amount of tax computed at the federal statutory rate of 35% and the federal income tax provision (exclusive of taxes related to capital gains or losses) reflected in the statements of operations:

                                                            YEAR END DECEMBER 31,
                                                            2003            2002
                                                        -----------------------------
                                                               (IN THOUSANDS)

 Federal income tax benefit computed at statutory rate  $      (1,411)  $      (8,171)

 Amortization of value of insurance in force                     (367)           (490)
 Adjustment to statutory reserves for tax purposes                958           4,224
 Tax on separate account income                                (3,360)         (5,663)
 Book capital losses in excess of tax                            (737)          2,461
 Bond discount accrual                                           (541)           (552)
 Deferred acquisition costs recorded for tax purposes             670           1,295
 Amortization of interest maintenance reserve                      61              67
 Other                                                           (814)           (204)
                                                        -----------------------------
 Federal income tax benefit                                    (5,541)         (7,033)

 Deferred adjustments to NOL carryover                              -           7,033
 NOL utilized by parent                                        (2,415)              -
                                                        -----------------------------
 Current federal income tax benefit                     $      (7,956)  $           -
                                                        =============================

The Company made no tax payments during 2003 or 2002.

G. CAPITAL AND SURPLUS

The ability of the Company to pay dividends is limited by state insurance laws. Under New York insurance laws, the Company may pay dividends only out of its earnings and surplus, subject to at least thirty days prior notice to the New York Insurance Superintendent and no disapproval from the Superintendent prior to the date of such dividend. The Superintendent may disapprove a proposed dividend if the Superintendent finds that the financial condition of the Company does not warrant such distribution. Within the limitations stated above, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders.

At December 31, 2003, the portion of unassigned deficit represented or reduced by each item below is as follows:

                                                   AMOUNT
                                               --------------
                                               (IN THOUSANDS)
     Unrealized gains and losses               $         (145)
     Non-admitted asset values                        (22,948)
     Separate account businesses                       (1,570)
     Asset valuation reserves                         (19,650)
     Provision for reinsurance                              -

Life/health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2003 and 2002, the Company meets the RBC requirements.

H. RELATED PARTY TRANSACTIONS

During 2003 and 2002, the Company received $25.0 million and $55.3 million, respectively, in capital contributions from Integrity. The 2003 capital contributions were in the form of cash. The 2002 capital contributions were in the form of bonds having an amortized value of $25.3 million and a market value at the date of transfer of approximately $25.9 million and $30.0 million in cash. The Company paid no dividends during 2003 or 2002.

W&S performs certain administrative and special services for Integrity and the Company to assist with its business operations. These services include tax compliance and reporting, payroll functions, administrative support services, and investment functions. During 2003, the Company paid $39,426 and $743,501 to W&S and Fort Washington Investment Advisors, Inc. ("Fort Washington"), respectively related to these services. Fort Washington is an indirect wholly owned subsidiary of the Company's parent, W&S. During 2002, the Company paid $23,396 and $483,791, respectively, to W&S and Fort Washington related to these services. In addition, the Company's parent, Integrity, provides certain business support services. These services include policyholder services, accounting and auditing, underwriting, marketing and product development, functional support services, personnel functions, and administrative support services. During 2003 and 2002, the Company paid $11.4 million and $9.9 million respectively, to Integrity related to these services. The charges for services are considered reasonable and in accordance with the requirements of applicable insurance law and regulations.

At December 31, 2003, the Company had amounts of $5.7 million due from Integrity and $0.1 million due to W&S. At December 31, 2002, the Company had amounts of $4.3 million and $0.1 million due to Integrity and W&S, respectively. These amounts are generally settled on a monthly basis.

The Company has not guaranteed any obligation of its affiliates as of December 31, 2003.

I. COMMITMENTS AND CONTINGENCIES

The Company is assessed amounts by the state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. At December 31, 2003 and 2002, the Company had an estimated accrued liability of $0.4 million, for future guaranty fund assessments.

Various lawsuits against the Company have arisen in the course of the Company's business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position of the Company.

J. ANNUITY RESERVES

At December 31, 2003, the Company's general and separate account annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                 AMOUNT         PERCENT
                                                              ----------------------------
                                                                     (IN THOUSANDS)
 Subject of discretionary withdrawal (with adjustment):
   With market value adjustment                               $   1,327,971           61.3%
   At book value less surrender charge of 5% or more                133,520            6.2%
   At market value                                                  422,769           19.5%
                                                              ----------------------------
 Total with adjustment or at market value                         1,884,260           87.0%
  Subject to discretionary withdrawal (without adjustment)
   at book value less surrender charge of 5% or more                200,305            9.2%
 Not subject to discretionary withdrawal                             81,894            3.8%
                                                              ----------------------------
 Total annuity reserves and deposit fund liabilities (before
  reinsurance)                                                    2,166,459          100.0%
                                                                             =============
 Less reinsurance ceded                                                   -
                                                              -------------
 Net annuity reserves and deposit fund liabilities            $   2,166,459
                                                              =============

K. SEPARATE ACCOUNTS

The Company's guaranteed separate accounts include non-indexed products and guaranteed rate options. The guaranteed rate options are sold as a fixed annuity product or as an investment option within the Company's variable annuity products. These options carry a minimum interest guarantee based on the guarantee period selected by the policyholder. The fixed annuity products currently offered generally provide a death benefit equal to the account value. The fixed investment options currently offered within the Company's variable annuity products provide the death benefits listed below for variable annuities.

The Company's nonguaranteed separate accounts include variable annuities. The net investment experience of variable annuities is credited directly to the policyholder and can be positive or negative. Variable annuities include minimum guaranteed death benefits that vary by product and include optional death benefits available on some products. The death benefits currently offered by the company include the following: account value, return of premium paid, a death benefit that is adjusted after 7 years to the current account value, and a death benefit that is adjusted periodically to the current account value. Assets held in separate accounts are carried at estimated fair values.

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2003 is as follows:

                                                  SEPARATE ACCOUNTS WITH
                                                         GUARANTEES
                                               ----------------------------
                                                NONINDEXED     NONINDEXED
                                                GUARANTEED     GUARANTEED    NONGUARANTEED
                                                LESS THAN /    MORE THAN       SEPARATE
                                                EQUAL TO 4%        4%          ACCOUNTS         TOTAL
                                               ----------------------------------------------------------
                                                                     (IN THOUSANDS)

Premiums, deposits and other                   $     148,508  $      77,650  $      26,750  $     252,908
  considerations                               ==========================================================

Reserves for separate accounts with
  assets  at fair value                        $     287,842  $   1,040,129  $     422,769  $   1,750,740
                                               ==========================================================

Reserves for separate accounts by
  withdrawal characteristics:
    Subject to discretionary withdrawal
     (with adjustment):
       With market value adjustment            $     287,842  $   1,040,129  $           -  $   1,327,971
       At market value                                     -              -        422,769        422,769
                                               ----------------------------------------------------------
    Total with adjustment or at market
      value                                          287,842      1,040,129        422,769      1,750,740
                                               ----------------------------------------------------------
Total separate accounts reserves               $     287,842  $   1,040,129  $     422,769  $   1,750,740
                                               ==========================================================

A reconciliation of the amounts transferred to and from the separate accounts for the year ended December 31, 2003 is presented below:

                                                                2003
                                                           --------------
                                                           (IN THOUSANDS)
Transfers as reported in the Summary of Operations of
  the Separate Accounts Statement:
     Transfers to separate accounts                        $      252,990
     Transfers from separate accounts                            (125,373)
                                                           --------------
Net transfers to separate accounts                                127,617

Reconciling adjustments:
   Policy deductions and other expenses reported
    elsewhere in the Summary of Operations                         (8,946)
   Other changes in surplus in separate account statement         (11,505)
                                                           --------------
Transfers as reported in the Summary of Operations         $      107,166
                                                           ==============

                                     PART C

                                OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

(a)         FINANCIAL STATEMENTS INCLUDED IN PART A:

            Section 1 - Condensed Financial Information for the Portfolios

            FINANCIAL STATEMENTS INCLUDED IN PART B:

            NATIONAL INTEGRITY SEPARATE ACCOUNT I:

            Report of Independent Auditors
            Statement of Assets and Liabilities as of December 31, 2003 Statement of Operations for the Year Ended December 31, 2003 Statements to Changes on Net Assets for the Years Ended December 31, 2003 and 2002
            Notes to Financial Statements

            NATIONAL INTEGRITY LIFE INSURANCE COMPANY:

            Report of Independent Auditors
            Balance Sheets (Statutory Basis) as of December 31, 2003 and 2002 Statements of Income (Statutory Basis) for the Years Ended December 31, 2003 and 2002
            Statements of Changes in Capital and Surplus (Statutory Basis) for the Years Ended December 31, 2003 and 2002
            Statements of Cash Flows (Statutory Basis) for the Years Ended December 31, 2003 and 2002
            Notes to Financial Statements (Statutory Basis)

(b)         EXHIBITS:

            The following exhibits are filed herewith:

            1. Resolutions of the Board of Directors of National Integrity Life Insurance Company (NATIONAL INTEGRITY) authorizing the establishment of Separate Account I, the Registrant. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-8905), filed on September 19, 1986.

            2.      Not applicable.

            3.(a) Form of Selling/General Agent Agreement among National Integrity, Integrity Financial Services, Inc. ("IFS") (the previous principal underwriter) and broker dealers. Incorporated by reference from post-effective amendment no. 5 to Registrant's Form N-4 registration statement (File No. 33-8905) filed on March 2, 1992.

            3.(b) Form of Variable Contract Principal Underwriter Agreement with Touchstone Securities, Inc. ("Touchstone Securities"). Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56658) filed on April 28, 2000.

            4.(a) Form of trust agreement. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-51126), filed on August 20, 1992.

            4.(b) Form of group variable annuity contract. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56658), filed on December 31, 1992.

            4.(c) Form of variable annuity certificate. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56658), filed on December 31, 1992.

            4.(d) Form of riders to certificate for qualified plans. Incorporated by reference from amendment no. 1 to Registrant's Form S-1 registration statement (File No. 33-51122), filed on November 10, 1992.

            5. Form of application. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56658), filed on December 31, 1992.

            6.(a) Certificate of Incorporation of National Integrity. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-33119), filed on January 19, 1990.

            6.(b) By-Laws of National Integrity. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-33119), filed on January 19, 1990.

            7. Reinsurance Agreement between National Integrity and Connecticut General Life Insurance Company (CIGNA) effective January 1, 1995 (filed herewith). Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56658), filed on April 28, 1995.

            8.(a) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation ("FDC") and National Integrity, dated November 20, 1990. Incorporated by reference from post-effective amendment no. 5 to Registrant's Form N-4 registration statement (File No. 33-8905), filed on March 2, 1992.

            8.(b) Participation Agreement Among Variable Insurance Products Fund II, FDC and National Integrity, dated November 20, 1990. Incorporated by reference from post-effective amendment no. 5 to Registrant's Form N-4 registration statement (File No. 33-8905), filed on March 2, 1992.

            8.(c) Amendment No. 1 to Participation Agreements Among Variable Insurance Products Fund, Variable Insurance Products Fund II, FDC, and National Integrity. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56658), filed on May 1, 1996.

            8.(d) Form of Participation Agreement Among Variable Insurance Products Fund III, FDC and National Integrity, incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56658) filed on May 6, 1998.

            8.(e). Form of Participation Agreement among The Legends Funds, Inc. (formerly known as the Integrity Series, Fund, Inc.) Touchstone Securities, Inc. (successor in interest to Integrity Financial Service, Inc.) and Integrity, incorporated by reference to Registrant's registration statement on Form N-4 (file No. 33-51268) filed August 24, 1992.

            8.(f). Form of Participation Agreement among Putnam Variable Trust, Putnam Mutual Fund Corp., Touchstone Securities, Inc. and National Integrity, incorporated by reference to Registrant's registration statement on Form N-4 registration statement (File No. 33-44892) filed November 13, 2000.

            8.(g) Form of Participation Agreement among Van Kampen funds, Inc. Touchstone Securities, Inc. and National Integrity, incorporated by reference to Registrant's registration statement filed on Form N-4 (File No. 33-44892) filed November 13, 2000.

            8.(h) Form of Participation Agreement among Touchstone Variable Series Trust, Touchstone Securities, Inc. and National Integrity, incorporated by reference to Registrant's registration statement filed on Form N-4 (File No. 333-44892) filed May 1, 2001.

            8.(I) Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Touchstone Securities, Inc. and National Integrity Life Insurance Company incorporated by reference to Registrant's registration statement on Form N-4 (File No. 33-56658) filed December 30, 2002..

            9.      Opinion and Consent of G. Stephen Wastek.

            10.     Consent of Ernst & Young LLP.

            11.     Not applicable.

            12.     Not applicable.

            13. Schedule for computation of performance quotations. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56658), filed on May 1, 1996.

ITEM 25.    DIRECTORS AND OFFICERS OF THE DEPOSITOR

            Set forth below is information regarding the directors and principal officers of National Integrity, the Depositor.

DIRECTORS:

NAME AND PRINCIPAL BUSINESS ADDRESS                                 POSITION AND OFFICES WITH DEPOSITOR
-----------------------------------                                 -----------------------------------
John F. Barrett(1)                                                  Director

Dennis L. Carr(1)                                                   Director, Executive Vice President and Chief Actuary

Daniel J. Downing                                                   Director
15 Matthews Street, Goshen, New York 10924

Dale Patrick Hennie                                                 Director
990 Hickoryview Dr., Cincinnati, OH 45233

Eric C. Fast                                                        Director
100 First Stamford Place
Stamford, Connecticut 06092

John R. Lindholm(1)                                                 Director, President & CEO

Cameron F. MacRae                                                   Director
125 W. 55th Street, New York, New York 10019

Newton Phelps Stokes Merril                                         Director
One Wall St., New York, NY 10286

Robert L. Walker(2)                                                 Director

William J. Williams(2)                                              Director

Donald J. Wuebbling(2)                                              Director

Edward J. Babbitt                                                   Director

George R. Bunn Jr                                                   Director

OFFICERS

NAME AND PRINCIPAL BUSINESS ADDRESS                                 POSITION AND OFFICES WITH DEPOSITOR
-----------------------------------                                 -----------------------------------
William J. Williams(2)                                              Chairman of the Board

John F. Barrett(2)                                                  Vice Chairman of the Board

John R. Lindholm(1)                                                 Director and President

Dennis L. Carr(1)                                                   Executive Vice President & Chief Actuary

James G. Kaiser                                                     Executive Vice President
333 Ludlow Street, Stamford, Connecticut 06902

Don W. Cummings(1)                                                  Senior Vice President & Chief Financial Officer

William F. Ledwin(1)                                                Senior Vice President & Chief Investment Officer

William H. Guth(1)                                                  Senior Vice President

Edward J. Haines(1)                                                 Senior Vice President

Kevin L. Howard(1)                                                  Senior Vice President

Jill R. Keinsley(1)                                                 Senior Vice President

Kenneth A. Palmer                                                   Senior Vice President, Producer & Client Services

John P. Ciprio(2)                                                   Vice President

Daniel J. Downing                                                   Vice President
15 Matthews St., Suite 200, Goshen, New York, 10924

Laurel Durham(1)                                                    Vice President, National Sales

David G. Ennis(2)                                                   Vice President, Auditor

Phillip E. King(1)                                                  Vice President

Paul M. Kruth(1)                                                    Vice President

Mark W. Murphy(1)                                                   Vice President

Richard K. Taulbee(2)                                               Vice President, Taxes

James J. Vance(2)                                                   Vice President & Treasurer

M. Lisa Cooper(1)                                                   Product Compliance Officer

David L. DiMartino(1)                                               Managing Actuary

Michael W. Collier(1)                                               Director of New Business

Steve Eggenspillar(1)                                               Director, Agent Licensing & Commissions

Joseph F. Vap(1)                                                    Director, Financial Operations

Edward J. Babbitt(2)                                                Secretary

Meredith Hettinger(1)                                               Assistant Secretary

Robert F. Morand(2)                                                 Assistant Secretary

Lee Ann Risner(1)                                                   Assistant Secretary

G. Stephen Wastek(1)                                                Assistant Secretary

Jeffery D. Meek(2)                                                  Assistant Treasurer

Heather G. Napier(2)                                                Assistant Treasurer

Elaine M. Reuss(2)                                                  Assistant Treasurer

Timothy D. Speed(2)                                                 Assistant Treasurer

(1) Principal Business Address: 515 West Market Street, Louisville, Kentucky
    40202
(2) Principal Business Address: 400 Broadway, Cincinnati, Ohio 45202

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH NATIONAL INTEGRITY OR REGISTRANT

The Western and Southern Life Insurance Company ("WSLIC"); Ohio corporation

     Western-Southern Life Assurance Company ("WSLAC"); Ohio corporation; 100% owned by WSLIC

          Courtyard Nursing Care, Inc.; Ohio corporation; 100% owned by WSLAC;
               ownership and operation of real estate.

          IFS Financial Services, Inc. ("IFS"); Ohio corporation; 100% owned by
               WSLAC; development and marketing of financial products for distribution through financial institutions.

               IFS Systems, Inc.; Delaware corporation; 100% owned by IFS;
                    development, marketing and support of software systems.

               IFS Insurance Agency, Inc.; Ohio corporation; 99% owned by IFS,
                    1% owned by William F. Ledwin; general insurance agency.

               Touchstone Securities, Inc.; Nebraska corporation; 100% owned by
                    IFS; securities broker-dealer.

               Touchstone Advisors, Inc.; Ohio corporation; 100% owned by IFS;
                    registered investment adviser.

               IFS Agency Services, Inc.; Pennsylvania corporation; 100% owned by IFS; general insurance agency.

               IFS Agency, Inc.; Texas corporation; 100% owned by an
                    individual; general insurance agency.

               IFS General Agency, Inc.; Pennsylvania corporation; 100% owned by William F. Ledwin;

               Ft. Washington Brokerage Services, Inc.; Ohio corporation; 100%
                    owned by IFS Financial Services, Inc.; registered investment advisor and broker dealer.

               IFS Fund Distributors, Inc.; Ohio corporation; 100% owned by IFS
                    Financial Services, Inc.; registered broker dealer

               Integrated Fund Services, Inc.; Ohio corporation; 100% owned by
                    IFS Financial Services, Inc; registered transfer agent.

     Integrity Life Insurance Company; Ohio corporation; 100% owned by WSLIC.

          National Integrity Life Insurance Company; New York corporation; 100% owned by Integrity Life Insurance Company.

     Seasons Congregate Living, Inc.; Ohio corporation; 100% owned by WSLIC;
          ownership and operation of real estate.

     Latitudes at the Moors, Inc.; Florida corporation; 100% owned by WSLIC;
          ownership and operation of real
          estate.

     WestAd Inc.; Ohio corporation; 100% owned by WSLIC, general advertising, book-selling and publishing.

     Fort Washington Investment Advisors, Inc.; Ohio corporation; 100% owned by
          WSLIC; registered investment adviser.

          Todd Investment Advisors, Inc.; Kentucky corporation; 100% owned by
               Fort Washington Investment Advisors, Inc.; registered investment adviser.

     Columbus Life Insurance Company; Ohio corporation; 100% owned by WSLIC;
          insurance.

          Colmain Properties, Inc.; Ohio corporation; 100% owned by Columbus
               Life Insurance Company; acquiring, owning, managing, leasing, selling real estate.

               Colpick, Inc.; Ohio corporation; 100% owned by Colmain
                    Properties, Inc.; acquiring, owning, managing, leasing and selling real estate.

          CAI Holding Company, Inc.; Ohio corporation; 100% owned by Columbus
               Life Insurance Company; holding company.

               Capital Analysts Incorporated; Delaware corporation; 100% owned by CAI Holding Company; securities broker-dealer and registered investment advisor.

               Capital Analysts Agency, Inc.; Ohio corporation; 99% owned by
                    Capital Analysts Incorporated, 1% owned by William F. Ledwin; general insurance agency.

               Capital Analysts Agency, Inc.; Texas corporation; 100% owned by an individual who is a resident of Texas, but under contractual association with Capital Analysts Incorporated; general insurance agency.

               Capital Analysts Insurance Agency, Inc.; Massachusetts
                    corporation; 100% owned by Capital Analysts Incorporated; general insurance agency.

          CLIC Company I; Delaware corporation; 100% owned by Columbus Life
               Insurance Company; holding company.

          CLIC Company II; Delaware corporation; 100% owned by Columbus Life
               Insurance Company; holding company.

     Eagle Properties, Inc.; Ohio corporation; 100% owned by WSLIC; ownership, development and management of real estate.

          Seasons Management Company; Ohio corporation; 100 % owned by Eagle
               Properties, Inc.; management of real estate.

     Waslic Company II; Delaware corporation; 100% owned by WSLIC; holding company.

     WestTax, Inc.; Ohio corporation, 100% owned by WSLIC; preparation and electronic filing of tax returns.

     Florida Outlet Marts, Inc.; Florida corporation; 100% owned by WSLIC;
          ownership and operation of real estate.

     AM Concepts Inc.; Delaware corporation, 100% owned by WSLIC; venture capital investment in companies engaged in alternative marketing of financial products.

     Western-Southern Agency, Inc.; Ohio corporation; 99% owned by WSLIC; 1% owned by William F. Ledwin; general insurance agency.

     Western-Southern Agency Services, Inc.; Pennsylvania corporation; 100% owned by WSLIC; general insurance agency.

     W-S Agency of Texas, Inc.; Texas corporation; 100% owned by an individual;
          general insurance agency.

ITEM 27.  NUMBER OF CONTRACT OWNERS

          As of March 31, 2004 there were 4844 contract owners of Separate Account I of National Integrity.

ITEM 28.  INDEMNIFICATION

BY-LAWS OF TOUCHSTONE SECURITIES, INC. The By-Laws of Interactive Financial Solutions, now called Touchstone Securities provide, in Article IV, as follows:

          INDEMNIFICATION, GENERALLY. To the extent permitted by the law of the State of Ohio and subject to all applicable requirements thereof:

          Section 1. Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he is or was a director, officer, employee, trustee, agent of another company or incorporator of the Company shall be indemnified by the Company;

          Section 4. Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he is or was a director, officer, employee, trustee, agent of another company or incorporator of the Company and not covered by
          Section 1, may be indemnified upon approval of

                    (a) a majority voted of a quorum consisting of disinterested directors, or
                    (b) independent legal counsel, or
                    (c) by the members, or
                    (d) by the Court of Common Please of Hamilton County, Ohio
                        or the court where such action was brought.

          Section 5. The related expenses of any such person in any other of said categories may be advanced by the Company.

ITEM 29.  PRINCIPAL UNDERWRITERS

          (a) Touchstone Securities is the principal underwriter for Separate Account I. Touchstone Securities also serves as an underwriter for the contracts issued under National Integrity Life Insurance Company's Separate Accounts II and VUL; Integrity Life Insurance Company's Separate Accounts I, II, and VUL; contracts issued under Western-Southern Life Assurance Company's Separate Accounts 1 and 2; and for the shares of several series (Funds) of Touchstone Series Trust (formerly Select Advisors Trust A), Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Tax-Free Trust; each of which is affiliated with the Depositor. National Integrity is the Depositor of Separate Accounts I, II, and VUL.

          (b) The names and business addresses of the officers and directors of, and their positions with, Touchstone Securities, are as follows:

DIRECTORS:

NAME AND PRINCIPAL BUSINESS ADDRESS                  POSITION AND OFFICES WITH TOUCHSTONE SECURITIES
-----------------------------------                  -----------------------------------------------
James N. Clark(1)                                    Director

Jill T. McGruder(3)                                  Director, Chief Executive Officer and President

Edward S. Heenan(1)                                  Director and Controller

William F. Ledwin(1)                                 Director

Donald J. Wuebbling(1)                               Director

OFFICERS:

Jill T McGruder(3)                                   President and CEO

Richard K. Taulbee(1)                                Vice President

Robert F. Morand(1)                                  Secretary

Patricia Wilson(1)                                   Chief Compliance Officer

Edward S. Heenan(1)                                  Controller

James J. Vance(1)                                    Vice President and Treasurer

Robert F. Morand(1)                                  Secretary

Terrie A. Wiedenheft(3)                              Chief Financial Officer

Don W. Cummings(2)                                   Vice President

Elaine M. Reuss(1)                                   Assistant Treasurer

Jospeh Vap(2)                                        Assistant Treasurer

David L. Anders(2)                                   Assistant Vice President

Laurel S. Durham(2)                                  Assistant Vice President

Lisa C. Heffley(2)                                   Assistant Vice President

Patricia L. Tackett(2)                               Assistant Vice President

Mark Murphy(2)                                       Assistant Vice President

(1) Principal Business Address: 400 Broadway, Cincinnati, Ohio 45202
(2) Principal Business Address: 515 W. Market St. Louisville, Kentucky 40241
(3) Principal Business Address: 221 East Fourth St., Cincinnati, Ohio, 45202

(c) Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

          The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by National Integrity at 515 West Market Street, Louisville, Kentucky 40202 or 15 Matthews Street, Suite 200, Goshen, New York 10924.

ITEM 31.  MANAGEMENT SERVICES

There are currently no management-related services provided to the Registrant.

ITEM 32.  UNDERTAKINGS

          The Registrant hereby undertakes:

          (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

          (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

          (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

National Integrity represents that aggregate charges under variable annuity contracts described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by National Integrity.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet all of the requirements for effectiveness of this post-effective amendment to their Registration Statement pursuant to Rule 485 under the Securities Act of 1933 and have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Louisville and State of Kentucky on this 20th day of July, 2004.

                              SEPARATE ACCOUNT I OF
                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY
                                  (Registrant)

                  By: National Integrity Life Insurance Company
                                   (Depositor)


                            By: /s/ John R. Lindholm
                                John R. Lindholm
                                President & CEO


                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY
                                   (Depositor)


                            By: /s/ John R. Lindholm
                                John R. Lindholm
                                President & CEO

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet all of the requirements for effectiveness of this post-effective amendment to their Registration Statement pursuant to Rule 485 under the Securities Act of 1933 and have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Louisville and State of Kentucky on this 20th day of July, 2004.

                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY
                                   (Depositor)

                              By: /s/ John R. Lindholm
                                  John R. Lindholm
                                  President & CEO

As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

PRINCIPAL EXECUTIVE OFFICER:   /s/ John R. Lindholm
                               John R. Lindholm, President & CEO
                               Date: 7/20/2004


PRINCIPAL FINANCIAL OFFICER:   /s/ Don W. Cummings
                               Don W. Cummings, Senior Vice President and
                               Chief Financial Officer
                               Date: 7/20/2004

PRINCIPAL ACCOUNTING OFFICER:  /s/ Joseph F. Vap
                               Joseph F. Vap, Director, Financial Operations
                               Date: 7/20/2004

DIRECTORS:

/s/ John F. Barrett
John F. Barrett                      Cameron F. MacRae
Date: 7/20/2004                      Date:

/s/ Dennis L. Carr
Dennis L. Carr                       Newton Phelps Stokes Merrill
Date: 7/20/2004                      Date:

                                     /s/ Robert L. Walker
Daniel J. Downing                    Robert L. Walker
Date:                                Date: 7/20/2004

                                     /s/ William J. Williams
Eric C. Fast                         William J. Williams
Date:                                Date: 7/20/2004

                                     /s/ Donald J. Wuebbling
Dale Patrick Hennie                  Donald J, Wuebbling
Date:                                Date: 7/20/2004

/s/ John R. Lindholm                 /s/ Edward J. Babbitt
John R. Lindholm                     Edward J. Babbitt
Date: 7/20/2004                      Date: 7/20/2004

George R. Bunn Jr.
Date:

                                  EXHIBIT INDEX

EXHIBIT NUMBER

9.        Opinion and Consent of G. Stephen Wastek

10.       Auditors Consent